John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.1%
U.S. Government - 3.1%
U.S. Treasury Bond 2.250%, 08/15/2049		$9,250,000	$9,337,441
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,658,355)			$9,337,441
FOREIGN GOVERNMENT OBLIGATIONS - 44.4%
Australia - 2.0%
Commonwealth of Australia 1.750%, 11/21/2020	AUD	8,700,000	5,941,051
Canada - 0.5%
Province of British Columbia 6.600%, 01/09/2020 (A)	INR	106,000,000	1,478,235
India - 6.0%
Republic of India
7.590%, 01/11/2026		450,000,000	6,587,349
7.680%, 12/15/2023		85,000,000	1,246,767
8.120%, 12/10/2020		450,000,000	6,443,233
9.150%, 11/14/2024		250,000,000	3,891,205
			18,168,554
Indonesia - 14.9%
Republic of Indonesia
3.700%, 10/30/2049		$1,771,000	1,820,147
6.125%, 05/15/2028	IDR	120,000,000,000	7,954,626
6.625%, 05/15/2033		196,112,000,000	12,883,328
7.000%, 05/15/2027		24,000,000,000	1,704,570
8.250%, 05/15/2029		102,000,000,000	7,806,609
8.375%, 03/15/2024 to 04/15/2039		172,516,000,000	13,121,890
			45,291,170
Malaysia - 7.7%
Government of Malaysia
3.418%, 08/15/2022	MYR	7,500,000	1,811,081
3.620%, 11/30/2021		36,500,000	8,836,311
3.757%, 04/20/2023		26,000,000	6,345,626
4.181%, 07/15/2024		18,000,000	4,481,468
4.392%, 04/15/2026		8,000,000	2,028,944
			23,503,430
Philippines - 3.3%
Republic of Philippines
3.500%, 04/21/2023	PHP	247,000,000	4,767,709
3.625%, 09/09/2025		142,233,286	2,671,868
3.900%, 11/26/2022		131,000,000	2,568,811
			10,008,388
Singapore - 0.7%
Republic of Singapore 2.750%, 07/01/2023	SGD	3,000,000	2,283,094
South Korea - 7.9%
Republic of Korea
1.875%, 06/10/2029	KRW	7,000,000,000	6,041,386
2.000%, 12/10/2021 to 09/10/2022		7,600,000,000	6,521,934
2.250%, 06/10/2021		5,300,000,000	4,544,672
2.375%, 03/10/2023		8,000,000,000	6,967,934
			24,075,926
Thailand - 1.4%
Kingdom of Thailand 1.200%, 07/14/2021	THB	131,124,000	4,314,022
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $136,934,396)			$135,063,870
CORPORATE BONDS - 49.8%
Australia - 1.3%
Shandong Energy Australia Pty, Ltd. 4.550%, 07/26/2020		$2,200,000	2,188,109
Asia Pacific Total Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Australia (continued)
Westpac Banking Corp. 4.421%, 07/24/2039		$1,593,000	$1,724,227
			3,912,336
Cayman Islands - 2.6%
21Vianet Group, Inc. 7.875%, 10/15/2021		2,000,000	2,013,206
CK Hutchison International 19 II, Ltd. 3.375%, 09/06/2049 (A)		2,801,000	2,783,784
Minsheng Hong Kong International Leasing, Ltd. 4.500%, 03/26/2022		3,000,000	3,018,177
			7,815,167
China - 6.8%
China Aoyuan Group, Ltd. 7.950%, 09/07/2021		2,500,000	2,594,359
China SCE Group Holdings, Ltd. 7.375%, 04/09/2024		3,000,000	2,995,813
Franshion Brilliant, Ltd. (4.000% to 1-3-23, then 5 Year CMT + 5.238%) 01/03/2023 (B)		3,000,000	2,981,965
New Metro Global, Ltd. 6.500%, 04/23/2021		1,600,000	1,574,415
Times China Holdings, Ltd. 7.850%, 06/04/2021		2,000,000	2,054,086
Vanke Real Estate Hong Kong Company, Ltd. 3.850%, 06/13/2022	CNY	16,000,000	2,284,380
Yuzhou Properties Company, Ltd. 6.375%, 03/06/2021		$3,200,000	3,225,225
Zhenro Properties Group, Ltd. 8.650%, 01/21/2023		3,000,000	2,978,799
			20,689,042
Hong Kong - 11.1%
AIA Group, Ltd. 4.875%, 03/11/2044		1,488,000	1,845,963
Bangkok Bank PCL (3.733% to 9-25-29, then 5 Year CMT + 1.900%) 09/25/2034 (A)		1,053,000	1,060,187
Chong Hing Bank, Ltd. (3.876% to 7-26-22, then 5 Year CMT + 2.030%) 07/26/2027		3,000,000	3,001,214
CMB Wing Lung Bank, Ltd. (3.750% to 11-22-22, then 5 Year CMT + 1.750%) 11/22/2027		3,000,000	3,007,735
Coastal Emerald, Ltd. (4.300% to 8-1-24, then 5 Year CMT + 7.445%) 08/01/2024 (B)		3,000,000	3,049,432
Concord New Energy Group, Ltd. 7.900%, 01/23/2021		3,000,000	3,049,435
Far East Horizon, Ltd. (3 month LIBOR + 2.000%) 4.089%, 07/03/2021 (C)		4,000,000	4,022,720
GET International Investment Holdings, Ltd. 3.750%, 07/18/2022		1,151,000	1,160,181
Shandong Iron and Steel Xinheng International Company, Ltd. 6.500%, 06/14/2021		800,000	805,178
Shanghai Commercial Bank, Ltd. (3.750% to 11-29-22, then 5 Year CMT + 1.705%) 11/29/2027		3,000,000	3,020,423

1

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Hong Kong (continued)
Weichai International Hong Kong Energy Group Company, Ltd. (3.750% to 9-14-22, then 5 Year CMT + 6.084%) 09/14/2022 (B)		$3,000,000	$3,012,738
Yingde Gases Investment, Ltd. 6.250%, 01/19/2023 (A)		3,400,000	3,501,588
Zoomlion HK SPV Company, Ltd. 6.125%, 12/20/2022		3,300,000	3,357,750
			33,894,544
India - 2.3%
NTPC, Ltd. 4.250%, 02/26/2026		2,000,000	2,113,614
ReNew Power Synthetic 6.670%, 03/12/2024		2,000,000	2,050,465
Vedanta Resources, Ltd. 7.125%, 05/31/2023		3,000,000	2,922,000
			7,086,079
Indonesia - 5.3%
ABM Investama Tbk PT 7.125%, 08/01/2022 (A)		2,800,000	2,336,341
Adaro Indonesia PT 4.250%, 10/31/2024 (A)		2,217,000	2,170,443
Chandra Asri Petrochemical Tbk PT 4.950%, 11/08/2024		3,500,000	3,435,704
Indonesia Asahan Aluminium Persero PT 6.530%, 11/15/2028		1,500,000	1,821,992
Jasa Marga Persero Tbk PT 7.500%, 12/11/2020 (A)	IDR	11,300,000,000	801,765
Pertamina Persero PT 6.450%, 05/30/2044		$2,000,000	2,532,249
Perusahaan Listrik Negara PT 6.150%, 05/21/2048		2,500,000	3,106,250
			16,204,744
Isle of Man - 1.4%
Gohl Capital, Ltd. 4.250%, 01/24/2027		4,000,000	4,168,390
Malaysia - 1.7%
Press Metal Labuan, Ltd. 4.800%, 10/30/2022		3,200,000	3,125,750
SD International Sukuk, Ltd. 6.300%, 05/09/2022		2,000,000	2,036,382
			5,162,132
Mauritius - 2.7%
Greenko Investment Company 4.875%, 08/16/2023		2,100,000	2,076,213
HT Global IT Solutions Holdings, Ltd. 7.000%, 07/14/2021		2,900,000	2,986,028
UPL Corp., Ltd. 4.500%, 03/08/2028		3,000,000	3,074,452
			8,136,693
Singapore - 3.7%
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		1,200,000	1,147,762
5.875%, 11/09/2024		1,800,000	1,721,644
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		2,160,000	2,195,370
Singapore Post, Ltd. (4.250% to 3-2-22, then 10 Year Singapore Swap Offered Rate + 3.692%) 03/02/2022 (B)	SGD	5,000,000	3,755,463
Asia Pacific Total Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Singapore (continued)
TBLA International Pte, Ltd. 7.000%, 01/24/2023		$2,500,000	$2,505,098
			11,325,337
South Korea - 5.6%
Busan Bank Company, Ltd. 3.625%, 07/25/2026		3,000,000	3,032,048
DB Insurance Company, Ltd. 3.865%, 05/25/2027	KRW	8,000,000,000	7,245,470
Export-Import Bank of Korea 6.200%, 08/07/2021	INR	137,000,000	1,906,920
Hyundai Capital Services, Inc.
3.000%, 03/06/2022		$502,000	507,222
3.625%, 08/29/2027		937,000	955,713
The Korea Development Bank 7.000%, 11/30/2022 (A)	IDR	52,000,000,000	3,601,792
			17,249,165
Supranational - 2.6%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	2,839,511
6.450%, 08/08/2021	INR	360,000,000	5,043,205
			7,882,716
United Arab Emirates - 0.6%
ICICI Bank, Ltd. 3.650%, 01/14/2020	SGD	2,500,000	1,832,306
United States - 2.1%
Incitec Pivot Finance LLC 3.950%, 08/03/2027		$2,225,000	2,248,904
Resorts World Las Vegas LLC
4.625%, 04/16/2029 (A)		3,400,000	3,541,484
4.625%, 04/16/2029		600,000	625,088
			6,415,476
TOTAL CORPORATE BONDS (Cost $150,519,238)			$151,774,127
Total Investments (Asia Pacific Total Return Bond Fund) (Cost $297,111,989) - 97.3%			$296,175,438
Other assets and liabilities, net - 2.7%			8,189,530
TOTAL NET ASSETS - 100.0%			$304,364,968
Currency Abbreviations
AUD	Australian Dollar
CNY	Chinese Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Bhat
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.

2

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	155	Short	Apr 2020	$(33,430,032)	$(33,418,242)	$11,790
						$11,790

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%
Communication services – 13.3%
Entertainment – 4.2%
Netflix, Inc. (A)	145,470	$45,773,590
The Walt Disney Company	182,647	27,685,632
		73,459,222
Interactive media and services – 9.1%
Alphabet, Inc., Class A (A)	38,525	50,240,067
Alphabet, Inc., Class C (A)	38,480	50,214,861
Facebook, Inc., Class A (A)	304,630	61,425,593
		161,880,521
		235,339,743
Consumer discretionary – 21.6%
Automobiles – 1.8%
Tesla, Inc. (A)(B)	94,731	31,255,546
Hotels, restaurants and leisure – 2.1%
Chipotle Mexican Grill, Inc. (A)	24,280	19,761,978
Marriott International, Inc., Class A	125,834	17,662,060
		37,424,038
Internet and direct marketing retail – 8.9%
Alibaba Group Holding, Ltd., ADR (A)	300,385	60,077,000
Amazon.com, Inc. (A)	54,597	98,318,278
		158,395,278
Leisure products – 0.3%
Peloton Interactive, Inc., Class A (A)(B)	137,903	4,858,323
Specialty retail – 1.3%
The Home Depot, Inc.	106,618	23,510,335
Textiles, apparel and luxury goods – 7.2%
adidas AG	73,301	22,855,085
Kering SA	50,040	30,133,620
Lululemon Athletica, Inc. (A)(B)	155,671	35,133,388
NIKE, Inc., Class B	413,226	38,632,499
		126,754,592
		382,198,112
Consumer staples – 4.2%
Beverages – 0.5%
Constellation Brands, Inc., Class A	46,183	8,592,809
Food and staples retailing – 2.1%
Costco Wholesale Corp.	121,832	36,526,452
Personal products – 1.6%
The Estee Lauder Companies, Inc., Class A	147,514	28,834,562
		73,953,823
Financials – 2.0%
Banks – 0.8%
JPMorgan Chase & Co.	116,181	15,308,009
Capital markets – 1.2%
S&P Global, Inc.	79,307	20,988,598
		36,296,607
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 10.5%
Biotechnology – 2.5%
BioMarin Pharmaceutical, Inc. (A)	119,872	$9,674,869
Exact Sciences Corp. (A)	83,067	6,729,258
Sage Therapeutics, Inc. (A)	45,986	7,117,253
Vertex Pharmaceuticals, Inc. (A)	96,959	21,500,658
		45,022,038
Health care equipment and supplies – 4.4%
Danaher Corp. (B)	114,614	16,731,352
DexCom, Inc. (A)	60,800	13,820,448
Edwards Lifesciences Corp. (A)	89,480	21,917,231
Intuitive Surgical, Inc. (A)	42,369	25,120,580
		77,589,611
Health care providers and services – 0.3%
Guardant Health, Inc. (A)	70,427	5,470,065
Life sciences tools and services – 1.5%
Illumina, Inc. (A)	80,728	25,894,313
Pharmaceuticals – 1.8%
AstraZeneca PLC, ADR	640,995	31,075,438
		185,051,465
Industrials – 6.6%
Aerospace and defense – 4.9%
Airbus SE	144,381	21,216,016
Safran SA	146,512	23,954,497
The Boeing Company	112,789	41,301,076
		86,471,589
Road and rail – 1.7%
Uber Technologies, Inc. (A)	302,844	8,964,182
Union Pacific Corp.	116,859	20,566,015
		29,530,197
		116,001,786
Information technology – 41.2%
IT services – 13.7%
Adyen NV (A)(C)	29,243	22,425,256
FleetCor Technologies, Inc. (A)	111,803	34,314,577
Mastercard, Inc., Class A	247,595	72,354,687
PayPal Holdings, Inc. (A)	168,804	18,232,520
Shopify, Inc., Class A (A)	46,339	15,604,658
Square, Inc., Class A (A)	133,364	9,218,120
Twilio, Inc., Class A (A)(B)	86,374	8,920,707
Visa, Inc., Class A	327,006	60,335,877
		241,406,402
Semiconductors and semiconductor equipment – 5.9%
Broadcom, Inc.	63,919	20,211,827
NVIDIA Corp.	201,354	43,641,466
QUALCOMM, Inc.	298,137	24,909,346
Universal Display Corp.	24,459	4,750,427
Xilinx, Inc.	123,297	11,439,496
		104,952,562

3

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software – 16.7%
Adobe, Inc. (A)	179,142	$55,449,823
Coupa Software, Inc. (A)	62,407	9,578,850
Microsoft Corp.	625,976	94,760,247
salesforce.com, Inc. (A)	443,110	72,178,188
ServiceNow, Inc. (A)	71,853	20,337,273
Splunk, Inc. (A)	167,982	25,066,274
Workday, Inc., Class A (A)	102,311	18,325,946
		295,696,601
Technology hardware, storage and peripherals – 4.9%
Apple, Inc.	321,500	85,920,875
		727,976,440
Real estate – 0.6%
Equity real estate investment trusts – 0.6%
American Tower Corp.	50,974	10,909,965
TOTAL COMMON STOCKS (Cost $783,336,228)		$1,767,727,941
SHORT-TERM INVESTMENTS – 2.7%
Short-term funds – 2.7%
John Hancock Collateral Trust, 1.7887% (D)(E)	4,501,877	45,047,137
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	3,634,768	3,634,768
TOTAL SHORT-TERM INVESTMENTS (Cost $48,680,255)		$48,681,905
Total Investments (Capital Appreciation Fund) (Cost $832,016,483) – 102.7%		$1,816,409,846
Other assets and liabilities, net – (2.7%)		(47,899,977)
TOTAL NET ASSETS – 100.0%		$1,768,509,869
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $44,129,313.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 11-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 61.1%
Communication services – 3.8%
Interactive media and services – 3.8%
Alphabet, Inc., Class A (A)(B)	2,638	$3,440,189
Alphabet, Inc., Class C (B)	28,420	37,086,963
Facebook, Inc., Class A (B)	95,900	19,337,276
		59,864,428
Consumer discretionary – 5.3%
Auto components – 0.6%
Aptiv PLC	100,299	9,416,070
Hotels, restaurants and leisure – 2.7%
Hilton Worldwide Holdings, Inc.	201,243	21,130,515
McDonald's Corp.	26,600	5,173,168
Yum! Brands, Inc. (A)	146,207	14,718,659
		41,022,342
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail – 2.0%
Amazon.com, Inc. (B)	17,464	$31,449,171
		81,887,583
Consumer staples – 1.3%
Beverages – 1.3%
Keurig Dr. Pepper, Inc. (C)	636,041	19,679,109
Energy – 0.2%
Oil, gas and consumable fuels – 0.2%
Concho Resources, Inc.	49,500	3,591,720
Financials – 5.9%
Banks – 0.3%
The PNC Financial Services Group, Inc.	28,500	4,366,485
Capital markets – 2.6%
Intercontinental Exchange, Inc.	186,825	17,593,310
S&P Global, Inc.	85,283	22,570,146
		40,163,456
Insurance – 3.0%
Marsh & McLennan Companies, Inc.	443,442	47,922,777
		92,452,718
Health care – 12.8%
Health care equipment and supplies – 6.4%
Alcon, Inc. (B)	360,243	19,899,261
Becton, Dickinson and Company	143,853	37,186,001
Danaher Corp.	288,541	42,121,215
		99,206,477
Health care providers and services – 0.6%
UnitedHealth Group, Inc. (A)	32,000	8,955,840
Life sciences tools and services – 5.8%
Avantor, Inc. (B)	338,157	5,792,629
PerkinElmer, Inc.	516,156	47,950,892
Thermo Fisher Scientific, Inc.	118,934	37,339,329
		91,082,850
		199,245,167
Industrials – 8.6%
Commercial services and supplies – 0.7%
Waste Connections, Inc.	126,669	11,469,878
Industrial conglomerates – 5.9%
General Electric Company	5,044,939	56,856,463
Roper Technologies, Inc.	96,325	34,712,640
		91,569,103
Machinery – 2.0%
Fortive Corp.	430,652	31,080,155
		134,119,136
Information technology – 16.6%
Electronic equipment, instruments and components – 0.6%
TE Connectivity, Ltd.	100,532	9,320,322
IT services – 8.4%
Fiserv, Inc. (B)	451,841	52,521,998
Global Payments, Inc.	130,919	23,709,431
Visa, Inc., Class A (A)	298,451	55,067,194
		131,298,623
Semiconductors and semiconductor equipment – 3.1%
Maxim Integrated Products, Inc.	259,069	14,681,440
NXP Semiconductors NV	130,510	15,084,341
Texas Instruments, Inc. (A)	154,900	18,620,529
		48,386,310
Software – 4.5%
Microsoft Corp.	456,700	69,135,246
		258,140,501

4

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 0.6%
Equity real estate investment trusts – 0.6%
American Tower Corp.	45,400	$9,716,962
Utilities – 6.0%
Electric utilities – 4.4%
American Electric Power Company, Inc.	293,234	26,786,926
Eversource Energy	113,201	9,354,931
NextEra Energy, Inc.	39,490	9,233,552
Xcel Energy, Inc.	385,652	23,713,741
		69,089,150
Multi-utilities – 0.9%
NiSource, Inc.	555,180	14,684,511
Water utilities – 0.7%
American Water Works Company, Inc.	85,959	10,403,618
		94,177,279
TOTAL COMMON STOCKS (Cost $676,225,418)		$952,874,603
PREFERRED SECURITIES – 5.9%
Financials – 1.8%
Banks – 1.6%
JPMorgan Chase & Co., 5.750%	150,000	4,023,000
U.S. Bancorp, 5.500%	61,473	1,629,035
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	27,000	736,830
Wells Fargo & Company, Series L, 7.500%	13,190	19,257,400
		25,646,265
Capital markets – 0.2%
State Street Corp., 6.000%	13,831	350,478
The Charles Schwab Corp., 5.950%	8,000	208,640
The Charles Schwab Corp., 6.000%	72,000	1,860,480
		2,419,598
		28,065,863
Health care – 1.7%
Health care equipment and supplies – 0.8%
Becton, Dickinson and Company, 6.125%	203,684	12,681,366
Life sciences tools and services – 0.9%
Avantor, Inc., 6.250%	215,651	12,969,251
		25,650,617
Industrials – 0.2%
Machinery – 0.2%
Fortive Corp., 5.000%	4,052	3,792,416
Utilities – 2.2%
Electric utilities – 0.8%
Alabama Power Company, 5.000%	50,000	1,302,000
American Electric Power Company, Inc., 6.125%	43,488	2,313,996
Duke Energy Corp., 5.625%	140,000	3,740,800
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	72,222	1,747,050
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	104,220	2,497,111
SCE Trust V (5.450% to 3-15-26, then 3 month LIBOR + 3.790%)	32,990	800,997
		12,401,954
Multi-utilities – 1.4%
CMS Energy Corp., 5.875%	225,000	5,980,500
CMS Energy Corp., 5.875%	275,000	7,273,750
DTE Energy Company, 5.250%	165,000	4,250,400
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Multi-utilities (continued)
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	135,815	$3,699,601
		21,204,251
		33,606,205
TOTAL PREFERRED SECURITIES (Cost $82,283,435)		$91,115,101
CORPORATE BONDS - 18.5%
Communication services - 5.9%
CCO Holdings LLC
4.000%, 03/01/2023 (D)	$2,235,000	2,276,906
5.000%, 02/01/2028 (D)	9,022,000	9,495,655
5.125%, 02/15/2023	1,097,000	1,114,826
5.125%, 05/01/2023 to 05/01/2027 (D)	9,400,000	9,851,444
5.250%, 09/30/2022	1,680,000	1,703,100
5.750%, 09/01/2023 to 01/15/2024	2,423,000	2,473,880
5.875%, 04/01/2024 (D)	2,390,000	2,491,575
Charter Communications Operating LLC 3.579%, 07/23/2020	575,000	579,134
Comcast Corp. 3.450%, 10/01/2021	1,375,000	1,413,334
Comcast Corp. (3 month LIBOR + 0.330%) 2.429%, 10/01/2020 (E)	1,490,000	1,493,162
Comcast Corp. (3 month LIBOR + 0.440%) 2.539%, 10/01/2021 (E)	1,175,000	1,180,700
Level 3 Financing, Inc. 5.375%, 08/15/2022	1,414,000	1,419,303
Netflix, Inc.
4.375%, 11/15/2026	6,035,000	6,110,438
4.875%, 04/15/2028	11,905,000	12,194,053
5.375%, 02/01/2021	1,101,000	1,138,654
5.500%, 02/15/2022	835,000	881,952
5.875%, 02/15/2025 to 11/15/2028	14,193,000	15,511,870
6.375%, 05/15/2029	6,940,000	7,764,125
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (D)	1,931,000	1,969,620
4.625%, 05/15/2023 (D)	1,640,000	1,664,600
T-Mobile USA, Inc.
6.000%, 03/01/2023	715,000	727,441
6.500%, 01/15/2026	330,000	353,100
Verizon Communications, Inc. 3.125%, 03/16/2022	900,000	924,014
Verizon Communications, Inc. (3 month LIBOR + 1.000%) 3.119%, 03/16/2022 (E)	2,350,000	2,386,594
Zayo Group LLC 5.750%, 01/15/2027 (D)	5,128,000	5,230,560
		92,350,040
Consumer discretionary - 2.4%
AutoZone, Inc. 2.500%, 04/15/2021	900,000	904,213
Cedar Fair LP 5.375%, 06/01/2024 to 04/15/2027	4,443,000	4,623,450
Dollar Tree, Inc. (3 month LIBOR + 0.700%) 2.702%, 04/17/2020 (E)	610,000	610,071
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024	1,280,000	1,302,400
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (D)	6,395,000	6,650,800

5

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (continued)
5.000%, 06/01/2024 (D)	$2,735,000	$2,837,563
5.250%, 06/01/2026 (D)	3,363,000	3,565,116
Marriott International, Inc. (3 month LIBOR + 0.650%) 2.752%, 03/08/2021 (E)	575,000	577,286
Service Corp. International 5.375%, 05/15/2024	1,475,000	1,519,250
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	770,000	796,950
5.500%, 04/15/2027 (D)	277,000	289,465
The Home Depot, Inc. 3.250%, 03/01/2022	875,000	902,197
The Home Depot, Inc. (3 month LIBOR + 0.310%) 2.448%, 03/01/2022 (E)	1,065,000	1,067,844
Yum! Brands, Inc.
3.750%, 11/01/2021	3,995,000	4,074,900
3.875%, 11/01/2020 to 11/01/2023	4,385,000	4,470,250
5.350%, 11/01/2043	2,394,000	2,352,105
6.875%, 11/15/2037	925,000	1,049,875
		37,593,735
Consumer staples - 1.3%
Conagra Brands, Inc. 3.800%, 10/22/2021	3,355,000	3,454,256
Conagra Brands, Inc. (3 month LIBOR + 0.750%) 2.703%, 10/22/2020 (E)	745,000	745,077
Nestle Holdings, Inc. 3.100%, 09/24/2021 (D)	4,775,000	4,881,207
Philip Morris International, Inc.
2.000%, 02/21/2020	1,920,000	1,919,827
2.625%, 02/18/2022	905,000	917,787
Philip Morris International, Inc. (3 month LIBOR + 0.420%) 2.315%, 02/21/2020 (E)	1,275,000	1,275,886
Reckitt Benckiser Treasury Services PLC 2.375%, 06/24/2022 (D)	2,925,000	2,941,508
Reckitt Benckiser Treasury Services PLC (3 month LIBOR + 0.560%) 2.695%, 06/24/2022 (D)(E)	2,460,000	2,464,934
Unilever Capital Corp. 3.000%, 03/07/2022	1,035,000	1,060,222
		19,660,704
Energy - 0.4%
Enterprise Products Operating LLC 3.500%, 02/01/2022	1,500,000	1,546,191
NuStar Logistics LP 4.800%, 09/01/2020	1,020,000	1,027,331
Shell International Finance BV (3 month LIBOR + 0.450%) 2.351%, 05/11/2020 (E)	3,385,000	3,391,241
		5,964,763
Financials - 0.9%
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	810,000	810,465
2.750%, 01/30/2022	865,000	878,312
3.300%, 03/14/2023	315,000	325,531
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	1,620,000	1,765,800
8.250%, 11/15/2026 (D)	1,935,000	2,164,781
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
State Street Corp. (5.250% to 9-15-20, then 3 month LIBOR + 3.597%) 09/15/2020 (F)	$1,550,000	$1,584,875
The Bank of New York Mellon Corp. (4.625% to 9-20-26, then 3 month LIBOR + 3.131%) 09/20/2026 (F)	1,025,000	1,071,125
The Bank of New York Mellon Corp. (4.950% to 6-20-20, then 3 month LIBOR + 3.420%) 06/20/2020 (F)	2,450,000	2,477,563
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (F)	2,115,000	2,240,568
U.S. Bancorp (5.300% to 4-15-27, then 3 month LIBOR + 2.914%) 04/15/2027 (F)	1,155,000	1,248,844
		14,567,864
Health care - 2.7%
Avantor, Inc.
6.000%, 10/01/2024 (D)	3,895,000	4,172,519
9.000%, 10/01/2025 (D)	15,701,000	17,467,363
Becton, Dickinson and Company
2.675%, 12/15/2019	515,000	515,074
2.894%, 06/06/2022	3,385,000	3,436,748
3.363%, 06/06/2024	1,180,000	1,227,746
Becton, Dickinson and Company (3 month LIBOR + 1.030%) 3.142%, 06/06/2022 (E)	1,895,000	1,914,193
Bristol-Myers Squibb Company 2.550%, 05/14/2021 (D)	4,015,000	4,054,192
Bristol-Myers Squibb Company (3 month LIBOR + 0.200%) 2.104%, 11/16/2020 (D)(E)	2,625,000	2,626,419
Elanco Animal Health, Inc. 3.912%, 08/27/2021	1,775,000	1,820,141
Fresenius Medical Care US Finance, Inc. 5.750%, 02/15/2021 (D)	575,000	597,024
HCA Healthcare, Inc. 6.250%, 02/15/2021	750,000	785,625
Hologic, Inc. 4.375%, 10/15/2025 (D)	1,020,000	1,050,600
Teleflex, Inc.
4.625%, 11/15/2027	892,000	943,290
4.875%, 06/01/2026	1,311,000	1,369,995
		41,980,929
Industrials - 1.3%
Caterpillar Financial Services Corp. 2.250%, 12/01/2019	810,000	810,000
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 10/11/2025	904,504	949,211
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 10/11/2021	148,425	149,731
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) 01/21/2021 (F)	6,766,000	6,618,569
Lennox International, Inc. 3.000%, 11/15/2023	510,000	513,957
Moog, Inc. 5.250%, 12/01/2022 (D)	70,000	70,875

6

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Northrop Grumman Corp. 2.550%, 10/15/2022	$2,140,000	$2,170,100
Roper Technologies, Inc. 3.650%, 09/15/2023	1,050,000	1,103,724
Sensata Technologies BV
4.875%, 10/15/2023 (D)	1,057,000	1,120,420
5.000%, 10/01/2025 (D)	1,475,000	1,596,688
5.625%, 11/01/2024 (D)	415,000	456,500
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (D)	1,525,000	1,638,414
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	45,125	48,946
US Airways 2012-2 Class A Pass Through Trust 4.625%, 12/03/2026	180,388	194,525
US Airways 2012-2 Class B Pass Through Trust 6.750%, 12/03/2022	247,913	255,355
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	424,034	446,160
US Airways 2013-1 Class B Pass Through Trust 5.375%, 05/15/2023	326,737	339,599
Welbilt, Inc. 9.500%, 02/15/2024	1,545,000	1,637,700
Xylem, Inc.
3.250%, 11/01/2026	400,000	414,740
4.875%, 10/01/2021	100,000	104,780
		20,639,994
Information technology - 1.0%
Amphenol Corp. 2.200%, 04/01/2020	1,400,000	1,400,704
Fiserv, Inc.
2.700%, 06/01/2020	1,590,000	1,594,396
3.800%, 10/01/2023	1,080,000	1,140,018
Solera LLC 10.500%, 03/01/2024 (D)	11,115,000	11,573,494
		15,708,612
Materials - 0.6%
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (D)	1,000,000	1,022,500
5.750%, 10/15/2020	5,029,669	5,035,705
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%) 5.501%, 07/15/2021 (D)(E)	2,660,000	2,666,650
		8,724,855
Real estate - 1.1%
American Tower Corp. 3.300%, 02/15/2021	965,000	977,994
Crown Castle International Corp.
4.875%, 04/15/2022	2,950,000	3,128,823
5.250%, 01/15/2023	4,575,000	4,982,439
Equinix, Inc. 5.375%, 01/01/2022 to 04/01/2023	930,000	945,667
SBA Communications Corp.
4.000%, 10/01/2022	2,800,000	2,852,500
4.875%, 07/15/2022 to 09/01/2024	4,635,000	4,727,609
		17,615,032
Utilities - 0.9%
American Electric Power Company, Inc. 3.650%, 12/01/2021	340,000	350,742
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Berkshire Hathaway Energy Company 2.400%, 02/01/2020	$980,000	$980,337
DTE Energy Company 3.700%, 08/01/2023	935,000	975,851
Edison International 2.125%, 04/15/2020	751,000	750,425
Eversource Energy
2.750%, 03/15/2022	1,275,000	1,293,200
3.800%, 12/01/2023	530,000	558,433
NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/2022	960,000	977,589
NiSource, Inc.
3.490%, 05/15/2027	2,205,000	2,311,698
4.375%, 05/15/2047	1,125,000	1,258,745
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (F)	2,650,000	2,709,625
Wisconsin Public Service Corp. 3.350%, 11/21/2021	885,000	908,338
		13,074,983
TOTAL CORPORATE BONDS (Cost $278,135,745)		$287,881,511
TERM LOANS (G) – 5.6%
Communication services – 0.3%
Formula One Management, Ltd., 2018 USD Term Loan (1 month LIBOR + 2.500%) 4.202%, 02/01/2024	2,025,000	2,008,962
Zayo Group LLC, 2017 Incremental Term Loan (1 month LIBOR + 2.250%) 3.952%, 01/19/2024	2,025,000	2,027,531
Zayo Group LLC, 2017 Term Loan B1 (1 month LIBOR + 2.000%) 3.702%, 01/19/2021	989,848	990,155
		5,026,648
Consumer staples – 0.4%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 3.702%, 01/26/2024	109,782	110,135
Sunshine Luxembourg VII Sarl, USD 1st Lien Term Loan (3 month LIBOR + 4.250%) 6.349%, 10/01/2026	5,520,000	5,534,794
		5,644,929
Financials – 2.4%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%) 4.690%, 04/25/2025	13,065,068	12,876,147
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 5.903%, 04/25/2025	3,640,000	3,647,426
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%) 5.452%, 10/01/2025	20,231,862	20,349,814
USI, Inc., Incremental Term Loan B TBD 05/16/2024 (H)	85,000	83,849
		36,957,236
Health care – 0.3%
NVA Holdings, Inc., 2019 Term Loan A3 TBD 09/19/2022 (H)(I)	3,450,000	3,437,063

7

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Health care (continued)
NVA Holdings, Inc., Term Loan B3 (Prime rate + 1.750%) 6.500%, 02/02/2025	$2,067,931	$2,065,780
		5,502,843
Industrials – 0.2%
Trans Union LLC, Term Loan A2 (1 month LIBOR + 1.500%) 3.202%, 08/09/2022	3,759,064	3,736,735
Information technology – 1.9%
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 2.750%) 4.460%, 04/29/2024	7,525,678	7,473,976
Emerald TopCo, Inc., Term Loan (1 month LIBOR + 3.500%) 5.202%, 07/24/2026	1,675,000	1,666,324
Gartner, Inc., 2016 Term Loan A (1 month LIBOR + 1.500%) 3.202%, 03/20/2022	358,275	358,275
Kronos, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%) 4.909%, 11/01/2023	19,516,438	19,502,191
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%) 5.452%, 05/04/2026	695,000	698,086
		29,698,852
Materials – 0.1%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 3.724%, 10/20/2024	939,143	939,247
TOTAL TERM LOANS (Cost $87,466,159)		$87,506,490
SHORT-TERM INVESTMENTS – 10.5%
Short-term funds – 10.5%
John Hancock Collateral Trust, 1.7887% (J)(K)	1,046,334	10,469,932
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (J)	27,960,635	27,960,635
T. Rowe Price Government Reserve Fund, 1.6309% (J)	126,240,584	126,240,584
TOTAL SHORT-TERM INVESTMENTS (Cost $164,671,708)		$164,671,151
Total Investments (Capital Appreciation Value Fund) (Cost $1,288,782,465) – 101.6%		$1,584,048,856
Other assets and liabilities, net – (1.6%)		(25,573,570)
TOTAL NET ASSETS – 100.0%		$1,558,475,286
Capital Appreciation Value Fund (continued)
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $10,256,480.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	The rate shown is the annualized seven-day yield as of 11-30-19.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls

GSI	Alphabet, Inc., Class A	USD	1,270.00	Jan 2020	9	900	$47,132	$(50,234)
GSI	Alphabet, Inc., Class A	USD	1,300.00	Jan 2020	9	900	38,124	(32,811)
GSI	Alphabet, Inc., Class A	USD	1,350.00	Jan 2020	8	800	23,184	(11,409)
CITI	Alphabet, Inc., Class C	USD	1,300.00	Jan 2020	81	8,100	392,004	(297,638)
CITI	Alphabet, Inc., Class C	USD	1,340.00	Jan 2020	21	2,100	166,211	(36,842)
CITI	Alphabet, Inc., Class C	USD	1,350.00	Jan 2020	24	2,400	91,708	(33,828)
CITI	Alphabet, Inc., Class C	USD	1,365.00	Jan 2020	73	7,300	212,886	(72,118)
8

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Alphabet, Inc., Class C	USD	1,400.00	Jan 2020	21	2,100	$129,491	$(7,977)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2020	21	2,100	85,759	(248)
CITI	Amazon.com, Inc.	USD	1,800.00	Jan 2020	15	1,500	281,040	(80,516)
CITI	Amazon.com, Inc.	USD	2,000.00	Jan 2020	5	500	58,040	(2,177)
CITI	Amazon.com, Inc.	USD	2,025.00	Jan 2020	5	500	54,540	(1,544)
CITI	Amazon.com, Inc.	USD	2,100.00	Jan 2020	5	500	44,790	(583)
CITI	Amazon.com, Inc.	USD	2,300.00	Jan 2020	26	2,600	277,727	(470)
CSFB	Amazon.com, Inc.	USD	2,500.00	Jan 2020	10	1,000	123,525	(72)
CSFB	Amazon.com, Inc.	USD	2,600.00	Jan 2020	11	1,100	112,904	(60)
CSFB	Amazon.com, Inc.	USD	2,700.00	Jan 2020	11	1,100	94,001	(48)
CITI	American Electric Power Company, Inc.	USD	85.00	Jan 2020	673	67,300	95,234	(461,625)
CITI	American Electric Power Company, Inc.	USD	95.00	Jan 2020	458	45,800	80,055	(24,226)
CSFB	American Tower Corp.	USD	170.00	Jan 2020	119	11,900	127,352	(527,090)
CITI	American Tower Corp.	USD	175.00	Jan 2020	83	8,300	59,066	(326,524)
CSFB	American Tower Corp.	USD	175.00	Jan 2020	252	25,200	196,444	(991,375)
CITI	Danaher Corp.	USD	150.00	Jan 2020	78	7,800	20,470	(19,163)
JPM	Facebook, Inc., Class A	USD	200.00	Jan 2020	230	23,000	225,418	(180,901)
JPM	Facebook, Inc., Class A	USD	220.00	Jan 2020	395	39,500	167,024	(46,660)
JPM	Facebook, Inc., Class A	USD	220.00	Jan 2020	15	1,500	13,556	(1,772)
CSFB	Fiserv, Inc.	USD	95.00	Dec 2019	191	19,100	46,967	(407,521)
CITI	McDonald's Corp.	USD	195.00	Jan 2020	108	10,800	108,513	(42,922)
CSFB	McDonald's Corp.	USD	195.00	Jan 2020	47	4,700	35,593	(18,679)
CITI	McDonald's Corp.	USD	200.00	Jan 2020	108	10,800	89,572	(19,941)
CSFB	McDonald's Corp.	USD	200.00	Jan 2020	3	300	1,847	(554)
CITI	Microsoft Corp.	USD	120.00	Jan 2020	218	21,800	135,241	(693,167)
CITI	Microsoft Corp.	USD	125.00	Jan 2020	398	39,800	229,101	(1,068,945)
CSFB	Microsoft Corp.	USD	125.00	Jan 2020	474	47,400	219,016	(1,273,063)
CITI	Microsoft Corp.	USD	130.00	Jan 2020	399	39,900	174,428	(876,163)
CSFB	Microsoft Corp.	USD	130.00	Jan 2020	109	10,900	36,057	(239,353)
RBC	Microsoft Corp.	USD	130.00	Jan 2020	371	37,100	106,088	(814,678)
CITI	Microsoft Corp.	USD	135.00	Jan 2020	404	40,400	235,595	(692,630)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	283	28,300	191,053	(264,415)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	270	27,000	186,840	(252,269)
CITI	S&P Global, Inc.	USD	220.00	Jan 2020	161	16,100	155,420	(734,824)
CITI	S&P Global, Inc.	USD	230.00	Jan 2020	161	16,100	92,797	(579,119)
JPM	Texas Instruments, Inc.	USD	120.00	Jan 2020	166	16,600	42,446	(63,478)
RBC	Texas Instruments, Inc.	USD	125.00	Jan 2020	763	76,300	251,383	(120,025)
GSI	Texas Instruments, Inc.	USD	130.00	Jan 2020	37	3,700	26,851	(1,697)
JPM	Texas Instruments, Inc.	USD	130.00	Jan 2020	354	35,400	136,772	(16,241)
GSI	Texas Instruments, Inc.	USD	135.00	Jan 2020	1	100	422	(9)
GSI	Texas Instruments, Inc.	USD	140.00	Jan 2020	1	100	262	(1)
GSI	Texas Instruments, Inc.	USD	135.00	Jan 2021	113	11,300	73,509	(74,081)
GSI	Texas Instruments, Inc.	USD	140.00	Jan 2021	114	11,400	57,658	(58,759)
CSFB	The PNC Financial Services Group, Inc.	USD	140.00	Jan 2020	285	28,500	148,913	(410,556)
CITI	UnitedHealth Group, Inc.	USD	270.00	Jan 2020	65	6,500	72,057	(97,519)
CITI	UnitedHealth Group, Inc.	USD	280.00	Jan 2020	66	6,600	72,264	(59,162)
CITI	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	92	9,200	167,124	(43,212)
GSI	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	40	4,000	73,203	(18,788)
CITI	UnitedHealth Group, Inc.	USD	300.00	Jan 2020	49	4,900	72,743	(10,405)
GSI	UnitedHealth Group, Inc.	USD	310.00	Jan 2020	8	800	6,626	(663)
CSFB	Visa, Inc., Class A	USD	150.00	Jan 2020	157	15,700	145,445	(549,954)
CSFB	Visa, Inc., Class A	USD	155.00	Jan 2020	157	15,700	118,158	(472,757)
CSFB	Visa, Inc., Class A	USD	160.00	Jan 2020	248	24,800	170,966	(626,007)
CSFB	Visa, Inc., Class A	USD	165.00	Jan 2020	197	19,700	99,464	(402,200)
CSFB	Visa, Inc., Class A	USD	170.00	Jan 2020	185	18,500	96,959	(294,849)
GSI	Visa, Inc., Class A	USD	170.00	Jan 2020	187	18,700	108,849	(298,037)
CSFB	Visa, Inc., Class A	USD	175.00	Jan 2020	185	18,500	66,545	(215,293)
GSI	Visa, Inc., Class A	USD	175.00	Jan 2020	445	44,500	211,562	(517,868)
GSI	Visa, Inc., Class A	USD	180.00	Jan 2020	146	14,600	96,477	(113,725)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2020	215	21,500	78,062	(71,847)
BOA	Yum! Brands, Inc.	USD	115.00	Jan 2020	68	6,800	8,344	(444)
CITI	Yum! Brands, Inc.	USD	115.00	Jan 2020	42	4,200	14,994	(274)
CITI	Yum! Brands, Inc.	USD	115.00	Jan 2020	105	10,500	37,485	(686)
CITI	Yum! Brands, Inc.	USD	115.00	Jan 2020	41	4,100	8,282	(268)
CITI	Yum! Brands, Inc.	USD	115.00	Jan 2020	32	3,200	6,464	(209)
9

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Yum! Brands, Inc.	USD	115.00	Jan 2020	81	8,100	$14,851	$(529)
BOA	Yum! Brands, Inc.	USD	120.00	Jan 2020	69	6,900	2,834	(80)
CITI	Yum! Brands, Inc.	USD	120.00	Jan 2020	43	4,300	7,958	(50)
CITI	Yum! Brands, Inc.	USD	120.00	Jan 2020	109	10,900	19,729	(127)
CITI	Yum! Brands, Inc.	USD	120.00	Jan 2020	42	4,200	3,108	(49)
CITI	Yum! Brands, Inc.	USD	120.00	Jan 2020	32	3,200	2,368	(37)
CITI	Yum! Brands, Inc.	USD	120.00	Jan 2020	82	8,200	5,328	(96)
							$7,788,278	$(15,726,136)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 54.2%
U.S. Government – 25.3%
U.S. Treasury Bonds
2.250%, 08/15/2046 to 08/15/2049	$8,689,000	$8,764,464
2.375%, 11/15/2049	9,407,000	9,764,172
2.500%, 05/15/2046	30,328,000	32,084,892
2.875%, 05/15/2049	12,784,000	14,634,684
3.000%, 11/15/2044	34,631,000	39,948,752
3.125%, 02/15/2043 to 08/15/2044	77,029,000	90,367,844
U.S. Treasury Notes
1.125%, 09/30/2021	4,561,000	4,517,884
1.375%, 08/31/2020 to 10/15/2022	33,094,000	32,964,387
1.500%, 11/30/2021 to 11/30/2024	21,417,000	21,328,822
1.625%, 11/15/2022 to 10/31/2026	78,882,000	78,624,988
1.750%, 07/15/2022 to 11/15/2029	13,903,000	13,884,203
2.250%, 05/15/2022 to 11/15/2025	25,651,000	26,164,525
2.375%, 02/29/2024 to 04/30/2026	23,278,000	24,187,060
2.500%, 06/30/2020 to 01/15/2022	23,718,000	24,110,925
2.625%, 11/15/2020 to 01/31/2026	98,749,000	100,828,138
2.750%, 04/30/2023 to 08/31/2025	151,612,000	157,993,922
2.875%, 11/15/2021	18,583,000	19,020,717
3.000%, 10/31/2025	27,612,000	29,632,206
		728,822,585
U.S. Government Agency – 28.9%
Federal Home Loan Mortgage Corp.
2.500%, 06/01/2028	3,186,390	3,226,833
3.000%, 12/01/2049	9,192,000	9,330,025
3.500%, 02/01/2048 to 11/01/2049	45,662,073	47,750,012
4.000%, 01/01/2035 to 09/01/2049	85,137,267	90,494,254
4.500%, 06/01/2039 to 07/01/2039	127,809	138,310
5.000%, 05/01/2048	3,254,900	3,584,218
Federal National Mortgage Association
2.500%, TBA (A)	29,400,000	29,108,296
2.500%, 08/01/2031	2,289,515	2,317,385
2.620%, (12 month LIBOR + 1.583%), 05/01/2045 (B)	2,049,166	2,078,720
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
2.659%, (12 month LIBOR + 1.585%), 01/01/2046 (B)	$9,744,157	$9,889,983
2.743%, (12 month LIBOR + 1.579%), 06/01/2045 (B)	2,666,097	2,709,153
2.956%, (12 month LIBOR + 1.599%), 08/01/2047 (B)	1,058,059	1,080,709
3.000%, TBA (A)	14,200,000	14,393,032
3.000%, 01/01/2043 to 12/01/2049	26,491,984	26,943,297
3.102%, (12 month LIBOR + 1.620%), 03/01/2047 (B)	1,222,074	1,252,033
3.500%, TBA (A)	28,900,000	29,668,172
3.500%, 08/01/2048 to 11/01/2049	42,738,963	44,664,564
4.000%, 07/01/2033 to 10/01/2049	157,576,528	167,069,790
4.500%, 05/01/2034 to 08/01/2049	34,353,796	37,248,823
5.000%, 07/01/2044 to 08/01/2049	93,794,476	103,672,600
5.500%, 12/01/2048 to 06/01/2049	12,909,550	14,433,061
Government National Mortgage Association
3.000%, TBA (A)	55,700,000	57,223,243
3.500%, TBA (A)	45,600,000	47,128,311
3.500%, 01/20/2048	1,949,212	2,055,738
4.000%, 10/20/2047 to 08/20/2049	30,347,337	31,907,958
4.500%, 08/15/2047 to 05/20/2049	14,594,626	15,635,642
5.000%, 12/20/2039 to 09/20/2049	36,973,517	39,368,257
		834,372,419
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,551,845,470)		$1,563,195,004
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Japan – 0.1%
Japan Bank for International Cooperation 1.750%, 10/17/2024	2,664,000	2,630,997

10

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico – 0.3%
Government of Mexico
4.500%, 04/22/2029	$6,826,000	$7,481,296
4.600%, 02/10/2048	1,722,000	1,855,472
		9,336,768
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (C)	1,478,000	1,653,882
United Arab Emirates – 0.1%
Abu Dhabi Government
2.125%, 09/30/2024 (C)	1,537,000	1,529,315
2.500%, 09/30/2029 (C)	1,394,000	1,385,371
3.125%, 09/30/2049 (C)	1,228,000	1,196,318
		4,111,004
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $16,725,888)		$17,732,651
CORPORATE BONDS – 26.3%
Communication services – 2.2%
AT&T, Inc.
3.000%, 02/15/2022 to 06/30/2022	2,420,000	2,468,707
3.400%, 05/15/2025	1,939,000	2,024,486
3.800%, 02/15/2027	773,000	821,845
3.900%, 03/11/2024	921,000	975,285
4.300%, 02/15/2030	674,000	740,910
4.500%, 03/09/2048	478,000	520,553
4.850%, 03/01/2039	952,000	1,083,733
5.150%, 02/15/2050	2,119,000	2,525,987
5.250%, 03/01/2037	567,000	674,502
5.350%, 12/15/2043	476,000	566,856
5.375%, 10/15/2041	761,000	887,748
5.450%, 03/01/2047	686,000	838,523
5.700%, 03/01/2057	567,000	720,338
Charter Communications Operating LLC
4.464%, 07/23/2022	932,000	977,829
4.800%, 03/01/2050	2,590,000	2,699,954
5.375%, 05/01/2047	822,000	915,517
Comcast Corp.
2.650%, 02/01/2030	3,756,000	3,772,070
3.450%, 10/01/2021 to 02/01/2050	3,652,000	3,751,565
3.700%, 04/15/2024	1,907,000	2,028,081
3.950%, 10/15/2025	1,725,000	1,880,983
4.000%, 03/01/2048	1,447,000	1,618,586
4.150%, 10/15/2028	971,000	1,094,656
4.600%, 10/15/2038	2,415,000	2,901,697
4.700%, 10/15/2048	484,000	600,971
4.950%, 10/15/2058	722,000	943,026
Discovery Communications LLC 5.300%, 05/15/2049	506,000	584,138
Rogers Communications, Inc. 3.700%, 11/15/2049	2,127,000	2,179,615
Telefonica Emisiones SA 5.520%, 03/01/2049	1,958,000	2,416,449
The Walt Disney Company
1.750%, 08/30/2024	2,890,000	2,862,140
2.000%, 09/01/2029	1,926,000	1,870,741
2.750%, 09/01/2049	438,000	421,591
Time Warner Cable LLC 6.550%, 05/01/2037	674,000	823,480
Verizon Communications, Inc.
4.016%, 12/03/2029	1,044,000	1,164,183
4.125%, 08/15/2046	2,308,000	2,616,308
4.272%, 01/15/2036	424,000	483,766
4.329%, 09/21/2028	1,665,000	1,888,396
4.400%, 11/01/2034	2,066,000	2,397,698
4.522%, 09/15/2048	472,000	569,459
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
4.672%, 03/15/2055	$254,000	$317,731
5.012%, 04/15/2049	472,000	607,180
5.500%, 03/16/2047	920,000	1,250,497
Vodafone Group PLC 4.250%, 09/17/2050	3,711,000	3,851,308
		64,339,088
Consumer discretionary – 0.8%
Ford Motor Company 4.750%, 01/15/2043	4,731,000	4,124,692
Ford Motor Credit Company LLC 4.063%, 11/01/2024	2,930,000	2,944,961
General Motors Company
5.400%, 04/01/2048	716,000	727,005
5.950%, 04/01/2049	1,566,000	1,700,999
Hyundai Capital America 3.500%, 11/02/2026 (C)	385,000	387,538
Lowe's Companies, Inc. 3.650%, 04/05/2029	4,540,000	4,865,944
McDonald's Corp.
2.625%, 09/01/2029	2,944,000	2,942,457
4.450%, 09/01/2048	1,139,000	1,328,830
Starbucks Corp.
3.750%, 12/01/2047	1,336,000	1,382,129
3.800%, 08/15/2025	103,000	110,924
The Home Depot, Inc. 4.500%, 12/06/2048	937,000	1,170,361
The Trustees of the University of Pennsylvania 3.610%, 12/31/2099	954,000	1,036,904
		22,722,744
Consumer staples – 2.2%
Altria Group, Inc.
4.800%, 02/14/2029	2,052,000	2,268,635
5.950%, 02/14/2049	500,000	602,380
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	1,431,000	1,533,871
4.700%, 02/01/2036	1,040,000	1,210,925
4.900%, 02/01/2046	4,089,000	4,911,570
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	2,998,000	3,264,107
4.600%, 04/15/2048	388,000	450,179
4.900%, 01/23/2031	1,697,000	2,029,466
5.550%, 01/23/2049	1,246,000	1,652,577
BAT Capital Corp.
3.215%, 09/06/2026	1,032,000	1,033,204
3.222%, 08/15/2024	1,507,000	1,534,217
3.462%, 09/06/2029	1,036,000	1,027,998
3.557%, 08/15/2027	1,032,000	1,051,187
4.540%, 08/15/2047	301,000	293,733
Constellation Brands, Inc.
3.150%, 08/01/2029	3,606,000	3,642,511
3.200%, 02/15/2023	480,000	493,386
3.500%, 05/09/2027	686,000	719,189
3.600%, 02/15/2028	1,515,000	1,608,591
3.700%, 12/06/2026	809,000	865,075
4.400%, 11/15/2025	147,000	161,292
5.250%, 11/15/2048	477,000	588,180
Costco Wholesale Corp. 3.000%, 05/18/2027	3,263,000	3,455,128
Danone SA 2.947%, 11/02/2026 (C)	6,800,000	7,019,627
Kraft Heinz Foods Company
2.800%, 07/02/2020	397,000	398,333

11

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Kraft Heinz Foods Company (continued)
3.000%, 06/01/2026	$1,430,000	$1,424,776
4.375%, 06/01/2046	957,000	932,037
Reynolds American, Inc. 5.850%, 08/15/2045	747,000	844,687
The Estee Lauder Companies, Inc.
2.375%, 12/01/2029	1,405,000	1,402,613
3.125%, 12/01/2049	2,248,000	2,275,463
The Hershey Company 2.050%, 11/15/2024	2,009,000	2,012,694
Walmart, Inc.
2.375%, 09/24/2029	2,328,000	2,339,949
2.950%, 09/24/2049	1,693,000	1,702,396
3.550%, 06/26/2025	2,502,000	2,694,887
3.700%, 06/26/2028	4,469,000	4,941,115
4.050%, 06/29/2048	488,000	584,288
		62,970,266
Energy – 3.0%
BP Capital Markets America, Inc.
3.796%, 09/21/2025	1,915,000	2,065,941
3.937%, 09/21/2028	2,064,000	2,273,738
Cimarex Energy Company 4.375%, 03/15/2029	3,120,000	3,238,973
Devon Energy Corp. 5.600%, 07/15/2041	1,574,000	1,913,448
Ecopetrol SA 5.875%, 05/28/2045	932,000	1,067,140
Enbridge, Inc.
2.500%, 01/15/2025	5,100,000	5,106,217
2.900%, 07/15/2022	2,046,000	2,079,018
3.125%, 11/15/2029	3,131,000	3,154,499
Encana Corp.
6.500%, 02/01/2038	987,000	1,158,145
6.625%, 08/15/2037	892,000	1,058,662
Energy Transfer Operating LP
5.500%, 06/01/2027	1,209,000	1,336,139
5.875%, 01/15/2024	1,843,000	2,030,048
6.125%, 12/15/2045	1,052,000	1,186,426
Enterprise Products Operating LLC
3.125%, 07/31/2029	2,242,000	2,282,128
4.200%, 01/31/2050	1,819,000	1,946,456
4.800%, 02/01/2049	577,000	668,454
Equinor ASA 3.250%, 11/18/2049	1,405,000	1,447,890
Hess Corp.
3.500%, 07/15/2024	416,000	426,012
5.800%, 04/01/2047	174,000	206,417
6.000%, 01/15/2040	1,420,000	1,640,978
7.125%, 03/15/2033	349,000	437,977
Kinder Morgan Energy Partners LP 7.300%, 08/15/2033	151,000	200,002
Marathon Oil Corp. 6.600%, 10/01/2037	254,000	313,256
Marathon Petroleum Corp.
3.625%, 09/15/2024	2,590,000	2,715,037
4.500%, 04/01/2048	937,000	988,705
4.750%, 12/15/2023	787,000	852,213
MPLX LP
3.500%, 12/01/2022 (C)	1,135,000	1,162,031
5.200%, 12/01/2047 (C)	1,409,000	1,471,708
5.500%, 02/15/2049	1,293,000	1,423,761
National Oilwell Varco, Inc. 3.600%, 12/01/2029	2,606,000	2,541,907
Noble Energy, Inc.
3.250%, 10/15/2029	1,582,000	1,566,525
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Noble Energy, Inc. (continued)
4.200%, 10/15/2049	$738,000	$713,225
4.950%, 08/15/2047	1,665,000	1,774,818
5.050%, 11/15/2044	1,375,000	1,463,362
Occidental Petroleum Corp.
4.850%, 03/15/2021	890,000	917,459
7.500%, 05/01/2031	515,000	671,742
Petroleos Mexicanos
2.378%, 04/15/2025	481,250	486,455
2.460%, 12/15/2025	2,210,650	2,184,556
6.350%, 02/12/2048	5,010,000	4,707,546
6.500%, 03/13/2027	603,000	629,294
6.750%, 09/21/2047	2,044,000	2,010,376
Plains All American Pipeline LP
3.550%, 12/15/2029	3,060,000	2,950,201
4.900%, 02/15/2045	1,804,000	1,744,886
Schlumberger Finance Canada, Ltd. 2.650%, 11/20/2022 (C)	1,931,000	1,962,124
Shell International Finance BV
2.000%, 11/07/2024	4,777,000	4,756,895
3.125%, 11/07/2049	957,000	956,757
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	1,772,000	1,830,773
5.350%, 05/15/2045	128,000	132,416
5.400%, 10/01/2047	472,000	497,025
The Williams Companies, Inc. 3.900%, 01/15/2025	694,000	723,364
Total Capital International SA
2.434%, 01/10/2025	2,179,000	2,202,055
2.829%, 01/10/2030	2,226,000	2,290,095
Western Midstream Operating LP 5.500%, 08/15/2048	1,003,000	852,903
		86,418,178
Financials – 6.4%
American International Group, Inc.
4.200%, 04/01/2028	1,479,000	1,630,407
4.250%, 03/15/2029	964,000	1,068,001
4.500%, 07/16/2044	813,000	928,362
Banco Santander SA
2.706%, 06/27/2024	2,800,000	2,828,880
3.306%, 06/27/2029	1,600,000	1,649,780
Bank of America Corp. (4.330% to 3-15-49, then 3 month LIBOR + 1.520%) 03/15/2050	814,000	979,768
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	8,584,000	8,612,252
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025	4,690,000	4,833,278
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	2,431,000	2,537,234
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	6,714,000	7,039,227
Bank of America Corp. (3.559% to 4-23-26, then 3 month LIBOR + 1.060%) 04/23/2027	3,021,000	3,187,271
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	4,947,000	5,504,941
Banque Federative du Credit Mutuel SA 2.375%, 11/21/2024 (C)	2,400,000	2,394,735

12

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BB&T Corp. 2.500%, 08/01/2024	$5,825,000	$5,877,961
BNP Paribas SA 4.400%, 08/14/2028 (C)	693,000	770,018
BNP Paribas SA (2.819% to 11-19-24, then 3 month LIBOR + 1.111%) 11/19/2025 (C)	6,118,000	6,148,117
BPCE SA 2.700%, 10/01/2029 (C)	3,832,000	3,814,376
Burlington Northern Santa Fe LLC
3.550%, 02/15/2050	1,633,000	1,742,546
4.900%, 04/01/2044	543,000	679,812
Citibank NA (2.844% to 5-20-21, then 3 month LIBOR + 0.596%) 05/20/2022	5,927,000	5,989,746
Citigroup, Inc. (2.312% to 11-4-21, then SOFR + 0.867%) 11/04/2022	3,345,000	3,351,749
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%) 11/05/2030	2,803,000	2,832,469
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030	1,902,000	2,072,591
Commonwealth Bank of Australia 3.743%, 09/12/2039 (C)	806,000	805,294
Commonwealth Bank of Australia (3.610% to 9-12-29, then 5 Year CMT + 2.050%) 09/12/2034 (C)	2,018,000	2,029,137
Credit Agricole SA 2.375%, 01/22/2025 (C)	3,643,000	3,631,969
Danske Bank A/S (3.001% to 9-20-21, then 3 month LIBOR + 1.249%) 09/20/2022 (C)	4,966,000	5,000,412
Danske Bank A/S (3.244% to 12-20-24, then 3 month LIBOR + 1.591%) 12/20/2025 (C)	4,675,000	4,714,195
GE Capital International Funding Company Unlimited Company
2.342%, 11/15/2020	647,000	646,323
4.418%, 11/15/2035	4,215,000	4,536,998
HSBC Holdings PLC (2.633% to 11-7-24, then 3 month LIBOR + 1.140%) 11/07/2025	3,630,000	3,618,115
HSBC Holdings PLC (3.803% to 3-11-24, then 3 month LIBOR + 1.211%) 03/11/2025	2,645,000	2,764,577
HSBC Holdings PLC (3.973% to 5-22-29, then 3 month LIBOR + 1.610%) 05/22/2030	1,325,000	1,416,658
HSBC Holdings PLC (4.041% to 3-13-27, then 3 month LIBOR + 1.546%) 03/13/2028	887,000	943,355
JPMorgan Chase & Co. 2.950%, 10/01/2026	1,775,000	1,831,219
JPMorgan Chase & Co. (2.301% to 10-15-24, then SOFR + 1.160%) 10/15/2025	4,338,000	4,328,589
JPMorgan Chase & Co. (2.739% to 10-15-29, then SOFR + 1.510%) 10/15/2030	6,192,000	6,177,679
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025	559,000	578,227
JPMorgan Chase & Co. (3.559% to 4-23-23, then 3 month LIBOR + 0.730%) 04/23/2024	967,000	1,007,688
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030	$484,000	$520,816
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024	484,000	509,133
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	1,439,000	1,583,444
JPMorgan Chase & Co. (3.897% to 1-23-48, then 3 month LIBOR + 1.220%) 01/23/2049	1,775,000	2,004,424
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029	1,265,000	1,387,185
JPMorgan Chase & Co. (4.023% to 12-5-23, then 3 month LIBOR + 1.000%) 12/05/2024	940,000	1,000,072
KeyCorp 2.550%, 10/01/2029	3,677,000	3,596,850
Liberty Mutual Group, Inc.
3.951%, 10/15/2050 (C)	211,000	215,233
4.569%, 02/01/2029 (C)	2,688,000	3,027,721
Lincoln National Corp. 3.050%, 01/15/2030	3,216,000	3,235,211
MDGH - GMTN BV 2.875%, 11/07/2029 (C)	2,295,000	2,295,248
Mizuho Financial Group, Inc. (2.721% to 7-16-22, then 3 month LIBOR + 0.840%) 07/16/2023	2,507,000	2,532,864
Mizuho Financial Group, Inc. (3.153% to 7-16-29, then 3 month LIBOR + 1.130%) 07/16/2030	1,511,000	1,544,630
Morgan Stanley 2.625%, 11/17/2021	3,858,000	3,899,810
Morgan Stanley (3.971% to 7-22-37, then 3 month LIBOR + 1.455%) 07/22/2038	466,000	513,762
Morgan Stanley (4.457% to 4-22-38, then 3 month LIBOR + 1.431%) 04/22/2039	908,000	1,057,470
Nationwide Financial Services, Inc. 3.900%, 11/30/2049 (C)	2,417,000	2,473,655
Prudential Financial, Inc.
3.700%, 03/13/2051	605,000	629,090
4.350%, 02/25/2050	1,661,000	1,924,009
Royal Bank of Canada 2.250%, 11/01/2024	4,219,000	4,208,926
Societe Generale SA 2.625%, 10/16/2024 (C)	2,215,000	2,200,688
Spirit Realty LP 3.400%, 01/15/2030	1,186,000	1,189,811
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%) 11/01/2025	3,650,000	3,660,941
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/2024	4,981,000	5,035,788
3.040%, 07/16/2029	4,922,000	5,031,009
The Charles Schwab Corp. 3.250%, 05/22/2029	4,302,000	4,530,331
Trust F/1401 6.390%, 01/15/2050 (C)	1,271,000	1,352,026
UBS Group AG (3.126% to 8-13-29, then 3 month LIBOR + 1.468%) 08/13/2030 (C)	2,629,000	2,668,631

13

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Westpac Banking Corp. (4.110% to 7-24-29, then 5 Year CMT + 2.000%) 07/24/2034	$1,162,000	$1,204,482
		185,537,216
Health care – 4.0%
Abbott Laboratories
3.750%, 11/30/2026	1,749,000	1,917,648
4.900%, 11/30/2046	2,688,000	3,569,962
AbbVie, Inc.
2.300%, 11/21/2022 (C)	8,707,000	8,721,729
2.500%, 05/14/2020	3,668,000	3,674,075
2.600%, 11/21/2024 (C)	7,682,000	7,722,630
2.950%, 11/21/2026 (C)	1,543,000	1,557,492
3.200%, 11/21/2029 (C)	3,174,000	3,220,509
4.050%, 11/21/2039 (C)	585,000	609,830
4.250%, 11/21/2049 (C)	1,592,000	1,673,011
Aetna, Inc. 3.875%, 08/15/2047	773,000	779,332
Becton, Dickinson and Company
2.404%, 06/05/2020	3,212,000	3,217,705
3.363%, 06/06/2024	1,082,000	1,125,780
3.700%, 06/06/2027	1,055,000	1,129,333
3.734%, 12/15/2024	2,558,000	2,708,671
4.685%, 12/15/2044	1,194,000	1,409,067
Boston Scientific Corp.
3.750%, 03/01/2026	1,578,000	1,699,423
4.000%, 03/01/2029	2,108,000	2,347,119
4.700%, 03/01/2049	1,521,000	1,863,937
Bristol-Myers Squibb Company
2.600%, 05/16/2022 (C)	4,175,000	4,246,413
2.750%, 02/15/2023 (C)	3,704,000	3,776,487
2.875%, 02/19/2021 (C)	1,027,000	1,037,961
2.900%, 07/26/2024 (C)	2,276,000	2,347,263
3.200%, 06/15/2026 (C)	1,994,000	2,095,721
3.400%, 07/26/2029 (C)	2,439,000	2,617,224
3.900%, 02/20/2028 (C)	550,000	602,300
4.125%, 06/15/2039 (C)	242,000	279,585
4.250%, 10/26/2049 (C)	1,728,000	2,052,221
4.350%, 11/15/2047 (C)	511,000	603,852
Cigna Corp.
3.400%, 09/17/2021	2,169,000	2,216,728
3.400%, 03/01/2027 (C)	2,514,000	2,610,196
3.750%, 07/15/2023	2,676,000	2,797,587
4.375%, 10/15/2028	1,142,000	1,266,819
4.800%, 08/15/2038	210,000	242,969
4.900%, 12/15/2048	1,229,000	1,455,822
CVS Health Corp.
2.625%, 08/15/2024	1,281,000	1,291,302
3.000%, 08/15/2026	1,067,000	1,091,907
3.700%, 03/09/2023	979,000	1,019,458
4.000%, 12/05/2023	1,435,000	1,517,180
4.100%, 03/25/2025	2,121,000	2,277,609
4.780%, 03/25/2038	1,044,000	1,185,860
5.050%, 03/25/2048	274,000	324,177
Danaher Corp. 3.350%, 09/15/2025	1,980,000	2,088,440
DH Europe Finance II Sarl
2.050%, 11/15/2022	1,570,000	1,570,183
2.200%, 11/15/2024	2,689,000	2,683,969
2.600%, 11/15/2029	1,057,000	1,061,447
3.400%, 11/15/2049	1,574,000	1,620,654
Edwards Lifesciences Corp. 4.300%, 06/15/2028	1,023,000	1,151,540
Gilead Sciences, Inc. 3.650%, 03/01/2026	971,000	1,043,740
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Merck & Company, Inc.
3.400%, 03/07/2029	$1,705,000	$1,852,849
3.700%, 02/10/2045	684,000	769,316
4.000%, 03/07/2049	615,000	732,451
Pfizer, Inc.
2.800%, 03/11/2022	948,000	968,064
3.000%, 12/15/2026	496,000	524,281
4.100%, 09/15/2038	543,000	632,947
UnitedHealth Group, Inc.
2.375%, 08/15/2024	2,680,000	2,705,225
2.875%, 08/15/2029	2,676,000	2,755,177
3.500%, 08/15/2039	1,531,000	1,622,507
3.700%, 12/15/2025 to 08/15/2049	1,815,000	1,955,767
3.875%, 08/15/2059	1,067,000	1,148,095
		114,790,546
Industrials – 1.8%
Caterpillar Financial Services Corp. 2.150%, 11/08/2024	2,606,000	2,607,122
Caterpillar, Inc.
2.600%, 09/19/2029	1,640,000	1,659,866
3.250%, 09/19/2049	1,833,000	1,873,249
Crowley Conro LLC 4.181%, 08/15/2043	897,600	1,017,101
CSX Corp.
2.400%, 02/15/2030	1,155,000	1,129,021
3.350%, 09/15/2049	1,957,000	1,929,084
4.300%, 03/01/2048	126,000	145,671
4.750%, 11/15/2048	686,000	843,231
General Electric Company
2.700%, 10/09/2022	471,000	474,930
3.100%, 01/09/2023	344,000	352,002
5.875%, 01/14/2038	1,194,000	1,463,408
Lockheed Martin Corp.
4.070%, 12/15/2042	1,007,000	1,161,310
4.090%, 09/15/2052	801,000	942,405
Northrop Grumman Corp.
2.550%, 10/15/2022	3,117,000	3,160,843
2.930%, 01/15/2025	139,000	142,805
3.250%, 08/01/2023 to 01/15/2028	3,224,000	3,354,619
The Boeing Company
2.700%, 05/01/2022 to 02/01/2027	4,759,000	4,839,948
2.950%, 02/01/2030	1,761,000	1,814,595
3.100%, 05/01/2026	2,673,000	2,783,041
3.500%, 03/01/2039	1,027,000	1,073,246
3.750%, 02/01/2050	371,000	400,912
3.900%, 05/01/2049	1,293,000	1,436,297
Union Pacific Corp.
2.950%, 03/01/2022	1,745,000	1,783,319
3.150%, 03/01/2024	830,000	864,226
4.300%, 03/01/2049	255,000	296,478
United Technologies Corp.
2.800%, 05/04/2024	1,327,000	1,361,007
3.100%, 06/01/2022	1,800,000	1,848,340
3.650%, 08/16/2023	5,350,000	5,639,605
3.950%, 08/16/2025	1,388,000	1,508,907
4.125%, 11/16/2028	849,000	955,240
4.450%, 11/16/2038	1,289,000	1,536,785
4.625%, 11/16/2048	1,404,000	1,758,633
		52,157,246
Information technology – 2.0%
Apple, Inc.
1.800%, 09/11/2024	2,626,000	2,605,375
2.050%, 09/11/2026	3,151,000	3,115,138
2.200%, 09/11/2029	4,753,000	4,691,048
2.950%, 09/11/2049	1,941,000	1,889,032

14

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Apple, Inc. (continued)
3.200%, 05/13/2025 to 05/11/2027	$4,195,000	$4,446,958
4.250%, 02/09/2047	862,000	1,026,132
Broadcom Corp. 3.875%, 01/15/2027	2,380,000	2,429,514
Broadcom, Inc.
4.250%, 04/15/2026 (C)	3,685,000	3,860,463
4.750%, 04/15/2029 (C)	690,000	737,836
Fiserv, Inc.
3.200%, 07/01/2026	1,693,000	1,753,612
3.500%, 07/01/2029	1,764,000	1,853,097
4.200%, 10/01/2028	167,000	184,484
4.400%, 07/01/2049	896,000	998,257
Global Payments, Inc.
3.200%, 08/15/2029	1,133,000	1,150,292
4.150%, 08/15/2049	609,000	637,927
IBM Corp.
3.300%, 05/15/2026	1,601,000	1,684,767
4.150%, 05/15/2039	755,000	855,708
4.250%, 05/15/2049	947,000	1,086,409
Intel Corp.
2.450%, 11/15/2029	3,049,000	3,052,953
3.250%, 11/15/2049	1,016,000	1,031,830
Mastercard, Inc. 2.950%, 06/01/2029	1,469,000	1,542,785
Micron Technology, Inc. 4.663%, 02/15/2030	1,323,000	1,405,663
Microsoft Corp.
3.700%, 08/08/2046	480,000	548,733
4.000%, 02/12/2055	1,269,000	1,507,678
4.100%, 02/06/2037	1,582,000	1,870,715
4.250%, 02/06/2047	1,273,000	1,578,333
4.500%, 02/06/2057	1,166,000	1,510,800
NXP BV 3.875%, 06/18/2026 (C)	2,415,000	2,534,586
Oracle Corp.
2.625%, 02/15/2023	1,305,000	1,330,433
2.950%, 11/15/2024	698,000	724,821
3.800%, 11/15/2037	714,000	785,401
4.000%, 11/15/2047	2,046,000	2,291,209
		56,721,989
Materials – 0.7%
Barrick Gold Corp. 3.850%, 04/01/2022	202,000	208,572
Barrick North America Finance LLC
5.700%, 05/30/2041	1,966,000	2,474,874
5.750%, 05/01/2043	460,000	594,775
Celulosa Arauco y Constitucion SA
4.200%, 01/29/2030 (C)	1,117,000	1,103,038
5.150%, 01/29/2050 (C)	1,275,000	1,241,850
Huntsman International LLC
4.500%, 05/01/2029	1,222,000	1,291,567
5.125%, 11/15/2022	797,000	850,439
Minera Mexico SA de CV 4.500%, 01/26/2050 (C)	933,000	916,673
Newmont Goldcorp Corp. 3.500%, 03/15/2022	1,388,000	1,426,394
Packaging Corp. of America 3.000%, 12/15/2029	1,587,000	1,599,762
Southern Copper Corp. 3.875%, 04/23/2025	535,000	559,958
Steel Dynamics, Inc. 4.125%, 09/15/2025	1,008,000	1,028,160
Teck Resources, Ltd. 6.250%, 07/15/2041	2,624,000	2,954,911
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
The Dow Chemical Company 4.250%, 10/01/2034	$666,000	$713,334
The Mosaic Company
4.050%, 11/15/2027	1,110,000	1,156,949
5.625%, 11/15/2043	692,000	800,118
Yara International ASA 4.750%, 06/01/2028 (C)	592,000	647,950
		19,569,324
Real estate – 0.9%
Equinix, Inc.
2.625%, 11/18/2024	2,768,000	2,774,699
2.900%, 11/18/2026	2,768,000	2,764,678
3.200%, 11/18/2029	2,546,000	2,552,161
GLP Capital LP
4.000%, 01/15/2030	1,849,000	1,865,817
5.300%, 01/15/2029	999,000	1,103,241
Mid-America Apartments LP
3.600%, 06/01/2027	670,000	713,487
3.750%, 06/15/2024	2,359,000	2,485,237
3.950%, 03/15/2029	988,000	1,084,838
4.000%, 11/15/2025	1,209,000	1,302,617
4.300%, 10/15/2023	1,011,000	1,075,623
Regency Centers LP 2.950%, 09/15/2029	2,145,000	2,157,674
SITE Centers Corp. 4.625%, 07/15/2022	841,000	877,428
STORE Capital Corp.
4.500%, 03/15/2028	3,715,000	4,060,547
4.625%, 03/15/2029	915,000	1,016,263
		25,834,310
Utilities – 2.3%
Alabama Power Company 3.450%, 10/01/2049	2,408,000	2,487,143
Black Hills Corp.
3.050%, 10/15/2029	2,637,000	2,639,660
3.875%, 10/15/2049	886,000	902,020
CenterPoint Energy Resources Corp. 4.100%, 09/01/2047	1,421,000	1,522,694
CenterPoint Energy, Inc.
2.500%, 09/01/2022 to 09/01/2024	2,341,000	2,342,522
4.250%, 11/01/2028	1,435,000	1,560,203
Consolidated Edison Company of New York, Inc.
3.875%, 06/15/2047	874,000	959,798
4.125%, 05/15/2049	278,000	319,025
Dominion Energy, Inc. 2.000%, 08/15/2021	1,388,000	1,385,777
DTE Energy Company 2.529%, 10/01/2024	2,183,000	2,183,946
Duke Energy Corp. 1.800%, 09/01/2021	2,082,000	2,075,676
Duke Energy Indiana LLC 3.750%, 05/15/2046	472,000	512,429
Edison International
4.125%, 03/15/2028	637,000	643,990
5.750%, 06/15/2027	1,000,000	1,098,781
Electricite de France SA 5.600%, 01/27/2040 (C)	688,000	858,564
Enel Finance International NV
2.875%, 05/25/2022 (C)	1,554,000	1,570,348
3.500%, 04/06/2028 (C)	924,000	944,477
4.625%, 09/14/2025 (C)	3,134,000	3,398,194
4.750%, 05/25/2047 (C)	800,000	900,913
4.875%, 06/14/2029 (C)	796,000	901,226
6.000%, 10/07/2039 (C)	1,288,000	1,612,932

15

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Eversource Energy 3.150%, 01/15/2025	$482,000	$498,734
FirstEnergy Corp.
2.850%, 07/15/2022	437,000	443,855
3.900%, 07/15/2027	1,867,000	1,997,758
4.250%, 03/15/2023	2,506,000	2,641,502
4.850%, 07/15/2047	880,000	1,044,445
ITC Holdings Corp. 2.700%, 11/15/2022	1,981,000	2,005,271
Jersey Central Power & Light Company 4.300%, 01/15/2026 (C)	863,000	941,626
Metropolitan Edison Company 4.300%, 01/15/2029 (C)	1,558,000	1,753,020
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/2028 (C)	1,939,000	2,135,824
Mississippi Power Company
3.950%, 03/30/2028	2,423,000	2,633,479
4.250%, 03/15/2042	1,455,000	1,580,362
NextEra Energy Capital Holdings, Inc. 3.150%, 04/01/2024	414,000	428,102
NiSource, Inc.
2.950%, 09/01/2029	1,368,000	1,368,464
4.800%, 02/15/2044	1,218,000	1,432,425
PPL Capital Funding, Inc.
3.100%, 05/15/2026	2,100,000	2,139,710
3.400%, 06/01/2023	285,000	293,131
4.000%, 09/15/2047	345,000	358,703
4.700%, 06/01/2043	285,000	323,721
5.000%, 03/15/2044	1,323,000	1,555,003
Southern California Edison Company
2.850%, 08/01/2029 (D)	1,000,000	1,007,505
3.700%, 08/01/2025	1,142,000	1,214,085
4.000%, 04/01/2047	905,000	951,964
4.125%, 03/01/2048	1,903,000	2,032,472
4.650%, 10/01/2043	472,000	536,053
5.550%, 01/15/2037	278,000	334,969
5.950%, 02/01/2038	537,000	679,039
6.000%, 01/15/2034	145,000	178,365
Virginia Electric & Power Company 3.300%, 12/01/2049	2,331,000	2,360,978
		65,690,883
TOTAL CORPORATE BONDS (Cost $726,308,161)		$756,751,790
MUNICIPAL BONDS – 0.5%
County of Clark (Nevada) 6.820%, 07/01/2045	1,115,000	1,803,903
Los Angeles Community College District (California) 6.750%, 08/01/2049	2,270,000	3,760,414
North Texas Tollway Authority 6.718%, 01/01/2049	1,390,000	2,232,771
Port Authority of New York & New Jersey 4.458%, 10/01/2062	3,060,000	3,814,657
State of California 7.600%, 11/01/2040	410,000	682,498
State of Illinois, GO 5.100%, 06/01/2033	325,000	349,791
The Ohio State University 4.800%, 06/01/2111	600,000	795,180
TOTAL MUNICIPAL BONDS (Cost $11,539,319)		$13,439,214
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 10.6%
Commercial and residential – 4.7%
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1 3.628%, 03/25/2049 (C)(E)	$1,512,433	$1,528,428
Barclays Commercial Mortgage Trust Series 2019-C5, Class A4 3.063%, 11/15/2052	2,040,000	2,117,057
BBCMS Mortgage Trust Series 2018-C2, Class A5 4.314%, 12/15/2051	3,515,000	3,971,249
Benchmark Mortgage Trust
Series 2018-B1, Class ASB, 3.602%, 01/15/2051 (E)	532,000	564,582
Series 2019-B13, Class A4, 2.952%, 08/15/2057	1,317,000	1,356,404
Series 2019-B14, Class A5, 3.049%, 12/15/2061	968,000	1,005,102
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1, 3.613%, 10/26/2048 (C)	1,039,732	1,051,957
Series 2019-2, Class A1, 2.879%, 07/25/2049 (C)	2,862,597	2,872,066
Series 2019-3, Class A1, 2.724%, 11/25/2059 (C)	3,324,000	3,322,407
CD Mortgage Trust
Series 2016-CD1, Class A1, 1.443%, 08/10/2049	226,918	225,498
Series 2016-CD1, Class ASB, 2.622%, 08/10/2049	1,110,000	1,128,264
Series 2017-CD4, Class A4, 3.514%, 05/10/2050 (E)	4,839,000	5,177,369
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	702,000	733,033
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050	1,764,000	1,851,513
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1, 1.793%, 01/10/2048	275,162	274,450
Series 2016-C4, Class ASB, 3.091%, 05/10/2058	945,000	972,244
Series 2017-C8, Class A1, 1.965%, 06/15/2050	187,551	187,180
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	733,000	764,067
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class A1, 1.410%, 10/10/2049	1,513,331	1,506,709
Series 2019-GC43, Class A4, 3.038%, 11/10/2052	2,543,000	2,634,495
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (C)(E)	814,894	820,525
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(E)	2,623,165	2,628,851
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(E)	3,000,709	2,999,010
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR9, Class A4, 4.373%, 07/10/2045 (E)	2,876,000	3,061,130
Series 2014-CR16, Class ASB, 3.653%, 04/10/2047	838,261	862,587
Series 2016-COR1, Class ASB, 2.972%, 10/10/2049	562,000	576,658
Series 2018-COR3, Class A3, 4.228%, 05/10/2051	4,131,000	4,618,967

16

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) (continued)
Series 2019-GC44, Class A5, 2.950%, 08/15/2057	$1,514,000	$1,557,752
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	6,737,176	7,091,363
Series 2015-C3, Class A4, 3.718%, 08/15/2048	1,900,000	2,022,866
Series 2015-C4, Class A4, 3.808%, 11/15/2048	1,802,000	1,935,152
Series 2016-C5, Class ASB, 3.533%, 11/15/2048	279,000	290,896
Series 2019-C17, Class A5, 3.016%, 09/15/2052	1,534,000	1,580,342
Series 2019-C18, Class A4, 2.968%, 12/15/2052	1,009,000	1,033,252
CSMC Trust Series 2016-NXSR, Class A4 3.795%, 12/15/2049 (E)	4,516,000	4,864,060
DBJPM Mortgage Trust Series 2017-C6, Class ASB 3.121%, 06/10/2050	416,000	430,604
GCAT LLC Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (C)	1,172,081	1,181,226
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB, 2.935%, 05/10/2045	62,973	63,112
Series 2014-GC18, Class A3, 3.801%, 01/10/2047	568,711	593,702
Series 2015-GC28, Class A5, 3.396%, 02/10/2048	675,000	710,105
Series 2015-GC34, Class A4, 3.506%, 10/10/2048	1,606,000	1,703,798
Series 2017-GS6, Class A3, 3.433%, 05/10/2050	1,082,000	1,151,808
Series 2017-GS7, Class A4, 3.430%, 08/10/2050	2,609,000	2,780,155
Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	1,425,000	1,471,334
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (C)	1,346,729	1,417,698
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	793,000	837,999
Series 2015-C28, Class A2, 2.773%, 10/15/2048	213,389	213,387
Series 2015-C28, Class A3, 2.912%, 10/15/2048	3,160,000	3,238,007
Series 2015-C33, Class A4, 3.770%, 12/15/2048	437,000	469,333
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class ASB, 3.549%, 03/15/2050	2,500,000	2,631,387
Series 2017-JP6, Class ASB, 3.283%, 07/15/2050	781,000	815,752
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A5, 3.693%, 03/15/2050	$816,000	$880,616
Series 2017-C5, Class ASB, 3.492%, 03/15/2050	281,000	295,061
Series 2018-C8, Class ASB, 4.145%, 06/15/2051	841,000	916,731
Series 2019-COR6, Class A4, 3.057%, 11/13/2052	2,019,000	2,087,375
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class A1 1.324%, 08/15/2049	463,237	460,569
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.218%, 07/15/2046 (E)	260,000	276,464
Series 2015-C20, Class A4, 3.249%, 02/15/2048	231,000	241,117
Series 2015-C25, Class ASB, 3.383%, 10/15/2048	1,123,000	1,165,819
Series 2015-C27, Class A4, 3.753%, 12/15/2047	226,000	242,894
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1, 1.445%, 08/15/2049	491,643	488,784
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049	646,000	653,627
Series 2019-L3, Class A4, 3.127%, 11/15/2029	1,210,000	1,259,327
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, 3.600%, 04/25/2049 (C)(E)	1,504,082	1,522,423
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(E)	2,269,739	2,266,777
SG Residential Mortgage Trust Series 2019-3, Class A1 2.703%, 09/25/2059 (C)(E)	2,918,234	2,917,954
Starwood Mortgage Residential Trust Series 2019-INV1, Class A1 2.610%, 08/25/2049 (C)(E)	2,673,264	2,661,709
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (C)(E)	1,740,310	1,759,753
Series 2019-2, Class A1, 3.211%, 05/25/2059 (C)(E)	5,681,735	5,722,768
Series 2019-3, Class A1, 2.784%, 07/25/2059 (C)	5,611,250	5,628,577
Series 2019-4, Class A1, 3.642%, 11/25/2059 (C)	7,117,000	7,119,392
Series 2019-INV1, Class A1, 3.402%, 12/25/2059 (C)(E)	1,466,043	1,480,661
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (C)(E)	2,561,946	2,576,467
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (C)(E)	2,881,000	2,878,172
Visio Trust Series 2019-1, Class A1 3.572%, 06/25/2054 (C)(E)	1,344,070	1,358,785
		135,758,714

17

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency – 5.9%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	$4,890,986	$5,033,499
Series 343, Class F4 (1 month LIBOR + 0.350%), 2.852%, 10/15/2037 (B)	2,923,363	2,901,947
Series 4426, Class QC, 1.750%, 07/15/2037	3,309,990	3,269,290
Series 4705, Class A, 4.500%, 09/15/2042	1,925,073	2,064,754
Series 4742, Class PA, 3.000%, 10/15/2047	5,539,243	5,676,601
Series 4763, Class CA, 3.000%, 09/15/2038	575,564	593,693
Series 4767, Class KA, 3.000%, 03/15/2048	2,740,838	2,820,808
Series 4786, Class DP, 4.500%, 07/15/2042	1,347,824	1,371,910
Series 4796, Class AK, 3.000%, 05/15/2048	5,171,323	5,253,717
Series 4802, Class A, 3.000%, 06/15/2048	5,065,551	5,143,841
Series 4846, Class PF (1 month LIBOR + 0.350%), 2.115%, 12/15/2048 (B)	1,094,377	1,091,003
Series 4856, Class FD (1 month LIBOR + 0.300%), 2.065%, 08/15/2040 (B)	3,530,313	3,506,312
Series 4874, Class AT, 3.000%, 09/15/2048	15,562,025	15,783,354
Series 4897, Class F (1 month LIBOR + 0.400%), 2.165%, 07/15/2049 (B)	1,231,057	1,230,667
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	227,052	251,406
Series 2013-11, Class AP, 1.500%, 01/25/2043	6,166,315	5,994,489
Series 2013-30, Class CA, 1.500%, 04/25/2043	599,851	578,419
Series 2015-84, Class PA, 1.700%, 08/25/2033	7,943,032	7,806,861
Series 2016-48, Class MA, 2.000%, 06/25/2038	10,545,423	10,451,769
Series 2017-13, Class PA, 3.000%, 08/25/2046	1,738,817	1,797,019
Series 2017-42, Class H, 3.000%, 11/25/2043	2,091,988	2,131,408
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	633,000	664,243
Series 2018-14, Class KC, 3.000%, 03/25/2048	2,565,298	2,636,335
Series 2018-15, Class AB, 3.000%, 03/25/2048	751,258	774,573
Series 2018-45, Class GA, 3.000%, 06/25/2048	6,396,135	6,470,398
Series 2018-79, Class FA (1 month LIBOR + 0.250%), 1.958%, 11/25/2048 (B)	5,654,690	5,615,546
Series 2018-8, Class KL, 2.500%, 03/25/2047	2,237,828	2,244,871
Series 2019-14, Class FB (1 month LIBOR + 0.400%), 2.432%, 04/25/2059 (B)	2,067,993	2,065,928
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-18, Class FH (1 month LIBOR + 0.350%), 2.058%, 05/25/2049 (B)	$3,458,711	$3,449,187
Series 2019-25, Class YF (1 month LIBOR + 0.450%), 2.158%, 10/25/2046 (B)	6,837,618	6,832,724
Series 2019-35, Class FH (1 month LIBOR + 0.350%), 2.058%, 07/25/2049 (B)	1,518,172	1,511,951
Series 2019-35, Class MB, 3.000%, 07/25/2049	3,728,592	3,894,920
Series 2019-42, Class FK (1 month LIBOR + 0.450%), 2.158%, 08/25/2049 (B)	7,888,130	7,867,723
Series 2019-60, Class BF (1 month LIBOR + 0.450%), 2.158%, 10/25/2049 (B)	2,743,216	2,738,592
Series 2019-60, Class FW (1 month LIBOR + 0.450%), 2.158%, 10/25/2049 (B)	2,133,870	2,129,873
Series 2019-70, Class FL (1 month LIBOR + 0.400%), 2.124%, 12/25/2049 (B)	4,955,000	4,938,741
Series 2019-8, Class GA, 3.000%, 03/25/2049	8,237,407	8,345,937
Series 414, Class A35, 3.500%, 10/25/2042	2,503,423	2,647,884
Government National Mortgage Association
Series 2012-141, Class WA, 4.526%, 11/16/2041 (E)	560,974	624,076
Series 2017-167, Class BQ, 2.500%, 08/20/2044	2,417,970	2,438,883
Series 2019-132, Class NA, 3.500%, 09/20/2049	7,489,709	7,740,410
Series 2019-20, Class JK, 3.500%, 02/20/2049	6,084,311	6,336,893
Series 2019-31, Class JC, 3.500%, 03/20/2049	3,736,795	3,809,443
		170,531,898
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $301,022,719)		$306,290,612
ASSET BACKED SECURITIES – 11.2%
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (C)	939,000	957,737
Series 2019-2A, Class A 3.600%, 09/22/2025 (C)	3,920,000	4,074,848
Series 2019-3A, Class A 2.360%, 03/20/2026 (C)	5,689,000	5,668,327
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 3.473%, 11/26/2046 (B)(C)	1,143,565	1,144,838
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	1,263,113	1,323,678
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	1,231,046	1,231,257

18

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Discover Card Execution Note Trust Series 2019-A3, Class A 1.890%, 10/15/2024	$3,048,000	$3,050,250
Ford Credit Auto Owner Trust
Series 2017-1, Class A 2.620%, 08/15/2028 (C)	2,680,000	2,715,760
Series 2017-2, Class A 2.360%, 03/15/2029 (C)	6,778,000	6,834,077
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	8,671,000	9,027,094
Series 2018-2, Class A 3.470%, 01/15/2030 (C)	3,419,000	3,562,747
Series 2019-1, Class A 3.520%, 07/15/2030 (C)	3,231,000	3,386,169
Series 2019-C, Class A4 1.930%, 04/15/2025	1,939,000	1,938,924
Ford Credit Floorplan Master Owner Trust
Series 2019-3, Class A2 (1 month LIBOR + 0.600%) 2.514%, 09/15/2024 (B)	4,524,000	4,536,137
Series 2019-4, Class A 2.440%, 09/15/2026	2,030,000	2,045,143
Hertz Vehicle Financing II LP
Series 2015-3A, Class A 2.670%, 09/25/2021 (C)	2,738,000	2,746,636
Series 2016-2A, Class A 2.950%, 03/25/2022 (C)	3,293,000	3,319,982
Series 2016-4A, Class A 2.650%, 07/25/2022 (C)	224,000	225,078
Series 2017-1A, Class A 2.960%, 10/25/2021 (C)	1,483,000	1,491,821
Series 2017-2A, Class A 3.290%, 10/25/2023 (C)	2,646,000	2,711,386
Series 2018-1A, Class A 3.290%, 02/25/2024 (C)	4,232,000	4,346,110
Series 2019-1A, Class A 3.710%, 03/25/2023 (C)	2,463,000	2,535,490
Series 2019-2A, Class A 3.420%, 05/25/2025 (C)	3,999,000	4,139,577
Series 2019-3A, Class A 2.670%, 12/26/2025 (C)	4,795,000	4,791,486
Hertz Vehicle Financing LLC
Series 2018-2A, Class A 3.650%, 06/27/2022 (C)	1,641,000	1,673,781
Series 2018-3A, Class A 4.030%, 07/25/2024 (C)	2,306,000	2,428,385
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 3.521%, 10/15/2031 (B)(C)	2,054,000	2,083,884
Series 2014-CTA, Class A (1 month LIBOR + 0.700%) 2.621%, 09/16/2024 (B)(C)	159,430	159,450
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 4.071%, 12/15/2045 (B)(C)	802,545	828,027
Series 2018-BA, Class A2A 3.610%, 12/15/2059 (C)	1,380,000	1,433,621
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (C)	7,668,000	7,763,904
Series 2018-CA, Class A2 3.520%, 06/16/2042 (C)	750,000	767,646
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	3,186,000	3,314,598
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2019-A, Class A2A 3.870%, 01/15/2043 (C)	$4,873,000	$5,046,409
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	6,575,000	6,676,344
Series 2019-D, Class A2A 3.480%, 12/15/2059 (C)	5,091,000	5,214,086
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	5,797,000	5,804,002
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month LIBOR + 0.510%) 2.333%, 06/25/2031 (B)	2,221,477	2,193,323
Series 2015-1, Class A2 (1 month LIBOR + 0.600%) 2.423%, 04/25/2040 (B)	6,455,939	6,347,406
Series 2016-1A, Class A (1 month LIBOR + 0.700%) 2.523%, 02/25/2070 (B)(C)	4,583,954	4,536,538
Series 2016-3A, Class A2 (1 month LIBOR + 0.850%) 2.673%, 06/25/2065 (B)(C)	418,827	419,479
Series 2016-5A, Class A (1 month LIBOR + 1.250%) 3.073%, 06/25/2065 (B)(C)	3,657,999	3,673,203
Series 2017-5A, Class A (1 month LIBOR + 0.800%) 2.623%, 07/26/2066 (B)(C)	1,955,764	1,931,493
Series 2018-EA, Class A2 4.000%, 12/15/2059 (C)	1,964,000	2,052,515
Series 2019-3A, Class A (1 month LIBOR + 0.830%) 2.887%, 07/25/2068 (B)(C)	11,772,472	11,719,765
Series 2019-4A, Class A2 (1 month LIBOR + 0.810%) 2.899%, 07/25/2068 (B)(C)	5,689,000	5,673,076
Series 2019-BA, Class A2A 3.760%, 12/15/2059 (C)	3,938,000	4,088,864
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 2.456%, 10/27/2036 (B)	677,612	658,977
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 2.436%, 01/25/2037 (B)	2,106,821	2,062,760
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 2.386%, 10/25/2033 (B)	8,058,486	7,850,985
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 2.259%, 03/23/2037 (B)	10,413,382	10,144,412
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 2.279%, 12/24/2035 (B)	6,566,574	6,453,761
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 2.523%, 03/22/2032 (B)	692,911	667,435
Series 2012-2A, Class A (1 month LIBOR + 0.800%) 2.623%, 12/26/2033 (B)(C)	4,644,232	4,627,441
Series 2012-4A, Class A (1 month LIBOR + 0.700%) 2.523%, 09/27/2038 (B)(C)	2,495,925	2,476,964
Series 2013-1A, Class A (1 month LIBOR + 0.600%) 2.423%, 06/25/2041 (B)(C)	2,031,566	1,989,716

19

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2014-1A, Class A (1 month LIBOR + 0.570%) 2.393%, 09/25/2041 (B)(C)	$638,346	$628,918
Series 2016-1A, Class A (1 month LIBOR + 0.800%) 2.623%, 09/25/2065 (B)(C)	2,388,340	2,391,372
Series 2017-2A, Class A (1 month LIBOR + 0.770%) 2.478%, 09/25/2065 (B)(C)	2,112,820	2,085,978
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (C)	9,305,000	9,290,992
SLC Student Loan Trust
Series 2005-2, Class A4 (3 month LIBOR + 0.160%) 2.570%, 12/15/2039 (B)	2,753,000	2,603,694
Series 2007-1, Class A5 (3 month LIBOR + 0.090%) 2.248%, 02/15/2068 (B)	1,985,000	1,846,033
Series 2008-1, Class A4A (3 month LIBOR + 1.600%) 3.719%, 12/15/2032 (B)	1,796,300	1,825,039
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 2.869%, 12/15/2032 (B)(C)	954,205	929,254
Series 2004-10, Class A7A (3 month LIBOR + 0.600%) 2.540%, 10/25/2029 (B)(C)	3,601,000	3,581,976
Series 2005-3, Class A6 (3 month LIBOR + 0.150%) 2.426%, 04/25/2040 (B)	2,676,000	2,545,865
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 2.336%, 07/25/2022 (B)	2,477,626	2,411,282
Series 2010-1, Class A (1 month LIBOR + 0.400%) 2.223%, 03/25/2025 (B)	383,016	370,101
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 2.773%, 09/25/2028 (B)	3,473,522	3,421,795
Series 2012-2, Class A (1 month LIBOR + 0.700%) 2.523%, 01/25/2029 (B)	3,197,044	3,123,970
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 2.573%, 05/26/2026 (B)	632,875	628,625
Series 2013-4, Class A (1 month LIBOR + 0.550%) 2.373%, 06/25/2043 (B)	4,966,749	4,874,534
SMB Private Education Loan Trust
Series 2015-A, Class A2B (1 month LIBOR + 1.000%) 2.765%, 06/15/2027 (B)(C)	1,098,923	1,101,304
Series 2015-C, Class A2B (1 month LIBOR + 1.400%) 3.165%, 07/15/2027 (B)(C)	418,006	421,612
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	2,290,623	2,304,266
Series 2016-A, Class A2B (1 month LIBOR + 1.500%) 3.265%, 05/15/2031 (B)(C)	6,423,370	6,495,740
Series 2016-B, Class A2A 2.430%, 02/17/2032 (C)	374,407	374,343
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 3.215%, 02/17/2032 (B)(C)	$3,218,627	$3,252,466
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 2.865%, 09/15/2034 (B)(C)	1,159,551	1,165,124
Series 2017-A, Class A2B (1 month LIBOR + 0.900%) 2.665%, 09/15/2034 (B)(C)	3,579,728	3,586,812
Series 2017-B, Class A2A 2.820%, 10/15/2035 (C)	3,731,988	3,763,715
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) 2.515%, 10/15/2035 (B)(C)	2,403,251	2,401,881
Series 2018-C, Class A2A 3.630%, 11/15/2035 (C)	1,952,000	2,035,687
Series 2019-A, Class A2A 3.440%, 07/15/2036 (C)	9,538,000	9,806,071
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (C)	1,170,683	1,177,551
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) 2.658%, 01/25/2039 (B)(C)	115,337	115,701
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 2.558%, 07/25/2039 (B)(C)	283,542	283,975
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 2.523%, 03/26/2040 (B)(C)	434,760	435,230
Series 2017-C, Class A1 (1 month LIBOR + 0.600%) 2.423%, 07/25/2040 (B)(C)	617,784	616,816
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (C)	1,339,047	1,344,357
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 2.323%, 11/26/2040 (B)(C)	199,325	199,076
Series 2017-E, Class A2B 2.720%, 11/26/2040 (C)	3,269,000	3,314,236
Series 2018-A, Class A2B 2.950%, 02/25/2042 (C)	1,487,000	1,506,443
Series 2018-B, Class A2FX 3.340%, 08/25/2047 (C)	15,751,000	16,131,270
Verizon Owner Trust Series 2019-C, Class A1A 1.940%, 04/22/2024	7,853,000	7,847,863
World Financial Network Credit Card Master Trust
Series 2018-B, Class A 3.460%, 07/15/2025	1,709,000	1,749,988
Series 2019-A, Class A 3.140%, 12/15/2025	849,000	867,661
Series 2019-C, Class A 2.210%, 07/15/2026	5,652,000	5,669,665
TOTAL ASSET BACKED SECURITIES (Cost $318,779,878)		$321,095,083

20

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.7%
Short-term funds – 3.7%
John Hancock Collateral Trust, 1.7887% (F)(G)	56,717	$567,531
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (F)	106,085,728	106,085,728
TOTAL SHORT-TERM INVESTMENTS (Cost $106,653,297)		$106,653,259
Total Investments (Core Bond Fund) (Cost $3,032,874,732) – 107.1%		$3,085,157,613
Other assets and liabilities, net – (7.1%)		(204,063,880)
TOTAL NET ASSETS – 100.0%		$2,881,093,733
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $422,218,374 or 14.7% of the fund's net assets as of 11-30-19.
(D)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $556,025.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 11-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Global Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 50.8%
U.S. Government - 10.9%
U.S. Treasury Bonds
2.750%, 11/15/2042	$500,000	$550,801
3.000%, 05/15/2045	300,000	346,758
U.S. Treasury Inflation Protected Securities
0.375%, 07/15/2025	108,269	109,682
0.625%, 01/15/2026	32,417	33,246
1.000%, 02/15/2048	312,354	352,105
1.375%, 02/15/2044	110,166	132,285
2.500%, 01/15/2029	837,157	1,008,480
U.S. Treasury Notes
2.000%, 08/15/2025 (A)	400,000	406,844
2.000%, 11/15/2026	100,000	101,805
2.625%, 06/15/2021	52,000	52,737
2.875%, 04/30/2025	1,300,000	1,380,945
		4,475,688
Global Bond Fund (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency - 39.9%
Federal National Mortgage Association
2.500%, TBA (B)		$200,000	$197,945
3.000%, TBA (B)		2,300,000	2,329,648
3.000%, 10/01/2049		99,575	102,191
3.500%, TBA (B)		5,800,000	5,954,063
3.500%, 01/01/2059		97,772	102,685
3.527%, (12 month Treasury Average Index + 1.200%), 11/01/2042 to 10/01/2044 (C)		554,832	560,515
4.000%, TBA (B)		6,500,000	6,748,344
4.010%, (12 month LIBOR + 1.760%), 09/01/2035 (C)		29,679	31,093
4.087%, (12 month Treasury Average Index + 1.749%), 11/01/2035 (C)		52,859	54,213
4.500%, 05/01/2029 to 11/01/2044		206,155	221,610
4.662%, (12 month LIBOR + 1.912%), 07/01/2035 (C)		15,172	15,925
			16,318,232
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,902,091)			$20,793,920
FOREIGN GOVERNMENT OBLIGATIONS - 24.7%
Canada - 0.1%
Government of Canada 1.500%, 12/01/2044	CAD	58,919	56,911
France - 1.8%
Government of France 2.000%, 05/25/2048 (D)	EUR	500,000	739,444
Italy - 3.9%
Republic of Italy
2.100%, 07/15/2026		200,000	236,950
2.450%, 10/01/2023		200,000	237,335
2.500%, 11/15/2025		300,000	362,608
3.000%, 08/01/2029		400,000	511,374
6.000%, 08/04/2028	GBP	150,000	245,396
			1,593,663
Japan - 9.0%
Government of Japan
0.100%, 03/20/2029 to 06/20/2029	JPY	130,000,000	1,210,930
0.500%, 03/20/2049		30,000,000	281,204
0.700%, 12/20/2048		75,000,000	740,110
1.200%, 09/20/2035		51,000,000	542,633
1.300%, 06/20/2035		20,000,000	215,576
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028		50,463,500	475,764
Japan Finance Organization for Municipalities 3.000%, 03/12/2024		$200,000	207,544
			3,673,761
Kuwait - 1.0%
State of Kuwait 3.500%, 03/20/2027		400,000	428,869
Lithuania - 0.3%
Republic of Lithuania 1.100%, 04/26/2027	EUR	100,000	117,084
Peru - 0.9%
Republic of Peru
5.940%, 02/12/2029	PEN	458,000	151,322
6.350%, 08/12/2028 (D)		700,000	237,972
			389,294

21

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 0.4%
Republic of Poland
2.250%, 04/25/2022	PLN	500,000	$129,849
3.250%, 07/25/2025		100,000	27,468
			157,317
Qatar - 1.1%
State of Qatar
3.875%, 04/23/2023		$200,000	211,044
4.000%, 03/14/2029		200,000	223,113
			434,157
Saudi Arabia - 0.6%
Kingdom of Saudi Arabia 4.500%, 04/17/2030		200,000	226,506
Slovenia - 0.5%
Republic of Slovenia 5.250%, 02/18/2024		200,000	225,987
Spain - 4.3%
Autonomous Community of Catalonia
4.220%, 04/26/2035	EUR	50,000	67,938
4.900%, 09/15/2021		150,000	177,752
Kingdom of Spain
0.250%, 07/30/2024 (D)		200,000	223,862
0.600%, 10/31/2029 (D)		650,000	728,685
1.400%, 07/30/2028 (D)		100,000	120,224
1.450%, 04/30/2029 (D)		350,000	423,265
			1,741,726
United Arab Emirates - 0.8%
Abu Dhabi Government 3.125%, 10/11/2027 (D)		$300,000	314,511
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,676,660)			$10,099,230
CORPORATE BONDS - 48.4%
Brazil - 0.6%
Petrobras Global Finance BV
5.093%, 01/15/2030 (D)		122,000	127,734
7.250%, 03/17/2044		90,000	107,100
			234,834
Canada - 1.0%
Air Canada 2017-1 Class AA Pass Through Trust 3.300%, 07/15/2031 (D)		189,760	195,108
Enbridge, Inc. (3 month LIBOR + 0.400%) 2.410%, 01/10/2020 (C)		100,000	100,044
Fairfax Financial Holdings, Ltd. 2.750%, 03/29/2028 (D)	EUR	100,000	119,766
			414,918
Cayman Islands - 1.1%
Ambac LSNI LLC (3 month LIBOR + 5.000%) 7.104%, 02/12/2023 (C)(D)		$45,791	46,134
QNB Finance, Ltd. (3 month LIBOR + 1.350%) 3.264%, 05/31/2021 (C)		400,000	402,761
			448,895
China - 0.5%
Tencent Holdings, Ltd. 3.595%, 01/19/2028		200,000	208,169
Denmark - 5.7%
Jyske Realkredit A/S
1.000%, 10/01/2050 to 10/01/2050	DKK	2,399,838	347,888
1.500%, 10/01/2037 to 10/01/2050		1,028,836	154,990
Global Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Denmark (continued)
Jyske Realkredit A/S (continued)
2.000%, 10/01/2047	DKK	2,024,382	$306,279
3.000%, 10/01/2047		16,145	2,515
Nordea Kredit Realkreditaktieselskab
1.000%, 10/01/2050		2,100,000	303,707
2.000%, 10/01/2047		2,848,560	431,582
2.500%, 10/01/2047		580	89
Nykredit Realkredit A/S
1.000%, 10/01/2050		3,200,000	461,943
1.500%, 10/01/2050		2,086,732	310,943
2.500%, 10/01/2036 to 10/01/2047		116,017	17,835
Realkredit Danmark A/S 2.500%, 07/01/2047		32,670	5,008
			2,342,779
Germany - 1.9%
Deutsche Bank AG 4.250%, 10/14/2021		$200,000	204,492
Deutsche Bank AG (3.961% to 11-26-24, then SOFR + 2.581%) 11/26/2025		150,000	151,079
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875%, 05/15/2027	EUR	100,000	113,939
KfW 5.000%, 03/19/2024	AUD	100,000	78,662
Volkswagen Bank GmbH 1.875%, 01/31/2024	EUR	200,000	231,694
			779,866
Guernsey, Channel Islands - 0.6%
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 06/09/2023		$250,000	261,294
Hong Kong - 0.5%
AIA Group, Ltd. 3.900%, 04/06/2028 (D)		200,000	215,124
India - 0.5%
Indian Railway Finance Corp., Ltd. 3.835%, 12/13/2027		200,000	209,005
Indonesia - 0.5%
Indonesia Asahan Aluminium Persero PT 5.710%, 11/15/2023 (D)		200,000	220,332
Ireland - 0.8%
AerCap Ireland Capital DAC 4.450%, 12/16/2021		200,000	208,331
Park Aerospace Holdings, Ltd. 5.250%, 08/15/2022 (D)		100,000	106,210
			314,541
Italy - 0.3%
Banca Carige SpA (3 month EURIBOR + 1.700%) 1.298%, 10/25/2021 (C)	EUR	100,000	110,881
Japan - 1.5%
Central Nippon Expressway Company, Ltd. 2.362%, 05/28/2021		$200,000	199,904
Mizuho Financial Group, Inc. (2.721% to 7-16-22, then 3 month LIBOR + 0.840%) 07/16/2023		200,000	202,063
ORIX Corp. 3.250%, 12/04/2024		100,000	104,106

22

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc. 2.934%, 03/09/2021		$100,000	$101,182
			607,255
Jersey, Channel Islands - 0.3%
AA Bond Company, Ltd. 2.875%, 07/31/2043	GBP	100,000	126,302
Luxembourg - 0.9%
Aroundtown SA 1.500%, 07/15/2024	EUR	100,000	114,974
Emerald Bay SA 2.908%, 10/08/2020 (D)(E)		136,000	146,156
Medtronic Global Holdings SCA 0.000%, 12/02/2022		100,000	110,194
			371,324
Netherlands - 0.8%
Cooperatieve Rabobank UA 6.875%, 03/19/2020		100,000	112,284
ING Bank NV 0.375%, 11/26/2021		100,000	111,263
Stichting AK Rabobank Certificaten 6.500%, 12/29/2019 (F)		50,000	69,597
Teva Pharmaceutical Finance Netherlands III BV 2.200%, 07/21/2021		$26,000	25,136
			318,280
Singapore - 1.0%
BOC Aviation, Ltd. 3.500%, 09/18/2027 (D)		200,000	205,246
PSA Treasury Pte, Ltd. 2.500%, 04/12/2026		200,000	202,292
			407,538
South Korea - 0.5%
Kookmin Bank 2.125%, 10/21/2020		200,000	199,758
Sweden - 0.3%
Sveriges Sakerstallda Obligationer AB 2.000%, 06/17/2026	SEK	1,000,000	113,562
Switzerland - 1.2%
Credit Suisse Group AG (3 month LIBOR + 1.200%) 3.319%, 12/14/2023 (C)(D)		$250,000	252,253
UBS AG 5.125%, 05/15/2024		200,000	215,077
			467,330
United Arab Emirates - 0.7%
ICICI Bank, Ltd. 3.500%, 03/18/2020		300,000	300,714
United Kingdom - 10.1%
Barclays Bank PLC 7.625%, 11/21/2022		200,000	224,300
Barclays PLC 4.836%, 05/09/2028		200,000	213,565
Barclays PLC (4.972% to 5-16-28, then 3 month LIBOR + 1.902%) 05/16/2029		200,000	224,045
British Airways 2019-1 Class A Pass Through Trust 3.350%, 12/15/2030 (D)		100,000	104,297
Clydesdale Bank PLC 2.250%, 04/21/2020	GBP	200,000	259,472
Co-operative Group Holdings 2011, Ltd. 6.875%, 07/08/2020		100,000	134,233
Global Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
HSBC Holdings PLC (3 month LIBOR + 1.000%) 2.904%, 05/18/2024 (C)		$200,000	$200,945
HSBC Holdings PLC (4.041% to 3-13-27, then 3 month LIBOR + 1.546%) 03/13/2028		200,000	212,707
Imperial Brands Finance PLC 2.950%, 07/21/2020 (D)		200,000	200,691
Lloyds Bank Corporate Markets PLC 1.750%, 07/11/2024	GBP	100,000	130,301
Lloyds Bank PLC 4.875%, 03/30/2027		200,000	323,831
Nationwide Building Society (3.766% to 3-8-23, then 3 month LIBOR + 1.064%) 03/08/2024 (D)		$300,000	310,213
RAC Bond Company PLC 4.870%, 05/06/2046	GBP	100,000	127,355
Santander UK Group Holdings PLC 2.875%, 08/05/2021		$200,000	201,922
Santander UK PLC 5.000%, 11/07/2023 (D)		200,000	214,606
Tesco PLC 6.125%, 02/24/2022	GBP	50,000	71,092
The Royal Bank of Scotland Group PLC 4.800%, 04/05/2026		$400,000	443,291
The Royal Bank of Scotland Group PLC (3 month LIBOR + 1.470%) 3.380%, 05/15/2023 (C)		200,000	201,669
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) 08/10/2020 (F)		200,000	205,000
Virgin Media Secured Finance PLC 4.875%, 01/15/2027	GBP	100,000	131,917
			4,135,452
United States - 17.1%
AbbVie, Inc. 2.900%, 11/06/2022		$100,000	101,847
AIG Global Funding 2.300%, 07/01/2022 (D)		100,000	100,411
Ambac Assurance Corp. 5.100%, 06/07/2020 (D)		10,734	15,726
American Express Company (3 month LIBOR + 0.620%) 2.519%, 05/20/2022 (C)		100,000	100,590
American Tower Corp. 1.950%, 05/22/2026	EUR	100,000	119,080
AT&T, Inc. 1.800%, 09/05/2026		200,000	237,017
AT&T, Inc. (3 month LIBOR + 1.180%) 3.312%, 06/12/2024 (C)		$200,000	203,384
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (F)		60,000	66,286
Bayer US Finance II LLC (3 month LIBOR + 1.010%) 3.129%, 12/15/2023 (C)(D)		200,000	200,894
Campbell Soup Company
3.300%, 03/15/2021		100,000	101,445
3.650%, 03/15/2023		200,000	207,800
CenterPoint Energy Resources Corp. 3.550%, 04/01/2023		100,000	103,658

23

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Charter Communications Operating LLC 6.384%, 10/23/2035		$100,000	$124,765
Charter Communications Operating LLC (3 month LIBOR + 1.650%) 3.559%, 02/01/2024 (C)		100,000	102,838
Citibank NA (3 month LIBOR + 0.600%) 2.499%, 05/20/2022 (C)		250,000	250,797
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 07/24/2023		100,000	101,524
Continental Resources, Inc. 4.375%, 01/15/2028		100,000	103,328
CVS Health Corp. 3.350%, 03/09/2021		54,000	54,866
Dell International LLC 4.420%, 06/15/2021 (D)		100,000	102,968
Discover Financial Services 4.100%, 02/09/2027		100,000	107,211
Energy Transfer Partners LP 5.750%, 09/01/2020		100,000	101,674
EPR Properties 4.500%, 06/01/2027		50,000	53,648
EQT Corp. 4.875%, 11/15/2021		200,000	204,844
Equifax, Inc. (3 month LIBOR + 0.870%) 2.780%, 08/15/2021 (C)		100,000	100,293
Fidelity National Information Services, Inc.
0.125%, 05/21/2021	EUR	200,000	220,803
1.700%, 06/30/2022	GBP	100,000	130,881
Ford Motor Credit Company LLC (3 month EURIBOR + 0.430%) 0.032%, 05/14/2021 (C)	EUR	100,000	109,213
General Mills, Inc. 3.200%, 04/16/2021		$100,000	101,673
General Motors Financial Company, Inc. (3 month LIBOR + 0.850%) 2.862%, 04/09/2021 (C)		100,000	100,056
Harley-Davidson Financial Services, Inc. (3 month LIBOR + 0.940%) 2.847%, 03/02/2021 (C)(D)		200,000	201,200
Jackson National Life Global Funding 2.375%, 09/15/2022 (D)		100,000	100,751
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024		200,000	210,386
Kilroy Realty LP 3.450%, 12/15/2024		100,000	103,698
Kimco Realty Corp. 3.300%, 02/01/2025		100,000	103,534
Kraft Heinz Foods Company 4.875%, 02/15/2025 (D)		69,000	70,954
Kraft Heinz Foods Company (3 month LIBOR + 0.570%) 2.471%, 02/10/2021 (C)		200,000	200,127
Masco Corp. 3.500%, 04/01/2021		200,000	202,859
McDonald's Corp. (3 month LIBOR + 0.430%) 2.366%, 10/28/2021 (C)		200,000	200,714
MUFG Americas Holdings Corp. 3.000%, 02/10/2025		200,000	203,731
Global Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Mylan NV 3.150%, 06/15/2021	$200,000	$202,293
New York Life Global Funding 2.250%, 07/12/2022 (D)	100,000	100,683
Penske Truck Leasing Company LP 3.950%, 03/10/2025 (D)	100,000	105,920
Sempra Energy (3 month LIBOR + 0.450%) 2.569%, 03/15/2021 (C)	100,000	99,982
Spirit AeroSystems, Inc. (3 month LIBOR + 0.800%) 2.919%, 06/15/2021 (C)	100,000	99,800
Sprint Corp. 7.250%, 09/15/2021	100,000	106,050
Sprint Spectrum Company LLC 4.738%, 03/20/2025 (D)	200,000	212,000
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month LIBOR + 1.301%) 05/01/2029	100,000	110,143
The Goldman Sachs Group, Inc. (4.950% to 2-10-25, then 5 Year CMT + 3.224%) 02/10/2025 (F)	100,000	102,500
Tyson Foods, Inc. 2.250%, 08/23/2021	100,000	100,420
Verizon Communications, Inc. 4.329%, 09/21/2028	195,000	221,163
Volkswagen Group of America Finance LLC 3.875%, 11/13/2020 (D)	200,000	203,096
WRKCo, Inc. 3.750%, 03/15/2025	100,000	104,949
		6,996,473
TOTAL CORPORATE BONDS (Cost $19,338,037)		$19,804,626
MUNICIPAL BONDS - 1.4%
United States - 1.4%
American Municipal Power, Inc. (Ohio) 7.334%, 02/15/2028	300,000	385,386
State of California (1 month LIBOR + 0.780%) 2.565%, 04/01/2047 (C)	200,000	200,784
TOTAL MUNICIPAL BONDS (Cost $587,063)		$586,170
TERM LOANS (G) - 0.7%
United States - 0.7%
CenturyLink, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%), 4.452%, 01/31/2025	294,750	294,585
TOTAL TERM LOANS (Cost $293,723)		$294,585
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.8%
Commercial and residential - 19.2%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1, 4.482%, 09/25/2035 (H)	22,590	21,823
American Home Mortgage Investment Trust, Series 2004-3, Class 5A (12 month LIBOR + 1.500%), 3.543%, 10/25/2034 (C)	4,897	4,895
Banc of America Funding Corp.
Series 2006-A, Class 1A1, 4.495%, 02/20/2036 (H)	156,349	156,550

24

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America Funding Corp. (continued)
Series 2006-J, Class 4A1, 4.470%, 01/20/2047 (H)		$33,805	$32,856
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 1A2, 4.187%, 08/25/2033 (H)		7,729	7,743
Series 2003-7, Class 6A, 4.225%, 10/25/2033 (H)		17,453	17,864
Series 2003-9, Class 2A1, 4.502%, 02/25/2034 (H)		3,036	3,129
Series 2004-2, Class 22A, 4.798%, 05/25/2034 (H)		42,875	42,688
Series 2004-2, Class 23A, 3.440%, 05/25/2034 (H)		22,550	21,119
Series 2005-4, Class 3A1, 4.239%, 08/25/2035 (H)		103,476	98,499
Bear Stearns ALT-A Trust
Series 2005-9, Class 24A1, 3.898%, 11/25/2035 (H)		234,170	204,441
Series 2006-8, Class 3A1 (1 month LIBOR + 0.160%), 1.868%, 02/25/2034 (C)		22,863	22,029
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1, 4.027%, 01/26/2036 (H)		262,363	236,276
Business Mortgage Finance PLC, Series 7X, Class A1 (3 month GBP LIBOR + 1.000%), 2.787%, 02/15/2041 (C)	GBP	332,591	426,183
Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 3.797%, 07/25/2037 (H)		$26,496	24,022
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year CMT + 2.400%), 4.810%, 05/25/2035 (C)		38,772	39,379
Series 2005-11, Class A2A (1 Year CMT + 2.400%), 4.380%, 10/25/2035 (C)		156,356	161,482
Series 2005-6, Class A1 (1 Year CMT + 2.100%), 3.840%, 09/25/2035 (C)		67,854	68,050
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3, 5.250%, 06/25/2035		39,841	39,120
Series 2005-56, Class 2A2 (12 month Treasury Average Index + 2.040%), 4.430%, 11/25/2035 (C)		28,283	26,887
Series 2005-56, Class 2A3 (12 month Treasury Average Index + 1.500%), 3.890%, 11/25/2035 (C)		28,264	26,112
Series 2007-11T1, Class A12 (1 month LIBOR + 0.350%), 2.058%, 05/25/2037 (C)		139,011	61,135
Series 2007-16CB, Class 5A1, 6.250%, 08/25/2037		74,301	62,417
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-12, Class 11A1, 3.923%, 08/25/2034 (H)		9,465	8,969
Global Bond Fund (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Countrywide Home Loan Mortgage Pass Through Trust (continued)
Series 2004-22, Class A3, 3.850%, 11/25/2034 (H)		$51,650	$52,049
Series 2005-R2, Class 1AF1 (1 month LIBOR + 0.340%), 2.048%, 06/25/2035 (C)(D)		97,071	93,223
Series 2004-12, Class 12A1, 4.139%, 08/25/2034 (H)		41,989	42,246
Series 2004-25, Class 1A1 (1 month LIBOR + 0.660%), 2.368%, 02/25/2035 (C)		71,165	71,254
Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%), 2.388%, 02/25/2035 (C)		80,754	78,362
Series 2005-HYB9, Class 3A2A (12 month LIBOR + 1.750%), 3.711%, 02/20/2036 (C)		82,901	73,081
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 4.028%, 07/25/2033 (H)		3,263	3,344
Eurosail PLC
Series 2006-1X, Class A2C (3 month GBP LIBOR + 0.160%), 0.932%, 06/10/2044 (C)	GBP	195,639	252,063
Series 2007-3X, Class A3C (3 month GBP LIBOR + 0.950%), 1.735%, 06/13/2045 (C)		465,683	596,224
First Horizon Mortgage Pass Through Trust, Series 2005-AR3, Class 2A1, 4.587%, 08/25/2035 (H)		$17,221	14,360
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 4.677%, 10/25/2033 (H)		2,188	2,219
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA IO, 2.107%, 11/10/2045		2,474,668	115,927
GSR Mortgage Loan Trust, Series 2003-1, Class A2 (1 Year CMT + 1.750%), 4.300%, 03/25/2033 (C)		18,156	18,438
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 4.367%, 07/19/2035 (H)		10,456	9,853
IndyMac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A, 3.916%, 12/25/2034 (H)		15,442	15,660
JPMorgan Alternative Loan Trust, Series 2006-A6, Class 2A1, 5.500%, 11/25/2036 (H)		2,173	1,617
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1, 3.763%, 11/25/2033 (H)		18,939	19,543
Series 2006-A1, Class 3A2, 4.190%, 02/25/2036 (H)		188,273	154,746
Series 2007-A1, Class 5A6, 4.405%, 07/25/2035 (H)		61,470	61,784
Ludgate Funding PLC, Series 2006-1X, Class A2A (3 month GBP LIBOR + 0.190%), 0.977%, 12/01/2060 (C)	GBP	271,562	332,272

25

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 4.359%, 02/25/2033 (H)		$25,198	$25,254
MRFC Mortgage Pass Through Trust, Series 2000-TBC3, Class A1 (1 month LIBOR + 0.440%), 2.205%, 12/15/2030 (C)		123,538	120,787
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.750%, 07/25/2059 (D)(H)		98,264	98,794
Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072%, 08/12/2053 (D)	CAD	261,795	200,216
Residential Asset Securitization Trust, Series 2006-R1, Class A2 (1 month LIBOR + 0.400%), 2.108%, 01/25/2046 (C)		$229,378	98,357
Residential Funding Mortgage Securities Trust, Series 2005-SA4, Class 1A21, 4.189%, 09/25/2035 (H)		57,459	47,508
Sequoia Mortgage Trust, Series 5, Class A (1 month LIBOR + 0.700%), 2.433%, 10/19/2026 (C)		24,587	24,285
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A1, 4.434%, 02/25/2034 (H)		30,711	30,936
Series 2004-12, Class 7A1, 4.227%, 09/25/2034 (H)		26,678	27,213
Series 2004-19, Class 2A1 (12 month Treasury Average Index + 1.400%), 3.726%, 01/25/2035 (C)		235,857	230,430
Series 2004-4, Class 3A2, 4.375%, 04/25/2034 (H)		51,124	53,119
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 12A1 (1 month LIBOR + 0.220%), 1.928%, 05/25/2036 (C)		662,786	633,392
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1 (12 month LIBOR + 1.250%), 3.159%, 06/25/2047 (C)		73,690	70,408
Series 2007-3, Class 3A1 (12 month LIBOR + 1.250%), 3.159%, 06/25/2047 (C)		172,172	159,671
Series 2007-3, Class 4A1 (12 month LIBOR + 1.250%), 3.159%, 06/25/2047 (C)		59,459	54,590
Towd Point Mortgage Funding PLC
Series 2019-A13A, Class A1 (3 month SONIA + 0.900%), 0.900%, 07/20/2045 (C)(D)	GBP	250,000	321,967
Series 2019-GR4A, Class A1 (3 month GBP LIBOR + 1.025%), 1.820%, 10/20/2051 (C)(D)		266,678	345,637
Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059 (D)(H)		$400,000	404,525
Uropa Securities PLC
Series 2008-1, Class A (3 month GBP LIBOR + 0.200%), 0.972%, 06/10/2059 (C)	GBP	223,831	278,026
Global Bond Fund (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Uropa Securities PLC (continued)
Series 2008-1, Class B (3 month GBP LIBOR + 0.750%), 1.522%, 06/10/2059 (C)	GBP	45,141	$54,554
Series 2008-1, Class M1 (3 month GBP LIBOR + 0.350%), 1.122%, 06/10/2059 (C)		54,456	66,430
Series 2008-1, Class M2 (3 month GBP LIBOR + 0.550%), 1.322%, 06/10/2059 (C)		42,992	52,345
WaMu Mortgage Pass-Through Certificates
Series 2002-AR17, Class 1A (12 month Treasury Average Index + 1.200%), 3.526%, 11/25/2042 (C)		$91,306	90,002
Series 2003-AR5, Class A7, 4.670%, 06/25/2033 (H)		14,066	14,485
Series 2005-AR13, Class A1A1 (1 month LIBOR + 0.290%), 1.998%, 10/25/2045 (C)		43,827	43,170
Series 2005-AR16, Class 1A1, 4.189%, 12/25/2035 (H)		85,674	85,699
Series 2005-AR2, Class 2A1A (1 month LIBOR + 0.310%), 2.018%, 01/25/2045 (C)		68,087	67,662
Series 2006-AR10, Class 2A1, 3.874%, 09/25/2036 (H)		72,354	69,293
Series 2006-AR17, Class 1A1A (12 month Treasury Average Index + 0.810%), 3.200%, 12/25/2046 (C)		150,459	151,551
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A (12 month Treasury Average Index + 0.940%), 3.266%, 07/25/2046 (C)		133,397	98,432
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A1, 4.858%, 09/25/2034 (H)		20,811	20,708
			7,861,379
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 4579, Class SD IO, 2.500%, 01/15/2038		425,834	29,576
Series T-63, Class 1A1 (12 month Treasury Average Index + 1.200%), 3.422%, 02/25/2045 (C)		69,101	69,823
Federal National Mortgage Association
Series 2006-15, Class FC (1 month LIBOR + 0.130%), 1.779%, 03/25/2036 (C)		54,830	54,532
Series 2006-48, Class TF (1 month LIBOR + 0.400%), 2.108%, 06/25/2036 (C)		30,946	30,883
Series 2006-5, Class 3A2, 4.234%, 05/25/2035 (H)		68,029	71,573
			256,387
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,448,678)			$8,117,766

26

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
ASSET BACKED SECURITIES - 2.8%
ALME Loan Funding II DAC, Series 2A, Class ARR (3 month EURIBOR + 0.750%) 0.750%, 01/15/2031 (C)(D)	EUR	250,000	$275,450
Evans Grove CLO, Ltd., Series 2018-1A, Class A1 (3 month LIBOR + 0.920%) 2.834%, 05/28/2028 (C)(D)		$200,000	198,565
Palmer Square Loan Funding, Ltd., Series 2018-4A, Class A1 (3 month LIBOR + 0.900%) 2.810%, 11/15/2026 (C)(D)		531,914	532,208
SACO I Trust, Series 2005-10, Class 1A (1 month LIBOR + 0.520%) 2.228%, 06/25/2036 (C)		35,709	34,302
Terwin Mortgage Trust, Series 2003-6HE, Class A1 (1 month LIBOR + 0.940%) 2.648%, 11/25/2033 (C)		14,654	14,055
Venture XVII CLO, Ltd., Series 2014-17A, Class ARR (3 month LIBOR + 0.880%) 2.881%, 04/15/2027 (C)(D)		100,000	99,548
TOTAL ASSET BACKED SECURITIES (Cost $1,136,134)			$1,154,128
COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		3,662	2,747
TOTAL COMMON STOCKS (Cost $858)			$2,747
ESCROW SHARES - 0.3%
United States - 0.3%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (I)		$3,600,000	45,720
6.875%, 05/02/2018 (I)		4,200,000	55,440
TOTAL ESCROW SHARES (Cost $0)			$101,160
PURCHASED OPTIONS - 0.1%
Calls - 0.0%
Exchange Traded Option on 10-Year Canada Government Bond Futures (Expiration Date: 2-21-20; Strike Price: CAD 169.00; Notional Amount: 3,000) (I)		3	11
Exchange Traded Option on 90-Day Eurodollar Futures (Expiration Date: 3-14-22; Strike Price: $99.75; Notional Amount: 5,000) (I)		2	300
Exchange Traded Option on 90-Day Eurodollar Futures (Expiration Date: 6-13-22; Strike Price: $99.75; Notional Amount: 7,500) (I)		3	450
Exchange Traded Option on Euro BUND Futures (Expiration Date: 2-21-20; Strike Price: EUR 187.00; Notional Amount: 2,400,000) (I)		24	265
Exchange Traded Option on Euro BUND Futures (Expiration Date: 2-21-20; Strike Price: EUR 194.00; Notional Amount: 400,000) (I)		4	45
Exchange Traded Option on Euro SCHATZ Futures (Expiration Date: 2-21-20; Strike Price: EUR 114.00 Notional Amount: 6,300,000) (I)		63	347
Global Bond Fund (continued)
	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Calls (continued)
Exchange Traded Option on Euro-OAT Futures (Expiration Date: 2-21-20; Strike Price: EUR 190.00; Notional Amount: 800,000) (I)	8	$88
Exchange Traded Option on U.K. Long Gilt Bond Futures (Expiration Date: 2-21-20; Strike Price: GBP 165.00; Notional Amount: 600,000) (I)	6	0
Exchange Traded Option on U.S. Ultra Bond Futures (Expiration Date: 2-21-20; Strike Price: $245.00; Notional Amount: 1,000) (I)	1	9
Over the Counter Option on the USD vs. JPY (Expiration Date: 1-9-20; Strike Price: $117.00; Counterparty: Bank of America, N.A.) (I)(J)	1,000,000	1
Over the Counter Option on the USD vs. KRW (Expiration Date: 2-20-20; Strike Price: $1,195.00; Counterparty: HSBC Bank USA) (I)(J)	200,000	1,319
Over the Counter Option on the USD vs. KRW (Expiration Date: 2-24-20; Strike Price: $1,197.00; Counterparty: HSBC Bank USA) (I)(J)	200,000	1,264
		4,099
Puts - 0.1%
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 2-21-20; Strike Price: $118.00; Notional Amount: 7,000) (I)	7	79
Exchange Traded Option on 2-Year U.S. Treasury Note Futures (Expiration Date: 2-21-20; Strike Price: $104.88; Notional Amount: 8,000) (I)	4	31
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 2-21-20; Strike Price: $111.00; Notional Amount: 19,000) (I)	19	223
Exchange Traded Option on Euro BOBL Futures (Expiration Date: 2-21-20; Strike Price: EUR 129.50; Notional Amount: 1,100,000) (I)	11	61
Exchange Traded Option on Euro BTP Futures (Expiration Date: 2-21-20; Strike Price: EUR 101.00; Notional Amount: 1,300,000) (I)	13	143
Exchange Traded Option on Euro BTP Futures (Expiration Date: 2-21-20; Strike Price: EUR 99.00; Notional Amount: 100,000) (I)	1	11
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 1.783% (Expiration Date: 8-19-20; Strike Rate: 1.783%; Counterparty: Barclays Bank PLC) (I)(J)	200,000	12,549

27

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Puts (continued)
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 1.733% (Expiration Date: 8-26-21; Strike Rate: 1.733%; Counterparty: Credit Suisse Securities (USA) LLC) (I)(J)	200,000	$19,255
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 1.752% (Expiration Date: 8-23-21; Strike Rate: 1.752%; Counterparty: Morgan Stanley & Company, Inc.) (I)(J)	100,000	9,362
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 2.175% (Expiration Date: 9-15-21; Strike Rate: 2.175%; Counterparty: Bank of America, N.A. (I)(J)	100,000	4,919
Over the Counter Option on Federal National Mortgage Association, 3.500% due TBA (Expiration Date: 1-7-20; Strike Price: $73.00; Counterparty: JPMorgan Chase Bank, N.A.) (I)(J)	1,200,000	0
Over the Counter Option on the EUR vs. NOK (Expiration Date: 1-20-20; Strike Price: EUR 9.90; Counterparty: HSBC Bank USA) (I)(J)	200,000	247
Over the Counter Option on the EUR vs. NOK (Expiration Date: 1-23-20; Strike Price: EUR 9.87; Counterparty: Morgan Stanley & Company International PLC) (I)(J)	180,000	206
Over the Counter Option on the EUR vs. USD (Expiration Date: 12-2-19; Strike Price: EUR 1.07; Counterparty: Bank of America, N.A.) (I)(J)	2,000,000	2
Over the Counter Option on the EUR vs. USD (Expiration Date: 12-3-19; Strike Price: EUR 1.06; Counterparty: BNP Paribas SA) (I)(J)	3,300,000	4
		47,092
TOTAL PURCHASED OPTIONS (Cost $43,064)		$51,191
SHORT-TERM INVESTMENTS - 1.5%
Repurchase agreement - 1.5%
Repurchase Agreement with HSBC Bank PLC dated 11-29-19 at 1.670% to be repurchased at $600,084 on 12-2-19, collateralized by $596,300 U.S. Treasury Notes, 2.750% due 5-31-23 (maturity value of $617,767)	$600,000	600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $600,000)		$600,000
Total Investments (Global Bond Fund) (Cost $61,026,308) - 150.5%		$61,605,523
Other assets and liabilities, net - (50.5%)		(20,669,001)
TOTAL NET ASSETS - 100.0%		$40,936,522
Global Bond Fund (continued)
		Shares or Principal Amount	Value
SALE COMMITMENTS OUTSTANDING - (2.0%)
U.S. Government Agency - (2.0)%
Federal National Mortgage Association
4.000%, TBA (B)		$(500,000)	$(518,076)
4.500%, TBA (B)		(300,000)	(315,164)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(833,873))			$(833,240)
SECURITIES SOLD SHORT - (1.9%)
Foreign government - (1.9)%
Government of Canada 2.750%, 12/01/2048	CAD	(800,000)	(768,802)
TOTAL SECURITIES SOLD SHORT (Cost $(767,787))			$(768,802)
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $9,236,569 or 22.6% of the fund's net assets as of 11-30-19.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.

28

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
(J)	For this type of option, notional amounts are equivalent to number of contracts.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	8	Long	Mar 2020	$1,038,401	$1,034,875	$(3,526)
2-Year U.S. Treasury Note Futures	4	Long	Mar 2020	862,286	862,344	58
3-Year Australian Treasury Bond Futures	18	Long	Dec 2019	1,403,479	1,410,334	6,855
5-Year U.S. Treasury Note Futures	19	Long	Mar 2020	2,265,032	2,260,406	(4,626)
Euro-BTP Italian Government Bond Futures	14	Long	Mar 2020	2,219,082	2,210,276	(8,806)
Euro-Buxl Futures	3	Long	Dec 2019	740,082	688,449	(51,633)
German Euro BOBL Futures	11	Long	Dec 2019	1,655,900	1,627,931	(27,969)
Short-Term Euro-Buxl Futures	19	Long	Mar 2020	2,350,603	2,351,538	935
10-Year Australian Treasury Bond Futures	1	Short	Dec 2019	(98,583)	(99,425)	(842)
10-Year Canada Government Bond Futures	3	Short	Mar 2020	(317,334)	(316,352)	982
Euro SCHATZ Futures	63	Short	Mar 2020	(7,774,761)	(7,772,563)	2,198
Euro-OAT Futures	8	Short	Mar 2020	(1,453,618)	(1,455,169)	(1,551)
German Euro BUND Futures	1	Short	Dec 2019	(188,726)	(188,485)	241
German Euro BUND Futures	26	Short	Mar 2020	(4,967,480)	(4,957,900)	9,580
U.K. Long Gilt Bond Futures	6	Short	Mar 2020	(1,028,439)	(1,030,191)	(1,752)
Ultra U.S. Treasury Bond Futures	1	Short	Mar 2020	(187,780)	(187,719)	61
						$(79,795)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	354,000	USD	241,236	BOA	12/4/2019	—	$(1,784)
AUD	296,000	USD	204,713	CITI	12/4/2019	—	(4,493)
AUD	999,046	USD	683,393	SCB	2/14/2020	—	(6,349)
BRL	278,032	USD	65,822	CITI	12/3/2019	—	(151)
BRL	1,591,604	USD	395,961	CSFB	12/3/2019	—	(20,024)
BRL	638,032	USD	156,000	GSI	12/3/2019	—	(5,297)
BRL	1,951,604	USD	462,028	MSI	12/3/2019	—	(1,059)
BRL	278,032	USD	66,298	CITI	1/3/2020	—	(732)
BRL	652,480	USD	154,677	GSI	1/3/2020	—	(808)
BRL	1,951,604	USD	462,055	MSI	1/3/2020	—	(1,825)
CAD	21,261	USD	16,000	BOA	12/3/2019	$6	—
CAD	60,000	USD	45,226	HUS	12/3/2019	—	(56)
CAD	967,625	USD	741,078	JPM	12/3/2019	—	(12,610)
CAD	161,000	USD	120,944	CITI	12/4/2019	263	—
CAD	318,000	USD	240,610	MSI	12/4/2019	—	(1,206)
CAD	677,625	USD	509,110	UBS	1/10/2020	1,232	—
CHF	41,000	USD	41,615	CITI	12/4/2019	—	(602)
CHF	78,000	USD	78,287	MSI	12/4/2019	—	(262)
CHF	213,000	USD	216,846	HUS	2/14/2020	—	(2,532)
CLP	21,231,010	USD	29,937	BARC	12/3/2019	—	(3,522)
CLP	21,231,010	USD	26,142	HUS	12/3/2019	273	—
CLP	49,315,200	USD	66,000	BNP	1/27/2020	—	(4,486)
CLP	38,797,400	USD	52,000	CITI	1/27/2020	—	(3,606)
CLP	25,338,500	USD	34,000	GSI	1/27/2020	—	(2,394)
CLP	21,231,010	USD	26,785	HUS	2/24/2020	—	(291)
CNY	3,562,304	USD	496,329	NWM	12/18/2019	10,140	—
CNY	1,030,582	USD	142,898	BOA	3/18/2020	3,262	—
CNY	491,945	USD	69,688	BARC	3/18/2020	81	—
CNY	817,000	USD	115,606	BNP	3/18/2020	264	—
CNY	1,692,000	USD	236,829	DB	3/18/2020	3,136	—
CNY	1,734,786	USD	243,456	HUS	3/18/2020	2,578	—
CNY	978,369	USD	136,542	SCB	3/18/2020	2,213	—
COP	1,171,476,050	USD	334,001	HUS	1/15/2020	—	(1,734)
CZK	1,024,850	USD	43,818	HUS	1/17/2020	446	—
DKK	1,700,000	USD	250,681	GSI	1/2/2020	676	—
DKK	1,965,000	USD	294,111	NWM	1/2/2020	—	(3,571)
29

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	115,011	RON	570,431	BOA	3/16/2020	—	$(3,241)
EUR	100,142	RON	497,280	BNP	3/16/2020	—	(2,959)
EUR	100,877	RON	500,854	CITI	3/16/2020	—	(2,963)
EUR	100,970	RON	501,659	MSI	3/16/2020	—	(3,044)
EUR	146,000	USD	160,790	CITI	12/4/2019	$82	—
EUR	1,000	USD	1,105	UBS	12/4/2019	—	(3)
EUR	5,485,214	USD	6,081,144	BOA	2/14/2020	—	(6,393)
EUR	55,000	USD	61,180	HUS	2/14/2020	—	(269)
EUR	16,000	USD	20,456	MSI	6/28/2021	—	(2,216)
GBP	1,205,833	USD	1,559,015	BNP	12/3/2019	489	—
GBP	199,000	USD	257,490	HUS	12/3/2019	—	(123)
GBP	62,000	USD	79,824	CITI	12/4/2019	362	—
HKD	40,733	USD	5,213	BNP	12/16/2019	—	(10)
HKD	347,854	USD	44,521	HUS	12/16/2019	—	(90)
HKD	1,585,156	USD	202,885	JPM	12/16/2019	—	(414)
HKD	858,458	USD	109,883	MSI	12/16/2019	—	(233)
HKD	708,000	USD	90,616	SCB	12/16/2019	—	(184)
HKD	57,799	USD	7,383	HUS	12/18/2019	—	(1)
HKD	2,462,529	USD	314,000	BARC	9/3/2020	206	—
HUF	13,831,746	USD	46,777	JPM	2/10/2020	—	(1,050)
IDR	450,656,000	USD	32,000	HUS	12/18/2019	—	(125)
IDR	128,160,000	USD	9,000	JPM	12/18/2019	65	—
IDR	470,085,000	USD	33,000	MSI	12/18/2019	250	—
IDR	7,948,613,300	USD	551,320	SCB	12/18/2019	10,894	—
IDR	7,272,806,300	USD	508,801	DB	3/18/2020	73	—
ILS	182,000	USD	51,931	JPM	12/16/2019	484	—
INR	71,890	USD	1,000	BOA	12/18/2019	1	—
INR	5,103,480	USD	71,000	BNP	12/18/2019	42	—
INR	2,083,215	USD	29,000	HUS	12/18/2019	—	(1)
INR	4,535,740	USD	62,819	JPM	12/18/2019	319	—
INR	29,792,280	USD	406,000	HUS	4/27/2020	2,825	—
INR	29,681,880	USD	404,000	BNP	5/4/2020	2,977	—
JPY	13,191,000	USD	121,247	BNP	12/4/2019	—	(688)
JPY	33,000,000	USD	305,572	HUS	1/21/2020	—	(2,868)
JPY	387,578,501	USD	3,576,731	HUS	2/14/2020	—	(16,732)
KRW	65,008,222	USD	56,000	BNP	12/4/2019	—	(963)
KRW	1,160,980	USD	1,000	GSI	12/4/2019	—	(17)
KRW	89,457,202	USD	77,103	BNP	12/18/2019	—	(1,348)
KRW	77,243,600	USD	66,000	CITI	12/18/2019	—	(588)
KRW	728,195,356	USD	604,338	HUS	12/18/2019	12,315	—
KRW	141,054,000	USD	120,000	HUS	12/26/2019	—	(510)
KRW	538,061,743	USD	458,596	CITI	3/18/2020	—	(2,064)
MXN	528,528	USD	27,000	GSI	12/10/2019	—	(22)
MXN	2,277,462	USD	114,999	HUS	1/16/2020	671	—
MXN	109,528	USD	5,581	BNP	1/22/2020	—	(23)
MXN	5,142,000	USD	255,865	JPM	1/22/2020	5,068	—
MXN	2,991,000	USD	148,507	GSI	1/28/2020	3,144	—
MYR	579,158	USD	137,764	MSI	12/18/2019	554	—
MYR	466,087	USD	111,283	BARC	3/18/2020	—	(60)
NOK	370,000	USD	40,477	BNP	12/4/2019	—	(350)
NOK	367,000	USD	40,292	CITI	12/4/2019	—	(491)
NOK	422,000	USD	45,943	HUS	2/14/2020	—	(152)
NZD	66,000	USD	42,516	HUS	12/3/2019	—	(144)
NZD	251,000	USD	160,686	HUS	12/4/2019	459	—
NZD	190,000	USD	121,411	SCB	12/4/2019	572	—
NZD	66,000	USD	42,439	UBS	1/10/2020	—	(41)
PEN	558,275	USD	166,035	CITI	1/10/2020	—	(2,212)
PLN	173,000	USD	45,172	MLI	2/10/2020	—	(992)
PLN	652,548	USD	166,469	SCB	2/10/2020	175	—
RON	487,000	EUR	100,079	CITI	3/16/2020	670	—
RON	1,461,717	EUR	301,344	GSI	3/16/2020	946	—
RON	136,996	EUR	28,180	MSI	3/16/2020	158	—
RUB	11,616,019	USD	181,000	CITI	12/16/2019	—	(689)
SEK	1,175,629	USD	122,774	BNP	12/4/2019	—	(4)
SEK	771,000	USD	80,366	SCB	12/4/2019	149	—
SEK	350,854	USD	36,133	MSI	2/14/2020	660	—
30

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	394,000	USD	287,579	BARC	12/18/2019	$549	—
SGD	101,000	USD	73,814	GSI	12/18/2019	46	—
SGD	141,000	USD	103,595	MSI	12/18/2019	—	$(483)
SGD	106,631	USD	78,136	HUS	3/18/2020	—	(76)
THB	5,478,596	USD	178,823	BNP	12/18/2019	2,532	—
THB	4,963,938	USD	164,450	BNP	3/18/2020	192	—
TWD	1,785,051	USD	59,000	BNP	12/2/2019	—	(494)
TWD	4,881,085	USD	161,000	GSI	12/2/2019	—	(1,020)
TWD	6,666,136	USD	218,533	HUS	12/2/2019	—	(47)
TWD	1,888,769	USD	62,000	CITI	12/18/2019	—	(84)
TWD	10,558,780	USD	344,808	DB	12/18/2019	1,325	—
TWD	8,849,866	USD	292,507	HUS	12/18/2019	—	(2,395)
TWD	942,710	USD	30,980	NOM	12/18/2019	—	(76)
USD	42,091	AUD	61,000	GSI	12/4/2019	830	—
USD	200,828	AUD	293,000	MSI	12/4/2019	2,637	—
USD	79,916	AUD	118,000	SCB	12/4/2019	98	—
USD	66,404	BRL	278,032	CITI	12/3/2019	732	—
USD	376,800	BRL	1,591,604	CSFB	12/3/2019	863	—
USD	151,049	BRL	638,032	GSI	12/3/2019	346	—
USD	462,794	BRL	1,951,604	MSI	12/3/2019	1,826	—
USD	121,000	BRL	516,852	CITI	1/3/2020	—	(885)
USD	266,010	CAD	350,000	HUS	12/3/2019	2,515	—
USD	508,930	CAD	677,625	UBS	12/3/2019	—	(1,215)
USD	79,439	CAD	105,000	BOA	12/4/2019	390	—
USD	80,597	CAD	106,000	HUS	12/4/2019	796	—
USD	41,072	CAD	54,000	JPM	12/4/2019	418	—
USD	201,462	CHF	199,000	BNP	12/4/2019	2,398	—
USD	203,952	CHF	201,000	MSI	12/4/2019	2,888	—
USD	26,142	CLP	21,231,010	BARC	12/3/2019	—	(273)
USD	26,706	CLP	21,231,010	HUS	12/3/2019	291	—
USD	38,877	CLP	28,199,550	BOA	1/27/2020	3,702	—
USD	122,229	CLP	88,545,220	CSFB	1/27/2020	11,782	—
USD	80,693	CNY	573,000	BNP	3/18/2020	—	(572)
USD	57,688	CNY	415,616	DB	3/18/2020	—	(1,256)
USD	338,698	CNY	2,413,122	HUS	3/18/2020	—	(3,539)
USD	15,988	CNY	114,000	UBS	3/18/2020	—	(180)
USD	68,000	COP	227,422,500	CITI	1/15/2020	3,496	—
USD	169,539	COP	589,056,610	CITI	2/14/2020	2,720	—
USD	2,222,187	DKK	14,983,093	BOA	1/2/2020	6,827	—
USD	116,854	DKK	785,000	BNP	1/2/2020	786	—
USD	101,816	DKK	685,000	CITI	1/2/2020	533	—
USD	132,133	DKK	885,000	HUS	1/2/2020	1,279	—
USD	117,041	DKK	785,000	JPM	1/2/2020	973	—
USD	122,426	EUR	109,452	BNP	12/4/2019	1,824	—
USD	122,015	EUR	110,000	CITI	12/4/2019	810	—
USD	32,172	EUR	29,000	CITI	2/14/2020	55	—
USD	1,783,292	GBP	1,384,833	CITI	12/3/2019	—	(7,712)
USD	25,950	GBP	20,000	HUS	12/3/2019	84	—
USD	80,405	GBP	62,000	CITI	12/4/2019	219	—
USD	1,561,494	GBP	1,205,833	BNP	1/10/2020	—	(548)
USD	59,068	HKD	462,000	BARC	12/16/2019	57	—
USD	110,028	HKD	861,000	CITI	12/16/2019	53	—
USD	214,551	HKD	1,677,522	HUS	12/16/2019	284	—
USD	68,975	HKD	539,679	MSI	12/16/2019	43	—
USD	28,000	HKD	220,010	BNP	9/3/2020	—	(72)
USD	287,000	HKD	2,255,533	SCB	9/3/2020	—	(795)
USD	514,343	IDR	7,272,806,300	DB	12/18/2019	—	(71)
USD	69,638	IDR	988,648,000	HUS	12/18/2019	—	(290)
USD	52,000	IDR	736,060,000	JPM	12/18/2019	—	(62)
USD	73,000	IDR	1,040,834,000	HUS	3/18/2020	173	—
USD	23,324	ILS	81,000	SCB	12/16/2019	—	(3)
USD	81,000	INR	5,901,660	GSI	12/18/2019	—	(1,153)
USD	31,000	INR	2,254,165	SCB	12/18/2019	—	(379)
USD	50,000	INR	3,638,500	UBS	12/18/2019	—	(649)
USD	410,645	INR	29,792,280	GSI	4/27/2020	1,820	—
USD	206,758	INR	14,853,880	HUS	5/4/2020	3,092	—
31

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	205,773	INR	14,828,000	JPM	5/4/2020	$2,462	—
USD	161,812	JPY	17,582,000	BNP	12/4/2019	1,120	—
USD	307,763	JPY	33,000,000	UBS	1/21/2020	5,058	—
USD	57,085	KRW	66,169,202	BNP	12/4/2019	1,065	—
USD	24,000	KRW	28,736,400	BOA	12/18/2019	—	$(335)
USD	729,343	KRW	861,132,008	CITI	12/18/2019	115	—
USD	4,182	KRW	5,027,750	HUS	12/18/2019	—	(75)
USD	62,000	KRW	72,887,200	DB	12/26/2019	256	—
USD	58,000	KRW	68,167,400	HUS	12/26/2019	254	—
USD	5,616	MXN	109,528	BNP	12/10/2019	26	—
USD	69,242	MXN	1,353,000	GSI	12/10/2019	181	—
USD	21,705	MXN	419,000	RBC	12/10/2019	318	—
USD	49,352	MXN	957,000	BARC	1/16/2020	748	—
USD	138,336	MYR	579,158	BARC	12/18/2019	19	—
USD	160,629	NOK	1,474,000	JPM	12/4/2019	773	—
USD	42,412	NZD	66,000	UBS	12/3/2019	40	—
USD	41,060	NZD	64,000	HUS	12/4/2019	—	(29)
USD	161,320	NZD	252,000	UBS	12/4/2019	—	(465)
USD	275,881	PEN	926,325	CITI	1/10/2020	4,055	—
USD	209,290	PEN	700,537	CITI	2/12/2020	3,978	—
USD	192,366	PLN	739,000	BNP	2/10/2020	3,645	—
USD	64,688	PLN	248,000	JPM	2/10/2020	1,356	—
USD	34,405	PLN	132,000	SCB	2/10/2020	696	—
USD	40,526	SEK	393,000	BNP	12/4/2019	—	(515)
USD	120,703	SEK	1,164,000	UBS	12/4/2019	—	(853)
USD	78,061	SGD	106,631	HUS	12/18/2019	83	—
USD	381,520	SGD	529,369	MSI	12/18/2019	—	(5,601)
USD	164,309	THB	4,963,938	BNP	12/18/2019	—	(10)
USD	16,988	THB	514,658	NWM	12/18/2019	—	(48)
USD	58,519	TWD	1,785,051	BNP	12/2/2019	12	—
USD	160,015	TWD	4,881,085	GSI	12/2/2019	34	—
USD	220,048	TWD	6,666,136	HUS	12/2/2019	1,561	—
USD	476,194	TWD	14,812,000	BNP	12/18/2019	—	(9,366)
USD	72,416	TWD	2,226,805	MSI	12/18/2019	—	(582)
USD	170,145	TWD	5,201,320	NOM	12/18/2019	—	(363)
USD	97,680	TWD	2,950,509	DB	3/18/2020	233	—
						$159,552	$(176,242)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar versus Chinese Yuan Renminbi	HUS	USD	7.11	Dec 2019	200,000	$578	$(82)
						$578	$(82)
Puts
U.S. Dollar versus Brazilian Real	GSI	USD	3.88	Dec 2019	236,000	1,541	—
U.S. Dollar versus Chinese Yuan Renminbi	HUS	USD	7.00	Dec 2019	200,000	578	(168)
U.S. Dollar versus Korean Won	HUS	USD	1,150.60	Feb 2020	200,000	1,200	(598)
U.S. Dollar versus Korean Won	HUS	USD	1,156.35	Feb 2020	200,000	1,354	(847)
						$4,673	$(1,613)
						$5,251	$(1,695)
* For this type of option, notional amounts are equivalent to number of contracts.
Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Calls
2-Year Interest Rate Swap	GSI	3 month USD LIBOR	Receive	1.540%	Feb 2020	USD	900,000	$2,081	$(1,634)
2-Year Interest Rate Swap	BOA	3 month USD LIBOR	Receive	1.570%	Feb 2020	USD	1,100,000	2,461	(2,313)
30-Year Interest Rate Swap	CITI	6 month EUR EURIBOR	Receive	0.050%	Dec 2019	EUR	100,000	2,572	—
32

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
Interest rate swaptions (continued)
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
30-Year Interest Rate Swap	DB	6 month EUR EURIBOR	Receive	0.000%	Dec 2019	EUR	100,000	$2,284	$(13)
5-Year Interest Rate Swap	GSI	3 month USD LIBOR	Receive	1.530%	Dec 2019	USD	400,000	498	(443)
								$9,896	$(4,403)
Puts
2-Year Interest Rate Swap	GSI	3 month USD LIBOR	Pay	1.540%	Feb 2020	USD	900,000	2,081	(2,098)
2-Year Interest Rate Swap	BOA	3 month USD LIBOR	Pay	1.570%	Feb 2020	USD	1,100,000	2,461	(2,223)
2-Year Interest Rate Swap	MSI	6 month JPY LIBOR	Pay	0.047%	Jun 2020	JPY	77,000,000	253	(556)
3-Year Interest Rate Swap	BARC	3 month USD LIBOR	Pay	1.456%	Aug 2020	USD	1,700,000	10,434	(12,550)
3-Year Interest Rate Swap	MSI	3 month USD LIBOR	Pay	1.448%	Aug 2021	USD	800,000	7,126	(9,409)
3-Year Interest Rate Swap	CSFB	3 month USD LIBOR	Pay	1.399%	Aug 2021	USD	1,700,000	15,099	(21,336)
3-Year Interest Rate Swap	BOA	3 month USD LIBOR	Pay	1.880%	Sep 2021	USD	800,000	3,971	(5,025)
5-Year Interest Rate Swap	GSI	3 month USD LIBOR	Pay	1.800%	Dec 2019	USD	400,000	452	(29)
								$41,877	$(53,226)
								$51,773	$(57,629)
* For this type of option, notional amounts are equivalent to number of contracts.
Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
Calls
5-Year Credit Default Swap	CSFB	CDX.NA.IG.33	Buy	0.525%	Dec 2019	USD	100,000	$67	$(145)
5-Year Credit Default Swap	DB	iTraxx Europe Series 31 Version 2	Buy	0.400%	Dec 2019	EUR	100,000	50	(54)
5-Year Credit Default Swap	GSI	CDX.NA.IG.33	Buy	0.500%	Dec 2019	USD	100,000	48	(67)
5-Year Credit Default Swap	MLI	iTraxx Europe Series 32 Version 1	Buy	0.475%	Dec 2019	EUR	100,000	55	(75)
5-Year Credit Default Swap	DB	iTraxx Europe Series 32 Version 1	Buy	0.475%	Jan 2020	EUR	100,000	55	(99)
5-Year Credit Default Swap	BARC	iTraxx Europe Series 32 Version 1	Buy	0.475%	Feb 2020	EUR	100,000	59	(133)
5-Year Credit Default Swap	BNP	iTraxx Europe Series 32 Version 1	Buy	0.450%	Feb 2020	EUR	100,000	55	(74)
5-Year Credit Default Swap	BNP	CDX.NA.IG.33	Buy	0.475%	Feb 2020	USD	100,000	47	(80)
5-Year Credit Default Swap	CITI	iTraxx Europe Series 32 Version 1	Buy	0.475%	Feb 2020	EUR	100,000	74	(133)
5-Year Credit Default Swap	DB	iTraxx Europe Series 32 Version 1	Buy	0.425%	Feb 2020	EUR	100,000	39	(38)
5-Year Credit Default Swap	BARC	iTraxx Europe Series 32 Version 1	Buy	0.425%	Mar 2020	EUR	100,000	50	(58)
5-Year Credit Default Swap	BNP	iTraxx Europe Series 32 Version 1	Buy	0.450%	Mar 2020	EUR	200,000	161	(209)
5-Year Credit Default Swap	BOA	iTraxx Europe Series 32 Version 1	Buy	0.425%	Mar 2020	EUR	100,000	58	(58)
5-Year Credit Default Swap	DB	iTraxx Europe Series 32 Version 1	Buy	0.450%	Mar 2020	EUR	100,000	72	(104)
5-Year Credit Default Swap	JPM	iTraxx Europe Series 32 Version 1	Buy	0.450%	Mar 2020	EUR	100,000	95	(104)
								$985	$(1,431)
Puts
5-Year Credit Default Swap	DB	iTraxx Europe Series 31 Version 2	Sell	0.700%	Dec 2019	EUR	100,000	105	(1)
5-Year Credit Default Swap	MLI	iTraxx Europe Series 32 Version 1	Sell	0.800%	Dec 2019	EUR	100,000	95	(1)
5-Year Credit Default Swap	BNP	CDX.NA.IG.33	Sell	0.900%	Jan 2020	USD	100,000	131	(1)
5-Year Credit Default Swap	CITI	CDX.NA.IG.33	Sell	0.900%	Jan 2020	USD	100,000	131	(1)
5-Year Credit Default Swap	CITI	CDX.NA.IG.33	Sell	1.000%	Jan 2020	USD	100,000	80	—
5-Year Credit Default Swap	CSFB	CDX.NA.IG.33	Sell	0.900%	Jan 2020	USD	100,000	111	(1)
5-Year Credit Default Swap	DB	iTraxx Europe Series 32 Version 1	Sell	0.800%	Jan 2020	EUR	100,000	148	(4)
5-Year Credit Default Swap	BARC	iTraxx Europe Series 32 Version 1	Sell	0.800%	Feb 2020	EUR	100,000	201	(26)
5-Year Credit Default Swap	BNP	iTraxx Europe Series 32 Version 1	Sell	0.900%	Feb 2020	EUR	100,000	153	(15)
5-Year Credit Default Swap	BNP	CDX.NA.IG.33	Sell	0.800%	Feb 2020	USD	100,000	55	(25)
5-Year Credit Default Swap	CITI	iTraxx Europe Series 32 Version 1	Sell	0.850%	Feb 2020	EUR	100,000	116	(19)
5-Year Credit Default Swap	DB	iTraxx Europe Series 32 Version 1	Sell	0.700%	Feb 2020	EUR	100,000	89	(44)
5-Year Credit Default Swap	BARC	iTraxx Europe Series 32 Version 1	Sell	0.700%	Mar 2020	EUR	100,000	121	(75)
5-Year Credit Default Swap	BNP	iTraxx Europe Series 32 Version 1	Sell	0.800%	Mar 2020	EUR	300,000	401	(139)
5-Year Credit Default Swap	BOA	iTraxx Europe Series 32 Version 1	Sell	0.700%	Mar 2020	EUR	100,000	116	(75)
5-Year Credit Default Swap	JPM	iTraxx Europe Series 32 Version 1	Sell	0.800%	Mar 2020	EUR	100,000	115	(46)
								$2,168	$(473)
								$3,153	$(1,904)
* For this type of option, notional amounts are equivalent to number of contracts.
33

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
Inflation floors
Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date		Notional amount*	Premium	Value
CPURNSA Index	CITI	217.965	Maximum of ((1+0.0%)[10] - (Final Index/Index Initial)) or $0	Sep 2020	USD	1,600,000	$20,640	—
							$20,640	—
* For this type of option, notional amounts are equivalent to number of contracts.
Interest rate floors
Description	Counterparty (OTC)	Strike rate	Floating rate index	Expiration date		Notional amount*	Premium	Value
1 Year Interest Rate Floor	MSCS	0.000%	1-Month USD LIBOR	Oct 2022	USD	750,000	$773	$(363)
1 Year Interest Rate Floor	MSCS	0.000%	1-Month USD LIBOR	Oct 2022	USD	500,000	494	(242)
							$1,267	$(605)
* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	800,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.935%	Quarterly	Quarterly	Apr 2024	—	$238	$238
BNP	800,000	ILS	ILS TELBOR Reuters	Fixed 1.180%	Annual	Quarterly	Jan 2024	—	11,079	11,079
BNP	100,000	ILS	ILS TELBOR Reuters	Fixed 1.786%	Annual	Quarterly	May 2029	—	2,950	2,950
BOA	326,400,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.725%	Quarterly	Quarterly	Mar 2024	—	4,884	4,884
CITI	2,600,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.925%	Quarterly	Quarterly	Jun 2024	—	611	611
CITI	1,000,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.898%	Quarterly	Quarterly	Jul 2024	—	(15)	(15)
CITI	200,000	ILS	ILS TELBOR Reuters	Fixed 1.755%	Annual	Quarterly	Apr 2029	—	5,731	5,731
DB	2,600,000	CNY	CNY CNREPOFIX Reuters	Fixed 3.023%	Quarterly	Quarterly	Jun 2024	—	2,145	2,145
GSCM	325,800,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.785%	Quarterly	Quarterly	Mar 2029	—	11,483	11,483
GSCM	100,000	ILS	ILS TELBOR Reuters	Fixed 1.779%	Annual	Quarterly	Apr 2029	—	2,932	2,932
GSI	2,700,000	CNY	CNY CNREPOFIX Reuters	Fixed 3.213%	Quarterly	Quarterly	Jun 2024	—	5,517	5,517
HUS	100,000	ILS	ILS TELBOR Reuters	Fixed 1.785%	Annual	Quarterly	Apr 2029	—	2,954	2,954
JPM	3,500,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.785%	Quarterly	Quarterly	Jul 2024	—	(2,552)	(2,552)
JPM	200,000	ILS	ILS TELBOR Reuters	Fixed 1.775%	Annual	Quarterly	Apr 2029	$85	5,767	5,852
SCB	5,200,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.840%	Quarterly	Quarterly	Jul 2024	—	(2,048)	(2,048)
								$85	$51,676	$51,761
Centrally cleared	14,100,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	76,271	(116,077)	(39,806)
Centrally cleared	7,100,000	USD	USD LIBOR BBA	Fixed 2.750%	Semi-Annual	Quarterly	Dec 2020	(11,440)	144,242	132,802
Centrally cleared	500,000	BRL	BRL CDI	Fixed 8.880%	At Maturity	At Maturity	Jan 2021	(2,545)	11,358	8,813
Centrally cleared	900,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2021	7,349	19,211	26,560
Centrally cleared	120,000,000	JPY	Fixed 0.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2021	(530)	(163)	(693)
Centrally cleared	1,600,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2021	23,452	(30,979)	(7,527)
Centrally cleared	1,400,000	EUR	Fixed 0.000%	EUR EURIBOR Reuters	Annual	Semi-Annual	Dec 2021	(11,710)	1,317	(10,393)
Centrally cleared	1,800,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2021	(24,997)	(6,531)	(31,528)
Centrally cleared	800,000	GBP	GBP LIBOR BBA	Fixed 0.750%	Semi-Annual	Semi-Annual	Mar 2022	(933)	540	(393)
Centrally cleared	5,900,000	USD	1 month LIBOR + 0.084%	3 month LIBOR	Quarterly	Quarterly	Jun 2022	—	7,463	7,463
Centrally cleared	4,200,000	USD	1 month LIBOR + 0.070%	3 month LIBOR	Quarterly	Quarterly	Jun 2022	—	6,852	6,852
Centrally cleared	2,100,000	USD	1 month LIBOR + 0.085%	3 month LIBOR	Quarterly	Quarterly	Jun 2022	(80)	3,007	2,927
Centrally cleared	5,800,000	MXN	MXN TIIE Banxico	Fixed 5.825%	Monthly	Monthly	Jan 2023	(16,969)	9,439	(7,530)
Centrally cleared	1,100,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.250%	Quarterly	Quarterly	Jun 2023	(1,377)	2,232	855
Centrally cleared	900,000	USD	Fixed 1.306%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2023	—	5,595	5,595
Centrally cleared	60,000,000	JPY	Fixed 0.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2024	(906)	(376)	(1,282)
Centrally cleared	350,000	USD	Fixed 1.298%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2024	—	2,496	2,496
Centrally cleared	700,000	USD	Fixed 1.249%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2024	—	5,900	5,900
Centrally cleared	250,000	USD	Fixed 1.360%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2024	—	1,405	1,405
Centrally cleared	200,000	USD	USD LIBOR BBA	Fixed 1.600%	Semi-Annual	Quarterly	Dec 2024	—	—	—
Centrally cleared	2,050,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Dec 2024	13,307	11,820	25,127
Centrally cleared	1,200,000	GBP	GBP LIBOR BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Dec 2024	4,853	8,196	13,049
Centrally cleared	500,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2024	(27,336)	5,393	(21,943)
Centrally cleared	300,000	USD	USD LIBOR BBA	Fixed 1.500%	Semi-Annual	Quarterly	Dec 2024	(1,137)	(139)	(1,276)
Centrally cleared	400,000	EUR	EUR EURIBOR Reuters	Fixed -0.500%	Annual	Semi-Annual	Mar 2025	(3,790)	(2,896)	(6,686)
Centrally cleared	600,000	USD	Fixed 2.710%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	—	(45,079)	(45,079)
Centrally cleared	600,000	USD	Fixed 2.684%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	(15)	(44,150)	(44,165)
Centrally cleared	1,200,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2026	(32,082)	(82,746)	(114,828)
34

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	1,400,000	CZK	CZK PRIBOR PRBO	Fixed 1.913%	Annual	Semi-Annual	Jan 2029	—	$2,774	$2,774
Centrally cleared	1,300,000	CAD	CAD BA CDOR	Fixed 2.500%	Semi-Annual	Semi-Annual	Jun 2029	$(897)	43,491	42,594
Centrally cleared	300,000	EUR	EUR EURIBOR Reuters	Fixed 1.310%	Annual	Semi-Annual	Jun 2029	9,192	8,066	17,258
Centrally cleared	40,000,000	JPY	JPY LIBOR BBA	Fixed 0.200%	Semi-Annual	Semi-Annual	Jun 2029	5,811	(70)	5,741
Centrally cleared	100,000	USD	USD LIBOR BBA	Fixed 1.500%	Semi-Annual	Quarterly	Dec 2029	(1,961)	—	(1,961)
Centrally cleared	800,000	CAD	CAD BA CDOR	Fixed 1.900%	Semi-Annual	Semi-Annual	Dec 2029	12,948	(14,020)	(1,072)
Centrally cleared	1,000,000	USD	Fixed 1.625%	USD LIBOR BBA	Semi-Annual	Quarterly	Jan 2030	(19,096)	27,304	8,208
Centrally cleared	900,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jan 2030	(4,250)	(20,510)	(24,760)
Centrally cleared	1,800,000	EUR	EUR EURIBOR Reuters	Fixed -0.150%	Annual	Semi-Annual	Mar 2030	(36,076)	(11,986)	(48,062)
Centrally cleared	400,000	GBP	Fixed 0.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2030	1,817	6,553	8,370
Centrally cleared	20,000,000	JPY	Fixed 0.400%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2039	350	(5,584)	(5,234)
Centrally cleared	100,000	USD	USD LIBOR BBA	Fixed 1.854%	Semi-Annual	Quarterly	May 2045	—	(633)	(633)
Centrally cleared	200,000	USD	USD LIBOR BBA	Fixed 1.855%	Semi-Annual	Quarterly	May 2045	—	(1,215)	(1,215)
Centrally cleared	800,000	CAD	CAD BA CDOR	Fixed 2.750%	Semi-Annual	Semi-Annual	Dec 2048	(13,192)	115,028	101,836
Centrally cleared	100,000	USD	USD LIBOR BBA	Fixed 1.750%	Semi-Annual	Quarterly	Dec 2049	(2,380)	(888)	(3,268)
Centrally cleared	100,000	EUR	Fixed 1.000%	EUR EURIBOR Reuters	Annual	Semi-Annual	Dec 2049	(15,716)	(1,500)	(17,216)
Centrally cleared	600,000	USD	USD LIBOR BBA	Fixed 1.750%	Semi-Annual	Quarterly	Dec 2049	(9,990)	(7,934)	(17,924)
Centrally cleared	100,000	GBP	GBP LIBOR BBA	Fixed 0.750%	Semi-Annual	Semi-Annual	Mar 2050	(2,189)	(6,778)	(8,967)
Centrally cleared	200,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Mar 2050	(849)	(4,481)	(5,330)
								$(87,093)	$44,947	$(42,146)
								$(87,008)	$96,623	$9,615
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Government of Japan	900,000	USD	$900,000	1.000%	Quarterly	Jun 2022	$(16,247)	$(6,234)	$(22,481)
BARC	People’s Republic of China	400,000	USD	400,000	1.000%	Quarterly	Jun 2023	(5,440)	(6,104)	(11,544)
BNP	Republic of Korea	700,000	USD	700,000	1.000%	Quarterly	Jun 2023	(12,333)	(8,995)	(21,328)
BOA	Government of Japan	100,000	USD	100,000	1.000%	Quarterly	Jun 2022	(1,787)	(711)	(2,498)
GSI	People’s Republic of China	900,000	USD	900,000	1.000%	Quarterly	Jun 2023	(12,390)	(13,584)	(25,974)
				$3,000,000				$(48,197)	$(35,628)	$(83,825)
Centrally cleared	Fortum OYJ	100,000	EUR	106,255	1.000%	Quarterly	Dec 2020	(370)	(902)	(1,272)
Centrally cleared	Reynolds American, Inc.	200,000	USD	200,000	1.000%	Quarterly	Dec 2020	(1,540)	(820)	(2,360)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(816)	(1,773)	(2,589)
Centrally cleared	CDX.NA.IG.32	100,000	USD	100,000	1.000%	Quarterly	Jun 2029	(56)	(685)	(741)
Centrally cleared	iTraxx Europe Series 31 Version 2	600,000	EUR	660,950	1.000%	Quarterly	Jun 2029	(4,149)	(5,033)	(9,182)
Centrally cleared	CDX.NA.IG.33	2,800,000	USD	2,800,000	1.000%	Quarterly	Dec 2029	5,222	(16,821)	(11,599)
				$4,084,155				$(1,709)	$(26,034)	$(27,743)
				$7,084,155				$(49,906)	$(61,662)	$(111,568)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	Republic of South Africa	1.739%	200,000	USD	$200,000	1.000%	Quarterly	Jun 2024	$(7,691)	$1,754	$(5,937)
JPM	A.P. Moller - Maersk A/S	0.721%	700,000	EUR	826,035	1.000%	Quarterly	Jun 2022	(2,081)	9,175	7,094
					$1,026,035				$(9,772)	$10,929	$1,157
Centrally cleared	Daimler AG	0.136%	100,000	EUR	122,630	1.000%	Quarterly	Dec 2020	694	550	1,244
Centrally cleared	Ryder System, Inc.	0.337%	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	1,936	1,808	3,744
Centrally cleared	iTraxx Europe Crossover Series 32 Version 1	2.208%	100,000	EUR	110,190	5.000%	Quarterly	Dec 2024	14,526	1,075	15,601
Centrally cleared	Tesco PLC	1.066%	100,000	EUR	122,330	1.000%	Quarterly	Jun 2025	(2,618)	2,435	(183)
35

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Royal Dutch Shell PLC	0.367%	100,000	EUR	$105,535	1.000%	Quarterly	Dec 2026	$(1,998)	$7,186	$5,188
					$660,685				$12,540	$13,054	$25,594
					$1,686,720				$2,768	$23,983	$26,751
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	Quarterly	USD	400,000	Mar 2020	BARC	—	$(27,983)	$(27,983)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	Quarterly	USD	100,000	Dec 2019	GSI	—	(584)	(584)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	Quarterly	USD	100,000	Mar 2020	GSI	—	(441)	(441)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	Quarterly	USD	100,000	Mar 2020	GSI	—	(409)	(409)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	Quarterly	USD	100,000	Mar 2020	GSI	—	(505)	(505)
								—	$(29,922)	$(29,922)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Currency swaps
Counterparty (OTC)	Receive	Pay	Payment frequency	Maturity date		Notional amount of currency received		Notional amount of currency delivered	Unamortized upfront payment paid	Unrealized appreciation (depreciation)	Value
CITI	Floating rate equal to 3 Month BBSW plus 0.420% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Jul 2029	AUD	300,000	USD	207,000	$45	$(3,517)	$(3,472)
CITI	Floating rate equal to 3 Month EURIBOR less 0.172% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Semi-Annual	Jan 2030	EUR	200,000	USD	224,000	(1,000)	(2,926)	(3,926)
GSCM	Floating rate equal to 3 Month BBSW plus 0.423% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Aug 2029	AUD	400,000	USD	276,000	(1,720)	(2,877)	(4,597)
GSCM	Floating rate equal to 3 Month EURIBOR less 0.181% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Semi-Annual	Feb 2030	EUR	200,000	USD	220,000	160	(295)	(135)
MSI	Floating rate equal to 3 Month EURIBOR less 0.183% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Semi-Annual	Dec 2029	EUR	100,000	USD	110,000	395	(481)	(86)
									$(2,120)	$(10,096)	$(12,216)
Derivatives Currency Abbreviations
AUD	Australian Dollar
36

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBA	The British Banker's Association
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas
BOA	Bank of America, N.A.
CDI	Brazil Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CSFB	Credit Suisse First Boston International
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSCM	Goldman Sachs Capital Markets, L.P.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MLI	Merrill Lynch International
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co. International PLC
NOM	Nomura Global Financial Products, Inc.
NWM	NatWest Markets PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
UBS	UBS AG
37

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Consumer discretionary – 0.1%
Consumer services – 0.0%
Zeneca, Inc. (A)(B)	33,315	$20,489
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	16,938	275,412
		295,901
Health care – 98.2%
Biotechnology – 35.2%
AbbVie, Inc.	57,855	5,075,619
Abcam PLC	27,005	466,446
ACADIA Pharmaceuticals, Inc. (B)	80,623	3,651,416
Acceleron Pharma, Inc. (B)	18,641	912,663
Acerta Pharma BV, Class B (A)(B)(C)	4,892,850	451,610
Adverum Biotechnologies, Inc. (B)	19,600	213,836
Agios Pharmaceuticals, Inc. (B)	10,898	423,932
Aimmune Therapeutics, Inc. (B)	29,297	817,972
Akero Therapeutics, Inc. (B)	4,748	93,488
Alexion Pharmaceuticals, Inc. (B)	34,988	3,986,533
Alkermes PLC (B)	18,850	396,227
Allakos, Inc. (B)	4,659	442,605
Allogene Therapeutics, Inc. (B)	7,330	206,559
Alnylam Pharmaceuticals, Inc. (B)	22,231	2,604,139
Amarin Corp. PLC, ADR (B)	77,324	1,644,681
Amgen, Inc.	29,898	7,017,659
Apellis Pharmaceuticals, Inc. (B)	8,763	235,549
Ardelyx, Inc. (B)	9,700	72,071
Argenx SE, ADR (B)	17,597	2,605,236
Ascendis Pharma A/S, ADR (B)	26,152	3,012,187
Audentes Therapeutics, Inc. (B)	2,382	69,149
Autolus Therapeutics PLC (B)	6,368	95,520
Avrobio, Inc. (B)	5,741	92,086
BeiGene, Ltd., ADR (B)	5,687	1,156,110
Biogen, Inc. (B)	10,847	3,252,039
BioMarin Pharmaceutical, Inc. (B)	24,906	2,010,163
Bluebird Bio, Inc. (B)	12,286	994,429
Blueprint Medicines Corp. (B)	15,442	1,266,862
Constellation Pharmaceuticals, Inc. (B)	3,888	181,025
Cortexyme, Inc. (B)	852	24,066
CRISPR Therapeutics AG (B)	6,672	478,049
Deciphera Pharmaceuticals, Inc. (B)	7,550	357,040
Denali Therapeutics, Inc. (B)	9,100	161,889
Dicerna Pharmaceuticals, Inc. (B)	26,312	633,067
Enanta Pharmaceuticals, Inc. (B)	11,452	729,034
Epizyme, Inc. (B)	7,900	130,508
Exact Sciences Corp. (B)	21,849	1,769,987
Exelixis, Inc. (B)	41,811	695,317
Fate Therapeutics, Inc. (B)	14,357	224,256
FibroGen, Inc. (B)	15,142	641,567
G1 Therapeutics, Inc. (B)	9,197	198,655
Galapagos NV (B)	5,353	1,051,229
Genmab A/S, ADR (B)	3,095	72,454
Global Blood Therapeutics, Inc. (B)	21,805	1,450,033
Homology Medicines, Inc. (B)	18,713	299,408
IGM Biosciences, Inc. (B)	8,394	189,788
Immunomedics, Inc. (B)	28,680	538,610
Incyte Corp. (B)	29,173	2,746,930
Insmed, Inc. (B)	19,886	458,372
Intercept Pharmaceuticals, Inc. (B)	5,536	599,936
Ionis Pharmaceuticals, Inc. (B)	14,448	924,094
Iovance Biotherapeutics, Inc. (B)	54,017	1,233,208
Kadmon Holdings, Inc. (B)	28,036	123,919
Karuna Therapeutics, Inc. (B)	9,123	655,761
Karyopharm Therapeutics, Inc. (B)	1,600	28,116
Kodiak Sciences, Inc. (B)	16,972	502,371
Krystal Biotech, Inc. (B)	7,807	441,174
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Minerva Neurosciences, Inc. (B)	16,115	$100,719
Mirati Therapeutics, Inc. (B)	7,500	755,775
Moderna, Inc. (B)	2,039	41,514
Momenta Pharmaceuticals, Inc. (B)	16,992	285,466
Myovant Sciences, Ltd. (B)	172	3,063
Natera, Inc. (B)	6,000	218,940
Neurocrine Biosciences, Inc. (B)	33,444	3,899,905
Orchard Therapeutics PLC (B)	26,142	297,757
PhaseBio Pharmaceuticals, Inc. (B)	14,617	47,651
Principia Biopharma, Inc. (B)	8,294	297,174
Progenics Pharmaceuticals, Inc. (B)	44,310	231,298
PTC Therapeutics, Inc. (B)	21,314	1,000,905
Puma Biotechnology, Inc. (B)	10,600	100,594
Radius Health, Inc. (B)	14,535	325,584
RAPT Therapeutics, Inc. (B)	4,694	121,622
Regeneron Pharmaceuticals, Inc. (B)	10,839	3,999,591
REGENXBIO, Inc. (B)	8,507	356,103
Rhythm Pharmaceuticals, Inc. (B)	8,024	180,139
Rocket Pharmaceuticals, Inc. (B)	13,737	241,634
Sage Therapeutics, Inc. (B)	30,301	4,689,686
Sarepta Therapeutics, Inc. (B)	19,778	2,224,827
Scholar Rock Holding Corp. (B)	5,074	43,180
Seattle Genetics, Inc. (B)	31,699	3,814,975
Stoke Therapeutics, Inc. (B)	7,548	184,926
Translate Bio, Inc. (B)	3,100	31,155
Turning Point Therapeutics, Inc. (B)	6,029	338,950
Ultragenyx Pharmaceutical, Inc. (B)	18,529	734,675
Vertex Pharmaceuticals, Inc. (B)	56,807	12,596,952
Xencor, Inc. (B)	23,075	909,155
Zai Lab, Ltd., ADR (B)	3,808	151,558
Zealand Pharma A/S, ADR (B)	3,849	118,357
Zymeworks, Inc. (B)	11,007	479,795
		99,630,274
Health care equipment and supplies – 24.6%
ABIOMED, Inc. (B)	5,162	1,012,681
Alcon, Inc. (B)	37,690	2,081,937
AtriCure, Inc. (B)	13,600	404,600
Becton, Dickinson and Company	46,635	12,055,148
Boston Scientific Corp. (B)	10,400	449,800
Danaher Corp.	42,858	6,256,411
DexCom, Inc. (B)	12,522	2,846,376
DiaSorin SpA	6,821	911,271
Envista Holdings Corp. (B)	46,248	1,300,494
GenMark Diagnostics, Inc. (B)	38,687	215,873
Hologic, Inc. (B)	66,202	3,397,487
ICU Medical, Inc. (B)	5,278	989,519
Insulet Corp. (B)	7,800	1,448,460
Intuitive Surgical, Inc. (B)	24,141	14,313,199
iRhythm Technologies, Inc. (B)	6,851	493,889
Lantheus Holdings, Inc. (B)	22,466	469,539
Nevro Corp. (B)	14,681	1,641,042
Novocure, Ltd. (B)	11,000	1,013,980
NuVasive, Inc. (B)	2,600	187,824
Penumbra, Inc. (B)	7,894	1,396,606
Quidel Corp. (B)	19,147	1,313,867
Shockwave Medical, Inc. (B)	3,987	156,131
SI-BONE, Inc. (B)	5,497	97,792
Silk Road Medical, Inc. (B)	2,546	91,707
SmileDirectClub, Inc. (B)	6,112	60,937
Stryker Corp.	36,192	7,414,293
Tandem Diabetes Care, Inc. (B)	4,400	303,732
Teleflex, Inc.	7,167	2,532,388
The Cooper Companies, Inc.	6,309	1,975,285
West Pharmaceutical Services, Inc.	12,001	1,764,507

38

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	6,874	$998,655
		69,595,430
Health care providers and services – 15.4%
Acadia Healthcare Company, Inc. (B)	11,417	367,171
Amedisys, Inc. (B)	5,261	857,333
Anthem, Inc.	12,105	3,494,229
Centene Corp. (B)	88,425	5,347,060
Cigna Corp.	27,333	5,464,413
Exagen, Inc. (B)	9,452	168,624
Guardant Health, Inc. (B)	5,772	448,311
HCA Healthcare, Inc.	38,438	5,329,813
Humana, Inc.	13,101	4,470,454
Molina Healthcare, Inc. (B)	13,762	1,864,751
The Pennant Group, Inc. (B)	12,675	296,849
UnitedHealth Group, Inc.	52,103	14,582,070
WellCare Health Plans, Inc. (B)	2,345	755,254
		43,446,332
Health care technology – 0.3%
HTG Molecular Diagnostics, Inc. (B)	30,915	20,404
Phreesia, Inc. (B)	7,652	215,174
Veeva Systems, Inc., Class A (B)	3,600	537,048
		772,626
Life sciences tools and services – 8.6%
10X Genomics, Inc., Class A (B)	4,649	301,674
Adaptive Biotechnologies Corp. (B)	8,019	218,037
Agilent Technologies, Inc.	57,662	4,657,360
Avantor, Inc. (B)	93,631	1,603,899
Bruker Corp.	32,263	1,651,543
Evotec SE (B)	11,924	263,953
Illumina, Inc. (B)	4,163	1,335,324
Lonza Group AG (B)	2,016	684,853
Mettler-Toledo International, Inc. (B)	1,331	957,535
PRA Health Sciences, Inc. (B)	8,508	925,755
Quanterix Corp. (B)	18,329	464,274
Thermo Fisher Scientific, Inc.	34,358	10,786,694
Wuxi Biologics Cayman, Inc. (B)(D)	33,500	378,542
		24,229,443
Pharmaceuticals – 14.1%
Allergan PLC	10,530	1,947,418
Astellas Pharma, Inc.	65,800	1,123,388
AstraZeneca PLC, ADR	87,218	4,228,329
Axsome Therapeutics, Inc. (B)	11,600	456,692
Bayer AG	14,655	1,106,812
Bristol-Myers Squibb Company	55,502	3,160,284
Cara Therapeutics, Inc. (B)	27,659	718,581
Catalent, Inc. (B)	14,923	775,847
Celgene Corp. (A)	25,552	56,214
Chugai Pharmaceutical Company, Ltd.	21,600	1,886,909
Daiichi Sankyo Company, Ltd.	37,900	2,378,063
Eisai Company, Ltd.	7,100	526,415
Elanco Animal Health, Inc. (B)	26,119	723,757
Eli Lilly & Company	27,467	3,223,252
GW Pharmaceuticals PLC, ADR (B)	6,991	713,851
Ipsen SA	3,357	379,157
Menlo Therapeutics, Inc. (B)	9,500	37,620
Merck & Company, Inc.	63,291	5,517,709
Milestone Pharmaceuticals, Inc. (B)	12,582	213,265
MyoKardia, Inc. (B)	15,282	995,622
Nektar Therapeutics (B)	9,100	184,639
Novartis AG	20,541	1,893,590
Odonate Therapeutics, Inc. (B)	9,501	326,644
Otsuka Holdings Company, Ltd.	3,300	144,040
Perrigo Company PLC	273	13,986
Reata Pharmaceuticals, Inc., Class A (B)	9,086	1,772,951
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Roche Holding AG	12,114	$3,734,659
Supernus Pharmaceuticals, Inc. (B)	651	15,220
Tricida, Inc. (B)	29,642	1,184,494
WaVe Life Sciences, Ltd. (B)	4,728	156,733
Zogenix, Inc. (B)	5,900	281,902
		39,878,043
		277,552,148
Industrials – 0.4%
Industrial conglomerates – 0.4%
General Electric Company	109,500	1,234,065
TOTAL COMMON STOCKS (Cost $210,087,659)		$279,082,114
PREFERRED SECURITIES – 1.2%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	37,822	614,986
Health care – 0.7%
Health care equipment and supplies – 0.7%
Becton, Dickinson and Company, 6.125%	10,563	657,652
Sartorius AG	5,508	1,159,641
		1,817,293
Information technology – 0.3%
Software – 0.3%
Doximity, Inc. (A)(B)(C)	63,738	852,177
TOTAL PREFERRED SECURITIES (Cost $2,157,118)		$3,284,456
RIGHTS – 0.0%
Bristol-Myers Squibb Company (Expiration Date: 3-31-21) (B)(E)	42,854	92,136
TOTAL RIGHTS (Cost $89,261)		$92,136
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (F)	1,068,907	1,068,907
T. Rowe Price Government Reserve Fund, 1.6309% (F)	100	100
TOTAL SHORT-TERM INVESTMENTS (Cost $1,069,007)		$1,069,007
Total Investments (Health Sciences Fund) (Cost $213,403,045) – 100.3%		$283,527,713
Other assets and liabilities, net – (0.3%)		(795,993)
TOTAL NET ASSETS – 100.0%		$282,731,720
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Non-income producing security.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 11-30-19.

39

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Argentina – 0.4%
Provincia de Buenos Aires 7.875%, 06/15/2027		$870,000	$308,850
Republic of Argentina
5.625%, 01/26/2022		470,000	203,745
6.875%, 01/26/2027		430,000	174,150
7.500%, 04/22/2026		330,000	143,138
			829,883
Brazil – 0.4%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	239,000	61,778
10.000%, 01/01/2023		2,861,000	778,568
10.000%, 01/01/2027		206,000	59,174
			899,520
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	543,000,000	41,320
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,181,021)			$1,770,723
CORPORATE BONDS – 82.4%
Communication services – 18.8%
Altice France SA 7.375%, 05/01/2026 (A)		$4,060,000	4,334,050
Altice Luxembourg SA 10.500%, 05/15/2027 (A)		690,000	782,460
American Media LLC 10.500%, 12/31/2026 (A)		1,480,000	1,602,100
CCO Holdings LLC
5.125%, 05/01/2023 to 05/01/2027 (A)		3,000,000	3,117,288
5.750%, 02/15/2026 (A)		215,000	227,085
CenturyLink, Inc. 5.625%, 04/01/2025		290,000	306,313
Charter Communications Operating LLC
4.908%, 07/23/2025		820,000	899,327
6.484%, 10/23/2045		250,000	309,911
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (A)		1,530,000	1,595,025
CSC Holdings LLC
6.500%, 02/01/2029 (A)		1,620,000	1,806,964
10.875%, 10/15/2025 (A)		638,000	717,750
DISH DBS Corp.
5.875%, 11/15/2024		540,000	539,325
7.750%, 07/01/2026 (B)		4,240,000	4,390,891
Entercom Media Corp. 6.500%, 05/01/2027 (A)		570,000	601,350
iHeartCommunications, Inc. 4.750%, 01/15/2028 (A)		280,000	281,764
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		950,000	754,965
8.000%, 02/15/2024 (A)		830,000	846,600
Level 3 Financing, Inc.
5.250%, 03/15/2026		580,000	603,925
5.625%, 02/01/2023		290,000	291,088
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (A)		1,000,000	962,720
Match Group, Inc.
5.000%, 12/15/2027 (A)		360,000	369,000
6.375%, 06/01/2024		440,000	462,550
Meredith Corp. 6.875%, 02/01/2026		340,000	349,350
Netflix, Inc.
4.875%, 06/15/2030 (A)		500,000	503,750
5.375%, 11/15/2029 (A)		770,000	810,502
5.875%, 02/15/2025		320,000	350,480
6.375%, 05/15/2029		790,000	883,813
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Sirius XM Radio, Inc. 4.625%, 07/15/2024 (A)	$290,000	$303,775
Sprint Capital Corp. 8.750%, 03/15/2032	2,150,000	2,563,875
Sprint Communications, Inc. 11.500%, 11/15/2021	1,591,000	1,837,605
Sprint Corp.
7.250%, 09/15/2021	1,000,000	1,060,500
7.625%, 02/15/2025	40,000	43,812
7.875%, 09/15/2023	2,410,000	2,649,494
Telecom Italia SpA 5.303%, 05/30/2024 (A)	1,000,000	1,075,270
Time Warner Cable LLC 7.300%, 07/01/2038	680,000	872,003
T-Mobile USA, Inc.
4.750%, 02/01/2028	1,170,000	1,224,113
6.000%, 04/15/2024	250,000	258,646
6.500%, 01/15/2026	170,000	181,900
UPC Holding BV 5.500%, 01/15/2028 (A)	570,000	575,700
UPCB Finance IV, Ltd. 5.375%, 01/15/2025 (A)	390,000	400,725
Virgin Media Finance PLC 5.750%, 01/15/2025 (A)	650,000	669,500
Virgin Media Secured Finance PLC 5.500%, 08/15/2026 to 05/15/2029 (A)	2,090,000	2,196,259
		44,613,523
Consumer discretionary – 12.2%
American Axle & Manufacturing, Inc.
6.250%, 04/01/2025	160,000	162,600
6.500%, 04/01/2027	670,000	673,350
Boyne USA, Inc. 7.250%, 05/01/2025 (A)	630,000	683,550
Brinker International, Inc. 5.000%, 10/01/2024 (A)	420,000	443,100
Carriage Services, Inc. 6.625%, 06/01/2026 (A)	730,000	764,675
Century Communities, Inc. 5.875%, 07/15/2025	1,390,000	1,431,992
Delphi Technologies PLC 5.000%, 10/01/2025 (A)	510,000	446,250
ESH Hospitality, Inc.
4.625%, 10/01/2027 (A)	420,000	422,100
5.250%, 05/01/2025 (A)	500,000	516,250
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)	2,983,778	298
frontdoor, Inc. 6.750%, 08/15/2026 (A)	1,000,000	1,092,400
Golden Nugget, Inc. 8.750%, 10/01/2025 (A)	660,000	699,600
Hanesbrands, Inc.
4.625%, 05/15/2024 (A)	570,000	599,925
4.875%, 05/15/2026 (A)	550,000	585,085
Hilton Worldwide Finance LLC 4.625%, 04/01/2025	240,000	246,600
Installed Building Products, Inc. 5.750%, 02/01/2028 (A)	500,000	524,375
International Game Technology PLC
6.250%, 01/15/2027 (A)	200,000	224,500
6.500%, 02/15/2025 (A)	290,000	324,075
L Brands, Inc. 5.250%, 02/01/2028	1,560,000	1,446,900
Lennar Corp.
4.750%, 11/29/2027	970,000	1,045,175
5.875%, 11/15/2024	640,000	713,600

40

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Levi Strauss & Company 5.000%, 05/01/2025		$860,000	$885,800
Marston's Issuer PLC (3 month GBP LIBOR + 2.550%) 3.335%, 07/15/2035 (D)	GBP	380,000	406,197
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)		$640,000	653,138
MGM China Holdings, Ltd.
5.375%, 05/15/2024 (A)		210,000	219,708
5.875%, 05/15/2026 (A)		530,000	563,125
MGM Growth Properties Operating Partnership LP 4.500%, 09/01/2026		510,000	536,775
New Red Finance, Inc. 3.875%, 01/15/2028 (A)		640,000	644,000
Party City Holdings, Inc. 6.625%, 08/01/2026 (A)		670,000	402,000
Sands China, Ltd. 5.400%, 08/08/2028		200,000	227,262
Scientific Games International, Inc.
5.000%, 10/15/2025 (A)		460,000	480,484
7.000%, 05/15/2028 (A)		860,000	896,550
10.000%, 12/01/2022		807,000	828,386
Service Corp. International
4.625%, 12/15/2027		680,000	705,500
5.125%, 06/01/2029		500,000	533,750
5.375%, 05/15/2024		240,000	247,200
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (A)		632,000	670,552
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)		830,000	825,850
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)		380,000	377,150
The ServiceMaster Company LLC 5.125%, 11/15/2024 (A)		630,000	652,838
The William Carter Company 5.625%, 03/15/2027 (A)		390,000	420,225
TopBuild Corp. 5.625%, 05/01/2026 (A)		1,040,000	1,084,200
Viking Cruises, Ltd. 5.875%, 09/15/2027 (A)		1,090,000	1,166,300
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)		520,000	545,568
William Lyon Homes, Inc.
5.875%, 01/31/2025		320,000	328,800
6.000%, 09/01/2023		890,000	927,825
WW International, Inc. 8.625%, 12/01/2025 (A)(B)		660,000	688,050
			28,963,633
Consumer staples – 2.3%
Altria Group, Inc. 5.950%, 02/14/2049		410,000	493,951
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)		680,000	712,300
Lamb Weston Holdings, Inc. 4.875%, 11/01/2026 (A)		1,200,000	1,269,000
Pilgrim's Pride Corp. 5.875%, 09/30/2027 (A)		230,000	248,400
Sally Holdings LLC 5.625%, 12/01/2025		780,000	808,275
Simmons Foods, Inc. 5.750%, 11/01/2024 (A)		680,000	657,900
Spectrum Brands, Inc.
5.000%, 10/01/2029 (A)		250,000	255,000
5.750%, 07/15/2025		420,000	439,816
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Spectrum Brands, Inc. (continued)
6.125%, 12/15/2024	$520,000	$536,900
		5,421,542
Energy – 9.6%
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	920,000	830,024
6.625%, 07/15/2026 (A)	1,190,000	1,029,350
Carrizo Oil & Gas, Inc. 8.250%, 07/15/2025	510,000	499,800
Chesapeake Energy Corp.
5.375%, 06/15/2021	100,000	81,000
8.000%, 06/15/2027	820,000	391,550
Covey Park Energy LLC 7.500%, 05/15/2025 (A)	880,000	682,000
DCP Midstream Operating LP 6.750%, 09/15/2037 (A)	700,000	721,000
Endeavor Energy Resources LP 5.500%, 01/30/2026 (A)	270,000	276,075
Extraction Oil & Gas, Inc.
5.625%, 02/01/2026 (A)	1,600,000	736,000
7.375%, 05/15/2024 (A)	1,030,000	466,075
Genesis Energy LP 5.625%, 06/15/2024	700,000	631,750
MEG Energy Corp.
6.375%, 01/30/2023 (A)	470,000	460,600
7.000%, 03/31/2024 (A)	1,371,000	1,344,437
Montage Resources Corp. 8.875%, 07/15/2023	390,000	317,850
Murphy Oil USA, Inc. 5.625%, 05/01/2027	240,000	258,750
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	460,000	476,340
4.875%, 08/15/2027 (A)	300,000	317,928
Northern Oil and Gas, Inc. (8.500% Cash and 1.000% PIK) 9.500%, 05/15/2023 (B)	1,424,190	1,459,795
Oasis Petroleum, Inc.
6.875%, 03/15/2022	570,000	532,594
6.875%, 01/15/2023 (B)	351,000	322,043
Petrobras Global Finance BV
5.750%, 02/01/2029	40,000	43,952
6.850%, 06/05/2115	580,000	644,612
Precision Drilling Corp. 7.125%, 01/15/2026 (A)	870,000	760,645
Range Resources Corp. 5.000%, 03/15/2023	450,000	390,938
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	830,000	861,623
7.500%, 07/15/2038 (A)	710,000	741,950
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/2025 (A)	1,000,000	848,450
Targa Resources Partners LP
4.250%, 11/15/2023	710,000	716,213
5.375%, 02/01/2027	290,000	295,075
5.875%, 04/15/2026	420,000	441,924
6.875%, 01/15/2029 (A)	210,000	226,800
Teine Energy, Ltd. 6.875%, 09/30/2022 (A)	510,000	510,000
The Williams Companies, Inc. 7.500%, 01/15/2031	650,000	833,912
Transocean Guardian, Ltd. 5.875%, 01/15/2024 (A)	542,900	546,972
Transocean Pontus, Ltd. 6.125%, 08/01/2025 (A)	649,700	657,178

41

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Transocean, Inc. 6.800%, 03/15/2038		$410,000	$252,900
Vesta Energy Corp. 8.125%, 07/24/2023 (A)	CAD	920,000	650,434
Viper Energy Partners LP 5.375%, 11/01/2027 (A)		$260,000	270,390
WPX Energy, Inc. 8.250%, 08/01/2023		1,040,000	1,167,712
			22,696,641
Financials – 8.3%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (A)		1,110,000	1,173,825
Ally Financial, Inc. 8.000%, 11/01/2031		480,000	661,800
ASP AMC Merger Sub, Inc. 8.000%, 05/15/2025 (A)		1,300,000	858,000
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030		1,470,000	1,603,326
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (E)	EUR	540,000	636,251
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (E)		$600,000	663,000
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(E)		350,000	399,875
CIT Group, Inc. 5.250%, 03/07/2025		170,000	187,000
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(E)		600,000	724,617
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(E)		840,000	898,800
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (A)(E)		210,000	228,711
DAE Funding LLC 5.750%, 11/15/2023 (A)		1,530,000	1,610,325
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024		680,000	691,050
Fidelity & Guaranty Life Holdings, Inc. 5.500%, 05/01/2025 (A)		470,000	498,200
FirstCash, Inc. 5.375%, 06/01/2024 (A)		710,000	735,738
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) 03/30/2025 (E)		200,000	215,250
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) 09/17/2024 (E)		680,000	723,350
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) 03/23/2028 (E)		720,000	780,480
Intesa Sanpaolo SpA 5.017%, 06/26/2024 (A)		200,000	208,061
NatWest Markets NV 7.750%, 05/15/2023		520,000	588,809
Navient Corp.
6.750%, 06/25/2025 to 06/15/2026		670,000	720,922
8.000%, 03/25/2020		162,000	164,279
Quicken Loans, Inc.
5.250%, 01/15/2028 (A)		1,540,000	1,606,921
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Quicken Loans, Inc. (continued)
5.750%, 05/01/2025 (A)	$180,000	$186,953
Radian Group, Inc. 4.875%, 03/15/2027	380,000	398,050
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (E)	670,000	723,185
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (A)(E)	810,000	877,838
UniCredit SpA (7.296% to 4-2-29, then 5 Year U.S. ISDAFIX + 4.914%) 04/02/2034 (A)	690,000	793,717
		19,558,333
Health care – 7.0%
Air Medical Group Holdings, Inc. 6.375%, 05/15/2023 (A)	230,000	200,100
AMN Healthcare, Inc. 4.625%, 10/01/2027 (A)	200,000	201,500
Aveanna Healthcare LLC 9.750%, 12/15/2026 (A)	1,290,000	1,344,825
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (A)	561,000	642,182
Bausch Health Companies, Inc.
5.500%, 11/01/2025 (A)	550,000	574,750
9.000%, 12/15/2025 (A)	2,139,000	2,411,723
Centene Corp.
4.250%, 12/15/2027 (A)	350,000	360,063
4.625%, 12/15/2029 (A)	800,000	839,000
5.375%, 06/01/2026 (A)	970,000	1,029,413
6.125%, 02/15/2024	130,000	135,119
Community Health Systems, Inc. 8.000%, 03/15/2026 (A)	800,000	799,000
DaVita, Inc. 5.000%, 05/01/2025	310,000	319,821
HCA, Inc. 5.625%, 09/01/2028	2,500,000	2,825,000
HLF Financing Sarl LLC 7.250%, 08/15/2026 (A)	610,000	637,450
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)	620,000	514,445
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 05/01/2023 (A)	500,000	531,250
9.750%, 12/01/2026 (A)	480,000	528,000
Tenet Healthcare Corp. 6.750%, 06/15/2023	1,000,000	1,080,000
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023	800,000	722,000
7.125%, 01/31/2025 (A)	850,000	864,875
		16,560,516
Industrials – 9.4%
Ahern Rentals, Inc. 7.375%, 05/15/2023 (A)	530,000	413,400
Allison Transmission, Inc. 5.000%, 10/01/2024 (A)	640,000	655,200
BBA US Holdings, Inc. 5.375%, 05/01/2026 (A)	790,000	830,669
BWX Technologies, Inc. 5.375%, 07/15/2026 (A)	560,000	590,800
Cleaver-Brooks, Inc. 7.875%, 03/01/2023 (A)	740,000	707,625

42

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2000-1 Class B Pass Through Trust 8.388%, 05/01/2022	$143	$148
Covanta Holding Corp. 5.875%, 07/01/2025	500,000	522,500
Flexi-Van Leasing, Inc. 10.000%, 02/15/2023 (A)	760,000	723,900
GFL Environmental, Inc.
5.375%, 03/01/2023 (A)	530,000	532,650
8.500%, 05/01/2027 (A)	530,000	564,082
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,570,000	2,628,596
Harsco Corp. 5.750%, 07/31/2027 (A)	450,000	473,625
Navios Maritime Acquisition Corp. 8.125%, 11/15/2021 (A)	1,490,000	1,184,550
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	818,000	801,640
Prime Security Services Borrower LLC
5.250%, 04/15/2024 (A)	320,000	329,600
5.750%, 04/15/2026 (A)	1,350,000	1,410,102
Sensata Technologies, Inc. 4.375%, 02/15/2030 (A)	420,000	418,929
Standard Industries, Inc.
4.750%, 01/15/2028 (A)	720,000	743,400
6.000%, 10/15/2025 (A)	240,000	251,100
The ADT Security Corp. 4.125%, 06/15/2023	830,000	850,750
United Rentals North America, Inc.
3.875%, 11/15/2027	180,000	181,575
4.875%, 01/15/2028	350,000	365,183
5.250%, 01/15/2030	3,470,000	3,686,875
5.500%, 05/15/2027	690,000	736,575
Waste Pro USA, Inc. 5.500%, 02/15/2026 (A)	580,000	598,850
XPO CNW, Inc. 6.700%, 05/01/2034	1,000,000	1,013,690
XPO Logistics, Inc. 6.125%, 09/01/2023 (A)	1,085,000	1,120,263
		22,336,277
Information technology – 1.9%
Amkor Technology, Inc. 6.625%, 09/15/2027 (A)	780,000	852,150
CDK Global, Inc.
5.250%, 05/15/2029 (A)	20,000	21,203
5.875%, 06/15/2026	820,000	876,375
CommScope Technologies LLC
5.000%, 03/15/2027 (A)	250,000	219,380
6.000%, 06/15/2025 (A)	280,000	270,200
CommScope, Inc. 8.250%, 03/01/2027 (A)	430,000	432,129
Dell International LLC 7.125%, 06/15/2024 (A)	490,000	518,175
j2 Cloud Services LLC 6.000%, 07/15/2025 (A)	760,000	803,700
Western Digital Corp. 4.750%, 02/15/2026	560,000	576,800
		4,570,112
Materials – 9.5%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	790,000	851,225
7.000%, 09/30/2026 (A)	530,000	576,375
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (A)	540,000	538,083
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (A)	$800,000	$840,000
BHP Billiton Finance USA, Ltd. (6.750% to 10-20-25, then 5 Year U.S. Swap Rate + 5.093%) 10/19/2075 (A)	460,000	538,913
Cascades, Inc.
5.125%, 01/15/2026 (A)	10,000	10,100
5.375%, 01/15/2028 (A)	610,000	616,863
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (A)	620,000	602,950
7.250%, 04/01/2023 (A)	600,000	607,500
7.500%, 04/01/2025 (A)	1,150,000	1,129,875
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (A)	810,000	773,550
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	337,000	338,685
4.550%, 11/14/2024	470,000	493,951
5.450%, 03/15/2043	2,880,000	2,764,800
FXI Holdings, Inc. 7.875%, 11/01/2024 (A)	780,000	703,950
Greif, Inc. 6.500%, 03/01/2027 (A)	920,000	982,100
Hudbay Minerals, Inc. 7.625%, 01/15/2025 (A)	1,740,000	1,744,350
Mercer International, Inc.
5.500%, 01/15/2026	590,000	590,000
7.375%, 01/15/2025	890,000	945,447
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(C)	1,953,148	2,441
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)	1,140,000	734,589
Olin Corp. 5.000%, 02/01/2030	560,000	555,800
Pactiv LLC
7.950%, 12/15/2025	1,200,000	1,321,500
8.375%, 04/15/2027	600,000	657,000
Summit Materials LLC 6.500%, 03/15/2027 (A)	790,000	843,325
Teck Resources, Ltd. 5.200%, 03/01/2042	970,000	981,152
Trivium Packaging Finance BV
5.500%, 08/15/2026 (A)	200,000	210,003
8.500%, 08/15/2027 (A)	350,000	380,625
U.S. Concrete, Inc. 6.375%, 06/01/2024	400,000	416,000
Valvoline, Inc. 4.375%, 08/15/2025	670,000	685,075
		22,436,227
Real estate – 3.0%
CoreCivic, Inc.
4.625%, 05/01/2023	70,000	68,338
5.000%, 10/15/2022	580,000	579,275
CTR Partnership LP 5.250%, 06/01/2025	410,000	426,400
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	1,000,000	979,170
Forestar Group, Inc. 8.000%, 04/15/2024 (A)	780,000	842,400
Iron Mountain, Inc. 4.875%, 09/15/2029 (A)	1,160,000	1,174,500
MPT Operating Partnership LP
4.625%, 08/01/2029	380,000	398,514
5.000%, 10/15/2027	720,000	756,000

43

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
The GEO Group, Inc.
5.875%, 10/15/2024	$850,000	$711,875
6.000%, 04/15/2026	1,500,000	1,188,750
		7,125,222
Utilities – 0.4%
Talen Energy Supply LLC
6.625%, 01/15/2028 (A)	510,000	499,800
10.500%, 01/15/2026 (A)	400,000	339,336
		839,136
TOTAL CORPORATE BONDS (Cost $197,077,517)		$195,121,162
CONVERTIBLE BONDS – 0.8%
Communication services – 0.4%
DISH Network Corp.
2.375%, 03/15/2024	830,000	749,336
3.375%, 08/15/2026	220,000	207,488
		956,824
Energy – 0.1%
Cheniere Energy, Inc. 4.250%, 03/15/2045	260,000	204,106
Information technology – 0.3%
Okta, Inc. 0.125%, 09/01/2025 (A)	80,000	80,750
Twitter, Inc. 0.250%, 06/15/2024	80,000	76,399
Vishay Intertechnology, Inc. 2.250%, 06/15/2025	630,000	615,371
		772,520
TOTAL CONVERTIBLE BONDS (Cost $1,987,783)		$1,933,450
TERM LOANS (F) – 7.1%
Communication services – 0.4%
AMC Entertainment Holdings, Inc. 2019 Term Loan B (6 month LIBOR + 3.000%) 5.230%, 04/22/2026	560,000	561,943
iHeartCommunications, Inc., Exit Term Loan (1 month LIBOR + 4.000%) 5.781%, 05/01/2026	445,853	448,453
		1,010,396
Consumer discretionary – 2.4%
CEOC LLC, Exit Term Loan (1 month LIBOR + 2.000%) 3.702%, 10/07/2024	869,670	870,453
CWGS Group LLC, 2016 Term Loan (1 month LIBOR + 2.750%) 4.534%, 11/08/2023	1,269,088	1,134,780
Diamond Sports Group LLC, Term Loan (1 month LIBOR + 3.250%) 4.960%, 08/24/2026	100,000	99,656
Panther BF Aggregator 2 LP, USD Term Loan B (1 month LIBOR + 3.500%) 5.202%, 04/30/2026	580,000	579,640
PetSmart, Inc., Consenting Term Loan (1 month LIBOR + 4.000%) 5.770%, 03/11/2022	1,903,361	1,852,084
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 7.722%, 06/19/2026	807,975	777,676
High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Consumer discretionary (continued)
TOMS Shoes LLC, Term Loan B (3 month LIBOR + 5.500%) 7.430%, 11/02/2020	$405,279	$255,326
		5,569,615
Energy – 0.5%
Eastern Power LLC, Term Loan B (1 month LIBOR + 3.750%) 5.452%, 10/02/2023	762,669	762,036
Permian Production Partners LLC, Term Loan (Prime Rate + 2.000%) 6.750%, 05/20/2024	807,500	403,750
		1,165,786
Financials – 0.5%
Allied Universal Holdco LLC, 2019 Term Loan B (6 month LIBOR + 4.250%) 6.507%, 07/10/2026	892,453	888,490
Jane Street Group LLC, 2018 Term Loan B (1 month LIBOR + 3.000%) 4.702%, 08/25/2022	418,942	416,148
		1,304,638
Health care – 2.0%
Immucor, Inc., Extended Term Loan B (3 month LIBOR + 5.000%) 7.104%, 06/15/2021	827,500	822,072
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%) 5.452%, 09/30/2024	827,909	828,530
Option Care Health, Inc., Term Loan B (1 month LIBOR + 4.500%) 6.202%, 08/06/2026	770,000	755,239
RegionalCare Hospital Partners Holdings, Inc., 2018 Term loan B (1 month LIBOR + 4.500%) 6.202%, 11/17/2025	545,875	548,692
U.S. Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 6.750%, 06/26/2026	1,380,000	1,311,000
VVC Holding Corp., 2019 Term Loan B (1 and 3 month LIBOR + 4.500%) 6.401%, 02/11/2026	487,550	486,453
		4,751,986
Industrials – 1.0%
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%) 5.509%, 04/12/2025	1,106,000	1,090,793
Garda World Security Corp. 2019 1st Lien Term Loan B (3 month LIBOR + 4.750%) 6.660%, 10/30/2026	600,000	597,600
Temple Generation I LLC, 2nd Lien Term Loan (1 month LIBOR + 8.000%) 9.702%, 02/07/2023	636,162	635,685
		2,324,078
Information technology – 0.3%
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 5.952%, 11/29/2025	817,940	695,249
TOTAL TERM LOANS (Cost $17,614,150)		$16,821,748
ASSET BACKED SECURITIES – 4.2%
BlueMountain CLO, Ltd.
Series 2012-2A, Class ER2 (3 month LIBOR + 5.750%) 7.886%, 11/20/2028 (A)(D)	500,000	437,524

44

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
BlueMountain CLO, Ltd. (continued)
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 9.689%, 08/20/2032 (A)(D)	$375,000	$360,957
Bowman Park CLO, Ltd. Series 2014-1A, Class D1R (3 month LIBOR + 3.350%) 5.498%, 11/23/2025 (A)(D)	500,000	502,215
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 7.402%, 04/17/2030 (A)(D)	250,000	224,561
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 7.616%, 07/20/2028 (A)(D)	250,000	227,563
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 4.501%, 04/15/2031 (A)(D)	530,000	486,763
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 6.951%, 04/15/2031 (A)(D)	750,000	655,404
Greywolf CLO, Ltd. Series 2019-1A, Class C (3 month LIBOR + 3.950%) 5.952%, 04/17/2030 (A)(D)	430,000	429,275
Jackson Mill Clo Ltd. Series 2015-1A, Class DR (3 month LIBOR + 2.800%) 4.801%, 04/15/2027 (A)(D)	250,000	238,004
LCM, Ltd. Partnership Series 2022-A, Class DR (3 month LIBOR + 5.500%) 7.778%, 10/20/2028 (A)(D)	500,000	417,511
Madison Park Funding, Ltd. Series 2014-13A, Class DR2 (3 month LIBOR + 2.850%) 4.816%, 04/19/2030 (A)(D)	1,000,000	957,810
Neuberger Berman CLO, Ltd. Series 2014-17A, Class ER (3 month LIBOR + 6.550%) 8.503%, 04/22/2029 (A)(D)	750,000	680,798
Oaktree CLO, Ltd. Series 2019-1A, Class D (3 month LIBOR + 3.800%) 6.078%, 04/22/2030 (A)(D)	250,000	236,460
Octagon Investment Partners XWIII, Ltd. Series 2015-1A, Class ER (3 month LIBOR + 5.750%) 7.751%, 07/15/2027 (A)(D)	400,000	378,685
OZLM, Ltd.
Series 2014-7RA, Class DR (3 month LIBOR + 6.110%) 8.112%, 07/17/2029 (A)(D)	500,000	411,975
Series 2015-11A, Class CR (3 month LIBOR + 3.600%) 5.536%, 10/30/2030 (A)(D)	1,000,000	959,585
Shackleton CLO, Ltd. Series 2013-3A, Class DR (3 month LIBOR + 3.020%) 5.021%, 07/15/2030 (A)(D)	500,000	462,808
Sound Point CLO, Ltd. Series 2013-2RA, Class E (3 month LIBOR + 6.000%) 8.001%, 04/15/2029 (A)(D)	850,000	693,076
High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 3.000%) 5.303%, 10/13/2029 (A)(D)	$540,000	$521,733
Thayer Park CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.700%) 5.978%, 12/18/2019 (A)(D)	250,000	246,796
Voya CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.330%) 5.332%, 04/17/2030 (A)(D)	500,000	483,330
TOTAL ASSET BACKED SECURITIES (Cost $10,673,700)		$10,012,833
COMMON STOCKS – 0.9%
Communication services – 0.0%
New Cotai, Inc., Class B (G)(H)(I)	11	0
Energy – 0.9%
Berry Petroleum Corp.	209,683	1,671,161
Hercules Offshore, Inc. (H)(I)	120,022	70,969
KCAD Holdings I, Ltd. (H)(I)	752,218,031	752
Montage Resources Corp. (B)(I)	66,492	328,470
MWO Holdings LLC (H)(I)	1,134	65,851
		2,137,203
TOTAL COMMON STOCKS (Cost $22,179,933)		$2,137,203
PREFERRED SECURITIES – 0.6%
Financials – 0.6%
B. Riley Financial, Inc., 6.875%	16,425	426,722
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.695% (D)	43,100	1,117,583
TOTAL PREFERRED SECURITIES (Cost $1,531,225)		$1,544,305
RIGHTS – 0.0%
DISH Network Corp. (Expiration Date: 12-9-19; Strike Price: $33.52) (I)	729	496
TOTAL RIGHTS (Cost $0)		$496
ESCROW SHARES – 0.0%
Bossier Casino Venture Holdco, Inc. (H)(I)	163,507	42,512
TOTAL ESCROW SHARES (Cost $0)		$42,512
ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc. 9.750%, 05/15/2020 (H)(I)	$4,380,000	1,134
TOTAL ESCROW CERTIFICATES (Cost $0)		$1,134
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on SPDR Oil & Gas Exploration & Production ETF (Expiration Date: 1-17-20; Strike Price: $21.00; Counterparty: BNP Paribas SA) (I)(J)	22,414	30,778
TOTAL PURCHASED OPTIONS (Cost $17,931)		$30,778

45

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 5.5%
Short-term funds – 5.5%
John Hancock Collateral Trust, 1.7887% (K)(L)	724,324	$7,247,806
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 1.5658% (K)	5,676,976	5,676,976
TOTAL SHORT-TERM INVESTMENTS (Cost $12,925,330)		$12,924,782
Total Investments (High Yield Fund) (Cost $267,188,590) – 102.3%		$242,341,126
Other assets and liabilities, net – (2.3%)		(5,473,679)
TOTAL NET ASSETS – 100.0%		$236,867,447
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
Security Abbreviations and Legend
BNP	BNP Paribas
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
High Yield Fund (continued)
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $124,142,470 or 52.4% of the fund's net assets as of 11-30-19.
(B)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $7,102,379.
(C)	Non-income producing - Issuer is in default.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	The rate shown is the annualized seven-day yield as of 11-30-19.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	177	Long	Mar 2020	$21,070,914	$21,057,469	$(13,445)
U.S. Treasury Long Bond Futures	16	Short	Mar 2020	(2,550,667)	(2,543,500)	7,167
						$(6,278)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	587,667	USD	720,563	JPM	1/17/2020	$40,853	—
MXN	3,526,523	USD	177,324	JPM	1/17/2020	1,759	—
USD	662,332	CAD	880,827	JPM	1/17/2020	—	$(1,058)
USD	961,227	EUR	869,743	BNP	1/17/2020	—	(308)
						$42,612	$(1,366)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
46

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 91.2%
Australia - 1.7%
AGL Energy, Ltd.	18,163	$250,688
Alumina, Ltd.	68,216	106,595
AMP, Ltd.	92,604	122,554
APA Group	32,346	240,968
Aristocrat Leisure, Ltd.	15,940	366,091
ASX, Ltd.	5,364	296,679
Aurizon Holdings, Ltd.	54,562	213,492
AusNet Services	44,811	52,749
Australia & New Zealand Banking Group, Ltd.	78,281	1,314,980
Bank of Queensland, Ltd.	10,448	55,372
Bendigo & Adelaide Bank, Ltd.	12,879	87,439
BHP Group PLC	115,754	2,564,422
BHP Group, Ltd.	81,546	2,102,672
BlueScope Steel, Ltd.	14,767	145,312
Boral, Ltd.	32,957	114,761
Brambles, Ltd.	44,022	374,221
Caltex Australia, Ltd.	6,639	155,226
Challenger, Ltd.	15,297	84,378
CIMIC Group, Ltd.	2,803	63,923
Coca-Cola Amatil, Ltd.	13,775	106,078
Cochlear, Ltd.	1,590	251,959
Coles Group, Ltd.	31,081	342,683
Commonwealth Bank of Australia	48,807	2,670,268
Computershare, Ltd.	13,229	158,682
Crown Resorts, Ltd.	9,994	87,399
CSL, Ltd.	12,518	2,402,134
Dexus	30,001	247,900
Flight Centre Travel Group, Ltd.	1,540	45,958
Fortescue Metals Group, Ltd.	39,154	257,842
Goodman Group	45,123	451,885
Harvey Norman Holdings, Ltd.	15,367	44,768
Incitec Pivot, Ltd.	45,044	98,493
Insurance Australia Group, Ltd.	68,676	367,152
Lendlease Group	15,688	205,562
Macquarie Group, Ltd.	8,995	840,533
Magellan Financial Group, Ltd.	3,559	126,305
Medibank Private, Ltd.	84,524	186,637
Mirvac Group	107,771	245,374
MMG, Ltd. (A)	188,000	41,053
National Australia Bank, Ltd.	77,527	1,358,714
Newcrest Mining, Ltd.	20,985	437,005
Oil Search, Ltd.	37,295	187,682
Orica, Ltd.	10,470	168,615
Origin Energy, Ltd.	48,482	285,740
QBE Insurance Group, Ltd.	39,671	340,780
Ramsay Health Care, Ltd.	4,424	218,633
REA Group, Ltd.	1,403	99,314
Santos, Ltd.	48,623	267,998
Scentre Group	145,710	387,873
SEEK, Ltd.	9,153	143,783
Sonic Healthcare, Ltd.	12,373	252,362
South32, Ltd.	139,959	255,065
Stockland	65,941	225,172
Suncorp Group, Ltd.	37,910	343,435
Sydney Airport	30,140	187,378
Tabcorp Holdings, Ltd.	55,739	180,959
Telstra Corp., Ltd.	115,536	301,996
The GPT Group	52,547	218,297
TPG Telecom, Ltd.	9,953	47,095
Transurban Group	73,762	766,859
Treasury Wine Estates, Ltd.	19,980	253,086
Vicinity Centres	86,370	156,400
Washington H Soul Pattinson & Company, Ltd.	3,128	47,223
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Wesfarmers, Ltd.	31,243	$898,343
Westpac Banking Corp.	95,130	1,587,181
Woodside Petroleum, Ltd.	25,706	599,845
Woolworths Group, Ltd.	34,649	934,799
Worley, Ltd.	9,419	95,525
		29,138,344
Austria - 0.2%
ANDRITZ AG	6,360	247,922
Erste Group Bank AG (A)	26,466	946,783
OMV AG	12,931	736,543
Raiffeisen Bank International AG	13,067	306,522
Verbund AG	5,988	311,303
voestalpine AG	10,222	270,490
		2,819,563
Belgium - 1.2%
Ageas	29,688	1,781,263
Anheuser-Busch InBev SA	123,684	9,804,215
Colruyt SA	8,833	457,359
Groupe Bruxelles Lambert SA	13,044	1,323,347
KBC Group NV	40,469	2,945,768
Proximus SADP	24,458	737,772
Solvay SA	12,039	1,379,611
Telenet Group Holding NV	7,370	332,509
UCB SA	20,477	1,658,972
Umicore SA	32,001	1,374,026
		21,794,842
Brazil - 0.4%
Ambev SA	136,500	578,409
Atacadao SA	11,000	48,612
B2W Cia Digital (A)	5,900	78,027
B3 SA - Brasil Bolsa Balcao	59,620	669,892
Banco Bradesco SA	34,787	254,224
Banco BTG Pactual SA	6,500	106,642
Banco do Brasil SA	24,800	279,181
Banco Santander Brasil SA	11,900	124,180
BB Seguridade Participacoes SA	22,200	180,276
BR Malls Participacoes SA	21,735	80,806
BRF SA (A)	16,300	140,258
CCR SA	35,000	142,358
Centrais Eletricas Brasileiras SA	6,500	53,475
Cia de Saneamento Basico do Estado de Sao Paulo	9,900	132,937
Cia Siderurgica Nacional SA	18,700	56,051
Cielo SA	35,160	64,528
Cogna Educacao	42,600	104,344
Cosan SA	4,500	66,197
Embraer SA	19,900	84,842
Energisa SA	4,700	50,933
Engie Brasil Energia SA	5,825	65,065
Equatorial Energia SA	24,000	117,458
Hypera SA	10,700	84,363
IRB Brasil Resseguros SA	21,100	185,448
JBS SA	31,700	211,149
Klabin SA	19,300	80,734
Localiza Rent a Car SA	16,615	174,128
Lojas Renner SA	22,439	274,545
M Dias Branco SA	2,700	21,307
Magazine Luiza SA	17,500	186,834
Multiplan Empreendimentos Imobiliarios SA	7,500	51,143
Natura Cosmeticos SA	11,000	85,871
Notre Dame Intermedica Participacoes SA	9,900	131,838

47

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Petrobras Distribuidora SA	19,500	$128,735
Petroleo Brasileiro SA	85,700	632,168
Porto Seguro SA	3,500	48,701
Raia Drogasil SA	6,700	179,476
Rumo SA (A)	31,300	179,356
Sul America SA	7,496	93,468
Suzano SA	15,627	140,778
TIM Participacoes SA	24,300	78,576
Ultrapar Participacoes SA	20,200	102,343
Vale SA (A)	91,670	1,080,458
WEG SA	24,220	169,964
		7,800,078
Canada - 7.0%
Agnico Eagle Mines, Ltd.	19,698	1,174,198
Air Canada (A)	11,510	432,394
Alimentation Couche-Tard, Inc., Class B	73,638	2,419,859
AltaGas, Ltd.	23,696	350,900
Atco, Ltd., Class I	7,132	269,967
Aurora Cannabis, Inc. (A)	60,072	150,146
Bank of Montreal	53,921	4,147,488
Barrick Gold Corp. (A)	148,525	2,497,407
BCE, Inc.	13,827	664,441
BlackBerry, Ltd. (A)	44,615	248,552
Bombardier, Inc., Class B (A)	180,085	269,795
Brookfield Asset Management, Inc., Class A	75,120	4,384,592
CAE, Inc.	22,925	617,524
Cameco Corp.	33,920	313,842
Canadian Imperial Bank of Commerce	37,671	3,272,496
Canadian National Railway Company	60,625	5,522,566
Canadian Natural Resources, Ltd.	100,344	2,804,163
Canadian Pacific Railway, Ltd.	11,808	2,814,345
Canadian Tire Corp., Ltd., Class A	5,044	585,473
Canadian Utilities, Ltd., Class A	11,956	352,388
Canopy Growth Corp. (A)	17,459	324,654
CCL Industries, Inc., Class B	12,878	553,784
Cenovus Energy, Inc.	88,211	784,954
CGI, Inc. (A)	20,957	1,742,762
CI Financial Corp.	20,889	328,676
Constellation Software, Inc.	1,705	1,821,435
Cronos Group, Inc. (A)	15,603	106,777
Dollarama, Inc.	25,291	926,778
Emera, Inc.	20,896	861,293
Empire Company, Ltd., Class A	15,189	407,426
Enbridge, Inc.	169,084	6,420,686
Encana Corp.	110,624	436,816
Fairfax Financial Holdings, Ltd.	2,481	1,128,918
First Capital Realty, Inc.	17,365	283,163
First Quantum Minerals, Ltd.	58,355	540,365
Fortis, Inc.	37,046	1,451,384
Franco-Nevada Corp.	15,697	1,542,047
George Weston, Ltd.	6,880	557,372
Gildan Activewear, Inc.	17,634	513,103
Great-West Lifeco, Inc.	27,473	691,013
H&R Real Estate Investment Trust	14,284	232,815
Husky Energy, Inc.	31,330	229,969
Hydro One, Ltd. (B)	29,764	561,310
iA Financial Corp., Inc.	10,521	540,030
IGM Financial, Inc.	8,509	245,027
Imperial Oil, Ltd.	23,537	591,304
Intact Financial Corp.	12,459	1,283,981
Inter Pipeline, Ltd.	34,885	580,673
Keyera Corp.	18,323	447,212
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Kinross Gold Corp. (A)	105,812	$457,247
Kirkland Lake Gold, Ltd.	16,774	702,884
Linamar Corp.	319	10,677
Loblaw Companies, Ltd.	16,095	862,851
Lundin Mining Corp.	57,564	311,590
Magna International, Inc.	26,086	1,435,584
Methanex Corp.	5,801	216,702
Metro, Inc.	22,098	968,898
National Bank of Canada	28,835	1,538,894
Nutrien, Ltd.	49,284	2,336,194
Onex Corp.	7,479	447,738
Open Text Corp.	23,022	1,002,825
Pembina Pipeline Corp.	43,407	1,518,248
Power Corp. of Canada	28,628	693,555
Power Financial Corp.	26,424	645,133
PrairieSky Royalty, Ltd.	18,205	188,176
Quebecor, Inc., Class B	16,000	398,223
Restaurant Brands International, Inc.	20,480	1,343,851
RioCan Real Estate Investment Trust	14,623	300,210
Rogers Communications, Inc., Class B	30,857	1,490,930
Royal Bank of Canada	120,128	9,818,789
Saputo, Inc.	20,348	617,655
Shaw Communications, Inc., Class B	40,346	838,327
Shopify, Inc., Class A (A)	8,308	2,797,500
SmartCentres Real Estate Investment Trust	7,722	186,786
SNC-Lavalin Group, Inc.	14,962	274,054
Sun Life Financial, Inc.	51,834	2,367,124
Suncor Energy, Inc.	131,938	4,142,494
TC Energy Corp.	77,785	3,960,400
Teck Resources, Ltd., Class B	42,864	672,503
TELUS Corp.	17,890	675,572
The Bank of Nova Scotia	102,715	5,762,495
The Stars Group, Inc. (A)	19,459	472,448
The Toronto-Dominion Bank	153,177	8,851,815
Thomson Reuters Corp.	17,341	1,222,995
Tourmaline Oil Corp.	22,587	210,685
Vermilion Energy, Inc.	13,464	194,515
West Fraser Timber Company, Ltd.	4,672	203,861
Wheaton Precious Metals Corp.	37,416	1,034,341
WSP Global, Inc.	9,245	601,555
		121,204,587
Chile - 0.1%
Aguas Andinas SA, Class A	83,774	33,770
Antofagasta PLC	21,464	240,485
Banco de Chile	1,459,171	148,304
Banco de Credito e Inversiones SA	1,570	66,804
Banco Santander Chile	2,123,312	113,279
Cencosud SA	50,473	61,039
Cia Cervecerias Unidas SA	4,984	45,489
Colbun SA	277,936	39,594
Empresa Nacional de Telecomunicaciones SA (A)	4,961	30,399
Empresas CMPC SA	39,501	85,701
Empresas COPEC SA	13,023	103,210
Enel Americas SA	1,321,990	254,118
Enel Chile SA	1,007,646	74,230
Itau CorpBanca	4,240,233	20,733
Latam Airlines Group SA	10,488	110,628
SACI Falabella	25,290	102,104
		1,529,887
China - 6.3%
3SBio, Inc. (A)(B)	95,600	137,986

48

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
51job, Inc., ADR (A)	1,900	$149,378
58.com, Inc., ADR (A)	7,100	436,792
AAC Technologies Holdings, Inc.	55,100	388,703
Agile Group Holdings, Ltd.	103,900	145,784
Agricultural Bank of China, Ltd., H Shares	2,211,200	895,275
Air China, Ltd., H Shares	139,300	126,739
Alibaba Group Holding, Ltd., ADR (A)	107,500	21,500,000
Aluminum Corp. of China, Ltd., H Shares (A)	300,600	92,133
Angang Steel Company, Ltd., H Shares	112,200	42,566
Anhui Conch Cement Company, Ltd., H Shares	93,100	595,605
ANTA Sports Products, Ltd.	81,500	766,439
Autohome, Inc., ADR (A)	4,500	306,225
AviChina Industry & Technology Company, Ltd., H Shares	187,000	85,269
BAIC Motor Corp., Ltd., H Shares (B)	124,500	69,786
Baidu, Inc., ADR (A)	21,000	2,489,130
Bank of China, Ltd., H Shares	6,001,600	2,406,977
Bank of Communications Company, Ltd., H Shares	653,900	429,239
Baozun, Inc., ADR (A)	3,100	117,707
BBMG Corp., H Shares	162,000	44,685
BeiGene, Ltd., ADR (A)	700	142,303
Beijing Capital International Airport Company, Ltd., H Shares	126,900	119,977
BYD Company, Ltd., H Shares	48,500	229,472
BYD Electronic International Company, Ltd.	51,400	91,916
CGN Power Company, Ltd., H Shares (B)	792,900	198,584
China Aoyuan Group, Ltd.	93,000	133,014
China Cinda Asset Management Company, Ltd., H Shares	675,200	140,588
China CITIC Bank Corp., Ltd., H Shares	671,000	366,821
China Coal Energy Company, Ltd., H Shares	143,000	56,617
China Communications Construction Company, Ltd., H Shares	334,500	260,303
China Communications Services Corp., Ltd., H Shares	179,200	120,634
China Conch Venture Holdings, Ltd.	122,800	477,703
China Construction Bank Corp., H Shares	7,268,500	5,782,178
China Eastern Airlines Corp., Ltd., H Shares (A)	142,000	72,106
China Everbright Bank Company, Ltd., H Shares	233,000	100,590
China Evergrande Group (A)	139,900	333,879
China Galaxy Securities Company, Ltd., H Shares	268,000	136,170
China Hongqiao Group, Ltd.	130,000	68,238
China Huarong Asset Management Company, Ltd., H Shares (B)	767,600	111,821
China Huishan Dairy Holdings Company, Ltd. (A)(C)	175,000	2,571
China International Capital Corp., Ltd., H Shares (B)	100,800	173,451
China Life Insurance Company, Ltd., H Shares	569,200	1,436,208
China Literature, Ltd. (A)(B)	19,400	74,485
China Longyuan Power Group Corp., Ltd., H Shares	239,700	129,856
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Medical System Holdings, Ltd.	103,300	$146,982
China Merchants Bank Company, Ltd., H Shares	295,200	1,394,869
China Minsheng Banking Corp., Ltd., H Shares	524,520	365,097
China Molybdenum Company, Ltd., H Shares	288,100	98,606
China National Building Material Company, Ltd., H Shares	293,700	283,974
China Oilfield Services, Ltd., H Shares	121,700	163,831
China Oriental Group Company, Ltd.	94,000	38,790
China Pacific Insurance Group Company, Ltd., H Shares	202,600	716,514
China Petroleum & Chemical Corp., H Shares	1,927,300	1,080,839
China Railway Construction Corp., Ltd., H Shares	147,500	152,260
China Railway Group, Ltd., H Shares	286,600	167,773
China Railway Signal & Communication Corp., Ltd., H Shares (B)	107,000	57,402
China Reinsurance Group Corp., H Shares	512,000	81,098
China Resources Pharmaceutical Group, Ltd. (B)	117,100	102,293
China Shenhua Energy Company, Ltd., H Shares	255,000	493,729
China Southern Airlines Company, Ltd., H Shares	128,800	80,504
China Telecom Corp., Ltd., H Shares	1,041,100	393,995
China Tower Corp., Ltd., H Shares (B)	3,172,000	648,193
China Vanke Company, Ltd., H Shares	113,000	422,935
China Zhongwang Holdings, Ltd.	122,800	49,111
Chongqing Rural Commercial Bank Company, Ltd., H Shares	180,700	89,788
CIFI Holdings Group Company, Ltd.	210,000	152,994
CITIC Securities Company, Ltd., H Shares	155,700	288,926
CNOOC, Ltd.	1,347,500	1,956,072
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	92,000	37,957
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	193,000	71,241
Country Garden Holdings Company, Ltd.	575,300	802,178
Country Garden Services Holdings Company, Ltd.	91,000	294,439
CRRC Corp., Ltd., H Shares	328,500	216,086
CSPC Pharmaceutical Group, Ltd.	354,300	806,333
Dali Foods Group Company, Ltd. (B)	152,500	103,644
Datang International Power Generation Company, Ltd., H Shares	214,000	39,649
Dongfeng Motor Group Company, Ltd., H Shares	205,300	197,176
ENN Energy Holdings, Ltd.	59,400	645,582
Fosun International, Ltd.	195,500	263,206
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	37,700	111,216
GDS Holdings, Ltd., ADR (A)	4,500	210,690
Genscript Biotech Corp. (A)	70,000	168,992
GF Securities Company, Ltd., H Shares	104,000	111,259
GOME Retail Holdings, Ltd. (A)	698,200	61,537
Great Wall Motor Company, Ltd., H Shares	233,400	180,332
Greentown Service Group Company, Ltd.	84,000	92,037

49

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guangzhou Automobile Group Company, Ltd., H Shares	221,080	$236,065
Guangzhou R&F Properties Company, Ltd., H Shares	78,400	131,769
Guotai Junan Securities Company, Ltd., H Shares (B)	58,200	88,466
Haidilao International Holding, Ltd. (B)	28,000	117,684
Haitian International Holdings, Ltd.	48,400	108,169
Haitong Securities Company, Ltd., H Shares	219,700	219,200
Hengan International Group Company, Ltd.	53,600	353,900
HengTen Networks Group, Ltd. (A)	1,708,000	24,659
Hua Hong Semiconductor, Ltd. (B)	34,000	60,281
Huadian Power International Corp., Ltd., H Shares	118,000	42,955
Huaneng Power International, Inc., H Shares	277,700	137,638
Huaneng Renewables Corp., Ltd., H Shares	363,700	139,015
Huatai Securities Company, Ltd., H Shares (B)	124,100	186,050
Huazhu Group, Ltd., ADR	10,000	342,100
Industrial & Commercial Bank of China, Ltd., H Shares	4,918,800	3,505,577
Inner Mongolia Yitai Coal Company, Ltd., Class B	73,800	53,206
iQIYI, Inc., ADR (A)	9,600	183,840
JD.com, Inc., ADR (A)	55,800	1,821,870
Jiangsu Expressway Company, Ltd., H Shares	88,900	118,551
Jiangxi Copper Company, Ltd., H Shares	83,400	96,180
Kaisa Group Holdings, Ltd. (A)	187,000	73,606
Kingdee International Software Group Company, Ltd.	174,000	172,459
Kingsoft Corp., Ltd. (A)	62,200	137,600
KWG Group Holdings, Ltd. (A)	97,500	107,207
Legend Holdings Corp., H Shares (B)	28,600	58,796
Lenovo Group, Ltd.	544,000	359,220
Li Ning Company, Ltd.	148,500	476,351
Logan Property Holdings Company, Ltd.	106,000	155,434
Longfor Group Holdings, Ltd. (B)	135,400	554,240
Luye Pharma Group, Ltd. (B)	86,500	63,525
Maanshan Iron & Steel Company, Ltd., H Shares	122,000	46,279
Meitu, Inc. (A)(B)	161,700	29,743
Meituan Dianping, Class B (A)	75,800	1,000,254
Metallurgical Corp. of China, Ltd., H Shares	220,000	45,816
Momo, Inc., ADR	11,400	426,702
NetEase, Inc., ADR	5,300	1,671,196
New China Life Insurance Company, Ltd., H Shares	63,800	245,690
New Oriental Education & Technology Group, Inc., ADR (A)	10,800	1,307,664
NIO, Inc., ADR (A)	49,800	113,046
Noah Holdings, Ltd., ADR (A)	2,600	75,764
PetroChina Company, Ltd., H Shares	1,594,700	732,596
PICC Property & Casualty Company, Ltd., H Shares	530,950	614,357
Pinduoduo, Inc., ADR (A)	14,600	524,870
Ping An Insurance Group Company of China, Ltd., H Shares	424,300	4,818,057
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Postal Savings Bank of China Company, Ltd., H Shares (B)	596,000	$386,717
Seazen Group, Ltd. (A)	136,000	144,901
Semiconductor Manufacturing International Corp. (A)	227,800	290,310
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	152,000	183,443
Shanghai Electric Group Company, Ltd., H Shares	194,000	59,720
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	39,100	109,875
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	76,780	70,296
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	61,900	111,015
Shenzhou International Group Holdings, Ltd.	56,800	748,764
Shui On Land, Ltd.	273,500	57,250
Sihuan Pharmaceutical Holdings Group, Ltd.	293,400	33,349
SINA Corp. (A)	4,700	163,983
Sino-Ocean Group Holding, Ltd.	233,500	86,650
Sinopec Engineering Group Company, Ltd., H Shares	106,500	62,390
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	255,700	70,864
Sinopharm Group Company, Ltd., H Shares	89,500	295,596
Sinotrans, Ltd., H Shares	154,000	47,980
Sinotruk Hong Kong, Ltd.	52,500	88,651
SOHO China, Ltd.	156,200	53,908
Sunac China Holdings, Ltd.	185,300	904,140
Sunny Optical Technology Group Company, Ltd.	54,000	884,022
TAL Education Group, ADR (A)	29,100	1,287,966
Tencent Holdings, Ltd.	431,600	18,211,429
Tencent Music Entertainment Group, ADR (A)	7,000	87,010
The People's Insurance Company Group of China, Ltd., H Shares	670,200	268,814
Tingyi Cayman Islands Holding Corp.	148,700	241,944
Tong Ren Tang Technologies Company, Ltd., H Shares	41,000	35,349
TravelSky Technology, Ltd., H Shares	69,500	169,206
Trip.com Group, Ltd., ADR (A)	35,600	1,183,344
Tsingtao Brewery Company, Ltd., H Shares	29,000	179,312
Uni-President China Holdings, Ltd.	96,000	97,444
Vipshop Holdings, Ltd., ADR (A)	33,100	423,018
Want Want China Holdings, Ltd.	373,500	321,553
Weibo Corp., ADR (A)	4,180	178,946
Weichai Power Company, Ltd., H Shares	146,000	249,501
WuXi AppTec Company, Ltd., H Shares (B)	11,440	132,773
Wuxi Biologics Cayman, Inc. (A)(B)	42,000	474,590
Xiaomi Corp., Class B (A)(B)	589,400	673,936
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	58,400	64,973
Xinyi Solar Holdings, Ltd.	242,000	148,733
Yangzijiang Shipbuilding Holdings, Ltd.	200,100	150,669
Yanzhou Coal Mining Company, Ltd., H Shares	132,700	117,299
Yihai International Holding, Ltd. (A)	36,000	228,942

50

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yum China Holdings, Inc.	27,184	$1,210,232
Yuzhou Properties Company, Ltd.	132,000	60,783
YY, Inc., ADR (A)	4,200	267,918
Zhaojin Mining Industry Company, Ltd., H Shares	72,500	75,117
Zhejiang Expressway Company, Ltd., H Shares	105,800	92,547
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	24,500	84,642
Zhongsheng Group Holdings, Ltd.	42,500	150,633
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	41,100	140,403
Zijin Mining Group Company, Ltd., H Shares	425,200	159,248
ZTE Corp., H Shares (A)	57,100	152,015
ZTO Express Cayman, Inc., ADR	24,100	512,848
		110,290,640
Colombia - 0.0%
Bancolombia SA	12,097	141,020
Cementos Argos SA	23,088	41,685
Ecopetrol SA	266,183	244,835
Grupo Argos SA	14,900	74,308
Grupo de Inversiones Suramericana SA	12,184	112,727
Interconexion Electrica SA ESP	24,057	127,636
		742,211
Czech Republic - 0.0%
CEZ AS	11,263	247,742
Komercni banka AS	5,358	182,458
Moneta Money Bank AS (B)	34,132	116,559
		546,759
Denmark - 1.3%
A.P. Moller - Maersk A/S, Series A	319	414,188
A.P. Moller - Maersk A/S, Series B	545	761,712
Carlsberg A/S, Class B	8,920	1,283,258
Chr. Hansen Holding A/S	8,790	667,534
Coloplast A/S, B Shares	9,892	1,168,698
Danske Bank A/S	53,841	726,936
Demant A/S (A)	9,111	278,780
DSV Panalpina A/S	18,252	1,987,374
Genmab A/S (A)	5,430	1,265,128
H Lundbeck A/S	5,766	220,898
ISS A/S	12,951	297,255
Novo Nordisk A/S, B Shares	148,319	8,337,332
Novozymes A/S, B Shares	17,793	850,103
Orsted A/S (B)	15,773	1,453,690
Pandora A/S	8,366	336,789
Tryg A/S	10,572	303,997
Vestas Wind Systems A/S	15,794	1,503,137
		21,856,809
Finland - 0.3%
Elisa OYJ	2,826	151,044
Fortum OYJ	9,388	221,251
Kone OYJ, B Shares	7,214	451,625
Metso OYJ	2,283	87,536
Neste OYJ	8,894	300,644
Nokia OYJ (A)	121,218	428,919
Nokian Renkaat OYJ	2,499	67,623
Nordea Bank ABP	305,466	2,163,638
Orion OYJ, Class B	2,180	94,876
Sampo OYJ, A Shares	10,316	417,136
Stora Enso OYJ, R Shares	12,541	168,575
UPM-Kymmene OYJ	11,466	383,038
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Wartsila OYJ ABP	9,526	$95,889
		5,031,794
France - 10.1%
Accor SA	19,920	852,115
Aeroports de Paris	3,202	626,227
Air Liquide SA	51,429	6,972,782
Airbus SE	63,573	9,341,678
Alstom SA	20,622	899,298
Amundi SA (B)	6,605	499,992
Arkema SA	7,521	779,415
Atos SE	10,693	908,293
AXA SA	212,909	5,792,638
BioMerieux	4,484	405,405
BNP Paribas SA	122,513	6,868,260
Bollore SA	94,880	405,542
Bouygues SA	24,300	992,644
Bureau Veritas SA	31,085	813,860
Capgemini SE	17,280	2,044,106
Carrefour SA	64,219	1,059,841
Casino Guichard Perrachon SA	5,944	261,610
Cie de Saint-Gobain	53,667	2,172,874
Cie Generale des Etablissements Michelin SCA	18,590	2,229,346
CNP Assurances	20,307	400,962
Covivio	4,830	534,319
Credit Agricole SA	124,868	1,703,988
Danone SA	67,214	5,530,498
Dassault Aviation SA	272	370,105
Dassault Systemes SE	14,280	2,249,557
Edenred	26,010	1,291,192
Eiffage SA	8,496	927,360
Electricite de France SA	65,762	675,477
Engie SA	198,862	3,145,541
EssilorLuxottica SA	30,849	4,791,457
Eurazeo SE	4,357	296,911
Eutelsat Communications SA	18,800	308,412
Faurecia SE	8,303	440,135
Gecina SA	4,917	849,472
Getlink SE	47,407	799,595
Hermes International	3,446	2,582,035
ICADE	3,137	314,102
Iliad SA	2,865	364,698
Imerys SA	3,911	155,153
Ingenico Group SA	6,528	696,735
Ipsen SA	4,105	463,639
JCDecaux SA	7,977	228,530
Kering SA	8,253	4,969,861
Klepierre SA	21,629	776,262
Legrand SA	29,014	2,290,801
L'Oreal SA	27,510	7,843,707
LVMH Moet Hennessy Louis Vuitton SE	30,260	13,547,392
Natixis SA	103,434	431,824
Orange SA	216,644	3,579,591
Pernod Ricard SA	23,099	4,243,323
Peugeot SA	64,192	1,548,993
Publicis Groupe SA	23,026	1,011,726
Remy Cointreau SA	2,433	313,432
Renault SA	20,988	1,004,339
Safran SA	35,655	5,829,515
Sanofi	122,504	11,419,621
Sartorius Stedim Biotech	3,014	478,502
Schneider Electric SE	59,934	5,781,620
SCOR SE	17,799	764,534

51

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
SEB SA	2,463	$382,683
Societe BIC SA	2,726	187,712
Societe Generale SA	83,607	2,627,440
Sodexo SA	9,566	1,115,002
Suez	36,890	546,120
Teleperformance	6,366	1,508,170
Thales SA	11,579	1,134,281
TOTAL SA	260,198	13,648,568
Ubisoft Entertainment SA (A)	9,085	551,838
Unibail-Rodamco-Westfield	15,029	2,349,464
Valeo SA	26,179	1,031,014
Veolia Environnement SA	58,318	1,493,227
Vinci SA	55,572	6,057,982
Vivendi SA	99,571	2,733,361
Wendel SA	2,904	391,356
Worldline SA (A)(B)	10,906	705,894
		175,344,954
Germany - 6.1%
1&1 Drillisch AG	4,841	127,971
adidas AG	16,306	5,084,154
Allianz SE	38,573	9,225,413
Axel Springer SE	2,839	199,146
Axel Springer SE, Tender Offer (A)	1,426	98,310
BASF SE	83,068	6,235,278
Bayer AG	84,328	6,368,810
Bayerische Motoren Werke AG	29,811	2,404,135
Beiersdorf AG	9,040	1,053,133
Brenntag AG	13,928	742,258
Carl Zeiss Meditec AG, Bearer Shares	3,624	442,832
Commerzbank AG	91,092	526,197
Continental AG	9,943	1,299,530
Covestro AG (B)	15,767	737,656
Daimler AG	82,215	4,627,682
Delivery Hero SE (A)(B)	10,176	537,416
Deutsche Bank AG	177,718	1,276,359
Deutsche Boerse AG	17,133	2,622,067
Deutsche Lufthansa AG	21,675	411,058
Deutsche Post AG	89,475	3,335,712
Deutsche Telekom AG	300,794	5,050,146
Deutsche Wohnen SE	32,093	1,253,576
E.ON SE	198,534	2,077,438
Evonik Industries AG	16,908	490,336
Fraport AG Frankfurt Airport Services Worldwide	3,709	315,372
Fresenius Medical Care AG & Company KGaA	19,488	1,426,726
Fresenius SE & Company KGaA	37,718	2,063,407
GEA Group AG	13,866	445,168
Hannover Rueck SE	5,665	1,051,138
HeidelbergCement AG	13,457	991,612
Henkel AG & Company KGaA	9,371	905,279
HOCHTIEF AG	2,232	274,119
HUGO BOSS AG	5,733	269,900
Infineon Technologies AG	113,015	2,408,524
KION Group AG	5,881	389,146
Knorr-Bremse AG	4,348	422,590
LANXESS AG	7,896	526,126
Merck KGaA	11,666	1,361,669
METRO AG	16,018	258,123
MTU Aero Engines AG	4,698	1,271,808
Muenchener Rueckversicherungs-Gesellschaft AG	13,200	3,787,621
Puma SE	7,492	562,445
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
RWE AG	49,447	$1,464,972
SAP SE	88,827	12,067,689
Siemens AG	69,180	8,914,817
Siemens Healthineers AG (B)	13,476	653,510
Symrise AG	11,596	1,124,263
Telefonica Deutschland Holding AG	78,942	240,994
thyssenkrupp AG	36,551	457,172
TUI AG	24,192	331,592
Uniper SE	18,153	585,757
United Internet AG	11,144	377,285
Volkswagen AG	2,957	562,810
Vonovia SE	45,732	2,380,444
Wirecard AG	10,610	1,396,556
Zalando SE (A)(B)	12,486	537,068
		106,052,315
Hong Kong - 1.5%
AIA Group, Ltd.	247,200	2,473,782
Alibaba Health Information Technology, Ltd. (A)	267,100	302,295
Alibaba Pictures Group, Ltd. (A)	1,095,600	182,004
ASM Pacific Technology, Ltd.	6,000	78,323
Beijing Enterprises Holdings, Ltd.	38,000	167,956
Beijing Enterprises Water Group, Ltd. (A)	414,500	203,391
BOC Hong Kong Holdings, Ltd.	74,500	253,082
Bosideng International Holdings, Ltd.	244,000	116,564
Brilliance China Automotive Holdings, Ltd.	229,500	236,780
Budweiser Brewing Company APAC, Ltd. (A)(B)	24,400	86,963
China Agri-Industries Holdings, Ltd.	181,000	95,050
China Ding Yi Feng Holdings, Ltd. (C)	88,000	852
China Education Group Holdings, Ltd.	46,000	62,288
China Everbright International, Ltd.	276,200	208,909
China Everbright, Ltd.	71,100	114,266
China First Capital Group, Ltd. (A)	224,000	11,728
China Gas Holdings, Ltd.	137,600	511,454
China Jinmao Holdings Group, Ltd.	394,900	262,644
China Mengniu Dairy Company, Ltd. (A)	207,900	795,371
China Merchants Port Holdings Company, Ltd.	100,300	156,028
China Mobile, Ltd.	463,900	3,497,592
China Overseas Land & Investment, Ltd.	289,500	971,619
China Power International Development, Ltd.	322,000	66,667
China Resources Beer Holdings Company, Ltd.	111,200	582,428
China Resources Cement Holdings, Ltd.	186,000	222,843
China Resources Gas Group, Ltd.	67,100	373,618
China Resources Land, Ltd.	209,700	907,835
China Resources Power Holdings Company, Ltd.	145,100	188,684
China State Construction International Holdings, Ltd.	153,500	121,134
China Taiping Insurance Holdings Company, Ltd.	127,000	293,608
China Traditional Chinese Medicine Holdings Company, Ltd.	174,000	77,578
China Unicom Hong Kong, Ltd.	461,300	395,182
CITIC, Ltd.	439,600	550,314
CK Asset Holdings, Ltd.	53,000	352,420
CK Hutchison Holdings, Ltd.	55,000	499,491
CK Infrastructure Holdings, Ltd.	13,000	87,990

52

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CLP Holdings, Ltd.	32,500	$334,878
COSCO SHIPPING Ports, Ltd.	125,700	102,257
Dairy Farm International Holdings, Ltd.	6,200	36,257
Far East Horizon, Ltd.	160,800	145,996
Galaxy Entertainment Group, Ltd.	44,000	288,127
Geely Automobile Holdings, Ltd.	378,300	707,462
Guangdong Investment, Ltd.	218,900	452,656
Haier Electronics Group Company, Ltd.	95,700	266,012
Hang Lung Properties, Ltd.	40,000	81,898
Hang Seng Bank, Ltd.	15,300	311,892
Henderson Land Development Company, Ltd.	30,041	144,588
HK Electric Investments & HK Electric Investments, Ltd.	39,000	38,203
HKT Trust & HKT, Ltd.	71,000	104,126
Hong Kong & China Gas Company, Ltd.	202,646	385,998
Hong Kong Exchanges & Clearing, Ltd.	24,300	769,592
Hongkong Land Holdings, Ltd.	23,300	128,108
Hutchison China MediTech, Ltd., ADR (A)	4,500	108,495
Hysan Development Company, Ltd.	12,000	45,229
Jardine Matheson Holdings, Ltd.	4,500	252,963
Jardine Strategic Holdings, Ltd.	4,500	142,883
Kerry Properties, Ltd.	13,500	43,557
Kingboard Holdings, Ltd.	49,700	136,817
Kingboard Laminates Holdings, Ltd.	82,500	93,048
Kunlun Energy Company, Ltd.	242,900	205,713
Lee & Man Paper Manufacturing, Ltd.	100,500	68,035
Link REIT	42,000	428,885
Melco Resorts & Entertainment, Ltd., ADR	4,300	91,504
MTR Corp., Ltd.	31,000	173,952
New World Development Company, Ltd.	125,000	163,106
Nine Dragons Paper Holdings, Ltd.	123,900	126,144
NWS Holdings, Ltd.	32,000	42,936
PCCW, Ltd.	67,000	40,400
Power Assets Holdings, Ltd.	27,000	187,709
Shanghai Industrial Holdings, Ltd.	35,900	64,663
Shangri-La Asia, Ltd.	25,000	25,934
Shenzhen International Holdings, Ltd.	71,000	150,007
Shenzhen Investment, Ltd.	220,000	86,559
Shimao Property Holdings, Ltd.	87,900	318,479
Sino Biopharmaceutical, Ltd.	523,900	675,975
Sino Land Company, Ltd.	63,000	94,557
SJM Holdings, Ltd.	41,000	41,817
SSY Group, Ltd.	114,000	89,692
Sun Art Retail Group, Ltd.	177,700	201,040
Sun Hung Kai Properties, Ltd.	32,500	473,476
Swire Pacific, Ltd., Class A	10,000	90,289
Swire Properties, Ltd.	23,800	74,107
Techtronic Industries Company, Ltd.	28,000	210,444
The Bank of East Asia, Ltd.	24,000	54,140
The Wharf Holdings, Ltd.	25,000	60,532
Towngas China Company, Ltd. (A)	72,000	50,884
Vitasoy International Holdings, Ltd.	14,000	53,816
WH Group, Ltd. (B)	195,500	200,756
Wharf Real Estate Investment Company, Ltd.	25,000	138,828
Wheelock & Company, Ltd.	17,000	105,697
Yue Yuen Industrial Holdings, Ltd.	14,000	41,405
Yuexiu Property Company, Ltd.	524,000	111,853
		25,573,109
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	32,993	$318,885
OTP Bank Nyrt	18,075	850,093
Richter Gedeon Nyrt	11,268	215,777
		1,384,755
Indonesia - 0.1%
Adaro Energy Tbk PT	247,400	21,557
Astra International Tbk PT	342,200	157,581
Bank Central Asia Tbk PT	165,300	367,869
Bank Mandiri Persero Tbk PT	316,800	156,460
Bank Negara Indonesia Persero Tbk PT	128,600	68,301
Bank Rakyat Indonesia Persero Tbk PT	949,600	275,117
Bank Tabungan Negara Persero Tbk PT	70,900	10,697
Barito Pacific Tbk PT	474,200	45,716
Bukit Asam Tbk PT	48,900	8,384
Bumi Serpong Damai Tbk PT (A)	128,700	11,402
Charoen Pokphand Indonesia Tbk PT	127,600	60,807
Gudang Garam Tbk PT	8,500	30,348
Hanjaya Mandala Sampoerna Tbk PT	167,200	22,919
Indah Kiat Pulp & Paper Corp. Tbk PT	48,000	23,112
Indocement Tunggal Prakarsa Tbk PT	30,700	42,189
Indofood CBP Sukses Makmur Tbk PT	37,200	29,869
Indofood Sukses Makmur Tbk PT	72,300	40,706
Jasa Marga Persero Tbk PT	33,100	11,582
Kalbe Farma Tbk PT	342,700	37,016
Pabrik Kertas Tjiwi Kimia Tbk PT	24,400	15,894
Pakuwon Jati Tbk PT	284,000	11,378
Perusahaan Gas Negara Tbk PT	191,300	26,033
Semen Indonesia Persero Tbk PT	50,700	41,145
Surya Citra Media Tbk PT	101,200	8,604
Telekomunikasi Indonesia Persero Tbk PT	842,700	234,102
Unilever Indonesia Tbk PT	24,600	72,858
United Tractors Tbk PT	27,900	41,367
		1,873,013
Ireland - 0.6%
AerCap Holdings NV (A)	10,100	624,281
AIB Group PLC	66,212	216,372
Bank of Ireland Group PLC	78,700	394,662
CRH PLC	65,329	2,499,383
DCC PLC	5,369	458,447
Experian PLC	49,814	1,652,379
Flutter Entertainment PLC	6,331	725,533
James Hardie Industries PLC, CHESS Depositary Interest	12,194	239,097
Kerry Group PLC, Class A	12,848	1,647,552
Kingspan Group PLC	12,299	661,684
Smurfit Kappa Group PLC	18,288	648,731
		9,768,121
Isle of Man - 0.0%
GVC Holdings PLC	31,976	352,077
Israel - 0.3%
Azrieli Group, Ltd.	3,389	264,349
Bank Hapoalim BM	86,207	695,210
Bank Leumi Le-Israel BM	112,740	817,071
Check Point Software Technologies, Ltd. (A)	9,000	1,060,920
CyberArk Software, Ltd. (A)	2,800	343,140
Israel Chemicals, Ltd.	55,113	258,262
Israel Discount Bank, Ltd., Class A	90,713	417,219
Mizrahi Tefahot Bank, Ltd.	11,161	298,195
Nice, Ltd. (A)	4,625	700,488
Teva Pharmaceutical Industries, Ltd. (A)	8,996	93,494

53

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Teva Pharmaceutical Industries, Ltd., ADR (A)	71,100	$740,862
Wix.com, Ltd. (A)	3,500	423,115
		6,112,325
Italy - 2.0%
Assicurazioni Generali SpA	128,257	2,615,662
Atlantia SpA	56,943	1,260,926
Davide Campari-Milano SpA	66,142	603,439
Enel SpA	935,510	7,070,631
Eni SpA	291,714	4,395,467
Ferrari NV	14,035	2,368,765
FinecoBank Banca Fineco SpA	69,696	862,674
Intesa Sanpaolo SpA	1,709,694	4,325,871
Leonardo SpA	46,627	544,402
Mediobanca Banca di Credito Finanziario SpA	70,476	786,942
Moncler SpA	20,752	908,379
Pirelli & C. SpA (B)	45,637	258,411
Poste Italiane SpA (B)	62,330	726,590
Prysmian SpA	27,727	631,366
Recordati SpA	11,914	499,434
Snam SpA	232,194	1,153,628
Telecom Italia SpA (A)	1,032,708	645,847
Telecom Italia SpA	707,826	435,510
Terna Rete Elettrica Nazionale SpA	159,630	1,024,493
UniCredit SpA	231,370	3,193,678
		34,312,115
Japan - 19.7%
ABC-Mart, Inc.	3,100	206,606
Acom Company, Ltd.	38,200	158,636
Advantest Corp.	19,200	940,442
Aeon Company, Ltd.	62,800	1,282,900
AEON Financial Service Company, Ltd.	10,900	164,884
Aeon Mall Company, Ltd.	9,600	154,439
AGC, Inc.	17,600	643,594
Air Water, Inc.	14,400	231,489
Aisin Seiki Company, Ltd.	15,600	590,514
Ajinomoto Company, Inc.	42,100	702,000
Alfresa Holdings Corp.	18,100	374,274
Alps Alpine Company, Ltd.	20,100	453,210
Amada Holdings Company, Ltd.	32,100	358,141
ANA Holdings, Inc.	11,000	374,782
Aozora Bank, Ltd.	11,100	282,927
Asahi Group Holdings, Ltd.	34,900	1,680,329
Asahi Intecc Company, Ltd.	18,800	548,276
Asahi Kasei Corp.	121,900	1,370,514
Astellas Pharma, Inc.	181,900	3,105,537
Bandai Namco Holdings, Inc.	19,200	1,164,604
Benesse Holdings, Inc.	6,800	179,567
Bridgestone Corp.	54,900	2,195,857
Brother Industries, Ltd.	21,600	428,799
Calbee, Inc.	7,600	244,851
Canon, Inc.	96,300	2,667,664
Casio Computer Company, Ltd.	18,700	356,945
Central Japan Railway Company	13,900	2,808,949
Chubu Electric Power Company, Inc.	62,000	864,515
Chugai Pharmaceutical Company, Ltd.	21,600	1,886,910
Coca-Cola Bottlers Japan Holdings, Inc.	11,800	283,667
Concordia Financial Group, Ltd.	102,200	415,004
Credit Saison Company, Ltd.	15,300	253,099
CyberAgent, Inc.	9,700	335,185
Dai Nippon Printing Company, Ltd.	23,400	626,383
Daicel Corp.	24,100	237,095
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daifuku Company, Ltd.	9,800	$570,802
Dai-ichi Life Holdings, Inc.	105,500	1,701,313
Daiichi Sankyo Company, Ltd.	54,600	3,425,917
Daikin Industries, Ltd.	24,000	3,457,469
Daito Trust Construction Company, Ltd.	6,900	845,461
Daiwa House Industry Company, Ltd.	54,600	1,671,597
Daiwa House REIT Investment Corp.	176	481,319
Daiwa Securities Group, Inc.	147,000	745,778
Denso Corp.	41,700	1,863,546
Dentsu, Inc.	20,800	755,245
Disco Corp.	2,600	562,061
East Japan Railway Company	29,400	2,705,647
Eisai Company, Ltd.	24,300	1,801,673
Electric Power Development Company, Ltd.	14,000	335,817
FamilyMart Company, Ltd.	24,400	575,256
FANUC Corp.	18,700	3,570,627
Fast Retailing Company, Ltd.	5,600	3,414,056
Fuji Electric Company, Ltd.	12,300	378,879
FUJIFILM Holdings Corp.	34,700	1,640,801
Fujitsu, Ltd.	18,900	1,719,777
Fukuoka Financial Group, Inc.	16,700	318,449
GMO Payment Gateway, Inc.	3,900	276,714
Hakuhodo DY Holdings, Inc.	22,300	360,816
Hamamatsu Photonics KK	13,400	543,655
Hankyu Hanshin Holdings, Inc.	21,900	941,413
Hikari Tsushin, Inc.	2,000	466,770
Hino Motors, Ltd.	27,900	273,150
Hirose Electric Company, Ltd.	3,100	382,023
Hisamitsu Pharmaceutical Company, Inc.	5,000	245,518
Hitachi Chemical Company, Ltd.	10,100	363,614
Hitachi Construction Machinery Company, Ltd.	10,500	277,109
Hitachi High-Technologies Corp.	6,700	437,639
Hitachi Metals, Ltd.	20,600	288,598
Hitachi, Ltd.	93,200	3,670,592
Honda Motor Company, Ltd.	157,200	4,418,818
Hoshizaki Corp.	5,200	455,007
Hoya Corp.	36,700	3,353,054
Hulic Company, Ltd.	28,700	322,822
Idemitsu Kosan Company, Ltd.	18,897	515,842
IHI Corp.	14,200	331,576
Iida Group Holdings Company, Ltd.	14,200	252,561
Inpex Corp.	98,300	959,929
Isetan Mitsukoshi Holdings, Ltd.	32,000	285,083
Isuzu Motors, Ltd.	53,200	622,955
ITOCHU Corp.	130,000	2,838,460
Itochu Techno-Solutions Corp.	9,100	243,218
J Front Retailing Company, Ltd.	21,900	288,059
Japan Airlines Company, Ltd.	11,000	341,945
Japan Airport Terminal Company, Ltd.	4,900	254,956
Japan Exchange Group, Inc.	49,000	834,135
Japan Post Bank Company, Ltd.	38,800	375,965
Japan Post Holdings Company, Ltd.	156,300	1,470,234
Japan Prime Realty Investment Corp.	72	327,656
Japan Real Estate Investment Corp.	124	843,856
Japan Retail Fund Investment Corp.	244	555,492
Japan Tobacco, Inc.	115,600	2,633,920
JFE Holdings, Inc.	47,600	607,108
JGC Holdings Corp.	21,300	309,948
JSR Corp.	18,600	329,528
JTEKT Corp.	20,100	250,042
JXTG Holdings, Inc.	309,900	1,377,682
Kajima Corp.	43,600	575,454

54

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kakaku.com, Inc.	12,900	$311,621
Kamigumi Company, Ltd.	10,200	226,255
Kaneka Corp.	4,700	152,319
Kansai Paint Company, Ltd.	17,100	431,373
Kao Corp.	47,000	3,700,392
Kawasaki Heavy Industries, Ltd.	13,700	307,958
KDDI Corp.	170,000	4,884,249
Keihan Holdings Company, Ltd.	9,100	445,128
Keikyu Corp.	21,000	432,374
Keio Corp.	9,800	629,075
Keisei Electric Railway Company, Ltd.	12,300	507,466
Keyence Corp.	17,600	6,026,220
Kikkoman Corp.	14,000	704,307
Kintetsu Group Holdings Company, Ltd.	16,300	922,511
Kirin Holdings Company, Ltd.	79,200	1,754,349
Kobayashi Pharmaceutical Company, Ltd.	4,700	386,002
Kobe Steel, Ltd.	30,200	154,342
Koito Manufacturing Company, Ltd.	10,100	520,976
Komatsu, Ltd.	89,200	2,096,840
Konami Holdings Corp.	8,800	387,697
Konica Minolta, Inc.	43,600	285,947
Kose Corp.	3,200	510,194
Kubota Corp.	101,000	1,559,424
Kuraray Company, Ltd.	31,000	375,111
Kurita Water Industries, Ltd.	9,500	265,842
Kyocera Corp.	31,000	2,112,122
Kyowa Kirin Company, Ltd.	23,300	494,909
Kyushu Electric Power Company, Inc.	36,000	317,045
Kyushu Railway Company	15,300	521,311
Lawson, Inc.	4,700	256,263
LINE Corp. (A)	5,700	268,427
Lion Corp.	21,400	431,537
LIXIL Group Corp.	25,600	432,790
M3, Inc.	42,500	1,169,692
Makita Corp.	21,600	715,153
Marubeni Corp.	151,800	1,122,596
Marui Group Company, Ltd.	18,200	438,407
Maruichi Steel Tube, Ltd.	5,200	149,763
Mazda Motor Corp.	54,500	483,623
McDonald's Holdings Company Japan, Ltd.	6,200	306,630
Mebuki Financial Group, Inc.	84,500	218,702
Medipal Holdings Corp.	17,600	377,904
MEIJI Holdings Company, Ltd.	11,000	748,119
Mercari, Inc. (A)	7,200	158,940
MINEBEA MITSUMI, Inc.	35,100	681,070
MISUMI Group, Inc.	27,400	679,502
Mitsubishi Chemical Holdings Corp.	124,000	920,232
Mitsubishi Corp.	130,500	3,420,585
Mitsubishi Electric Corp.	176,200	2,435,819
Mitsubishi Estate Company, Ltd.	113,700	2,085,323
Mitsubishi Gas Chemical Company, Inc.	15,700	245,733
Mitsubishi Heavy Industries, Ltd.	30,800	1,179,358
Mitsubishi Materials Corp.	10,600	283,446
Mitsubishi Motors Corp.	64,300	288,127
Mitsubishi Tanabe Pharma Corp.	21,400	391,855
Mitsubishi UFJ Financial Group, Inc.	1,184,800	6,280,377
Mitsubishi UFJ Lease & Finance Company, Ltd.	39,600	254,677
Mitsui & Company, Ltd.	159,900	2,836,188
Mitsui Chemicals, Inc.	17,900	429,245
Mitsui Fudosan Company, Ltd.	85,800	2,136,448
Mitsui OSK Lines, Ltd.	11,100	291,270
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mizuho Financial Group, Inc.	2,321,300	$3,594,466
MonotaRO Company, Ltd.	12,100	340,803
MS&AD Insurance Group Holdings, Inc.	47,000	1,521,496
Murata Manufacturing Company, Ltd.	55,300	3,207,914
Nabtesco Corp.	10,900	335,081
Nagoya Railroad Company, Ltd.	17,600	561,197
NEC Corp.	23,800	952,275
Nexon Company, Ltd. (A)	47,400	647,557
NGK Insulators, Ltd.	25,300	417,206
NGK Spark Plug Company, Ltd.	15,000	300,517
NH Foods, Ltd.	7,800	327,274
Nidec Corp.	21,500	3,182,251
Nikon Corp.	30,900	424,278
Nintendo Company, Ltd.	10,800	4,182,145
Nippon Building Fund, Inc.	127	952,853
Nippon Electric Glass Company, Ltd.	7,700	163,395
Nippon Express Company, Ltd.	7,500	475,999
Nippon Paint Holdings Company, Ltd.	14,200	757,966
Nippon Prologis REIT, Inc.	186	498,934
Nippon Steel Corp.	78,000	1,145,013
Nippon Telegraph & Telephone Corp.	62,000	3,132,185
Nippon Yusen KK	14,700	252,478
Nissan Chemical Corp.	12,100	479,620
Nissan Motor Company, Ltd.	223,400	1,379,499
Nisshin Seifun Group, Inc.	18,900	355,322
Nissin Foods Holdings Company, Ltd.	6,100	457,403
Nitori Holdings Company, Ltd.	7,700	1,207,545
Nitto Denko Corp.	15,300	858,929
Nomura Holdings, Inc.	319,800	1,639,131
Nomura Real Estate Holdings, Inc.	12,000	290,283
Nomura Real Estate Master Fund, Inc.	387	706,163
Nomura Research Institute, Ltd.	32,600	688,139
NSK, Ltd.	34,800	336,685
NTT Data Corp.	60,500	825,322
NTT DOCOMO, Inc.	128,300	3,522,659
Obayashi Corp.	62,900	667,085
Obic Company, Ltd.	6,200	823,645
Odakyu Electric Railway Company, Ltd.	28,000	688,894
Oji Holdings Corp.	83,200	475,568
Olympus Corp.	112,200	1,666,347
Omron Corp.	18,600	1,093,352
Ono Pharmaceutical Company, Ltd.	36,500	819,342
Oracle Corp. Japan	3,600	331,510
Oriental Land Company, Ltd.	19,200	2,657,731
ORIX Corp.	128,100	2,099,833
Osaka Gas Company, Ltd.	35,800	671,181
Otsuka Corp.	10,000	400,952
Otsuka Holdings Company, Ltd.	37,600	1,641,180
Pan Pacific International Holdings Corp.	42,400	688,073
Panasonic Corp.	212,900	2,008,779
Park24 Company, Ltd.	11,100	268,766
PeptiDream, Inc. (A)	8,900	409,463
Persol Holdings Company, Ltd.	17,200	316,648
Pigeon Corp.	11,100	516,515
Pola Orbis Holdings, Inc.	8,800	217,166
Rakuten, Inc.	82,700	718,537
Recruit Holdings Company, Ltd.	130,700	4,737,663
Renesas Electronics Corp. (A)	73,400	478,800
Resona Holdings, Inc.	201,600	855,586
Ricoh Company, Ltd.	64,400	663,716
Rinnai Corp.	3,200	245,836
Rohm Company, Ltd.	9,000	757,630
Ryohin Keikaku Company, Ltd.	22,900	521,951
Sankyo Company, Ltd.	4,000	135,361

55

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Santen Pharmaceutical Company, Ltd.	34,600	$648,522
SBI Holdings, Inc.	22,800	473,901
Secom Company, Ltd.	20,100	1,706,983
Sega Sammy Holdings, Inc.	16,500	238,288
Seibu Holdings, Inc.	18,900	333,388
Seiko Epson Corp.	26,900	409,862
Sekisui Chemical Company, Ltd.	35,100	611,629
Sekisui House, Ltd.	60,000	1,297,600
Seven & i Holdings Company, Ltd.	72,500	2,705,434
Seven Bank, Ltd.	54,400	168,603
SG Holdings Company, Ltd.	13,700	328,932
Sharp Corp.	20,700	312,896
Shimadzu Corp.	21,400	644,974
Shimamura Company, Ltd.	2,100	168,503
Shimano, Inc.	7,100	1,149,183
Shimizu Corp.	57,100	547,264
Shin-Etsu Chemical Company, Ltd.	35,000	3,762,117
Shinsei Bank, Ltd.	18,700	296,213
Shionogi & Company, Ltd.	25,900	1,524,594
Shiseido Company, Ltd.	38,500	2,783,368
Showa Denko KK	13,200	352,815
SMC Corp.	5,500	2,495,624
Softbank Corp.	160,600	2,181,634
SoftBank Group Corp.	158,900	6,181,596
Sohgo Security Services Company, Ltd.	6,800	353,787
Sompo Holdings, Inc.	33,000	1,301,924
Sony Corp.	122,400	7,767,248
Sony Financial Holdings, Inc.	15,500	359,930
Stanley Electric Company, Ltd.	12,500	346,340
Subaru Corp.	59,200	1,551,510
SUMCO Corp.	24,000	371,692
Sumitomo Chemical Company, Ltd.	144,900	654,283
Sumitomo Corp.	114,900	1,733,002
Sumitomo Dainippon Pharma Company, Ltd.	15,300	289,047
Sumitomo Electric Industries, Ltd.	72,500	1,083,434
Sumitomo Heavy Industries, Ltd.	10,800	309,083
Sumitomo Metal Mining Company, Ltd.	22,400	679,467
Sumitomo Mitsui Financial Group, Inc.	128,000	4,686,893
Sumitomo Mitsui Trust Holdings, Inc.	31,900	1,222,448
Sumitomo Realty & Development Company, Ltd.	31,900	1,112,287
Sumitomo Rubber Industries, Ltd.	16,200	205,980
Sundrug Company, Ltd.	6,800	239,030
Suntory Beverage & Food, Ltd.	13,300	577,538
Suzuken Company, Ltd.	6,900	301,966
Suzuki Motor Corp.	35,400	1,571,678
Sysmex Corp.	16,100	1,116,426
T&D Holdings, Inc.	55,300	651,429
Taiheiyo Cement Corp.	11,700	338,597
Taisei Corp.	19,500	765,587
Taisho Pharmaceutical Holdings Company, Ltd.	3,400	251,134
Taiyo Nippon Sanso Corp.	12,600	280,804
Takeda Pharmaceutical Company, Ltd.	143,096	5,830,172
TDK Corp.	12,500	1,314,601
Teijin, Ltd.	17,100	321,849
Terumo Corp.	62,100	2,181,189
The Bank of Kyoto, Ltd.	5,100	210,555
The Chiba Bank, Ltd.	52,600	300,104
The Chugoku Electric Power Company, Inc.	25,900	342,392
The Kansai Electric Power Company, Inc.	67,900	774,640
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Shizuoka Bank, Ltd.	43,700	$332,857
The Yokohama Rubber Company, Ltd.	11,400	235,010
THK Company, Ltd.	11,700	329,054
Tobu Railway Company, Ltd.	18,100	662,949
Toho Company, Ltd.	10,800	438,929
Toho Gas Company, Ltd.	7,000	264,446
Tohoku Electric Power Company, Inc.	40,900	405,605
Tokio Marine Holdings, Inc.	62,300	3,389,386
Tokyo Century Corp.	4,200	224,291
Tokyo Electric Power Company Holdings, Inc. (A)	147,400	646,633
Tokyo Electron, Ltd.	15,100	3,123,530
Tokyo Gas Company, Ltd.	36,700	886,481
Tokyu Corp.	47,800	943,804
Tokyu Fudosan Holdings Corp.	58,600	402,485
Toppan Printing Company, Ltd.	27,000	537,632
Toray Industries, Inc.	133,800	885,686
Toshiba Corp.	49,600	1,781,627
Tosoh Corp.	25,300	377,029
TOTO, Ltd.	13,600	595,613
Toyo Seikan Group Holdings, Ltd.	13,600	237,181
Toyo Suisan Kaisha, Ltd.	8,400	362,488
Toyoda Gosei Company, Ltd.	6,200	144,955
Toyota Industries Corp.	14,100	829,055
Toyota Motor Corp.	219,800	15,376,920
Toyota Tsusho Corp.	20,600	720,575
Trend Micro, Inc.	12,100	653,829
Tsuruha Holdings, Inc.	3,500	417,767
Unicharm Corp.	38,800	1,271,811
United Urban Investment Corp.	272	529,132
USS Company, Ltd.	20,900	405,821
Welcia Holdings Company, Ltd.	4,500	276,244
West Japan Railway Company	15,700	1,383,344
Yakult Honsha Company, Ltd.	11,500	675,158
Yamada Denki Company, Ltd.	58,600	292,532
Yamaha Corp.	13,800	761,000
Yamaha Motor Company, Ltd.	26,900	562,507
Yamato Holdings Company, Ltd.	29,700	508,482
Yamazaki Baking Company, Ltd.	11,500	211,011
Yaskawa Electric Corp.	23,200	853,459
Yokogawa Electric Corp.	21,900	401,411
Z Holdings Corp.	255,600	880,981
ZOZO, Inc.	19,500	388,180
		344,184,106
Luxembourg - 0.2%
ArcelorMittal	72,851	1,244,042
Aroundtown SA	81,251	705,062
Eurofins Scientific SE	1,250	656,350
Millicom International Cellular SA	6,141	274,719
Reinet Investments SCA	12,176	236,625
RTL Group SA	3,443	164,244
SES SA	39,531	524,590
Tenaris SA	53,925	573,131
		4,378,763
Macau - 0.0%
MGM China Holdings, Ltd.	19,600	29,154
Sands China, Ltd.	49,600	234,881
Wynn Macau, Ltd.	32,400	71,255
		335,290
Malaysia - 0.1%
AirAsia Group BHD	35,800	14,495
Alliance Bank Malaysia BHD	17,900	11,571
AMMB Holdings BHD	32,100	30,668

56

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Axiata Group BHD	51,600	$51,028
British American Tobacco Malaysia BHD	2,800	10,931
CIMB Group Holdings BHD	90,000	111,609
Dialog Group BHD	61,500	49,325
DiGi.Com BHD	55,600	59,672
Fraser & Neave Holdings BHD	2,500	20,803
Gamuda BHD	33,500	30,150
Genting BHD	41,900	58,477
Genting Malaysia BHD	56,400	42,391
Genting Plantations BHD	3,300	8,160
HAP Seng Consolidated BHD	10,500	24,892
Hartalega Holdings BHD	27,200	34,197
Hong Leong Bank BHD	11,300	45,719
Hong Leong Financial Group BHD	4,100	16,003
IHH Healthcare BHD	39,200	50,419
IJM Corp. BHD	51,800	25,932
IOI Corp. BHD	32,000	33,335
Kuala Lumpur Kepong BHD	7,300	40,798
Malayan Banking BHD	69,600	142,141
Malaysia Airports Holdings BHD	17,900	35,555
Maxis BHD	41,500	51,515
MISC BHD	22,200	43,337
Nestle Malaysia BHD	1,200	41,184
Petronas Chemicals Group BHD	46,700	78,959
Petronas Dagangan BHD	3,300	18,091
Petronas Gas BHD	11,500	42,677
PPB Group BHD	9,800	42,722
Press Metal Aluminium Holdings BHD	22,100	24,880
Public Bank BHD	55,400	260,233
QL Resources BHD	9,900	17,191
RHB Bank BHD	29,500	39,974
Sime Darby BHD	54,300	29,253
Sime Darby Plantation BHD	37,300	44,478
Sime Darby Property BHD	46,200	8,688
SP Setia BHD Group	32,900	10,239
Telekom Malaysia BHD	21,800	19,625
Tenaga Nasional BHD	57,900	182,449
Top Glove Corp. BHD	27,100	29,196
Westports Holdings BHD	14,200	14,174
YTL Corp. BHD	53,578	10,713
		1,957,849
Mexico - 0.6%
Alfa SAB de CV, Class A	220,500	172,367
Alsea SAB de CV (A)	39,100	106,557
America Movil SAB de CV, Series L	2,446,300	1,876,049
Arca Continental SAB de CV	31,800	167,120
Cemex SAB de CV	1,107,248	409,579
Coca-Cola Femsa SAB de CV	38,300	221,474
El Puerto de Liverpool SAB de CV, Series C1	13,600	67,255
Fibra Uno Administracion SA de CV	227,700	349,010
Fomento Economico Mexicano SAB de CV	141,400	1,285,586
Fresnillo PLC	11,769	87,925
Gruma SAB de CV, Class B	15,085	152,087
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	26,000	262,810
Grupo Aeroportuario del Sureste SAB de CV, B Shares	15,140	259,304
Grupo Bimbo SAB de CV, Series A	119,200	203,838
Grupo Carso SAB de CV, Series A1	33,500	113,615
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Financiero Banorte SAB de CV, Series O	188,700	$997,659
Grupo Financiero Inbursa SAB de CV, Series O	168,800	199,309
Grupo Mexico SAB de CV, Series B	255,300	668,887
Grupo Televisa SAB	175,000	383,127
Industrias Penoles SAB de CV	9,920	105,649
Infraestructura Energetica Nova SAB de CV	38,900	158,621
Kimberly-Clark de Mexico SAB de CV, Class A (A)	109,800	208,801
Megacable Holdings SAB de CV	21,500	76,465
Orbia Advance Corp. SAB de CV	77,235	167,670
Promotora y Operadora de Infraestructura SAB de CV	16,520	157,658
Wal-Mart de Mexico SAB de CV	379,800	1,044,947
		9,903,369
Netherlands - 2.9%
ABN AMRO Bank NV (B)	33,882	577,458
Adyen NV (A)(B)	829	635,724
Aegon NV	151,184	680,839
Akzo Nobel NV	18,211	1,743,941
ASML Holding NV	33,959	9,205,719
EXOR NV	12,539	956,905
Heineken Holding NV	9,227	884,256
Heineken NV	20,723	2,146,695
ING Groep NV	311,293	3,579,792
Koninklijke Ahold Delhaize NV	94,293	2,428,642
Koninklijke DSM NV	14,535	1,862,484
Koninklijke KPN NV	284,167	875,186
Koninklijke Philips NV	74,007	3,436,126
Koninklijke Vopak NV	5,489	292,641
NN Group NV	25,510	978,525
NXP Semiconductors NV	22,800	2,635,224
Prosus NV (A)	38,917	2,652,896
QIAGEN NV (A)	20,503	877,873
Randstad NV	9,608	559,367
Royal Dutch Shell PLC, A Shares	238,433	6,830,534
Royal Dutch Shell PLC, B Shares	205,724	5,835,664
Wolters Kluwer NV	22,320	1,603,069
		51,279,560
New Zealand - 0.1%
a2 Milk Company, Ltd. (A)	37,824	377,036
Auckland International Airport, Ltd.	50,237	291,339
Fisher & Paykel Healthcare Corp., Ltd.	29,523	419,881
Fletcher Building, Ltd.	44,006	147,904
Meridian Energy, Ltd.	68,235	206,299
Ryman Healthcare, Ltd.	20,666	200,346
Spark New Zealand, Ltd.	94,038	274,131
		1,916,936
Norway - 0.2%
Aker BP ASA	3,472	99,465
DNB ASA	31,072	521,262
Equinor ASA	32,252	594,569
Gjensidige Forsikring ASA	7,738	145,525
Mowi ASA	14,071	348,961
Norsk Hydro ASA	43,184	152,678
Orkla ASA	24,202	234,226
Schibsted ASA, B Shares	3,132	80,700
Telenor ASA	23,529	429,583
Yara International ASA	5,822	219,328
		2,826,297

57

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	15,600	$239,772
Credicorp, Ltd.	5,153	1,088,262
Southern Copper Corp.	6,700	254,801
		1,582,835
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	131,070	126,243
Aboitiz Power Corp.	97,000	65,753
Alliance Global Group, Inc.	269,700	58,683
Altus San Nicolas Corp. (A)(C)	2,753	281
Ayala Corp.	18,670	296,187
Ayala Land, Inc.	487,880	436,746
Bank of the Philippine Islands	58,350	98,686
BDO Unibank, Inc.	129,090	385,518
DMCI Holdings, Inc.	268,300	34,329
Globe Telecom, Inc.	2,175	83,025
GT Capital Holdings, Inc.	6,363	111,986
International Container Terminal Services, Inc.	66,360	161,419
JG Summit Holdings, Inc.	190,820	288,778
Jollibee Foods Corp.	28,480	107,571
Manila Electric Company	14,520	91,113
Megaworld Corp.	746,500	65,084
Metro Pacific Investments Corp.	920,700	77,935
Metropolitan Bank & Trust Company	115,879	151,114
PLDT, Inc.	5,595	118,766
Robinsons Land Corp.	134,100	69,174
Security Bank Corp.	14,460	58,334
SM Investments Corp.	15,950	332,947
SM Prime Holdings, Inc.	668,900	513,190
Universal Robina Corp.	58,330	172,333
		3,905,195
Poland - 0.2%
Alior Bank SA (A)	4,773	35,922
Bank Millennium SA (A)	31,111	43,767
Bank Polska Kasa Opieki SA	8,794	235,161
CCC SA	1,520	43,591
CD Projekt SA	3,520	235,975
Cyfrowy Polsat SA	12,991	92,469
Dino Polska SA (A)(B)	2,546	87,771
Grupa Lotos SA	4,734	110,927
Jastrzebska Spolka Weglowa SA	3,167	16,908
KGHM Polska Miedz SA (A)	7,297	167,513
LPP SA	68	151,130
mBank SA (A)	760	72,230
Orange Polska SA (A)	33,116	53,970
PGE Polska Grupa Energetyczna SA (A)	44,691	99,438
Polski Koncern Naftowy ORLEN SA	15,629	370,694
Polskie Gornictwo Naftowe i Gazownictwo SA	89,378	105,391
Powszechna Kasa Oszczednosci Bank Polski SA	45,472	419,360
Powszechny Zaklad Ubezpieczen SA	33,673	332,883
Santander Bank Polska SA	1,851	129,861
		2,804,961
Portugal - 0.1%
EDP - Energias de Portugal SA	207,395	839,109
Galp Energia SGPS SA	40,113	652,370
Jeronimo Martins SGPS SA	20,254	323,431
		1,814,910
Romania - 0.0%
NEPI Rockcastle PLC	31,341	265,446
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia - 0.0%
Evraz PLC	28,405	$136,027
Singapore - 0.8%
Ascendas Real Estate Investment Trust	199,000	433,471
BOC Aviation, Ltd. (B)	15,500	146,402
CapitaLand Commercial Trust	209,600	307,892
CapitaLand Mall Trust	206,000	379,399
CapitaLand, Ltd.	209,900	564,911
City Developments, Ltd.	37,000	279,936
ComfortDelGro Corp., Ltd.	175,200	301,244
DBS Group Holdings, Ltd.	145,100	2,677,817
Genting Singapore, Ltd.	491,900	332,677
Golden Agri-Resources, Ltd.	528,500	83,117
Jardine Cycle & Carriage, Ltd.	8,100	181,694
Keppel Corp., Ltd.	118,200	580,717
Oversea-Chinese Banking Corp., Ltd.	258,300	2,035,269
SATS, Ltd.	53,800	195,875
Sembcorp Industries, Ltd.	81,400	130,421
Singapore Airlines, Ltd.	44,300	297,825
Singapore Exchange, Ltd.	64,800	419,226
Singapore Press Holdings, Ltd.	129,500	208,405
Singapore Technologies Engineering, Ltd.	126,700	382,750
Singapore Telecommunications, Ltd.	659,260	1,629,124
Suntec Real Estate Investment Trust	152,700	205,411
United Overseas Bank, Ltd.	102,000	1,924,848
UOL Group, Ltd.	38,200	216,757
Venture Corp., Ltd.	22,400	259,761
Wilmar International, Ltd.	157,300	470,633
		14,645,582
South Africa - 1.2%
Absa Group, Ltd.	59,733	599,866
Anglo American Platinum, Ltd.	4,473	370,176
AngloGold Ashanti, Ltd.	34,297	647,689
Aspen Pharmacare Holdings, Ltd. (A)	32,473	259,793
Bid Corp., Ltd.	27,799	612,343
Capitec Bank Holdings, Ltd.	3,814	368,760
Clicks Group, Ltd.	21,692	369,784
Discovery, Ltd.	34,164	275,065
Exxaro Resources, Ltd.	20,798	189,376
FirstRand, Ltd.	280,813	1,198,621
Fortress REIT, Ltd., Class A	92,638	125,079
Gold Fields, Ltd.	68,444	365,198
Growthpoint Properties, Ltd.	242,283	377,233
Investec PLC	37,594	213,071
Investec, Ltd.	23,830	136,643
Kumba Iron Ore, Ltd.	5,446	139,748
Liberty Holdings, Ltd.	12,605	95,911
Life Healthcare Group Holdings, Ltd.	114,662	193,128
Momentum Metropolitan Holdings	82,879	114,858
Mr. Price Group, Ltd.	21,205	253,197
MTN Group, Ltd.	141,169	889,325
MultiChoice Group, Ltd. (A)	36,109	298,397
Naspers, Ltd., N Shares	36,579	5,211,859
Nedbank Group, Ltd.	30,912	461,765
Netcare, Ltd.	95,177	129,791
Old Mutual, Ltd.	414,401	524,377
Pick n Pay Stores, Ltd.	30,112	139,374
PSG Group, Ltd.	12,503	199,442
Rand Merchant Investment Holdings, Ltd.	71,495	147,277
Redefine Properties, Ltd.	444,873	249,435
Remgro, Ltd.	44,087	577,933
RMB Holdings, Ltd.	64,556	355,468

58

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Sanlam, Ltd.	159,298	$829,176
Sappi, Ltd.	44,508	120,995
Sasol, Ltd.	47,029	847,847
Shoprite Holdings, Ltd.	39,200	342,688
Standard Bank Group, Ltd.	107,845	1,217,591
Telkom SA SOC, Ltd.	22,874	73,142
The Bidvest Group, Ltd.	23,898	330,707
The Foschini Group, Ltd.	19,454	206,311
The SPAR Group, Ltd.	15,673	220,062
Tiger Brands, Ltd.	13,249	184,516
Truworths International, Ltd.	36,279	126,072
Vodacom Group, Ltd.	53,412	441,513
Woolworths Holdings, Ltd.	81,695	290,356
		21,320,958
South Korea - 4.4%
Amorepacific Corp.	3,930	630,897
AMOREPACIFIC Group	3,551	244,576
BGF retail Company, Ltd.	944	134,476
BNK Financial Group, Inc.	33,648	198,669
Celltrion Healthcare Company, Ltd. (A)	6,163	257,504
Celltrion Pharm, Inc. (A)	1,891	56,880
Celltrion, Inc. (A)	10,955	1,616,310
Cheil Worldwide, Inc.	8,409	168,568
CJ CheilJedang Corp.	1,018	214,255
CJ Corp.	1,834	143,317
CJ ENM Company, Ltd.	1,313	169,650
CJ Logistics Corp. (A)	1,119	149,392
Daelim Industrial Company, Ltd.	3,454	262,806
Daewoo Engineering & Construction Company, Ltd. (A)	23,725	89,642
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	4,609	103,175
DB Insurance Company, Ltd.	6,393	302,164
Doosan Bobcat, Inc.	6,162	163,411
E-MART, Inc.	2,560	284,645
Fila Korea, Ltd.	5,977	261,534
GS Engineering & Construction Corp.	7,456	189,789
GS Holdings Corp.	6,213	252,080
GS Retail Company, Ltd.	3,269	105,670
Hana Financial Group, Inc.	36,718	1,113,306
Hankook Tire & Technology Company, Ltd.	9,066	255,781
Hanmi Pharm Company, Ltd.	784	212,503
Hanmi Science Company, Ltd.	1,611	53,223
Hanon Systems	22,727	208,062
Hanwha Life Insurance Company, Ltd.	12,752	24,766
HDC Hyundai Development Co-Engineering & Construction, Series E	3,305	77,390
Helixmith Company, Ltd. (A)	2,336	180,070
HLB, Inc. (A)	4,067	398,315
Hotel Shilla Company, Ltd.	3,844	276,262
Hyundai Department Store Company, Ltd.	1,732	122,299
Hyundai Engineering & Construction Company, Ltd.	9,580	333,343
Hyundai Glovis Company, Ltd.	2,305	293,999
Hyundai Heavy Industries Holdings Company, Ltd.	1,205	353,814
Hyundai Marine & Fire Insurance Company, Ltd.	8,161	193,947
Hyundai Mobis Company, Ltd.	8,140	1,690,210
Hyundai Motor Company	18,171	1,864,603
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Steel Company	9,914	$267,078
Industrial Bank of Korea	31,926	317,822
Kakao Corp.	6,093	803,168
Kangwon Land, Inc.	14,394	358,035
KB Financial Group, Inc.	48,516	1,895,584
KCC Corp.	720	132,466
Kia Motors Corp.	32,186	1,179,696
Korea Aerospace Industries, Ltd.	8,930	282,269
Korea Electric Power Corp. (A)	31,403	741,691
Korea Gas Corp.	3,454	109,505
Korea Investment Holdings Company, Ltd.	5,180	315,336
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	4,763	485,096
Korea Zinc Company, Ltd.	1,030	354,467
Korean Air Lines Company, Ltd.	5,833	122,479
KT&G Corp.	14,257	1,180,902
Kumho Petrochemical Company, Ltd.	2,275	141,131
LG Chem, Ltd.	5,606	1,458,227
LG Corp.	11,703	704,441
LG Display Company, Ltd. (A)	28,479	355,624
LG Electronics, Inc.	13,031	772,356
LG Household & Health Care, Ltd.	1,144	1,226,894
LG Innotek Company, Ltd.	1,747	180,972
LG Uplus Corp.	13,453	152,770
Lotte Chemical Corp.	2,108	393,648
Lotte Corp.	3,382	102,265
Lotte Shopping Company, Ltd.	1,388	156,117
Medy-Tox, Inc.	535	137,101
Meritz Securities Company, Ltd.	38,307	138,040
Mirae Asset Daewoo Company, Ltd.	48,901	300,169
NAVER Corp.	17,071	2,491,363
NCSoft Corp.	2,006	838,263
Netmarble Corp. (A)(B)	3,137	234,395
NH Investment & Securities Company, Ltd.	17,582	185,010
OCI Company, Ltd.	2,358	123,804
Orange Life Insurance, Ltd. (B)	4,419	106,921
Orion Corp.	2,902	253,508
Ottogi Corp.	154	72,764
Pan Ocean Company, Ltd. (A)	33,210	118,304
Pearl Abyss Corp. (A)	789	123,934
POSCO	9,614	1,871,571
POSCO Chemical Company, Ltd.	2,991	122,063
Posco International Corp.	6,198	95,886
S-1 Corp.	2,065	163,821
Samsung Biologics Company, Ltd. (A)(B)	2,022	675,141
Samsung C&T Corp.	10,479	878,771
Samsung Card Company, Ltd.	3,535	111,180
Samsung Electro-Mechanics Company, Ltd.	6,856	645,454
Samsung Electronics Company, Ltd.	581,795	24,871,087
Samsung Engineering Company, Ltd. (A)	19,281	307,614
Samsung Fire & Marine Insurance Company, Ltd.	3,863	761,396
Samsung Heavy Industries Company, Ltd. (A)	53,954	318,606
Samsung Life Insurance Company, Ltd.	8,909	541,066
Samsung SDI Company, Ltd.	6,719	1,317,712
Samsung SDS Company, Ltd.	4,258	706,433
Samsung Securities Company, Ltd.	7,796	238,876
Shinhan Financial Group Company, Ltd.	54,953	2,029,879
Shinsegae, Inc.	905	216,364

59

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
SillaJen, Inc. (A)	7,323	$90,188
SK Holdings Company, Ltd.	4,314	942,620
SK Hynix, Inc.	66,568	4,580,928
SK Innovation Company, Ltd.	6,756	839,662
SK Telecom Company, Ltd.	2,476	515,030
S-Oil Corp.	5,470	414,238
Woongjin Coway Company, Ltd.	6,309	478,974
Woori Financial Group, Inc.	58,429	579,923
Yuhan Corp.	1,093	200,136
		77,479,537
Spain - 2.1%
ACS Actividades de Construccion y Servicios SA	23,177	900,956
Aena SME SA (B)	5,944	1,090,681
Amadeus IT Group SA	38,686	3,078,037
Banco Bilbao Vizcaya Argentaria SA	589,575	3,097,274
Banco de Sabadell SA	498,076	551,590
Banco Santander SA	1,486,287	5,788,936
Bankia SA	108,555	209,977
Bankinter SA	58,716	410,079
CaixaBank SA	317,245	934,804
Cellnex Telecom SA (A)(B)	22,073	947,662
Enagas SA	19,856	494,312
Endesa SA	27,838	756,766
Ferrovial SA	43,254	1,283,359
Grifols SA	26,260	896,987
Iberdrola SA	530,478	5,218,679
Industria de Diseno Textil SA	96,294	2,996,132
Mapfre SA	107,610	303,297
Naturgy Energy Group SA	26,344	684,387
Red Electrica Corp. SA	37,687	735,232
Repsol SA	128,098	2,016,671
Siemens Gamesa Renewable Energy SA	21,155	337,345
Telefonica SA	412,963	3,158,353
		35,891,516
Sweden - 1.9%
Alfa Laval AB	29,703	730,761
Assa Abloy AB, B Shares	94,547	2,245,113
Atlas Copco AB, A Shares	63,332	2,320,634
Atlas Copco AB, B Shares	36,965	1,195,065
Boliden AB	25,808	665,658
Electrolux AB, B Shares	21,325	548,025
Epiroc AB, A Shares	61,568	718,781
Epiroc AB, B Shares	37,501	421,558
Essity AB, B Shares	57,115	1,795,216
Hennes & Mauritz AB, B Shares	75,746	1,462,028
Hexagon AB, B Shares	24,567	1,388,898
Husqvarna AB, B Shares	39,346	307,246
ICA Gruppen AB	8,436	368,225
Industrivarden AB, C Shares	15,893	368,599
Investor AB, B Shares	43,055	2,275,861
Kinnevik AB (A)	22,780	0
Kinnevik AB, B Shares	22,780	521,666
L E Lundbergforetagen AB, B Shares	7,253	287,504
Lundin Petroleum AB	17,614	542,968
Sandvik AB	106,713	1,940,621
Securitas AB, B Shares	29,295	485,785
Skandinaviska Enskilda Banken AB, A Shares	152,997	1,311,994
Skanska AB, B Shares	32,116	709,638
SKF AB, B Shares	36,057	688,658
Svenska Handelsbanken AB, A Shares	144,043	1,413,904
Swedbank AB, A Shares	85,382	1,111,816
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Swedish Match AB	16,016	$767,154
Tele2 AB, B Shares	46,933	692,501
Telefonaktiebolaget LM Ericsson, B Shares	289,450	2,608,461
Telia Company AB	257,279	1,113,599
Volvo AB, B Shares	140,579	2,173,346
		33,181,283
Switzerland - 6.8%
ABB, Ltd.	156,726	3,424,106
Adecco Group AG	13,434	831,569
Alcon, Inc. (A)	35,176	1,943,069
Baloise Holding AG	4,364	758,561
Barry Callebaut AG	184	370,023
Chocoladefabriken Lindt & Spruengli AG	9	767,912
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	92	701,679
Cie Financiere Richemont SA	44,397	3,365,920
Clariant AG (A)	16,667	344,520
Coca-Cola HBC AG	10,904	363,592
Credit Suisse Group AG (A)	218,072	2,854,687
Dufry AG (A)	3,627	354,076
EMS-Chemie Holding AG	690	428,353
Geberit AG	3,131	1,681,011
Givaudan SA	781	2,296,891
Glencore PLC (A)	602,461	1,901,701
Julius Baer Group, Ltd. (A)	19,094	899,412
Kuehne + Nagel International AG	4,561	741,312
LafargeHolcim, Ltd. (A)	41,306	2,128,856
Lonza Group AG (A)	6,331	2,150,696
Nestle SA	260,315	27,032,355
Novartis AG	182,619	16,834,901
Pargesa Holding SA, Bearer Shares	3,201	252,636
Partners Group Holding AG	1,583	1,335,012
Roche Holding AG	59,715	18,409,715
Schindler Holding AG	1,701	406,687
Schindler Holding AG, Participation Certificates	3,460	862,239
SGS SA	450	1,171,394
Sika AG	10,848	1,887,619
Sonova Holding AG	4,700	1,073,890
STMicroelectronics NV	74,408	1,818,923
Straumann Holding AG	876	843,106
Swiss Life Holding AG	2,993	1,484,395
Swiss Prime Site AG (A)	6,272	662,125
Swiss Re AG	26,288	2,847,415
Swisscom AG	2,169	1,122,915
Temenos AG (A)	5,520	837,496
The Swatch Group AG	4,961	264,315
The Swatch Group AG, Bearer Shares	2,449	684,322
UBS Group AG (A)	328,765	3,980,618
Vifor Pharma AG	3,871	690,356
Zurich Insurance Group AG	12,984	5,095,639
		117,906,019
Taiwan - 2.8%
Acer, Inc.	211,000	124,107
Advantech Company, Ltd.	25,699	252,264
Airtac International Group	9,000	129,976
ASE Technology Holding Company, Ltd.	252,000	623,900
Asia Cement Corp.	161,000	239,787
Asustek Computer, Inc.	52,000	392,681
AU Optronics Corp.	622,000	179,420
Catcher Technology Company, Ltd.	48,000	392,476

60

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Cathay Financial Holding Company, Ltd.	606,000	$828,108
Chailease Holding Company, Ltd.	87,954	393,052
Chang Hwa Commercial Bank, Ltd.	384,854	289,440
Cheng Shin Rubber Industry Company, Ltd.	137,000	186,740
Chicony Electronics Company, Ltd.	42,526	123,364
China Airlines, Ltd.	167,000	49,310
China Development Financial Holding Corp.	1,040,000	330,906
China Life Insurance Company, Ltd. (A)	227,990	189,413
China Steel Corp.	844,000	647,154
Chunghwa Telecom Company, Ltd.	274,000	1,014,953
Compal Electronics, Inc.	301,000	185,465
CTBC Financial Holding Company, Ltd.	1,346,000	963,753
Delta Electronics, Inc.	142,000	651,444
E.Sun Financial Holding Company, Ltd.	753,776	668,209
Eclat Textile Company, Ltd.	14,340	186,082
Eva Airways Corp.	162,465	74,537
Evergreen Marine Corp. Taiwan, Ltd. (A)	167,900	68,233
Far Eastern New Century Corp.	235,000	229,148
Far EasTone Telecommunications Company, Ltd.	111,000	265,967
Feng TAY Enterprise Company, Ltd.	24,100	150,852
First Financial Holding Company, Ltd.	709,494	533,643
Formosa Chemicals & Fibre Corp.	257,000	735,290
Formosa Petrochemical Corp.	89,000	280,095
Formosa Plastics Corp.	327,000	1,041,797
Formosa Taffeta Company, Ltd.	57,000	63,517
Foxconn Technology Company, Ltd.	67,000	146,252
Fubon Financial Holding Company, Ltd.	520,000	763,400
Giant Manufacturing Company, Ltd.	22,000	159,311
Globalwafers Company, Ltd.	16,000	173,362
Highwealth Construction Corp.	51,000	77,777
Hiwin Technologies Corp.	16,696	142,489
Hon Hai Precision Industry Company, Ltd.	912,800	2,646,791
Hotai Motor Company, Ltd.	22,000	430,857
Hua Nan Financial Holdings Company, Ltd.	557,048	396,167
Innolux Corp.	621,000	160,719
Inventec Corp.	180,000	134,811
Largan Precision Company, Ltd.	7,000	1,017,239
Lite-On Technology Corp.	154,000	244,290
MediaTek, Inc.	110,000	1,519,718
Mega Financial Holding Company, Ltd.	786,000	780,557
Micro-Star International Company, Ltd.	50,000	137,446
Nan Ya Plastics Corp.	376,000	880,995
Nanya Technology Corp.	90,000	210,144
Nien Made Enterprise Company, Ltd.	12,000	110,065
Novatek Microelectronics Corp.	42,000	307,694
Pegatron Corp.	144,000	320,918
Phison Electronics Corp.	11,000	102,502
Pou Chen Corp.	162,000	210,994
Powertech Technology, Inc.	53,000	163,419
President Chain Store Corp.	41,000	410,390
Quanta Computer, Inc.	197,000	389,344
Realtek Semiconductor Corp.	35,000	264,331
Ruentex Development Company, Ltd. (A)	40,560	60,595
Ruentex Industries, Ltd. (A)	26,000	64,484
Shin Kong Financial Holding Company, Ltd. (A)	856,988	282,217
SinoPac Financial Holdings Company, Ltd.	761,601	320,705
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Standard Foods Corp.	27,600	$59,971
Synnex Technology International Corp.	95,000	114,726
TaiMed Biologics, Inc. (A)	12,000	53,687
Taishin Financial Holding Company, Ltd.	674,437	314,995
Taiwan Business Bank	363,516	148,936
Taiwan Cement Corp.	359,936	488,327
Taiwan Cooperative Financial Holding Company, Ltd.	644,680	438,424
Taiwan High Speed Rail Corp.	141,000	166,163
Taiwan Mobile Company, Ltd.	114,000	427,860
Taiwan Semiconductor Manufacturing Company, Ltd.	1,796,816	18,073,571
Tatung Company, Ltd. (A)	137,000	99,044
The Shanghai Commercial & Savings Bank, Ltd.	241,000	393,995
Uni-President Enterprises Corp.	351,000	833,804
United Microelectronics Corp.	834,000	408,875
Vanguard International Semiconductor Corp.	65,000	152,424
Walsin Technology Corp.	23,000	128,113
Win Semiconductors Corp.	25,000	247,657
Winbond Electronics Corp.	218,000	124,659
Wistron Corp.	207,040	187,951
WPG Holdings, Ltd.	107,960	134,235
Yageo Corp.	18,556	200,697
Yuanta Financial Holding Company, Ltd.	729,000	471,905
Zhen Ding Technology Holding, Ltd.	40,000	176,187
		49,361,272
Thailand - 0.5%
Advanced Info Service PCL	63,300	444,011
Airports of Thailand PCL, Foreign Quota Shares	228,600	571,001
Airports of Thailand PCL, NVDR	2,700	6,744
Bangkok Bank PCL, Foreign Quota Shares	25,200	148,011
Bangkok Bank PCL, NVDR	800	4,672
Bangkok Dusit Medical Services PCL, Foreign Quota Shares	493,900	402,017
Bangkok Dusit Medical Services PCL, NVDR	17,200	14,000
Bangkok Expressway & Metro PCL, Foreign Quota Shares	392,000	140,069
Bangkok Expressway & Metro PCL, NVDR	15,800	5,646
Banpu PCL, Foreign Quota Shares	238,500	91,538
Berli Jucker PCL, Foreign Quota Shares	59,300	89,269
BTS Group Holdings PCL, Foreign Quota Shares	336,200	152,459
BTS Group Holdings PCL, NVDR	18,200	8,253
Bumrungrad Hospital PCL, Foreign Quota Shares	10,300	46,182
Bumrungrad Hospital PCL, NVDR	2,000	8,967
Central Pattana PCL, Foreign Quota Shares	111,182	229,084
Central Pattana PCL, NVDR	11,900	24,519
Charoen Pokphand Foods PCL, Foreign Quota Shares	208,300	189,515
Charoen Pokphand Foods PCL, NVDR	11,000	10,008
CP ALL PCL, Foreign Quota Shares	306,200	770,431
CP ALL PCL, NVDR	5,100	12,832
Electricity Generating PCL, Foreign Quota Shares	22,500	256,908
Energy Absolute PCL	91,800	129,904

61

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Gulf Energy Development PCL, Foreign Quota Shares	56,000	$309,441
Gulf Energy Development PCL, NVDR	1,100	6,079
Home Product Center PCL, Foreign Quota Shares	300,200	163,802
Home Product Center PCL, NVDR	10,800	5,893
Indorama Ventures PCL, Foreign Quota Shares	53,000	60,931
Intouch Holdings PCL, Foreign Quota Shares	119,900	233,085
IRPC PCL	582,700	67,454
IRPC PCL, NVDR	15,400	1,783
Kasikornbank PCL	26,000	133,330
Kasikornbank PCL, Foreign Quota Shares	78,500	402,958
Kasikornbank PCL, NVDR	3,400	17,435
Krung Thai Bank PCL, Foreign Quota Shares	178,900	97,075
Krung Thai Bank PCL, NVDR	7,900	4,287
Land & Houses PCL, Foreign Quota Shares	430,200	139,458
Land & Houses PCL, NVDR	25,100	8,137
Minor International PCL, Foreign Quota Shares	131,900	167,995
Minor International PCL, NVDR	13,700	17,449
Muangthai Capital PCL, Foreign Quota Shares	40,000	79,682
Muangthai Capital PCL, NVDR	1,600	3,188
PTT Exploration & Production PCL, Foreign Quota Shares	72,400	287,259
PTT Exploration & Production PCL, NVDR	1,500	5,952
PTT Global Chemical PCL	120,700	214,621
PTT Global Chemical PCL, NVDR	3,600	6,401
PTT PCL, Foreign Quota Shares	591,800	846,611
PTT PCL, NVDR	22,100	31,616
Ratch Group PCL, Foreign Quota Shares	37,400	87,536
Ratch Group PCL, NVDR	1,800	4,213
Robinson PCL, Foreign Quota Shares	26,400	57,430
Robinson PCL, NVDR	400	870
Thai Oil PCL	57,500	131,208
Thai Oil PCL, NVDR	1,600	3,651
Thai Union Group PCL	135,300	61,786
The Siam Cement PCL	40,500	510,736
The Siam Cement PCL, NVDR	1,300	16,394
The Siam Commercial Bank PCL, Foreign Quota Shares	44,800	179,322
The Siam Commercial Bank PCL, NVDR	2,200	8,806
TMB Bank PCL, Foreign Quota Shares	795,700	42,126
TMB Bank PCL, NVDR	215,800	11,425
Total Access Communication PCL, Foreign Quota Shares	37,200	65,892
True Corp. PCL, Foreign Quota Shares	619,000	90,948
True Corp. PCL, NVDR	12,000	1,763
		8,342,068
Turkey - 0.1%
Akbank T.A.S. (A)	103,310	139,363
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,424	27,969
Arcelik AS (A)	7,192	25,143
Aselsan Elektronik Sanayi Ve Ticaret AS	12,735	41,303
BIM Birlesik Magazalar AS	14,904	119,204
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Eregli Demir ve Celik Fabrikalari TAS	51,636	$71,928
Ford Otomotiv Sanayi AS	2,409	26,704
Haci Omer Sabanci Holding AS	34,228	54,077
KOC Holding AS	27,654	96,184
TAV Havalimanlari Holding AS	6,339	29,627
Tupras Turkiye Petrol Rafinerileri AS	4,366	93,969
Turk Hava Yollari AO (A)	20,002	47,437
Turkcell Iletisim Hizmetleri AS	39,324	92,529
Turkiye Garanti Bankasi AS (A)	83,582	146,541
Turkiye Is Bankasi AS, Class C (A)	57,230	61,089
Turkiye Sise ve Cam Fabrikalari AS	25,592	22,178
		1,095,245
United Arab Emirates - 0.0%
NMC Health PLC	5,208	168,916
United Kingdom - 6.8%
3i Group PLC	53,590	741,875
Admiral Group PLC	11,109	307,125
Anglo American PLC	57,834	1,513,269
Ashtead Group PLC	25,761	782,073
Associated British Foods PLC	19,512	647,940
AstraZeneca PLC	71,974	6,953,213
Auto Trader Group PLC (B)	50,106	363,945
Aviva PLC	274,042	1,429,330
BAE Systems PLC	175,642	1,300,703
Barclays PLC	946,253	2,091,425
Barratt Developments PLC	55,763	480,741
BP PLC	1,115,575	6,948,328
British American Tobacco PLC	125,898	4,982,859
BT Group PLC	462,889	1,145,988
Bunzl PLC	18,274	501,495
Burberry Group PLC	22,537	613,053
Centrica PLC	313,674	325,437
CNH Industrial NV	117,137	1,251,830
Coca-Cola European Partners PLC	18,837	950,515
Compass Group PLC	86,821	2,127,310
Croda International PLC	6,965	448,400
Diageo PLC	130,272	5,322,464
Direct Line Insurance Group PLC	81,531	321,854
easyJet PLC	8,727	150,462
Ferguson PLC	12,731	1,108,456
Fiat Chrysler Automobiles NV	125,090	1,841,038
G4S PLC	84,764	229,126
GlaxoSmithKline PLC	273,598	6,215,988
Halma PLC	20,701	563,197
Hargreaves Lansdown PLC	15,653	375,087
HSBC Holdings PLC	1,109,521	8,266,000
Imperial Brands PLC	52,545	1,156,094
Informa PLC	68,222	698,073
InterContinental Hotels Group PLC	9,428	609,381
Intertek Group PLC	8,792	626,443
ITV PLC	197,923	371,176
J Sainsbury PLC	96,454	267,059
John Wood Group PLC	37,602	170,866
Johnson Matthey PLC	10,636	395,052
Kingfisher PLC	115,931	314,280
Land Securities Group PLC	38,294	474,373
Legal & General Group PLC	335,017	1,215,762
Lloyds Banking Group PLC	3,891,234	3,067,661
London Stock Exchange Group PLC	17,268	1,535,492
M&G PLC (A)	140,926	430,130
Marks & Spencer Group PLC	106,440	267,389
Meggitt PLC	42,406	352,389
Melrose Industries PLC	267,963	794,735

62

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Micro Focus International PLC	18,867	$276,487
Mondi PLC	26,552	574,828
National Grid PLC	186,750	2,147,319
Next PLC	7,398	646,403
Ocado Group PLC (A)	24,903	426,633
Pearson PLC	42,647	357,079
Persimmon PLC	17,516	579,220
Prudential PLC	141,798	2,516,636
Reckitt Benckiser Group PLC	38,781	3,044,264
RELX PLC	106,860	2,586,935
Rentokil Initial PLC	100,648	578,711
Rio Tinto PLC	62,256	3,389,128
Rio Tinto, Ltd.	10,284	674,238
Rolls-Royce Holdings PLC (A)	93,943	863,228
RSA Insurance Group PLC	60,086	428,081
Schroders PLC	6,830	291,212
Segro PLC	59,153	683,221
Severn Trent PLC	12,784	370,844
Smith & Nephew PLC	47,829	1,067,576
Smiths Group PLC	21,578	463,015
Spirax-Sarco Engineering PLC	4,024	463,834
SSE PLC	56,446	949,013
St. James's Place PLC	29,132	409,550
Standard Chartered PLC	153,133	1,377,733
Standard Life Aberdeen PLC	133,511	546,868
Taylor Wimpey PLC	180,797	407,255
Tesco PLC	536,814	1,592,018
The Berkeley Group Holdings PLC	6,699	397,107
The British Land Company PLC	48,924	364,052
The Royal Bank of Scotland Group PLC	266,032	778,001
The Sage Group PLC	58,852	573,039
The Weir Group PLC	14,383	259,167
Unilever NV	116,183	6,912,039
Unilever PLC	60,785	3,600,734
United Utilities Group PLC	36,858	406,755
Vodafone Group PLC	1,465,961	2,902,881
Whitbread PLC	7,286	432,759
Wm Morrison Supermarkets PLC	128,863	330,434
WPP PLC	69,237	894,034
		118,609,212
United States - 0.1%
Bausch Health Companies, Inc. (A)	26,719	754,521
Carnival PLC	8,995	376,336
International Flavors & Fragrances, Inc.	1	127
Nexteer Automotive Group, Ltd.	66,273	55,532
		1,186,516
TOTAL COMMON STOCKS (Cost $1,492,888,968)		$1,590,007,966
PREFERRED SECURITIES - 0.9%
Brazil - 0.2%
Banco Bradesco SA	116,239	917,019
Braskem SA, A Shares	5,600	37,089
Centrais Eletricas Brasileiras SA, B Shares	6,700	56,576
Cia Brasileira de Distribuicao	4,500	84,543
Cia Energetica de Minas Gerais	26,000	79,651
Gerdau SA	31,400	125,564
Itau Unibanco Holding SA	139,600	1,141,873
Itausa - Investimentos Itau SA	127,260	396,476
Lojas Americanas SA	20,600	107,776
Petroleo Brasileiro SA	121,100	832,943
Telefonica Brasil SA	12,900	170,539
		3,950,049
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Chile - 0.0%
Embotelladora Andina SA, B Shares	10,970	$27,502
Sociedad Quimica y Minera de Chile SA, B Shares	3,981	93,647
		121,149
Colombia - 0.0%
Bancolombia SA	24,397	296,199
Grupo Aval Acciones y Valores SA	202,013	80,413
Grupo de Inversiones Suramericana SA	6,613	51,557
		428,169
Germany - 0.4%
Bayerische Motoren Werke AG	5,197	320,143
FUCHS PETROLUB SE	6,264	270,397
Henkel AG & Company KGaA	16,096	1,698,944
Porsche Automobil Holding SE	13,908	1,027,249
Sartorius AG	3,217	677,297
Volkswagen AG	16,779	3,237,198
		7,231,228
South Korea - 0.3%
Amorepacific Corp.	1,104	82,141
Hyundai Motor Company	2,910	177,898
Hyundai Motor Company, 2nd Preferred	4,511	310,778
LG Chem, Ltd.	947	134,067
LG Household & Health Care, Ltd.	259	163,212
Samsung Electronics Company, Ltd.	100,379	3,480,239
		4,348,335
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (A)	5,366,728	6,941
TOTAL PREFERRED SECURITIES (Cost $15,805,407)		$16,085,871
EXCHANGE-TRADED FUNDS - 2.6%
iShares MSCI India ETF	547,347	18,861,578
KraneShares Bosera MSCI China A ETF	345,445	10,563,708
VanEck Vectors Russia ETF	623,690	15,130,719
TOTAL EXCHANGE-TRADED FUNDS (Cost $41,600,403)		$44,556,005
WARRANTS - 0.0%
Minor International PCL (Expiration Date: 10-01-21; Strike Price: THB 48.00) (A)	1,000	115
TOTAL WARRANTS (Cost $0)		$115
RIGHTS - 0.0%
Centrais Eletricas Brasileiras SA (Expiration Date: 12-18-19; Strike Price: BRL 35.72) (A)	1,330	31
Centrais Eletricas Brasileiras SA (Expiration Date: 12-18-19; Strike Price: BRL 37.50) (A)	1,371	19
TOTAL RIGHTS (Cost $0)		$50

63

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.7%
U.S. Government Agency - 4.7%
Federal Home Loan Bank Discount Note
1.520%, 12/23/2019 *	$32,000,000	$31,970,507
1.530%, 12/02/2019 *	1,100,000	1,100,000
1.550%, 01/08/2020 *	28,165,000	28,118,974
Federal National Mortgage Association Discount Note 1.430%, 12/02/2019 *	21,000,000	21,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $82,188,314)		$82,189,481
Total Investments (International Strategic Equity Allocation Fund) (Cost $1,632,483,092) - 99.4%		$1,732,839,488
Other assets and liabilities, net - 0.6%		10,629,972
TOTAL NET ASSETS - 100.0%		$1,743,469,460
International Strategic Equity Allocation Fund (continued)
Currency Abbreviations
BRL	Brazilian Real
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	82	Long	Dec 2019	$6,220,558	$6,173,370	$(47,188)
Mini MSCI EAFE Index Futures	643	Long	Dec 2019	62,581,263	63,525,185	943,922
Mini MSCI Emerging Markets Index Futures	388	Long	Dec 2019	20,264,753	20,174,060	(90,693)
S&P/Toronto Stock Exchange 60 Index Futures	43	Long	Dec 2019	6,404,283	6,600,045	195,762
						$1,001,803

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
International Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 91.2%
Canada - 3.9%
Alamos Gold, Inc., Class A	331,460	$1,879,374
Husky Energy, Inc.	387,700	2,845,799
Wheaton Precious Metals Corp.	184,700	5,105,913
		9,831,086
China - 3.8%
Baidu, Inc., ADR (A)	29,640	3,513,229
China Telecom Corp., Ltd., H Shares	5,783,589	2,188,747
Sinopec Engineering Group Company, Ltd., H Shares	3,135,200	1,836,680
Sinopharm Group Company, Ltd., H Shares	595,200	1,965,797
		9,504,453
Denmark - 1.1%
A.P. Moller - Maersk A/S, Series B	1,982	2,770,115
France - 9.5%
BNP Paribas SA	131,204	7,355,490
Cie de Saint-Gobain	69,198	2,801,695
Cie Generale des Etablissements Michelin SCA	30,531	3,661,332
Sanofi	40,671	3,791,284
TOTAL SA	59,701	3,131,589
Veolia Environnement SA	130,320	3,336,831
		24,078,221
Germany - 6.1%
Bayer AG	82,863	6,258,167
E.ON SE	322,870	3,378,476
International Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Merck KGaA	31,165	$3,637,614
Telefonica Deutschland Holding AG	746,113	2,277,731
		15,551,988
Hong Kong - 6.1%
China Mobile, Ltd.	418,500	3,155,297
CK Asset Holdings, Ltd.	659,000	4,381,973
CK Hutchison Holdings, Ltd.	737,500	6,697,716
Swire Pacific, Ltd., Class A	57,600	520,067
Value Partners Group, Ltd. (B)	1,412,400	797,337
		15,552,390
Ireland - 1.1%
Bank of Ireland Group PLC	542,438	2,720,198
Israel - 0.2%
Teva Pharmaceutical Industries, Ltd., ADR (A)(B)	49,750	518,395
Italy - 1.9%
Eni SpA	327,241	4,930,778
Japan - 16.0%
Astellas Pharma, Inc.	142,700	2,436,285
Isuzu Motors, Ltd.	115,800	1,355,981
Kirin Holdings Company, Ltd.	173,600	3,845,390
Matsumotokiyoshi Holdings Company, Ltd.	72,700	2,779,895
Mitsui Fudosan Company, Ltd.	148,700	3,702,679
Panasonic Corp.	417,100	3,935,470
Seven & i Holdings Company, Ltd.	67,700	2,526,316

64

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Metal Mining Company, Ltd.	112,000	$3,397,337
Sumitomo Mitsui Financial Group, Inc.	141,800	5,192,199
Sundrug Company, Ltd.	81,300	2,857,814
Suntory Beverage & Food, Ltd.	44,500	1,932,363
Takeda Pharmaceutical Company, Ltd.	159,304	6,490,536
		40,452,265
Luxembourg - 2.0%
SES SA	226,352	3,003,771
Tenaris SA	195,212	2,074,771
		5,078,542
Netherlands - 8.7%
Flow Traders (C)	98,967	2,322,099
ING Groep NV	637,949	7,336,255
NXP Semiconductors NV	41,600	4,808,128
Royal Dutch Shell PLC, B Shares	173,479	4,920,987
SBM Offshore NV	152,978	2,575,229
		21,962,698
Norway - 1.5%
Equinor ASA	207,026	3,816,545
Portugal - 1.2%
Galp Energia SGPS SA	182,121	2,961,888
Singapore - 1.1%
Singapore Telecommunications, Ltd.	1,167,200	2,884,315
South Korea - 10.4%
Hana Financial Group, Inc.	107,333	3,254,383
KB Financial Group, Inc., ADR (B)	190,583	7,434,643
Korea Electric Power Corp. (A)	98,223	2,319,877
Lotte Chemical Corp.	14,762	2,756,656
Samsung Electronics Company, Ltd., GDR (C)	7,500	7,998,715
Shinhan Financial Group Company, Ltd.	71,691	2,648,155
		26,412,429
Switzerland - 2.4%
Roche Holding AG	15,613	4,813,378
UBS Group AG (A)	109,812	1,329,581
		6,142,959
Taiwan - 2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	574,000	5,773,674
Thailand - 0.6%
Kasikornbank PCL, Foreign Quota Shares	75,000	384,991
Kasikornbank PCL, NVDR	225,800	1,157,918
		1,542,909
United Kingdom - 11.3%
BAE Systems PLC	363,068	2,688,672
BP PLC	1,042,285	6,491,844
Johnson Matthey PLC	110,722	4,112,536
Kingfisher PLC	929,753	2,520,493
Standard Chartered PLC	747,713	6,727,152
Vodafone Group PLC	3,102,143	6,142,831
		28,683,528
TOTAL COMMON STOCKS (Cost $200,981,733)		$231,169,376
SHORT-TERM INVESTMENTS - 6.5%
U.S. Government Agency - 6.1%
Federal Home Loan Bank Discount Note 1.530%, 12/02/2019 *	$15,400,000	15,400,000
International Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds - 0.4%
John Hancock Collateral Trust, 1.7887% (D)(E)	118,343	$1,184,178
TOTAL SHORT-TERM INVESTMENTS (Cost $16,583,563)		$16,584,178
Total Investments (International Value Fund) (Cost $217,565,296) - 97.7%		$247,753,554
Other assets and liabilities, net - 2.3%		5,777,826
TOTAL NET ASSETS - 100.0%		$253,531,380
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $1,144,550.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 11-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Mid Cap Stock Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 93.5%
Communication services – 7.7%
Entertainment – 5.6%
Roku, Inc. (A)	123,006	$19,726,472
Spotify Technology SA (A)	409,113	58,319,058
Take-Two Interactive Software, Inc. (A)	111,046	13,475,432
		91,520,962
Interactive media and services – 2.1%
Pinterest, Inc., Class A (A)	1,738,455	33,865,103
		125,386,065
Consumer discretionary – 20.1%
Diversified consumer services – 1.1%
Grand Canyon Education, Inc. (A)	205,000	17,463,950
Hotels, restaurants and leisure – 7.3%
Marriott Vacations Worldwide Corp.	246,629	30,295,906
Norwegian Cruise Line Holdings, Ltd. (A)	540,076	28,969,677
Planet Fitness, Inc., Class A (A)	417,960	30,895,603
Vail Resorts, Inc.	118,846	28,840,359
		119,001,545
Household durables – 1.8%
Lennar Corp., A Shares	479,422	28,597,522
Leisure products – 2.6%
BRP, Inc.	401,610	19,952,002
Peloton Interactive, Inc., Class A (A)(B)	440,100	15,504,723
YETI Holdings, Inc. (A)	236,316	7,519,575
		42,976,300
Specialty retail – 5.5%
Burlington Stores, Inc. (A)	153,825	34,610,625
Five Below, Inc. (A)	210,867	26,086,357

65

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Floor & Decor Holdings, Inc., Class A (A)	581,614	$27,923,288
JAND, Inc., Class A (A)(C)(D)	57,523	935,324
		89,555,594
Textiles, apparel and luxury goods – 1.8%
Carter's, Inc.	116,775	12,064,025
Under Armour, Inc., Class A (A)(B)	203,881	3,851,312
Under Armour, Inc., Class C (A)	814,345	14,088,169
		30,003,506
		327,598,417
Consumer staples – 1.7%
Food products – 1.7%
Lamb Weston Holdings, Inc.	329,483	27,669,982
Financials – 1.1%
Capital markets – 1.1%
The Blackstone Group, Inc., Class A	341,993	18,542,860
Health care – 20.3%
Biotechnology – 6.5%
Ascendis Pharma A/S, ADR (A)(B)	106,638	12,282,565
Exact Sciences Corp. (A)	213,033	17,257,803
Galapagos NV (A)	102,519	20,132,821
Galapagos NV, ADR (A)(B)	17,210	3,369,890
Ionis Pharmaceuticals, Inc. (A)	300,647	19,229,382
Sage Therapeutics, Inc. (A)	110,556	17,110,752
Seattle Genetics, Inc. (A)	137,416	16,538,016
		105,921,229
Health care equipment and supplies – 10.8%
ABIOMED, Inc. (A)	114,790	22,519,502
DexCom, Inc. (A)	112,506	25,573,739
Haemonetics Corp. (A)	434,336	52,380,922
Insulet Corp. (A)	234,849	43,611,459
Tandem Diabetes Care, Inc. (A)	474,801	32,775,513
		176,861,135
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	209,666	16,934,723
Pharmaceuticals – 2.0%
Elanco Animal Health, Inc. (A)	877,768	24,322,951
Reata Pharmaceuticals, Inc., Class A (A)	42,647	8,321,709
		32,644,660
		332,361,747
Industrials – 11.0%
Aerospace and defense – 2.6%
L3Harris Technologies, Inc.	210,470	42,323,412
Commercial services and supplies – 2.7%
Copart, Inc. (A)	305,335	27,174,815
The Brink's Company	189,779	17,649,447
		44,824,262
Machinery – 4.2%
Dover Corp.	161,871	18,045,379
Ingersoll-Rand PLC	382,162	50,105,260
		68,150,639
Road and rail – 1.5%
Uber Technologies, Inc. (A)	809,084	23,948,886
		179,247,199
Information technology – 31.6%
Electronic equipment, instruments and components – 1.9%
Zebra Technologies Corp., Class A (A)	120,361	30,203,389
IT services – 1.8%
GoDaddy, Inc., Class A (A)	447,808	29,725,495
Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment – 6.6%
Advanced Micro Devices, Inc. (A)	2,093,852	$81,974,308
Marvell Technology Group, Ltd.	946,960	24,971,335
		106,945,643
Software – 20.4%
2U, Inc. (A)(B)	281,385	7,017,742
Birst, Inc. (A)(D)	748,062	38,899
DocuSign, Inc. (A)	48,973	3,487,367
DraftKings, Inc. (A)(C)(D)	2,294,714	6,815,301
Fair Isaac Corp. (A)	86,546	31,827,292
Guidewire Software, Inc. (A)	490,705	59,782,590
ServiceNow, Inc. (A)	170,794	48,341,534
Slack Technologies, Inc., Class A (A)(B)	1,113,411	25,408,039
Splunk, Inc. (A)	494,224	73,748,105
The Trade Desk, Inc., Class A (A)	82,218	21,651,288
Workday, Inc., Class A (A)	235,396	42,164,132
Zoom Video Communications, Inc., Class A (A)(B)	172,048	12,817,576
		333,099,865
Technology hardware, storage and peripherals – 0.9%
Pure Storage, Inc., Class A (A)	943,290	15,158,670
		515,133,062
TOTAL COMMON STOCKS (Cost $1,115,818,020)		$1,525,939,332
PREFERRED SECURITIES – 2.7%
Consumer discretionary – 1.3%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series C (A)(C)(D)	142,030	4,544,960
The Honest Company, Inc., Series D (A)(C)(D)	12,795	484,675
		5,029,635
Internet and direct marketing retail – 0.9%
Coupang LLC (A)(C)(D)	2,300,670	13,680,934
One Kings Lane, Inc. (A)(D)	529,764	84,762
		13,765,696
Specialty retail – 0.1%
JAND, Inc., Series D (A)(C)(D)	128,449	2,088,581
		20,883,912
Information technology – 1.1%
Software – 1.1%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	8,788,102
Lookout, Inc., Series F (A)(C)(D)	392,767	2,568,696
MarkLogic Corp., Series F (A)(C)(D)	580,011	5,979,913
		17,336,711
Real estate – 0.3%
Real estate management and development – 0.3%
The We Company, Inc., Series D1 (A)(C)(D)	184,328	2,687,502
The We Company, Inc., Series D2 (A)(C)(D)	161,782	2,358,782
		5,046,284
TOTAL PREFERRED SECURITIES (Cost $36,083,430)		$43,266,907
SHORT-TERM INVESTMENTS – 8.0%
Short-term funds – 4.4%
John Hancock Collateral Trust, 1.7887% (E)(F)	7,111,768	71,162,488

66

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 3.6%
Societe Generale SA Tri-Party Repurchase Agreement dated 11-29-19 at 1.600% to be repurchased at $59,007,867 on 12-2-19, collateralized by $43,135,733 Federal Home Loan Mortgage Corp, 3.000% - 3.500% due 4-1-49 to 9-1-49 (maturity value of $44,030,810), $1,802,147 Federal National Mortgage Association, 4.000% due 2-1-48 (maturity value of $1,888,501), $8,264,017 Government National Mortgage Association, 4.000% due 9-20-49 (maturity value of $8,669,211), $300 U.S. Treasury Bills, 0.000% due 1-30-20 to 5-21-20 (maturity value of $299), $800 U.S. Treasury Bonds, 2.785% - 8.750% due 8-15-20 to 5-15-49 (maturity value of $894) and $5,491,500 U.S. Treasury Notes, 1.000% - 2.125% due 11-30-19 to 8-31-24 (maturity value of $5,590,288)	$59,000,000	$59,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $130,163,731)		$130,162,488
Total Investments (Mid Cap Stock Fund) (Cost $1,282,065,181) – 104.2%		$1,699,368,727
Other assets and liabilities, net – (4.2%)		(68,249,401)
TOTAL NET ASSETS – 100.0%		$1,631,119,326
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $69,639,712.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 11-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 93.5%
Communication services – 4.1%
Entertainment – 1.1%
Viacom, Inc., Class B	559,755	$13,473,303
Media – 3.0%
CBS Corp., Class B	155,246	6,268,833
DISH Network Corp., Class A (A)	125,916	4,302,550
Fox Corp., Class A	44,472	1,590,319
News Corp., Class A	1,714,014	22,076,500
Scholastic Corp.	102,688	3,812,805
		38,051,007
Wireless telecommunication services – 0.0%
Telephone & Data Systems, Inc.	24,450	579,710
		52,104,020
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 4.7%
Diversified consumer services – 1.0%
Strategic Education, Inc.	88,242	$12,507,421
Multiline retail – 0.4%
Nordstrom, Inc. (B)	131,896	5,034,470
Specialty retail – 2.5%
Tiffany & Company	235,655	31,530,639
Textiles, apparel and luxury goods – 0.8%
Ralph Lauren Corp.	79,027	8,482,758
Under Armour, Inc., Class C (A)	145,612	2,519,088
		11,001,846
		60,074,376
Consumer staples – 7.7%
Beverages – 0.8%
Carlsberg A/S, Class B	72,963	10,496,679
Food and staples retailing – 0.8%
Sysco Corp.	80,236	6,463,010
The Kroger Company	152,287	4,163,527
		10,626,537
Food products – 5.4%
Archer-Daniels-Midland Company	183,330	7,870,357
Bunge, Ltd.	539,581	28,802,834
Campbell Soup Company (B)	190,875	8,889,049
Flowers Foods, Inc.	1,066,866	22,969,625
		68,531,865
Household products – 0.2%
Kimberly-Clark Corp.	21,092	2,875,683
Personal products – 0.5%
Edgewell Personal Care Company (A)	178,482	5,561,499
		98,092,263
Energy – 10.8%
Energy equipment and services – 1.1%
Frank's International NV (A)	997,640	5,087,964
SEACOR Holdings, Inc. (A)	64,297	2,722,335
SEACOR Marine Holdings, Inc. (A)	190,011	2,247,830
Tidewater, Inc. (A)(B)	265,491	4,062,012
		14,120,141
Oil, gas and consumable fuels – 9.7%
Apache Corp.	240,931	5,367,943
Cameco Corp. (B)	1,058,669	9,792,688
Canadian Natural Resources, Ltd.	642,718	17,976,822
Encana Corp. (B)	2,177,104	8,577,790
EQT Corp.	1,700,162	14,842,414
Equitrans Midstream Corp. (B)	794,212	7,918,294
Hess Corp.	282,901	17,565,323
Imperial Oil, Ltd. (B)	941,246	23,691,162
Murphy Oil Corp. (B)	532,392	12,250,340
NAC Kazatomprom JSC, GDR	335,343	4,439,151
Peabody Energy Corp.	148,300	1,435,544
		123,857,471
		137,977,612
Financials – 19.2%
Banks – 3.3%
Fifth Third Bancorp	871,673	26,315,808
Popular, Inc.	42,558	2,353,883
Westamerica Bancorporation	203,579	13,232,635
		41,902,326
Capital markets – 7.7%
Franklin Resources, Inc.	361,375	9,934,199
Lazard, Ltd., Class A	467,119	18,049,478
Northern Trust Corp.	319,341	34,246,130

67

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
State Street Corp.	349,116	$26,218,612
TD Ameritrade Holding Corp.	184,900	9,583,367
		98,031,786
Consumer finance – 1.1%
Ally Financial, Inc.	242,586	7,723,938
Synchrony Financial	183,866	6,878,427
		14,602,365
Diversified financial services – 0.9%
Groupe Bruxelles Lambert SA	31,230	3,168,375
Pargesa Holding SA, Bearer Shares	103,302	8,153,006
		11,321,381
Insurance – 5.5%
Brighthouse Financial, Inc. (A)	125,463	5,164,057
Brown & Brown, Inc.	393,415	14,847,482
CNA Financial Corp.	325,821	14,570,715
Kemper Corp.	114,835	8,488,603
Loews Corp.	352,918	17,963,526
Marsh & McLennan Companies, Inc.	93,822	10,139,344
		71,173,727
Thrifts and mortgage finance – 0.7%
Capitol Federal Financial, Inc.	619,040	8,777,987
		245,809,572
Health care – 15.2%
Biotechnology – 1.9%
Alkermes PLC (A)	442,197	9,294,981
Incyte Corp. (A)	102,295	9,632,097
Seattle Genetics, Inc. (A)	41,388	4,981,046
		23,908,124
Health care equipment and supplies – 6.4%
Alcon, Inc. (A)	93,204	5,148,444
Baxter International, Inc.	180,964	14,833,619
DENTSPLY SIRONA, Inc.	333,445	18,852,980
Envista Holdings Corp. (A)(B)	35,811	1,007,005
Hologic, Inc. (A)	466,392	23,935,237
Zimmer Biomet Holdings, Inc.	120,979	17,575,829
		81,353,114
Health care providers and services – 5.1%
Cardinal Health, Inc.	310,132	17,066,564
Covetrus, Inc. (A)(B)	316,623	4,530,875
Patterson Companies, Inc.	849,652	16,534,228
Select Medical Holdings Corp. (A)	1,254,894	27,745,706
		65,877,373
Pharmaceuticals – 1.8%
Amneal Pharmaceuticals, Inc. (A)	34,951	131,416
Elanco Animal Health, Inc. (A)	15,646	433,551
Perrigo Company PLC	452,508	23,181,985
		23,746,952
		194,885,563
Industrials – 9.2%
Aerospace and defense – 2.1%
Cobham PLC	2,295,919	4,695,636
Textron, Inc.	491,427	22,723,584
		27,419,220
Air freight and logistics – 1.7%
C.H. Robinson Worldwide, Inc.	186,834	14,358,193
Expeditors International of Washington, Inc.	97,679	7,302,482
		21,660,675
Commercial services and supplies – 0.5%
Cintas Corp.	27,833	7,154,751
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery – 3.4%
AGCO Corp.	93,347	$7,293,201
CNH Industrial NV	566,138	6,050,274
PACCAR, Inc.	139,247	11,330,528
Wabtec Corp.	93,124	7,316,753
Xylem, Inc.	145,081	11,245,228
		43,235,984
Road and rail – 1.5%
J.B. Hunt Transport Services, Inc.	74,012	8,557,267
Kansas City Southern	66,901	10,197,050
		18,754,317
		118,224,947
Information technology – 3.5%
Electronic equipment, instruments and components – 1.5%
AVX Corp.	456,202	9,283,711
National Instruments Corp.	237,618	10,008,470
		19,292,181
IT services – 0.3%
Cognizant Technology Solutions Corp., Class A	66,777	4,281,073
Semiconductors and semiconductor equipment – 1.5%
Applied Materials, Inc.	324,270	18,775,233
Technology hardware, storage and peripherals – 0.2%
Western Digital Corp.	43,322	2,180,396
		44,528,883
Materials – 9.7%
Chemicals – 2.2%
Corteva, Inc.	401,771	10,454,081
PPG Industries, Inc.	42,499	5,475,571
RPM International, Inc.	45,269	3,337,683
Westlake Chemical Corp.	130,923	8,991,792
		28,259,127
Construction materials – 1.2%
Summit Materials, Inc., Class A (A)	245,201	5,852,948
Vulcan Materials Company	67,144	9,525,719
		15,378,667
Metals and mining – 6.3%
Barrick Gold Corp.	1,074,750	18,055,800
Cia de Minas Buenaventura SAA, ADR (B)	426,408	6,553,891
Franco-Nevada Corp.	191,907	18,855,517
Freeport-McMoRan, Inc.	942,984	10,731,158
Fresnillo PLC (B)	813,617	6,078,510
Gold Fields, Ltd., ADR	651,200	3,483,920
Newmont Goldcorp Corp.	170,349	6,541,402
Nucor Corp.	170,021	9,582,384
		79,882,582
		123,520,376
Real estate – 6.2%
Equity real estate investment trusts – 5.8%
Equity Commonwealth	328,327	10,785,542
Equity Residential	132,781	11,299,663
Rayonier, Inc.	749,972	22,971,642
Regency Centers Corp.	103,230	6,714,079
Weyerhaeuser Company	770,893	22,749,052
		74,519,978
Real estate management and development – 0.4%
The St. Joe Company (A)	262,435	4,986,265
		79,506,243
Utilities – 3.2%

68

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities – 2.6%
Entergy Corp.	45,939	$5,346,840
FirstEnergy Corp.	473,856	22,598,193
PG&E Corp. (A)	763,643	5,696,777
		33,641,810
Independent power and renewable electricity producers – 0.1%
Vistra Energy Corp.	53,086	1,408,372
Multi-utilities – 0.5%
CenterPoint Energy, Inc.	249,600	6,130,176
		41,180,358
TOTAL COMMON STOCKS (Cost $1,011,294,408)		$1,195,904,213
PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	31,449	3,160,625
TOTAL PREFERRED SECURITIES (Cost $3,563,298)		$3,160,625
RIGHTS – 0.0%
DISH Network Corp. (Expiration Date: 12-9-19; Strike Price: $33.52) (A)	6,815	4,634
TOTAL RIGHTS (Cost $0)		$4,634
SHORT-TERM INVESTMENTS – 9.7%
Short-term funds – 9.7%
John Hancock Collateral Trust, 1.7887% (C)(D)	4,832,123	48,351,668
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (C)	2,382,741	2,382,741
T. Rowe Price Government Reserve Fund, 1.6309% (C)	74,063,349	74,063,349
TOTAL SHORT-TERM INVESTMENTS (Cost $124,798,138)		$124,797,758
Total Investments (Mid Value Fund) (Cost $1,139,655,844) – 103.5%		$1,323,867,230
Other assets and liabilities, net – (3.5%)		(45,176,938)
TOTAL NET ASSETS – 100.0%		$1,278,690,292
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $46,794,460.
(C)	The rate shown is the annualized seven-day yield as of 11-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 66.5%
Equity - 66.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	20,054,835	$240,256,921
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $244,467,686)		$240,256,921
UNAFFILIATED INVESTMENT COMPANIES - 33.5%
Exchange-traded funds - 33.5%
Financial Select Sector SPDR Fund	185,087	5,580,373
Multi-Index Lifestyle Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
iShares Edge MSCI Min Vol USA ETF	261,461	$16,953,131
iShares Global Infrastructure ETF (C)	22,163	1,037,450
Schwab U.S. Large-Cap Growth ETF	68,321	6,191,249
Vanguard Dividend Appreciation ETF	98,036	12,013,331
Vanguard Energy ETF	57,457	4,412,123
Vanguard FTSE All World ex-US Small-Cap ETF	33,531	3,605,924
Vanguard FTSE Developed Markets ETF	27,126	1,165,604
Vanguard FTSE Emerging Markets ETF	356,362	14,988,586
Vanguard Global ex-U.S. Real Estate ETF	17,196	1,039,670
Vanguard Health Care ETF (C)	26,028	4,853,441
Vanguard Information Technology ETF	22,349	5,277,716
Vanguard Materials ETF	15,911	2,083,705
Vanguard Mid-Cap ETF	141,455	24,743,309
Vanguard Real Estate ETF	33,810	3,146,697
Vanguard S&P 500 ETF	10,339	2,984,352
Vanguard Small-Cap ETF	67,993	11,082,859
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $101,132,489)		$121,159,520
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
John Hancock Collateral Trust, 1.7887% (D)(E)	510,043	5,103,640
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	94,366	94,366
TOTAL SHORT-TERM INVESTMENTS (Cost $5,198,006)		$5,198,006
Total Investments (Multi-Index Lifestyle Aggressive Portfolio) (Cost $350,798,181) - 101.4%		$366,614,447
Other assets and liabilities, net - (1.4%)		(5,134,654)
TOTAL NET ASSETS - 100.0%		$361,479,793
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $5,002,902.
(D)	The rate shown is the annualized seven-day yield as of 11-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 38.5%
Equity - 38.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	29,997,721	$359,372,692
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $358,939,613)		$359,372,692
UNAFFILIATED INVESTMENT COMPANIES - 61.5%
Exchange-traded funds - 61.5%
Financial Select Sector SPDR Fund	365,249	11,012,257
Invesco Senior Loan ETF (C)	792,864	17,807,725
iShares Edge MSCI Min Vol USA ETF	706,142	45,786,247
iShares Global Infrastructure ETF	40,088	1,876,519

69

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Balanced Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
iShares JP Morgan USD Emerging Markets Bond ETF	273,158	$30,626,475
iShares TIPS Bond ETF	94,694	11,020,488
Schwab U.S. Large-Cap Growth ETF	105,297	9,542,014
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	133,229	4,389,896
Vanguard Dividend Appreciation ETF	254,369	31,170,377
Vanguard Energy ETF (C)	104,465	8,021,867
Vanguard FTSE All World ex-US Small-Cap ETF	20,609	2,216,292
Vanguard FTSE Developed Markets ETF	137,308	5,900,125
Vanguard FTSE Emerging Markets ETF	315,166	13,255,882
Vanguard Global ex-U.S. Real Estate ETF	31,109	1,880,850
Vanguard Health Care ETF (C)	33,821	6,306,602
Vanguard Information Technology ETF	31,200	7,367,880
Vanguard Intermediate-Term Corporate Bond ETF	1,213,032	110,846,864
Vanguard Materials ETF	28,855	3,778,851
Vanguard Mid-Cap ETF	187,830	32,855,224
Vanguard Real Estate ETF	61,319	5,706,959
Vanguard S&P 500 ETF	163	47,050
Vanguard Short-Term Bond ETF	145,753	11,769,555
Vanguard Short-Term Corporate Bond ETF	161,384	13,085,015
Vanguard Short-Term Inflation-Protected Securities ETF	448,371	22,055,369
Vanguard Small-Cap ETF	81,800	13,333,400
Vanguard Total Bond Market ETF	1,137,911	95,914,518
Xtrackers USD High Yield Corporate Bond ETF	1,124,523	56,068,717
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $526,084,009)		$573,643,018
SHORT-TERM INVESTMENTS - 2.8%
Short-term funds - 2.8%
John Hancock Collateral Trust, 1.7887% (D)(E)	2,494,563	24,961,349
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	891,653	891,653
TOTAL SHORT-TERM INVESTMENTS (Cost $25,851,012)		$25,853,002
Total Investments (Multi-Index Lifestyle Balanced Portfolio) (Cost $910,874,634) - 102.8%		$958,868,712
Other assets and liabilities, net - (2.8%)		(25,741,382)
TOTAL NET ASSETS - 100.0%		$933,127,330
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $24,415,730.
(D)	The rate shown is the annualized seven-day yield as of 11-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 10.7%
Equity - 10.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,705,586	$20,432,925
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $19,323,015)		$20,432,925
UNAFFILIATED INVESTMENT COMPANIES - 89.2%
Exchange-traded funds - 89.2%
Invesco Senior Loan ETF (C)	324,129	7,279,937
iShares Edge MSCI Min Vol USA ETF	83,456	5,411,287
iShares Global Infrastructure ETF (C)	5,859	274,260
iShares JP Morgan USD Emerging Markets Bond ETF	82,105	9,205,613
iShares TIPS Bond ETF	38,690	4,502,742
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	40,047	1,319,549
Vanguard Dividend Appreciation ETF	31,760	3,891,870
Vanguard Energy ETF	15,231	1,169,588
Vanguard FTSE Developed Markets ETF	65,023	2,794,038
Vanguard FTSE Emerging Markets ETF	16,186	680,783
Vanguard Global ex-U.S. Real Estate ETF	4,559	275,637
Vanguard Intermediate-Term Corporate Bond ETF	552,181	50,458,300
Vanguard Materials ETF	4,221	552,782
Vanguard Mid-Cap ETF	8,097	1,416,327
Vanguard Real Estate ETF	8,936	831,674
Vanguard Short-Term Bond ETF	63,795	5,151,446
Vanguard Short-Term Corporate Bond ETF	84,528	6,853,530
Vanguard Short-Term Inflation-Protected Securities ETF	183,203	9,011,756
Vanguard Small-Cap ETF	2,762	450,206
Vanguard Total Bond Market ETF	506,771	42,715,728
Xtrackers USD High Yield Corporate Bond ETF	321,235	16,016,777
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $163,701,297)		$170,263,830
SHORT-TERM INVESTMENTS - 4.0%
Short-term funds - 4.0%
John Hancock Collateral Trust, 1.7887% (D)(E)	734,076	7,345,380
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	258,111	258,111
TOTAL SHORT-TERM INVESTMENTS (Cost $7,604,093)		$7,603,491
Total Investments (Multi-Index Lifestyle Conservative Portfolio) (Cost $190,628,405) - 103.9%		$198,300,246
Other assets and liabilities, net - (3.9%)		(7,518,321)
TOTAL NET ASSETS - 100.0%		$190,781,925
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $7,184,827.
(D)	The rate shown is the annualized seven-day yield as of 11-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

70

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.7%
Equity - 52.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	38,527,075	$461,554,363
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $469,286,483)		$461,554,363
UNAFFILIATED INVESTMENT COMPANIES - 47.2%
Exchange-traded funds - 47.2%
Financial Select Sector SPDR Fund	388,281	11,706,672
Invesco Senior Loan ETF (C)	371,133	8,335,647
iShares Edge MSCI Min Vol USA ETF	670,360	43,466,142
iShares Global Infrastructure ETF	45,355	2,123,068
iShares JP Morgan USD Emerging Markets Bond ETF	138,392	15,516,511
iShares TIPS Bond ETF	42,264	4,918,684
Schwab U.S. Large-Cap Growth ETF	131,025	11,873,486
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	65,640	2,162,838
Vanguard Dividend Appreciation ETF	247,939	30,382,445
Vanguard Energy ETF	118,252	9,080,571
Vanguard FTSE All World ex-US Small-Cap ETF	19,584	2,106,063
Vanguard FTSE Developed Markets ETF	229,798	9,874,420
Vanguard FTSE Emerging Markets ETF	595,355	25,040,631
Vanguard Global ex-U.S. Real Estate ETF	34,969	2,114,226
Vanguard Health Care ETF (C)	42,770	7,975,322
Vanguard Information Technology ETF	37,971	8,966,852
Vanguard Intermediate-Term Corporate Bond ETF	587,113	53,650,386
Vanguard Materials ETF	32,349	4,236,425
Vanguard Mid-Cap ETF	256,304	44,832,696
Vanguard Real Estate ETF	69,046	6,426,111
Vanguard S&P 500 ETF	153	44,163
Vanguard Short-Term Bond ETF	56,333	4,548,890
Vanguard Short-Term Corporate Bond ETF	62,371	5,057,041
Vanguard Short-Term Inflation-Protected Securities ETF	199,543	9,815,520
Vanguard Small-Cap ETF	99,797	16,266,911
Vanguard Total Bond Market ETF	571,106	48,138,525
Xtrackers USD High Yield Corporate Bond ETF	500,543	24,957,074
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $367,338,314)		$413,617,320
SHORT-TERM INVESTMENTS - 1.9%
Short-term funds - 1.9%
John Hancock Collateral Trust, 1.7887% (D)(E)	1,642,996	16,440,312
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	1,046	1,046
TOTAL SHORT-TERM INVESTMENTS (Cost $16,441,590)		$16,441,358
Total Investments (Multi-Index Lifestyle Growth Portfolio) (Cost $853,066,387) - 101.8%		$891,613,041
Other assets and liabilities, net - (1.8%)		(16,030,706)
TOTAL NET ASSETS - 100.0%		$875,582,335
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $16,106,864.
(D)	The rate shown is the annualized seven-day yield as of 11-30-19.
Multi-Index Lifestyle Growth Portfolio (continued)
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 25.4%
Equity - 25.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,811,644	$69,623,497
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $68,932,323)		$69,623,497
UNAFFILIATED INVESTMENT COMPANIES - 74.5%
Exchange-traded funds - 74.5%
Invesco Senior Loan ETF (C)	350,151	7,864,391
iShares Edge MSCI Min Vol USA ETF	216,553	14,041,297
iShares Global Infrastructure ETF	9,268	433,835
iShares JP Morgan USD Emerging Markets Bond ETF	104,187	11,681,446
iShares TIPS Bond ETF	38,524	4,483,423
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	50,812	1,674,255
Vanguard Dividend Appreciation ETF	77,784	9,531,651
Vanguard Energy ETF	24,017	1,844,265
Vanguard FTSE Developed Markets ETF	90,160	3,874,175
Vanguard FTSE Emerging Markets ETF	17,546	737,985
Vanguard Global ex-U.S. Real Estate ETF	7,223	436,703
Vanguard Intermediate-Term Corporate Bond ETF	579,618	52,965,494
Vanguard Materials ETF	6,692	876,384
Vanguard Mid-Cap ETF	31,353	5,484,267
Vanguard Real Estate ETF	14,167	1,318,523
Vanguard S&P 500 ETF	48	13,855
Vanguard Short-Term Bond ETF	50,582	4,084,497
Vanguard Short-Term Corporate Bond ETF	88,422	7,169,256
Vanguard Short-Term Inflation-Protected Securities ETF (C)	182,412	8,972,846
Vanguard Small-Cap ETF	9,374	1,527,962
Vanguard Total Bond Market ETF	527,134	44,432,125
Xtrackers USD High Yield Corporate Bond ETF	411,807	20,532,697
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $192,072,360)		$203,981,332
SHORT-TERM INVESTMENTS - 3.5%
Short-term funds - 3.5%
John Hancock Collateral Trust, 1.7887% (D)(E)	914,794	9,153,703
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	337,671	337,671
TOTAL SHORT-TERM INVESTMENTS (Cost $9,491,568)		$9,491,374
Total Investments (Multi-Index Lifestyle Moderate Portfolio) (Cost $270,496,251) - 103.4%		$283,096,203
Other assets and liabilities, net - (3.4%)		(9,326,400)
TOTAL NET ASSETS - 100.0%		$273,769,803
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $8,955,962.
(D)	The rate shown is the annualized seven-day yield as of 11-30-19.

71

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Moderate Portfolio (continued)
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.4%
Information technology – 1.5%
IT services – 1.5%
IT consulting and other services – 1.5%
InterXion Holding NV (A)(B)	76,432	$6,499,778
Real estate – 97.9%
Equity real estate investment trusts – 97.9%
Diversified REITs – 5.4%
Essential Properties Realty Trust, Inc.	281,593	7,346,761
Liberty Property Trust	42,296	2,606,280
STORE Capital Corp.	332,436	13,533,470
		23,486,511
Health care REITs – 11.7%
Healthpeak Properties, Inc.	450,106	15,699,697
Medical Properties Trust, Inc.	637,645	13,237,510
Omega Healthcare Investors, Inc.	145,864	6,130,664
Welltower, Inc.	189,687	16,041,830
		51,109,701
Hotel and resort REITs – 4.0%
DiamondRock Hospitality Company	350,057	3,605,587
Host Hotels & Resorts, Inc.	100,550	1,758,620
MGM Growth Properties LLC, Class A	109,929	3,406,700
Ryman Hospitality Properties, Inc.	96,514	8,611,944
		17,382,851
Industrial REITs – 13.1%
Americold Realty Trust	311,258	11,709,526
EastGroup Properties, Inc.	34,776	4,736,143
Prologis, Inc.	298,871	27,361,640
Rexford Industrial Realty, Inc.	283,035	13,546,055
		57,353,364
Office REITs – 9.9%
Alexandria Real Estate Equities, Inc.	95,502	15,520,985
Douglas Emmett, Inc.	235,769	10,390,340
JBG SMITH Properties	141,792	5,654,665
Kilroy Realty Corp.	142,294	11,844,553
		43,410,543
Residential REITs – 20.5%
Apartment Investment & Management Company, A Shares	259,934	13,976,651
Equity LifeStyle Properties, Inc.	219,967	16,295,155
Equity Residential	232,829	19,813,748
Essex Property Trust, Inc.	32,530	10,155,215
Invitation Homes, Inc.	474,768	14,494,667
Mid-America Apartment Communities, Inc.	108,199	14,726,966
		89,462,402
Retail REITs – 15.3%
Agree Realty Corp.	115,585	8,643,446
Brixmor Property Group, Inc.	504,483	11,068,357
Kimco Realty Corp.	636,412	13,759,227
Realty Income Corp.	208,174	15,952,374
Simon Property Group, Inc.	75,377	11,397,756
Weingarten Realty Investors	187,288	5,963,250
		66,784,410
Real Estate Securities Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs – 18.0%
American Tower Corp.	43,769	$9,367,879
CoreSite Realty Corp.	71,019	8,052,844
CubeSmart	41,834	1,290,161
CyrusOne, Inc.	99,621	6,206,388
Equinix, Inc.	38,973	22,091,845
Extra Space Storage, Inc.	152,477	16,170,186
Life Storage, Inc.	90,971	9,963,144
Weyerhaeuser Company	188,139	5,551,982
		78,694,429
		427,684,211
TOTAL COMMON STOCKS (Cost $330,333,052)		$434,183,989
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
John Hancock Collateral Trust, 1.7887% (C)(D)	19,128	191,400
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (C)	2,881,214	2,881,214
TOTAL SHORT-TERM INVESTMENTS (Cost $3,072,614)		$3,072,614
Total Investments (Real Estate Securities Fund) (Cost $333,405,666) – 100.1%		$437,256,603
Other assets and liabilities, net – (0.1%)		(565,159)
TOTAL NET ASSETS – 100.0%		$436,691,444
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $186,956.
(C)	The rate shown is the annualized seven-day yield as of 11-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 91.5%
Communication services – 20.8%
Entertainment – 2.1%
Activision Blizzard, Inc.	23,315	$1,278,361
Electronic Arts, Inc. (A)	13,961	1,410,201
Netflix, Inc. (A)	3,584	1,127,741
Roku, Inc. (A)	2,830	453,847
Take-Two Interactive Software, Inc. (A)	13,960	1,694,046
Zynga, Inc., Class A (A)	45,105	281,004
		6,245,200
Interactive media and services – 18.5%
58.com, Inc., ADR (A)	79,185	4,871,461
Alphabet, Inc., Class C (A)	15,132	19,746,655
Facebook, Inc., Class A (A)	101,586	20,483,801
Mail.Ru Group, Ltd., GDR (A)	169,872	3,419,957
NAVER Corp.	29,638	4,325,404
Snap, Inc., Class A (A)(B)	25,260	385,215
Yandex NV, Class A (A)	12,255	514,342
		53,746,835
Media – 0.2%
News Corp., Class A	51,095	658,104
		60,650,139

72

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 12.9%
Automobiles – 0.4%
Tesla, Inc. (A)(B)	3,887	$1,282,477
Diversified consumer services – 0.3%
GSX Techedu, Inc., ADR (A)	43,159	759,167
Internet and direct marketing retail – 12.2%
Alibaba Group Holding, Ltd., ADR (A)	32,538	6,507,600
Amazon.com, Inc. (A)	3,618	6,515,294
Booking Holdings, Inc. (A)	3,877	7,381,924
Grubhub, Inc. (A)	1,535	66,189
Naspers, Ltd., N Shares	14,180	2,020,397
Prosus NV (A)	14,395	981,283
Trip.com Group, Ltd., ADR (A)	232,040	7,713,010
Zalando SE (A)(C)	100,698	4,331,404
		35,517,101
		37,558,745
Health care – 1.4%
Health care equipment and supplies – 0.9%
Intuitive Surgical, Inc. (A)	4,268	2,530,497
Health care technology – 0.5%
Veeva Systems, Inc., Class A (A)	9,745	1,453,759
		3,984,256
Industrials – 0.2%
Electrical equipment – 0.1%
Bloom Energy Corp., Class A (A)(B)	43,685	284,826
Road and rail – 0.1%
Lyft, Inc., Class A (A)(B)	2,275	111,430
Uber Technologies, Inc. (A)	5,220	154,512
		265,942
		550,768
Information technology – 56.2%
Communications equipment – 0.4%
Arista Networks, Inc. (A)	1,045	203,911
Telefonaktiebolaget LM Ericsson, ADR (B)	60,245	544,615
Telefonaktiebolaget LM Ericsson, B Shares	20,610	185,733
Viavi Solutions, Inc. (A)	9,245	138,860
		1,073,119
Electronic equipment, instruments and components – 0.2%
CDW Corp.	1,830	247,142
Cognex Corp.	325	16,309
Flex, Ltd. (A)	25,530	303,039
		566,490
IT services – 10.2%
Akamai Technologies, Inc. (A)	17,430	1,518,502
DXC Technology Company	36,825	1,374,677
EPAM Systems, Inc. (A)	2,100	444,885
Fidelity National Information Services, Inc.	13,167	1,819,021
Fiserv, Inc. (A)	17,540	2,038,850
Global Payments, Inc.	11,214	2,030,855
Mastercard, Inc., Class A	17,500	5,114,025
MongoDB, Inc. (A)(B)	21,795	3,240,917
Okta, Inc. (A)	39,840	5,170,435
PayPal Holdings, Inc. (A)	11,490	1,241,035
Square, Inc., Class A (A)	13,970	965,606
Twilio, Inc., Class A (A)(B)	41,275	4,262,882
Visa, Inc., Class A	2,370	437,289
		29,658,979
Semiconductors and semiconductor equipment – 13.6%
Advanced Micro Devices, Inc. (A)	113,840	4,456,836
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Analog Devices, Inc.	3,680	$415,656
Applied Materials, Inc.	45,615	2,641,109
ASML Holding NV (B)	1,540	416,755
Broadcom, Inc.	4,410	1,394,486
Cree, Inc. (A)	14,345	634,192
Infineon Technologies AG	13,507	287,856
KLA Corp.	13,340	2,185,892
Lam Research Corp.	8,145	2,173,330
Marvell Technology Group, Ltd.	38,442	1,013,716
Maxim Integrated Products, Inc.	41,941	2,376,796
Micron Technology, Inc. (A)	114,856	5,456,809
NVIDIA Corp.	32,487	7,041,232
NXP Semiconductors NV	11,585	1,338,994
ON Semiconductor Corp. (A)	9,270	199,027
QUALCOMM, Inc.	22,950	1,917,473
STMicroelectronics NV	11,900	290,900
STMicroelectronics NV (New York Stock Exchange) (B)	23,425	570,867
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	49,730	2,640,166
Teradyne, Inc.	32,695	2,046,380
Xilinx, Inc.	1,470	136,387
		39,634,859
Software – 25.9%
Alteryx, Inc., Class A (A)(B)	41,520	4,713,766
Aspen Technology, Inc. (A)	1,265	158,631
Atlassian Corp. PLC, Class A (A)	25,845	3,285,158
Autodesk, Inc. (A)	3,420	618,678
AVEVA Group PLC	9,980	587,868
Coupa Software, Inc. (A)	2,165	332,306
Crowdstrike Holdings, Inc., Class A (A)(B)	4,110	238,380
Datadog, Inc., Class A (A)(B)	4,120	167,972
Dynatrace, Inc. (A)	2,070	55,000
Elastic NV (A)	19,163	1,521,734
Fortinet, Inc. (A)	24,040	2,526,844
Guidewire Software, Inc. (A)	1,260	153,506
HubSpot, Inc. (A)	990	149,490
Intuit, Inc.	3,594	930,451
Microsoft Corp.	126,669	19,175,153
Mimecast, Ltd. (A)	2,065	91,583
NortonLifeLock, Inc.	229,283	5,709,147
Palo Alto Networks, Inc. (A)	3,980	904,336
Paycom Software, Inc. (A)	27,615	7,644,108
Proofpoint, Inc. (A)	13,400	1,590,446
Rapid7, Inc. (A)	7,430	416,600
RingCentral, Inc., Class A (A)	29,935	5,162,889
salesforce.com, Inc. (A)	54,742	8,916,924
Smartsheet, Inc., Class A (A)	6,190	293,592
Splunk, Inc. (A)	8,635	1,288,515
Synopsys, Inc. (A)	10,967	1,546,786
Temenos AG (A)	3,085	468,057
Workday, Inc., Class A (A)	20,252	3,627,538
Zendesk, Inc. (A)	10,805	853,595
Zscaler, Inc. (A)(B)	41,115	2,143,325
		75,272,378
Technology hardware, storage and peripherals – 5.9%
Apple, Inc.	14,175	3,788,269
NetApp, Inc.	25,425	1,540,501
Pure Storage, Inc., Class A (A)	255,388	4,104,085
Samsung Electronics Company, Ltd.	183,215	7,832,230
		17,265,085
		163,470,910
Real estate – 0.0%

73

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts – 0.0%
Equinix, Inc.	235	$133,210
TOTAL COMMON STOCKS (Cost $219,279,167)		$266,348,028
PREFERRED SECURITIES – 0.9%
Consumer discretionary – 0.6%
Internet and direct marketing retail – 0.6%
Airbnb, Inc., Series E (A)(D)(E)	16,398	1,857,565
Information technology – 0.3%
Software – 0.3%
DiDi Chuxing, Inc. (A)(D)(E)	16,798	855,557
TOTAL PREFERRED SECURITIES (Cost $1,987,267)		$2,713,122
SHORT-TERM INVESTMENTS – 10.0%
Short-term funds – 8.2%
John Hancock Collateral Trust, 1.7887% (F)(G)	820,577	8,210,938
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (F)	2,657,241	2,657,241
T. Rowe Price Government Reserve Fund, 1.6309% (F)	12,863,460	12,863,460
		23,731,639
Repurchase agreement – 1.8%
Repurchase Agreement with State Street Corp. dated 11-29-19 at 0.550% to be repurchased at $5,225,239 on 12-2-19, collateralized by $5,200,000 U.S. Treasury Notes, 2.875% due 10-15-21 (maturity value of $5,332,964)	$5,225,000	5,225,000
TOTAL SHORT-TERM INVESTMENTS (Cost $28,956,662)		$28,956,639
Total Investments (Science & Technology Fund) (Cost $250,223,096) – 102.4%		$298,017,789
Other assets and liabilities, net – (2.4%)		(6,931,119)
TOTAL NET ASSETS – 100.0%		$291,086,670
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $8,041,265.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 11-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.2%
Communication services – 8.4%
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services – 1.8%
Anterix, Inc. (A)	1,393	$59,161
AT&T, Inc.	1,092,488	40,837,201
ATN International, Inc.	1,465	82,260
Bandwidth, Inc., Class A (A)	2,041	114,153
BCE, Inc.	25,783	1,238,974
BT Group PLC	863,695	2,138,285
Cellnex Telecom SA (A)(B)	41,188	1,768,336
CenturyLink, Inc. (C)	146,776	2,126,784
China Telecom Corp., Ltd., H Shares	1,943,296	735,422
China Tower Corp., Ltd., H Shares (B)	5,918,400	1,209,414
China Unicom Hong Kong, Ltd.	861,816	738,292
Chunghwa Telecom Company, Ltd.	510,479	1,890,919
Cincinnati Bell, Inc. (A)	6,646	43,133
Cogent Communications Holdings, Inc.	5,334	334,335
Consolidated Communications Holdings, Inc.	9,516	34,543
Deutsche Telekom AG	561,231	9,422,762
Elisa OYJ	5,265	281,405
HKT Trust & HKT, Ltd.	132,322	194,059
IDT Corp., Class B (A)	2,332	16,627
Iliad SA (C)	5,346	680,517
Intelsat SA (A)(C)	8,652	52,604
Iridium Communications, Inc. (A)	12,660	294,978
Koninklijke KPN NV	530,257	1,633,108
LG Uplus Corp.	25,103	285,066
Nippon Telegraph & Telephone Corp.	115,600	5,840,004
Ooma, Inc. (A)	2,669	37,046
Orange Polska SA (A)	61,786	100,694
Orange SA (C)	404,223	6,678,968
ORBCOMM, Inc. (A)	10,006	40,124
PCCW, Ltd.	125,000	75,374
Proximus SADP (C)	45,627	1,376,336
Singapore Telecommunications, Ltd.	175,950	434,797
Singapore Telecommunications, Ltd.	1,055,378	2,601,565
Spark New Zealand, Ltd.	175,341	511,137
Swisscom AG	4,046	2,094,658
Telecom Italia SpA (A)	1,926,239	1,204,658
Telecom Italia SpA	1,321,411	813,039
Telefonica Deutschland Holding AG	147,240	449,495
Telefonica SA	770,566	5,893,336
Telekom Malaysia BHD	40,718	36,655
Telekomunikasi Indonesia Persero Tbk PT	1,572,360	436,802
Telenor ASA	43,899	801,489
Telia Company AB	480,035	2,077,770
Telkom SA SOC, Ltd.	42,688	136,500
Telstra Corp., Ltd.	215,579	563,497
TELUS Corp.	33,360	1,260,010
TPG Telecom, Ltd.	18,583	87,930
True Corp. PCL, Foreign Quota Shares	1,172,600	172,287
True Corp. PCL, NVDR	4,500	661
United Internet AG	20,794	703,993
Verizon Communications, Inc.	618,383	37,251,392
Vonage Holdings Corp. (A)	28,869	228,354
		138,120,909
Entertainment – 1.4%
Activision Blizzard, Inc.	118,518	6,498,342
Alibaba Pictures Group, Ltd. (A)	2,050,500	340,635
AMC Entertainment Holdings, Inc., Class A (C)	6,770	55,379
CD Projekt SA	6,567	440,241
Cinemark Holdings, Inc. (C)	28,276	957,708
Electronic Arts, Inc. (A)	45,537	4,599,692
Eros International PLC (A)	10,014	26,737
Gaia, Inc. (A)	1,624	13,593

74

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Glu Mobile, Inc. (A)	14,908	$82,441
IMAX Corp. (A)	6,711	144,287
iQIYI, Inc., ADR (A)(C)	17,900	342,785
Konami Holdings Corp.	16,500	726,931
Liberty Media Corp.-Liberty Braves, Class A (A)	1,555	44,146
Liberty Media Corp.-Liberty Braves, Class C (A)	4,351	123,133
Live Nation Entertainment, Inc. (A)	36,885	2,574,942
NCSoft Corp.	3,743	1,564,116
NetEase, Inc., ADR	9,904	3,122,929
Netflix, Inc. (A)	67,653	21,287,693
Netmarble Corp. (A)(B)	5,852	437,259
Nexon Company, Ltd. (A)	88,400	1,207,680
Nintendo Company, Ltd.	20,139	7,798,535
Pearl Abyss Corp. (A)	1,472	231,218
Reading International, Inc., Class A (A)	2,316	24,851
Rosetta Stone, Inc. (A)	2,741	42,595
Take-Two Interactive Software, Inc. (A)	17,488	2,122,169
Tencent Music Entertainment Group, ADR (A)(C)	13,100	162,833
The Marcus Corp.	2,876	90,479
The Walt Disney Company	278,343	42,191,232
Toho Company, Ltd.	20,100	816,896
Ubisoft Entertainment SA (A)	16,951	1,029,637
Viacom, Inc., Class B	54,694	1,316,485
Vivendi SA	185,780	5,099,938
World Wrestling Entertainment, Inc., Class A (C)	12,615	782,382
		106,299,919
Interactive media and services – 3.3%
58.com, Inc., ADR (A)	13,300	818,216
Alphabet, Inc., Class A (A)	46,283	60,357,197
Alphabet, Inc., Class C (A)	46,693	60,932,497
Auto Trader Group PLC (B)	93,470	678,922
Autohome, Inc., ADR (A)	8,300	564,815
Baidu, Inc., ADR (A)	39,200	4,646,376
Care.com, Inc. (A)	2,876	36,036
CarGurus, Inc. (A)	9,481	380,093
Cars.com, Inc. (A)	8,567	113,855
DHI Group, Inc. (A)	6,993	23,566
Eventbrite, Inc., Class A (A)	4,717	101,463
EverQuote, Inc., Class A (A)	1,147	40,386
Facebook, Inc., Class A (A)	371,724	74,954,427
Kakaku.com, Inc.	24,000	579,760
Kakao Corp.	11,368	1,498,507
Liberty TripAdvisor Holdings, Inc., Class A (A)	9,474	65,655
LINE Corp. (A)(C)	10,600	499,180
Momo, Inc., ADR	21,200	793,516
NAVER Corp.	31,852	4,648,518
QuinStreet, Inc. (A)	5,842	91,953
REA Group, Ltd.	2,615	185,108
SINA Corp. (A)	8,800	307,032
Tencent Holdings, Ltd.	805,312	33,980,240
The Meet Group, Inc. (A)	9,410	45,544
TripAdvisor, Inc.	16,223	460,733
TrueCar, Inc. (A)	13,599	71,395
Twitter, Inc. (A)	119,445	3,692,045
Weibo Corp., ADR (A)(C)	7,800	333,918
Yelp, Inc. (A)	25,969	900,605
YY, Inc., ADR (A)	7,900	503,941
Z Holdings Corp.	476,907	1,643,764
		253,949,263
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media – 1.1%
AMC Networks, Inc., Class A (A)	11,712	$450,092
Axel Springer SE (C)	5,209	365,395
Axel Springer SE, Tender Offer (A)	2,747	189,381
Boston Omaha Corp., Class A (A)	1,404	29,947
Cable One, Inc.	1,332	2,044,620
Cardlytics, Inc. (A)	1,762	98,760
CBS Corp., Class B	50,563	2,041,734
Central European Media Enterprises, Ltd., Class A (A)	11,631	52,340
Charter Communications, Inc., Class A (A)	24,982	11,741,790
Cheil Worldwide, Inc.	15,685	314,424
China Literature, Ltd. (A)(B)(C)	36,200	138,987
Clear Channel Outdoor Holdings, Inc. (A)	6,987	17,328
Comcast Corp., Class A	700,816	30,941,026
comScore, Inc. (A)	6,723	27,497
Cumulus Media, Inc., Class A (A)	1,845	31,992
CyberAgent, Inc.	18,100	625,448
Cyfrowy Polsat SA	24,235	172,503
Daily Journal Corp. (A)(C)	150	42,615
Dentsu, Inc.	38,844	1,410,420
Discovery, Inc., Series A (A)(C)	24,420	804,395
Discovery, Inc., Series C (A)	53,608	1,636,116
DISH Network Corp., Class A (A)	39,187	1,339,020
Emerald Expositions Events, Inc.	3,439	34,424
Entercom Communications Corp., Class A (C)	16,136	76,323
Entravision Communications Corp., Class A	8,028	22,800
Eutelsat Communications SA	35,074	575,387
Fox Corp., Class A	54,766	1,958,432
Fox Corp., Class B	25,088	877,578
Gannett Company, Inc.	15,477	98,434
Gray Television, Inc. (A)	11,640	235,594
Grupo Televisa SAB	326,597	715,018
Hakuhodo DY Holdings, Inc.	41,600	673,091
Hemisphere Media Group, Inc. (A)	2,505	35,070
Informa PLC	127,270	1,302,281
ITV PLC	369,242	692,462
JCDecaux SA	14,881	426,321
John Wiley & Sons, Inc., Class A	11,679	551,950
Liberty Latin America, Ltd., Class A (A)	6,283	111,837
Liberty Latin America, Ltd., Class C (A)	14,201	254,766
Loral Space & Communications, Inc. (A)	1,698	57,494
Marchex, Inc., Class B (A)	5,393	21,680
MDC Partners, Inc., Class A (A)	8,097	18,866
Media General, Inc. (A)(D)	18,354	1,762
Megacable Holdings SAB de CV	40,000	142,261
Meredith Corp.	15,731	551,214
MSG Networks, Inc., Class A (A)	7,488	121,605
MultiChoice Group, Ltd. (A)	67,373	556,755
National CineMedia, Inc.	7,995	53,646
News Corp., Class A	59,582	767,416
News Corp., Class B	18,824	247,912
Omnicom Group, Inc.	33,611	2,671,402
Pearson PLC	79,557	666,125
Publicis Groupe SA	42,962	1,887,690
Quebecor, Inc., Class B	29,831	742,687
RTL Group SA	6,420	306,259
Schibsted ASA, B Shares	5,843	150,551
Scholastic Corp.	3,823	141,948
SES SA	73,758	978,799
Shaw Communications, Inc., Class B	75,247	1,563,515
Singapore Press Holdings, Ltd.	241,600	388,808

75

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Surya Citra Media Tbk PT	188,800	$16,051
TechTarget, Inc. (A)	2,927	77,624
TEGNA, Inc.	85,125	1,306,669
Telenet Group Holding NV	13,748	620,265
The EW Scripps Company, Class A	7,036	104,977
The Interpublic Group of Companies, Inc.	59,833	1,340,259
The New York Times Company, Class A	38,121	1,229,402
Tribune Publishing Company	2,433	30,461
WideOpenWest, Inc. (A)	3,562	21,835
WPP PLC	129,180	1,668,066
		81,611,602
Wireless telecommunication services – 0.8%
1&1 Drillisch AG (C)	9,033	238,786
Advanced Info Service PCL	118,100	828,399
America Movil SAB de CV, Series L	4,564,500	3,500,480
Axiata Group BHD	96,353	95,285
Boingo Wireless, Inc. (A)	5,683	65,411
China Mobile, Ltd.	865,470	6,525,243
DiGi.Com BHD	103,520	111,102
Empresa Nacional de Telecomunicaciones SA (A)	9,258	56,729
Far EasTone Telecommunications Company, Ltd.	206,595	495,023
Globe Telecom, Inc.	4,055	154,789
Gogo, Inc. (A)(C)	7,341	37,145
Intouch Holdings PCL, Foreign Quota Shares	223,700	434,871
KDDI Corp.	317,167	9,112,480
Maxis BHD	77,360	96,029
Millicom International Cellular SA (C)	11,459	512,621
MTN Group, Ltd.	263,408	1,659,395
NTT DOCOMO, Inc.	239,300	6,570,317
PLDT, Inc.	10,435	221,505
Rogers Communications, Inc., Class B	57,567	2,782,354
Shenandoah Telecommunications Company	6,150	230,933
SK Telecom Company, Ltd.	4,620	961,000
Softbank Corp.	299,600	4,069,847
SoftBank Group Corp.	296,552	11,536,583
Spok Holdings, Inc.	2,496	30,726
Taiwan Mobile Company, Ltd.	212,000	795,668
Tele2 AB, B Shares	87,573	1,292,148
Telephone & Data Systems, Inc.	25,878	613,567
TIM Participacoes SA	45,389	146,876
T-Mobile US, Inc. (A)	47,268	3,712,901
Total Access Communication PCL, Foreign Quota Shares	69,500	123,105
Turkcell Iletisim Hizmetleri AS	73,392	172,691
Vodacom Group, Ltd.	99,685	824,013
Vodafone Group PLC	2,735,302	5,416,440
		63,424,462
		643,406,155
Consumer discretionary – 10.8%
Auto components – 0.6%
Adient PLC (A)	34,340	750,672
Aisin Seiki Company, Ltd.	29,200	1,105,321
American Axle & Manufacturing Holdings, Inc. (A)	14,293	140,929
Aptiv PLC	15,259	1,432,515
BorgWarner, Inc.	12,301	517,257
Bridgestone Corp.	102,400	4,095,732
Cheng Shin Rubber Industry Company, Ltd.	254,730	347,214
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
China First Capital Group, Ltd. (A)	416,700	$21,818
Cie Generale des Etablissements Michelin SCA	34,687	4,159,744
Continental AG	18,552	2,424,719
Cooper Tire & Rubber Company	6,412	184,794
Cooper-Standard Holdings, Inc. (A)	2,142	60,897
Dana, Inc.	56,573	958,912
Delphi Technologies PLC (A)	23,104	287,876
Denso Corp.	77,916	3,482,014
Dorman Products, Inc. (A)	3,432	255,066
Faurecia SE	15,494	821,328
Fox Factory Holding Corp. (A)	4,799	316,398
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	70,300	207,387
Gentex Corp.	67,574	1,919,102
Gentherm, Inc. (A)	4,223	176,733
Hankook Tire & Technology Company, Ltd.	16,917	477,282
Hanon Systems	42,409	388,247
Hyundai Mobis Company, Ltd.	15,189	3,153,883
Koito Manufacturing Company, Ltd.	18,776	968,499
LCI Industries	3,094	329,387
Linamar Corp.	510	17,070
Magna International, Inc.	48,670	2,678,444
Modine Manufacturing Company (A)	6,585	48,861
Motorcar Parts of America, Inc. (A)	2,442	47,643
Nexteer Automotive Group, Ltd.	124,484	104,308
NGK Spark Plug Company, Ltd.	28,000	560,965
Nokian Renkaat OYJ	4,656	125,992
Pirelli & C. SpA (B)	85,165	482,232
Standard Motor Products, Inc.	2,685	135,243
Stanley Electric Company, Ltd.	23,300	645,577
Stoneridge, Inc. (A)	3,376	101,753
Sumitomo Electric Industries, Ltd.	135,300	2,021,910
Sumitomo Rubber Industries, Ltd.	30,200	383,988
Tenneco, Inc., Class A	6,573	81,439
The Goodyear Tire & Rubber Company	61,671	986,119
The Yokohama Rubber Company, Ltd.	21,200	437,036
Toyoda Gosei Company, Ltd.	11,600	271,206
Toyota Industries Corp.	26,329	1,548,097
Valeo SA	48,849	1,923,840
Visteon Corp. (A)	10,975	1,026,492
		42,611,941
Automobiles – 1.2%
Astra International Tbk PT	638,608	294,075
BAIC Motor Corp., Ltd., H Shares (B)	232,700	130,435
Bayerische Motoren Werke AG	55,622	4,485,702
Brilliance China Automotive Holdings, Ltd.	426,300	439,823
BYD Company, Ltd., H Shares (C)	90,194	426,742
Daimler AG	153,405	8,634,832
Dongfeng Motor Group Company, Ltd., H Shares	381,680	366,575
Ferrari NV	26,188	4,419,912
Fiat Chrysler Automobiles NV	233,406	3,435,215
Ford Motor Company	233,429	2,114,867
Ford Otomotiv Sanayi AS	4,499	49,871
Geely Automobile Holdings, Ltd.	705,000	1,318,426
General Motors Company	74,836	2,694,096
Great Wall Motor Company, Ltd., H Shares	435,250	336,288
Guangzhou Automobile Group Company, Ltd., H Shares	415,346	443,498
Harley-Davidson, Inc.	9,336	339,644
Honda Motor Company, Ltd.	293,227	8,242,471

76

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Hyundai Motor Company	33,905	$3,479,135
Isuzu Motors, Ltd.	99,300	1,162,770
Kia Motors Corp.	60,056	2,201,199
Mazda Motor Corp.	101,780	903,176
Mitsubishi Motors Corp.	120,000	537,717
NIO, Inc., ADR (A)(C)	92,900	210,883
Nissan Motor Company, Ltd.	416,925	2,574,518
Peugeot SA	119,781	2,890,403
Renault SA	39,164	1,874,122
Subaru Corp.	110,500	2,895,974
Suzuki Motor Corp.	66,000	2,930,245
Thor Industries, Inc.	14,604	931,297
Toyota Motor Corp.	410,100	28,690,059
Volkswagen AG	5,517	1,050,063
Winnebago Industries, Inc.	3,954	187,934
Yamaha Motor Company, Ltd.	50,300	1,051,824
		91,743,791
Distributors – 0.1%
Core-Mark Holding Company, Inc.	5,826	157,011
Funko, Inc., Class A (A)	2,354	33,592
Genuine Parts Company	27,964	2,918,603
Jardine Cycle & Carriage, Ltd.	15,054	337,681
LKQ Corp. (A)	58,999	2,081,485
Pool Corp.	10,588	2,185,893
Weyco Group, Inc.	915	22,463
		7,736,728
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	21,788	734,909
American Public Education, Inc. (A)	2,046	50,659
Benesse Holdings, Inc.	12,700	335,368
Career Education Corp. (A)	8,802	146,817
Carriage Services, Inc.	2,130	51,227
Chegg, Inc. (A)	14,767	572,517
China Education Group Holdings, Ltd. (C)	86,000	116,451
Cogna Educacao	79,480	194,678
Collectors Universe, Inc.	1,026	26,953
Graham Holdings Company, Class B	1,154	728,878
H&R Block, Inc.	29,501	719,234
Houghton Mifflin Harcourt Company (A)	13,431	78,840
K12, Inc. (A)	4,939	97,051
Laureate Education, Inc., Class A (A)	13,295	230,668
New Oriental Education & Technology Group, Inc., ADR (A)	20,100	2,433,708
OneSpaWorld Holdings, Ltd. (A)(C)	5,849	95,514
Regis Corp. (A)	3,606	58,165
Select Interior Concepts, Inc., Class A (A)	2,832	29,170
Service Corp. International	48,367	2,129,115
Strategic Education, Inc.	2,718	385,249
TAL Education Group, ADR (A)	54,362	2,406,062
WW International, Inc. (A)	18,286	791,601
		12,412,834
Hotels, restaurants and leisure – 1.7%
Accor SA	37,164	1,589,767
Alsea SAB de CV (A)	72,900	198,671
Altus San Nicolas Corp. (A)(D)	4,667	476
Aristocrat Leisure, Ltd.	29,742	683,081
BBX Capital Corp.	9,017	41,298
Biglari Holdings, Inc., Class B (A)	137	15,454
BJ's Restaurants, Inc.	2,623	107,936
Bloomin' Brands, Inc.	11,083	266,546
Boyd Gaming Corp.	31,514	926,827
Brinker International, Inc.	14,690	658,112
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Caesars Entertainment Corp. (A)	147,406	$1,922,174
Carnival Corp.	58,850	2,652,958
Carnival PLC	16,783	702,177
Carrols Restaurant Group, Inc. (A)	4,540	35,957
Century Casinos, Inc. (A)	3,920	31,752
Chipotle Mexican Grill, Inc. (A)	3,749	3,051,386
Churchill Downs, Inc.	13,915	1,809,089
Chuy's Holdings, Inc. (A)	2,164	62,366
Compass Group PLC	161,981	3,968,918
Cracker Barrel Old Country Store, Inc.	8,809	1,354,296
Crown Resorts, Ltd.	18,618	162,818
Darden Restaurants, Inc.	18,051	2,137,960
Dave & Buster's Entertainment, Inc.	4,649	186,797
Del Taco Restaurants, Inc. (A)	3,925	29,398
Denny's Corp. (A)	7,396	144,518
Dine Brands Global, Inc.	2,077	172,142
Domino's Pizza, Inc.	10,936	3,218,465
Drive Shack, Inc. (A)	8,015	30,778
Dunkin' Brands Group, Inc.	21,939	1,679,430
El Pollo Loco Holdings, Inc. (A)	2,753	44,378
Eldorado Resorts, Inc. (A)(C)	25,722	1,376,384
Everi Holdings, Inc. (A)	8,842	119,102
Fiesta Restaurant Group, Inc. (A)	3,229	31,967
Flight Centre Travel Group, Ltd.	2,871	85,679
Flutter Entertainment PLC	11,811	1,353,547
Galaxy Entertainment Group, Ltd.	82,000	536,964
Genting BHD	78,200	109,139
Genting Malaysia BHD	105,260	79,115
Genting Singapore, Ltd.	917,700	620,649
Golden Entertainment, Inc. (A)	2,339	42,383
GVC Holdings PLC	59,660	656,898
Haidilao International Holding, Ltd. (B)(C)	53,000	222,759
Hilton Worldwide Holdings, Inc.	42,160	4,426,800
Huazhu Group, Ltd., ADR (C)	18,700	639,727
InterContinental Hotels Group PLC	17,589	1,136,874
J Alexander's Holdings, Inc. (A)	1,747	18,116
Jack in the Box, Inc.	10,126	802,891
Jollibee Foods Corp.	53,100	200,563
Kangwon Land, Inc.	26,851	667,889
Las Vegas Sands Corp.	49,781	3,123,758
Lindblad Expeditions Holdings, Inc. (A)	2,986	46,283
Marriott International, Inc., Class A	40,178	5,639,384
Marriott Vacations Worldwide Corp.	15,734	1,932,765
McDonald's Corp.	111,618	21,707,469
McDonald's Holdings Company Japan, Ltd.	11,600	573,695
Melco Resorts & Entertainment, Ltd., ADR	8,100	172,368
MGM China Holdings, Ltd.	37,000	55,035
MGM Resorts International	76,636	2,448,520
Minor International PCL, Foreign Quota Shares	249,930	318,324
Minor International PCL, NVDR	21,700	27,638
Monarch Casino & Resort, Inc. (A)	1,492	68,035
Nathan's Famous, Inc.	382	28,478
Noodles & Company (A)	3,793	23,896
Norwegian Cruise Line Holdings, Ltd. (A)	31,687	1,699,691
Oriental Land Company, Ltd.	35,900	4,969,400
Papa John's International, Inc. (C)	8,629	546,043
Penn National Gaming, Inc. (A)	42,911	988,240
PlayAGS, Inc. (A)	3,434	39,457
Potbelly Corp. (A)	3,224	16,313
RCI Hospitality Holdings, Inc.	1,268	23,331

77

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Red Robin Gourmet Burgers, Inc. (A)	1,643	$44,805
Red Rock Resorts, Inc., Class A	8,998	210,553
Restaurant Brands International, Inc.	38,208	2,506,258
Royal Caribbean Cruises, Ltd.	25,256	3,031,176
Ruth's Hospitality Group, Inc.	3,633	84,903
Sands China, Ltd.	92,452	437,807
Scientific Games Corp. (A)(C)	21,480	587,693
SeaWorld Entertainment, Inc. (A)(C)	6,008	175,914
Shake Shack, Inc., Class A (A)	3,693	228,892
Shangri-La Asia, Ltd.	46,500	48,237
Six Flags Entertainment Corp.	20,808	904,732
SJM Holdings, Ltd.	75,384	76,887
Sodexo SA	17,847	2,080,234
Starbucks Corp.	175,927	15,029,444
Tabcorp Holdings, Ltd.	103,922	337,388
Target Hospitality Corp. (A)	4,528	21,417
Texas Roadhouse, Inc.	25,757	1,491,330
The Cheesecake Factory, Inc. (C)	16,184	705,784
The Habit Restaurants, Inc., Class A (A)	2,753	29,292
The Stars Group, Inc. (A)	36,292	880,866
The Wendy's Company	48,930	1,049,059
TUI AG	45,132	618,614
Twin River Worldwide Holdings, Inc. (C)	2,570	62,451
Whitbread PLC	13,592	807,313
Wingstop, Inc.	3,730	298,400
Wyndham Destinations, Inc.	24,461	1,186,359
Wyndham Hotels & Resorts, Inc.	25,576	1,481,618
Wynn Macau, Ltd.	60,150	132,283
Wynn Resorts, Ltd.	14,235	1,720,300
Yum China Holdings, Inc.	50,708	2,257,520
Yum! Brands, Inc.	44,722	4,502,164
		128,491,187
Household durables – 0.7%
Arcelik AS (A)	13,444	46,999
Barratt Developments PLC	104,047	897,009
Bassett Furniture Industries, Inc.	1,511	22,997
Beazer Homes USA, Inc. (A)	3,618	55,428
Casio Computer Company, Ltd.	34,900	666,171
Cavco Industries, Inc. (A)	1,106	221,211
Century Communities, Inc. (A)	3,310	94,335
D.R. Horton, Inc.	45,078	2,495,067
Electrolux AB, B Shares	39,793	1,022,629
Ethan Allen Interiors, Inc.	3,149	56,304
Flexsteel Industries, Inc.	1,154	21,211
Garmin, Ltd.	19,353	1,890,595
GoPro, Inc., Class A (A)(C)	15,970	64,519
Green Brick Partners, Inc. (A)	3,183	36,318
Haier Electronics Group Company, Ltd.	178,200	495,332
Hamilton Beach Brands Holding Company, Class A	989	19,444
Hamilton Beach Brands Holding Company, Class B	765	15,040
Helen of Troy, Ltd. (A)	9,845	1,589,180
Hooker Furniture Corp.	1,586	37,763
Husqvarna AB, B Shares	73,420	573,324
Iida Group Holdings Company, Ltd.	26,500	471,328
Installed Building Products, Inc. (A)	2,881	206,568
iRobot Corp. (A)(C)	3,515	153,113
KB Home	33,531	1,159,502
La-Z-Boy, Inc.	5,707	180,341
Leggett & Platt, Inc.	17,611	921,408
Lennar Corp., A Shares	38,095	2,272,367
LG Electronics, Inc.	24,316	1,441,225
LGI Homes, Inc. (A)	2,532	182,988
M/I Homes, Inc. (A)	3,353	148,437
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
MDC Holdings, Inc.	6,285	$248,697
Meritage Homes Corp. (A)	4,569	304,021
Mohawk Industries, Inc. (A)	8,022	1,118,026
Newell Brands, Inc.	51,043	981,046
Nien Made Enterprise Company, Ltd.	22,300	204,538
Nikon Corp.	57,700	792,259
NVR, Inc. (A)	460	1,744,269
Panasonic Corp.	397,320	3,748,838
Persimmon PLC	32,682	1,080,734
PulteGroup, Inc.	34,527	1,368,996
Rinnai Corp.	6,000	460,942
SEB SA	4,596	714,096
Sekisui Chemical Company, Ltd.	65,400	1,139,617
Sekisui House, Ltd.	111,900	2,420,022
Sharp Corp.	38,540	582,562
Skyline Champion Corp. (A)	6,448	213,945
Sonos, Inc. (A)	9,048	125,315
Sony Corp.	228,400	14,493,777
Tatung Company, Ltd. (A)	256,000	185,074
Taylor Morrison Home Corp. (A)	13,281	308,385
Taylor Wimpey PLC	337,363	759,932
Tempur Sealy International, Inc. (A)	12,212	1,036,555
The Berkeley Group Holdings PLC	12,499	740,927
The Lovesac Company (A)(C)	1,237	18,877
Toll Brothers, Inc.	34,266	1,376,465
TopBuild Corp. (A)	4,299	474,094
TRI Pointe Group, Inc. (A)	55,670	867,339
Tupperware Brands Corp.	6,423	54,274
Universal Electronics, Inc. (A)	1,735	96,466
Whirlpool Corp.	8,509	1,217,638
William Lyon Homes, Class A (A)	4,062	84,815
Woongjin Coway Company, Ltd.	11,773	893,797
ZAGG, Inc. (A)	3,810	29,261
		57,343,752
Internet and direct marketing retail – 2.2%
1-800-Flowers.com, Inc., Class A (A)	3,239	43,629
Alibaba Group Holding, Ltd., ADR (A)	200,556	40,111,200
Amazon.com, Inc. (A)	45,113	81,239,490
B2W Cia Digital (A)	11,000	145,499
Baozun, Inc., ADR (A)(C)	5,700	216,429
Booking Holdings, Inc. (A)	4,616	8,789,002
CJ ENM Company, Ltd.	2,450	316,560
Delivery Hero SE (A)(B)	18,984	1,002,590
Duluth Holdings, Inc., Class B (A)	1,607	14,833
eBay, Inc.	85,604	3,040,654
Etsy, Inc. (A)	31,950	1,386,311
Expedia Group, Inc.	15,183	1,543,504
Groupon, Inc. (A)	57,882	167,858
Grubhub, Inc. (A)	24,230	1,044,798
HengTen Networks Group, Ltd. (A)	3,181,300	45,929
JD.com, Inc., ADR (A)	104,100	3,398,865
Lands' End, Inc. (A)	1,482	17,458
Liquidity Services, Inc. (A)	3,629	25,367
Meituan Dianping, Class B (A)	141,500	1,867,228
Mercari, Inc. (A)	13,400	295,805
Naspers, Ltd., N Shares	68,253	9,724,834
Ocado Group PLC (A)	46,463	795,999
Overstock.com, Inc. (A)	3,624	27,506
PetMed Express, Inc. (C)	2,514	57,395
Pinduoduo, Inc., ADR (A)(C)	27,200	977,840
Prosus NV (A)	72,613	4,949,908
Quotient Technology, Inc. (A)	9,566	99,773
Rakuten, Inc.	154,242	1,340,128
Shutterstock, Inc. (A)	2,445	101,663
Stamps.com, Inc. (A)	2,141	186,802

78

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Stitch Fix, Inc., Class A (A)(C)	5,348	$126,106
The RealReal, Inc. (A)(C)	2,272	39,078
The Rubicon Project, Inc. (A)	6,200	50,096
Trip.com Group, Ltd., ADR (A)	66,400	2,207,136
Vipshop Holdings, Ltd., ADR (A)	61,800	789,804
Zalando SE (A)(B)	23,296	1,002,050
ZOZO, Inc. (C)	36,300	722,611
		167,911,738
Leisure products – 0.2%
Acushnet Holdings Corp.	4,478	134,653
American Outdoor Brands Corp. (A)	7,076	61,844
Bandai Namco Holdings, Inc.	35,900	2,177,566
Brunswick Corp.	22,737	1,336,253
Callaway Golf Company	11,896	247,199
Clarus Corp.	3,093	38,941
Giant Manufacturing Company, Ltd.	40,661	294,444
Hasbro, Inc.	16,869	1,715,577
HLB, Inc. (A)	7,588	743,155
Johnson Outdoors, Inc., Class A	639	41,279
Malibu Boats, Inc., Class A (A)	2,688	106,284
Marine Products Corp.	1,142	17,278
MasterCraft Boat Holdings, Inc. (A)	2,504	41,591
Mattel, Inc. (A)(C)	91,646	1,072,258
Polaris, Inc.	15,239	1,488,850
Sankyo Company, Ltd.	7,584	256,643
Sega Sammy Holdings, Inc.	30,700	443,361
Shimano, Inc.	13,300	2,152,693
Sturm Ruger & Company, Inc.	2,138	97,386
Vista Outdoor, Inc. (A)	7,458	61,752
Yamaha Corp.	25,800	1,422,739
YETI Holdings, Inc. (A)(C)	5,153	163,968
		14,115,714
Multiline retail – 0.4%
Big Lots, Inc. (C)	4,975	103,978
Canadian Tire Corp., Ltd., Class A	9,406	1,091,784
Dillard's, Inc., Class A (C)	4,025	288,995
Dollar General Corp.	36,274	5,708,077
Dollar Tree, Inc. (A)	33,389	3,053,758
Dollarama, Inc.	47,184	1,729,216
El Puerto de Liverpool SAB de CV, Series C1	25,375	125,485
Harvey Norman Holdings, Ltd.	28,629	83,404
Hyundai Department Store Company, Ltd.	3,231	228,145
Isetan Mitsukoshi Holdings, Ltd.	59,640	531,323
J Front Retailing Company, Ltd.	40,800	536,658
J.C. Penney Company, Inc. (A)(C)	41,248	46,610
Kohl's Corp.	22,454	1,055,563
Lojas Renner SA	41,925	512,959
Lotte Shopping Company, Ltd.	2,589	291,201
Macy's, Inc.	43,590	667,799
Magazine Luiza SA	32,600	348,045
Marks & Spencer Group PLC	198,549	498,780
Marui Group Company, Ltd.	33,900	816,594
Next PLC	13,802	1,205,961
Nordstrom, Inc. (C)	15,083	575,718
Ollie's Bargain Outlet Holdings, Inc. (A)(C)	14,504	948,562
Pan Pacific International Holdings Corp.	79,000	1,282,022
Robinson PCL, Foreign Quota Shares	50,100	108,986
Ryohin Keikaku Company, Ltd.	42,700	973,244
SACI Falabella	47,126	190,263
Shinsegae, Inc.	1,688	403,560
Target Corp.	72,096	9,012,721
Wesfarmers, Ltd.	58,282	1,675,812
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Woolworths Holdings, Ltd.	152,420	$541,723
		34,636,946
Specialty retail – 2.1%
Aaron's, Inc.	26,478	1,546,315
ABC-Mart, Inc.	5,767	384,354
Abercrombie & Fitch Company, Class A	8,416	134,404
Advance Auto Parts, Inc.	13,972	2,194,722
American Eagle Outfitters, Inc.	62,785	939,891
America's Car-Mart, Inc. (A)	798	87,189
Asbury Automotive Group, Inc. (A)	2,449	271,447
At Home Group, Inc. (A)(C)	6,205	53,239
AutoNation, Inc. (A)	15,593	796,646
AutoZone, Inc. (A)	4,801	5,655,194
Barnes & Noble Education, Inc. (A)	5,608	28,264
Bed Bath & Beyond, Inc. (C)	49,504	721,768
Best Buy Company, Inc.	45,396	3,660,733
Boot Barn Holdings, Inc. (A)	3,573	142,277
Caleres, Inc.	5,221	114,288
Camping World Holdings, Inc., Class A (C)	4,370	52,615
CarMax, Inc. (A)	32,408	3,152,002
Chico's FAS, Inc.	15,354	73,239
Citi Trends, Inc.	1,536	31,534
Conn's, Inc. (A)	2,568	56,316
Designer Brands, Inc., Class A	8,366	138,039
Dick's Sporting Goods, Inc.	17,475	800,530
Dufry AG (A)	6,766	660,513
Express, Inc. (A)	8,572	33,688
Fast Retailing Company, Ltd.	10,500	6,401,354
Five Below, Inc. (A)	14,765	1,826,578
Foot Locker, Inc.	29,096	1,165,295
GameStop Corp., Class A (C)	11,596	73,519
Genesco, Inc. (A)	2,031	75,431
GNC Holdings, Inc., Class A (A)	10,948	32,187
GOME Retail Holdings, Ltd. (A)(C)	1,300,541	114,625
Group 1 Automotive, Inc.	2,245	231,437
Guess?, Inc. (C)	6,384	122,892
Haverty Furniture Companies, Inc.	2,270	45,650
Hennes & Mauritz AB, B Shares (C)	141,327	2,727,854
Hibbett Sports, Inc. (A)	2,255	63,974
Hikari Tsushin, Inc.	3,700	863,525
Home Product Center PCL, Foreign Quota Shares	568,673	310,293
Home Product Center PCL, NVDR	11,000	6,002
Hotai Motor Company, Ltd.	41,000	802,960
Hotel Shilla Company, Ltd.	7,172	515,439
Hudson, Ltd., Class A (A)	5,138	71,470
Industria de Diseno Textil SA	179,665	5,590,193
Kingfisher PLC	216,269	586,292
L Brands, Inc.	45,441	869,741
Lithia Motors, Inc., Class A	2,814	451,872
Lowe's Companies, Inc.	151,055	17,720,262
Lumber Liquidators Holdings, Inc. (A)	3,812	33,965
MarineMax, Inc. (A)	2,795	46,285
Monro, Inc.	4,165	305,711
Mr. Price Group, Ltd.	39,564	472,411
Murphy USA, Inc. (A)	11,849	1,392,613
National Vision Holdings, Inc. (A)	10,037	303,117
Nitori Holdings Company, Ltd.	14,300	2,242,582
Office Depot, Inc.	69,841	155,745
O'Reilly Automotive, Inc. (A)	14,975	6,623,143
Petrobras Distribuidora SA	36,400	240,219
Rent-A-Center, Inc.	6,178	160,813
RH (A)(C)	2,107	433,178
Ross Stores, Inc.	71,377	8,290,439

79

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Sally Beauty Holdings, Inc. (A)	47,361	$872,863
Shimamura Company, Ltd.	3,900	312,933
Shoe Carnival, Inc. (C)	1,247	44,269
Signet Jewelers, Ltd. (C)	6,703	123,134
Sleep Number Corp. (A)	3,680	177,634
Sonic Automotive, Inc., Class A	3,103	101,623
Sportsman's Warehouse Holdings, Inc. (A)	5,437	39,744
Tailored Brands, Inc. (C)	6,766	35,792
The Buckle, Inc.	3,725	103,630
The Cato Corp., Class A	2,870	54,702
The Children's Place, Inc. (C)	1,969	142,280
The Foschini Group, Ltd.	36,297	384,932
The Gap, Inc.	41,923	696,341
The Home Depot, Inc.	214,341	47,264,334
The Michaels Companies, Inc. (A)	10,891	89,088
The TJX Companies, Inc.	236,610	14,463,969
Tiffany & Company	21,278	2,846,996
Tilly's, Inc., Class A	2,914	28,732
Tractor Supply Company	23,342	2,204,418
Truworths International, Ltd.	67,685	235,210
Ulta Beauty, Inc. (A)	11,518	2,693,599
Urban Outfitters, Inc. (A)	18,708	480,047
USS Company, Ltd.	38,900	755,332
Williams-Sonoma, Inc.	20,742	1,439,495
Winmark Corp.	315	55,755
Yamada Denki Company, Ltd.	109,200	545,128
Zhongsheng Group Holdings, Ltd.	79,600	282,126
Zumiez, Inc. (A)	2,542	75,091
		159,647,470
Textiles, apparel and luxury goods – 1.4%
adidas AG	30,426	9,486,758
ANTA Sports Products, Ltd.	152,000	1,429,433
Bosideng International Holdings, Ltd.	456,000	217,840
Burberry Group PLC	42,050	1,143,852
Capri Holdings, Ltd. (A)	20,303	754,053
Carter's, Inc.	11,866	1,225,876
CCC SA	2,839	81,418
Cie Financiere Richemont SA	82,839	6,280,362
Crocs, Inc. (A)	7,908	275,989
Culp, Inc.	1,528	24,631
Deckers Outdoor Corp. (A)	11,372	1,912,543
Delta Apparel, Inc. (A)	846	23,671
Eclat Textile Company, Ltd.	25,957	336,829
EssilorLuxottica SA	57,559	8,940,084
Feng TAY Enterprise Company, Ltd.	44,997	281,654
Fila Korea, Ltd.	11,154	488,063
Formosa Taffeta Company, Ltd.	106,000	118,119
Fossil Group, Inc. (A)	6,105	45,726
G-III Apparel Group, Ltd. (A)	5,819	172,242
Gildan Activewear, Inc.	32,902	957,361
Hanesbrands, Inc.	48,429	729,825
Hermes International	6,429	4,817,169
HUGO BOSS AG	10,697	503,598
Kering SA	15,400	9,273,736
Kontoor Brands, Inc.	5,641	202,230
Li Ning Company, Ltd.	277,000	888,546
LPP SA	126	280,036
LVMH Moet Hennessy Louis Vuitton SE	56,461	25,277,659
Moncler SpA	38,721	1,694,945
Movado Group, Inc.	2,074	40,547
NIKE, Inc., Class B	167,685	15,676,871
Oxford Industries, Inc.	2,110	157,026
Pandora A/S	15,611	628,450
Pou Chen Corp.	301,971	393,297
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Puma SE	13,980	$1,049,521
PVH Corp.	9,931	962,910
Ralph Lauren Corp.	6,944	745,369
Rocky Brands, Inc.	946	26,374
Ruentex Industries, Ltd. (A)	48,079	119,243
Shenzhou International Group Holdings, Ltd.	106,000	1,397,341
Skechers U.S.A., Inc., Class A (A)	35,475	1,426,805
Steven Madden, Ltd.	10,697	454,302
Superior Group of Companies, Inc.	1,250	16,788
Tapestry, Inc.	38,423	1,033,194
The Swatch Group AG	9,258	493,252
The Swatch Group AG, Bearer Shares	4,569	1,276,711
Under Armour, Inc., Class A (A)(C)	25,200	476,028
Under Armour, Inc., Class C (A)	26,034	450,388
Unifi, Inc. (A)	1,848	44,999
Vera Bradley, Inc. (A)	2,851	31,475
VF Corp.	43,735	3,872,297
Wolverine World Wide, Inc.	10,696	343,342
Yue Yuen Industrial Holdings, Ltd.	26,000	76,894
		109,057,672
		825,709,773
Consumer staples – 8.0%
Beverages – 1.8%
Ambev SA	254,705	1,079,294
Anadolu Efes Biracilik Ve Malt Sanayii AS	13,880	52,292
Anheuser-Busch InBev SA	230,780	18,293,593
Arca Continental SAB de CV	59,342	311,862
Asahi Group Holdings, Ltd.	65,161	3,137,303
Brown-Forman Corp., Class B	27,651	1,875,291
Budweiser Brewing Company APAC, Ltd. (A)(B)	45,600	162,520
Carlsberg A/S, Class B	16,645	2,394,600
Celsius Holdings, Inc. (A)	3,615	17,533
China Resources Beer Holdings Company, Ltd.	205,699	1,077,381
Cia Cervecerias Unidas SA	9,300	84,882
Coca-Cola Amatil, Ltd.	25,717	198,042
Coca-Cola Bottlers Japan Holdings, Inc.	22,100	531,274
Coca-Cola Consolidated, Inc.	598	161,556
Coca-Cola European Partners PLC	35,041	1,768,169
Coca-Cola Femsa SAB de CV	71,558	413,792
Coca-Cola HBC AG	20,347	678,470
Constellation Brands, Inc., Class A	25,407	4,727,226
Craft Brew Alliance, Inc. (A)	1,609	26,516
Davide Campari-Milano SpA	123,411	1,125,931
Diageo PLC	243,069	9,931,011
Fomento Economico Mexicano SAB de CV	263,886	2,398,130
Fraser & Neave Holdings BHD	4,600	38,277
Heineken Holding NV	17,218	1,650,069
Heineken NV	38,667	4,005,528
Kirin Holdings Company, Ltd.	147,727	3,272,279
MGP Ingredients, Inc.	1,686	76,915
Molson Coors Brewing Company, Class B	28,538	1,440,598
Monster Beverage Corp. (A)	58,771	3,515,681
National Beverage Corp. (A)(C)	1,537	76,297
New Age Beverages Corp. (A)(C)	10,468	22,611
PepsiCo, Inc.	212,407	28,851,243
Pernod Ricard SA	43,100	7,917,571
Primo Water Corp. (A)(C)	4,500	45,900
Remy Cointreau SA	4,541	584,998
Suntory Beverage & Food, Ltd.	24,900	1,081,254

80

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Boston Beer Company, Inc., Class A (A)	3,494	$1,342,814
The Coca-Cola Company	584,645	31,220,043
Treasury Wine Estates, Ltd.	37,289	472,339
Tsingtao Brewery Company, Ltd., H Shares	55,700	344,402
		136,405,487
Food and staples retailing – 1.5%
Aeon Company, Ltd.	117,200	2,394,201
Alimentation Couche-Tard, Inc., Class B	137,390	4,515,883
Atacadao SA	20,600	91,086
Berli Jucker PCL, Foreign Quota Shares	110,700	166,645
BGF retail Company, Ltd.	1,762	251,002
Bid Corp., Ltd.	51,875	1,142,678
BIM Birlesik Magazalar AS	27,804	222,380
BJ's Wholesale Club Holdings, Inc. (A)	46,487	1,101,742
Carrefour SA	119,822	1,977,495
Casey's General Stores, Inc.	9,752	1,694,605
Casino Guichard Perrachon SA (C)	11,092	488,188
Cencosud SA	94,233	113,959
Clicks Group, Ltd.	40,476	689,996
Coles Group, Ltd.	57,982	639,282
Colruyt SA	16,476	853,105
Costco Wholesale Corp.	68,036	20,397,873
CP ALL PCL, Foreign Quota Shares	580,200	1,459,843
CP ALL PCL, NVDR	700	1,761
Dairy Farm International Holdings, Ltd.	11,600	67,836
Dino Polska SA (A)(B)	4,750	163,752
E-MART, Inc.	4,776	531,041
Empire Company, Ltd., Class A	28,325	759,783
FamilyMart Company, Ltd.	45,400	1,070,354
George Weston, Ltd.	12,829	1,039,320
GS Retail Company, Ltd.	6,098	197,117
HF Foods Group, Inc. (A)	1,005	27,135
ICA Gruppen AB	15,738	686,951
Ingles Markets, Inc., Class A	1,823	81,014
J Sainsbury PLC	179,943	498,223
Jeronimo Martins SGPS SA	37,791	603,478
Koninklijke Ahold Delhaize NV	175,929	4,531,304
Lawson, Inc.	8,800	479,811
Loblaw Companies, Ltd.	30,018	1,609,261
METRO AG	29,880	481,505
Metro, Inc.	41,215	1,806,783
Performance Food Group Company (A)	13,072	615,168
Pick n Pay Stores, Ltd.	56,194	260,096
President Chain Store Corp.	76,274	763,465
PriceSmart, Inc.	2,880	215,251
Raia Drogasil SA	12,386	331,789
Rite Aid Corp. (A)	7,094	64,272
Seven & i Holdings Company, Ltd.	135,246	5,046,882
Shoprite Holdings, Ltd.	73,147	639,454
SpartanNash Company	4,739	67,104
Sprouts Farmers Market, Inc. (A)	31,327	620,275
Sun Art Retail Group, Ltd.	331,800	375,381
Sundrug Company, Ltd.	12,700	446,423
Sysco Corp.	79,389	6,394,784
Tesco PLC	1,001,596	2,970,426
The Andersons, Inc.	4,103	94,779
The Chefs' Warehouse, Inc. (A)	3,140	111,658
The Kroger Company	123,575	3,378,541
The SPAR Group, Ltd.	29,233	410,456
Tsuruha Holdings, Inc.	6,600	787,789
United Natural Foods, Inc. (A)	6,842	62,399
Village Super Market, Inc., Class A	1,184	33,484
Walgreens Boots Alliance, Inc.	117,362	6,994,775
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Wal-Mart de Mexico SAB de CV	708,600	$1,950,664
Walmart, Inc.	220,006	26,200,515
Weis Markets, Inc.	1,273	50,704
Welcia Holdings Company, Ltd.	8,500	521,793
Wm Morrison Supermarkets PLC	240,378	616,386
Woolworths Group, Ltd.	64,641	1,743,960
		114,605,065
Food products – 1.9%
a2 Milk Company, Ltd. (A)	70,571	703,463
Ajinomoto Company, Inc.	78,500	1,308,953
Alico, Inc.	540	18,284
Archer-Daniels-Midland Company	84,615	3,632,522
Associated British Foods PLC	36,407	1,208,982
B&G Foods, Inc. (C)	8,238	136,421
Barry Callebaut AG	343	689,771
BRF SA (A)	30,410	261,527
Calavo Growers, Inc.	2,076	185,158
Calbee, Inc.	14,200	457,485
Cal-Maine Foods, Inc.	4,032	175,513
Campbell Soup Company	25,620	1,193,123
Charoen Pokphand Foods PCL, Foreign Quota Shares	394,800	359,196
Charoen Pokphand Foods PCL, NVDR	14,800	13,465
Charoen Pokphand Indonesia Tbk PT	238,203	113,515
China Agri-Industries Holdings, Ltd.	337,400	177,182
China Huishan Dairy Holdings Company, Ltd. (A)(D)	280,500	4,121
China Mengniu Dairy Company, Ltd. (A)	387,353	1,481,912
Chocoladefabriken Lindt & Spruengli AG	16	1,365,177
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	171	1,304,208
CJ CheilJedang Corp.	1,900	399,887
Conagra Brands, Inc.	73,923	2,134,157
Dali Foods Group Company, Ltd. (B)	284,800	193,558
Danone SA	125,414	10,319,348
Darling Ingredients, Inc. (A)	20,926	498,039
Farmer Brothers Company (A)	1,524	23,119
Flowers Foods, Inc.	51,051	1,099,128
Fresh Del Monte Produce, Inc.	3,944	128,969
Freshpet, Inc. (A)	4,402	236,563
General Mills, Inc.	91,681	4,888,431
Genting Plantations BHD	6,100	15,084
Golden Agri-Resources, Ltd.	986,540	155,152
Gruma SAB de CV, Class B	28,143	283,738
Grupo Bimbo SAB de CV, Series A	222,400	380,316
Hormel Foods Corp. (C)	42,182	1,878,364
Hostess Brands, Inc. (A)	15,245	205,045
Indofood CBP Sukses Makmur Tbk PT	69,400	55,723
Indofood Sukses Makmur Tbk PT	135,017	76,016
Ingredion, Inc.	17,698	1,471,943
IOI Corp. BHD	59,600	62,086
J&J Snack Foods Corp.	1,911	353,535
JBS SA	59,281	394,721
John B. Sanfilippo & Son, Inc.	1,093	106,830
Kellogg Company	37,776	2,459,973
Kerry Group PLC, Class A	21,762	2,790,641
Kerry Group PLC, Class A (London Stock Exchange)	2,564	328,509
Kikkoman Corp.	26,100	1,313,030
Kuala Lumpur Kepong BHD	13,600	76,008
Lamb Weston Holdings, Inc.	22,130	1,858,477
Lancaster Colony Corp.	7,654	1,209,562
Landec Corp. (A)	3,301	37,829
Limoneira Company	2,065	40,773

81

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
M Dias Branco SA	5,102	$40,250
McCormick & Company, Inc.	18,693	3,163,790
MEIJI Holdings Company, Ltd.	20,500	1,394,221
Mondelez International, Inc., Class A	219,089	11,510,936
Mowi ASA	26,257	651,174
Nestle Malaysia BHD	2,200	75,503
Nestle SA	485,711	50,438,534
NH Foods, Ltd.	14,600	612,589
Nisshin Seifun Group, Inc.	35,300	663,643
Nissin Foods Holdings Company, Ltd.	11,317	848,594
Orion Corp.	5,415	473,034
Orkla ASA	45,159	437,048
Ottogi Corp.	288	136,079
Pilgrim's Pride Corp. (A)	13,886	437,409
Post Holdings, Inc. (A)	18,217	1,923,715
PPB Group BHD	18,220	79,428
QL Resources BHD	18,400	31,952
Sanderson Farms, Inc.	7,754	1,283,907
Saputo, Inc.	37,957	1,152,169
Seneca Foods Corp., Class A (A)	905	35,386
Sime Darby Plantation BHD	69,600	82,995
Standard Foods Corp.	52,402	113,863
Thai Union Group PCL	252,500	115,306
The Hain Celestial Group, Inc. (A)(C)	21,284	526,140
The Hershey Company	22,630	3,352,861
The J.M. Smucker Company	17,326	1,820,789
The Kraft Heinz Company	94,523	2,882,952
The Simply Good Foods Company (A)	10,518	290,612
Tiger Brands, Ltd.	24,726	344,353
Tingyi Cayman Islands Holding Corp.	277,100	450,859
Tootsie Roll Industries, Inc. (C)	6,547	224,889
Toyo Suisan Kaisha, Ltd.	15,700	677,506
TreeHouse Foods, Inc. (A)	14,906	728,754
Tyson Foods, Inc., Class A	44,766	4,024,016
Uni-President China Holdings, Ltd.	179,900	182,607
Uni-President Enterprises Corp.	654,805	1,555,497
Universal Robina Corp.	108,840	321,563
Vitasoy International Holdings, Ltd.	28,000	107,632
Want Want China Holdings, Ltd.	696,912	599,984
WH Group, Ltd. (B)	364,270	374,064
Wilmar International, Ltd.	293,600	878,436
Yakult Honsha Company, Ltd.	21,500	1,262,252
Yamazaki Baking Company, Ltd.	21,500	394,499
Yihai International Holding, Ltd. (A)	66,500	422,907
		147,389,229
Household products – 1.2%
Central Garden & Pet Company (A)	1,503	39,649
Central Garden & Pet Company, Class A (A)	5,194	129,902
Church & Dwight Company, Inc.	43,277	3,039,776
Colgate-Palmolive Company	150,272	10,191,447
Energizer Holdings, Inc. (C)	16,996	847,930
Essity AB, B Shares	106,580	3,349,980
Henkel AG & Company KGaA	17,487	1,689,327
Kimberly-Clark Corp.	60,283	8,218,984
Kimberly-Clark de Mexico SAB de CV, Class A (A)	204,935	389,714
Lion Corp.	39,800	802,578
Oil-Dri Corp. of America	736	26,709
Pigeon Corp.	20,700	963,229
Reckitt Benckiser Group PLC	72,363	5,680,442
The Clorox Company	22,022	3,264,321
The Procter & Gamble Company	438,312	53,500,363
Unicharm Corp.	72,288	2,369,500
Unilever Indonesia Tbk PT	45,845	135,779
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
WD-40 Company	1,735	$335,046
		94,974,676
Personal products – 0.9%
Amorepacific Corp.	7,333	1,177,192
AMOREPACIFIC Group	6,629	456,574
Beiersdorf AG	16,869	1,965,197
Coty, Inc., Class A	51,516	594,495
Edgewell Personal Care Company (A)	21,278	663,022
elf Beauty, Inc. (A)	3,399	56,321
Hengan International Group Company, Ltd.	99,600	657,621
Inter Parfums, Inc.	2,239	157,827
Kao Corp.	87,700	6,904,772
Kobayashi Pharmaceutical Company, Ltd.	8,800	722,727
Kose Corp.	6,000	956,614
LG Household & Health Care, Ltd.	2,135	2,289,701
Lifevantage Corp. (A)	1,876	28,271
L'Oreal SA	51,331	14,635,653
Medifast, Inc. (C)	1,455	127,909
Natura Cosmeticos SA	20,580	160,656
Nu Skin Enterprises, Inc., Class A	14,733	563,390
Pola Orbis Holdings, Inc.	16,400	404,718
Revlon, Inc., Class A (A)	926	22,974
Shiseido Company, Ltd.	71,800	5,190,801
The Estee Lauder Companies, Inc., Class A	38,744	7,573,290
Unilever NV	216,790	12,897,476
Unilever PLC	113,422	6,718,837
USANA Health Sciences, Inc. (A)	1,650	121,440
		65,047,478
Tobacco – 0.7%
22nd Century Group, Inc. (A)(C)	16,162	16,647
Altria Group, Inc.	283,797	14,104,711
British American Tobacco Malaysia BHD	5,098	19,902
British American Tobacco PLC	234,912	9,297,519
Gudang Garam Tbk PT	15,982	57,061
Hanjaya Mandala Sampoerna Tbk PT	312,400	42,822
Imperial Brands PLC	98,045	2,157,194
Japan Tobacco, Inc.	215,700	4,914,672
KT&G Corp.	26,601	2,203,349
Philip Morris International, Inc.	236,360	19,601,335
Swedish Match AB	29,885	1,431,469
Turning Point Brands, Inc.	1,059	29,239
Universal Corp.	3,140	163,971
Vector Group, Ltd. (C)	14,234	191,305
		54,231,196
		612,653,131
Energy – 3.1%
Energy equipment and services – 0.2%
Apergy Corp. (A)	20,545	524,719
Archrock, Inc.	16,591	139,530
Baker Hughes Company	40,602	910,297
Cactus, Inc., Class A	6,039	182,317
China Oilfield Services, Ltd., H Shares	227,700	306,527
Core Laboratories NV (C)	11,766	515,351
Dialog Group BHD	114,812	92,082
Diamond Offshore Drilling, Inc. (A)(C)	8,742	49,392
DMC Global, Inc. (C)	1,800	82,962
Dril-Quip, Inc. (A)	4,645	196,298
Era Group, Inc. (A)	2,704	25,877
Exterran Corp. (A)	4,397	23,656
Forum Energy Technologies, Inc. (A)	12,377	16,214

82

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Frank's International NV (A)	14,003	$71,415
Geospace Technologies Corp. (A)	1,720	24,802
Halliburton Company	54,787	1,149,979
Helix Energy Solutions Group, Inc. (A)	18,323	152,081
Helmerich & Payne, Inc.	6,845	270,583
John Wood Group PLC	70,193	318,963
KLX Energy Services Holdings, Inc. (A)	3,104	17,538
Liberty Oilfield Services, Inc., Class A	7,057	62,384
Matrix Service Company (A)	3,488	73,039
McDermott International, Inc. (A)(C)	25,386	20,319
Nabors Industries, Ltd.	46,228	95,230
National Energy Services Reunited Corp. (A)	3,311	30,296
National Oilwell Varco, Inc.	24,137	544,289
Natural Gas Services Group, Inc. (A)	1,910	20,704
Newpark Resources, Inc. (A)	11,528	67,554
NexTier Oilfield Solutions, Inc. (A)	20,798	99,622
Noble Corp. PLC (A)	34,280	36,337
Oceaneering International, Inc. (A)	12,798	171,621
Oil States International, Inc. (A)	7,718	123,025
Parker Drilling Company (A)	1,315	25,117
Patterson-UTI Energy, Inc.	53,737	480,409
ProPetro Holding Corp. (A)	10,267	88,502
RigNet, Inc. (A)	2,397	12,464
RPC, Inc.	7,996	30,865
Schlumberger, Ltd.	86,504	3,131,445
SEACOR Holdings, Inc. (A)	2,234	94,588
SEACOR Marine Holdings, Inc. (A)	2,456	29,054
Select Energy Services, Inc., Class A (A)	7,723	59,313
Solaris Oilfield Infrastructure, Inc., Class A	4,153	44,562
TechnipFMC PLC	26,250	494,550
Tenaris SA (C)	100,634	1,069,572
TETRA Technologies, Inc. (A)	17,139	21,081
Tidewater, Inc. (A)	5,155	78,872
Transocean, Ltd. (A)	152,532	759,609
U.S. Silica Holdings, Inc. (C)	9,724	47,939
Worley, Ltd.	17,597	178,465
		13,061,410
Oil, gas and consumable fuels – 2.9%
Adaro Energy Tbk PT	462,245	40,278
Aker BP ASA	6,488	185,867
Altus Midstream Company, Class A (A)(C)	7,950	15,344
Antero Midstream Corp. (C)	79,314	363,258
Apache Corp.	23,516	523,936
Arch Coal, Inc., Class A	2,054	152,222
Ardmore Shipping Corp. (A)	4,483	35,819
Banpu PCL, Foreign Quota Shares	445,300	170,909
Berry Petroleum Corp.	8,466	67,474
Bonanza Creek Energy, Inc. (A)	2,543	44,401
BP PLC	2,081,511	12,964,697
Brigham Minerals, Inc., Class A	2,198	42,553
Bukit Asam Tbk PT	91,500	15,688
Cabot Oil & Gas Corp.	26,169	417,134
California Resources Corp. (A)(C)	6,470	42,314
Callon Petroleum Company (A)(C)	29,448	107,485
Caltex Australia, Ltd.	12,386	289,596
Cameco Corp.	63,274	585,438
Canadian Natural Resources, Ltd.	187,234	5,236,575
Carrizo Oil & Gas, Inc. (A)(C)	11,707	75,042
Cenovus Energy, Inc.	164,588	1,464,601
Chesapeake Energy Corp. (A)	299,120	178,066
Chevron Corp.	118,742	13,908,250
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
China Coal Energy Company, Ltd., H Shares	266,900	$105,672
China Petroleum & Chemical Corp., H Shares	3,594,139	2,015,608
China Shenhua Energy Company, Ltd., H Shares	475,400	920,466
Cimarex Energy Company	6,346	291,726
Clean Energy Fuels Corp. (A)	18,244	35,576
CNOOC, Ltd.	2,514,116	3,649,565
CNX Resources Corp. (A)	73,701	509,274
Concho Resources, Inc.	12,577	912,587
ConocoPhillips	69,437	4,162,054
CONSOL Energy, Inc. (A)	3,539	45,158
Contura Energy, Inc. (A)	2,514	16,768
Cosan SA	8,294	121,970
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	169,300	69,850
CVR Energy, Inc.	3,774	163,754
Delek US Holdings, Inc.	9,564	328,141
Denbury Resources, Inc. (A)(C)	60,797	59,976
Devon Energy Corp.	25,282	553,423
DHT Holdings, Inc.	11,149	81,834
Diamond S Shipping, Inc. (A)	2,949	42,554
Diamondback Energy, Inc.	10,198	788,713
Dorian LPG, Ltd. (A)	3,487	50,038
Ecopetrol SA	496,689	456,854
Empresas COPEC SA	24,292	192,520
Enbridge, Inc.	315,481	11,977,495
Encana Corp. (C)	206,448	815,969
Energy Fuels, Inc. (A)(C)	12,749	25,243
Eni SpA	544,279	8,201,080
EOG Resources, Inc.	36,300	2,573,670
EQT Corp.	67,766	591,597
Equinor ASA	60,182	1,109,461
Equitrans Midstream Corp. (C)	54,113	539,507
Evolution Petroleum Corp.	4,649	24,221
Extraction Oil & Gas, Inc. (A)	12,444	17,919
Exxaro Resources, Ltd.	38,818	353,456
Exxon Mobil Corp.	264,647	18,030,400
Falcon Minerals Corp.	5,655	36,475
Formosa Petrochemical Corp.	165,900	522,110
Galp Energia SGPS SA	74,851	1,217,329
GasLog, Ltd.	5,305	49,655
Golar LNG, Ltd.	12,193	158,753
Green Plains, Inc.	4,745	72,361
Grupa Lotos SA	8,834	206,998
GS Holdings Corp.	11,597	470,525
Gulfport Energy Corp. (A)	21,406	50,732
Hess Corp.	16,188	1,005,113
HighPoint Resources Corp. (A)	16,017	20,021
HollyFrontier Corp.	9,470	488,179
Husky Energy, Inc.	58,452	429,490
Idemitsu Kosan Company, Ltd.	35,228	961,638
Imperial Oil, Ltd.	43,901	1,103,226
Inner Mongolia Yitai Coal Company, Ltd., Class B	137,600	99,201
Inpex Corp.	183,500	1,791,932
Inter Pipeline, Ltd. (C)	65,078	1,083,245
International Seaways, Inc. (A)	3,226	85,424
IRPC PCL, Foreign Quota Shares	1,111,000	128,610
IRPC PCL, NVDR	123,400	14,285
Jagged Peak Energy, Inc. (A)(C)	8,890	59,296
JXTG Holdings, Inc.	578,250	2,570,650
Keyera Corp.	34,177	834,163

83

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan, Inc.	121,773	$2,387,969
Koninklijke Vopak NV	10,240	545,938
Laredo Petroleum, Inc. (A)	23,919	51,665
Lundin Petroleum AB	32,875	1,013,403
Magnolia Oil & Gas Corp., Class A (A)(C)	13,246	143,852
Marathon Oil Corp.	50,290	585,879
Marathon Petroleum Corp.	41,176	2,496,913
Matador Resources Company (A)	43,421	611,368
MOL Hungarian Oil & Gas PLC	61,575	595,137
Montage Resources Corp. (A)	3,195	15,783
Murphy Oil Corp.	40,882	940,695
NACCO Industries, Inc., Class A	486	22,891
Neste OYJ	16,589	560,762
Noble Energy, Inc.	29,914	621,015
Nordic American Tankers, Ltd.	17,855	64,635
Northern Oil and Gas, Inc. (A)	38,030	67,693
Oasis Petroleum, Inc. (A)	118,532	277,365
Occidental Petroleum Corp.	55,948	2,157,914
Oil Search, Ltd.	69,615	350,329
OMV AG	24,128	1,374,323
ONEOK, Inc.	25,830	1,835,222
Origin Energy, Ltd.	90,476	533,242
Overseas Shipholding Group, Inc., Class A (A)	9,616	16,828
Panhandle Oil and Gas, Inc., Class A	2,217	26,205
Par Pacific Holdings, Inc. (A)	4,463	111,084
PBF Energy, Inc., Class A	27,029	846,008
PDC Energy, Inc. (A)	8,083	183,727
Peabody Energy Corp.	8,805	85,232
Pembina Pipeline Corp.	80,977	2,832,336
Penn Virginia Corp. (A)	1,784	43,084
PetroChina Company, Ltd., H Shares	2,975,239	1,366,807
Petroleo Brasileiro SA	159,809	1,178,835
Petronas Dagangan BHD	6,100	33,440
Phillips 66	28,055	3,218,470
Pioneer Natural Resources Company	10,454	1,336,439
Polski Koncern Naftowy ORLEN SA	29,163	691,697
Polskie Gornictwo Naftowe i Gazownictwo SA	166,791	196,673
PrairieSky Royalty, Ltd. (C)	33,960	350,773
PTT Exploration & Production PCL, Foreign Quota Shares	137,100	543,967
PTT Exploration & Production PCL, NVDR	900	3,571
PTT PCL, Foreign Quota Shares	1,121,200	1,603,954
PTT PCL, NVDR	24,200	34,620
QEP Resources, Inc.	31,070	101,599
Renewable Energy Group, Inc. (A)	4,780	81,547
Repsol SA	239,020	3,762,952
REX American Resources Corp. (A)	716	65,765
Ring Energy, Inc. (A)	9,263	17,785
Royal Dutch Shell PLC, A Shares	444,874	12,744,629
Royal Dutch Shell PLC, B Shares	383,861	10,888,833
SandRidge Energy, Inc. (A)	5,188	17,069
Santos, Ltd.	90,764	500,270
Scorpio Tankers, Inc.	5,521	189,876
SemGroup Corp., Class A	10,195	156,697
SFL Corp., Ltd.	10,264	145,338
SK Innovation Company, Ltd.	12,605	1,566,598
SM Energy Company	14,503	120,520
S-Oil Corp.	10,207	772,967
Southwestern Energy Company (A)(C)	213,530	388,625
SRC Energy, Inc. (A)	30,923	110,395
Suncor Energy, Inc.	246,167	7,728,973
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Talos Energy, Inc. (A)	2,672	$61,990
TC Energy Corp.	145,129	7,388,107
Teekay Corp.	8,909	42,852
Teekay Tankers, Ltd., Class A (A)	3,002	56,745
Tellurian, Inc. (A)(C)	12,086	88,107
Thai Oil PCL, Foreign Quota Shares	79,900	182,322
Thai Oil PCL, NVDR	32,200	73,476
The Williams Companies, Inc.	75,810	1,722,403
TOTAL SA	485,496	25,466,585
Tourmaline Oil Corp.	42,152	393,499
Tupras Turkiye Petrol Rafinerileri AS	8,149	175,389
Ultrapar Participacoes SA	37,702	191,106
United Tractors Tbk PT	52,137	77,302
Uranium Energy Corp. (A)	25,620	22,622
Valero Energy Corp.	25,920	2,475,101
Vermilion Energy, Inc.	25,129	363,418
W&T Offshore, Inc. (A)	12,562	53,765
Washington H. Soul Pattinson & Company, Ltd.	5,838	88,135
Whiting Petroleum Corp. (A)(C)	12,017	55,038
Woodside Petroleum, Ltd.	47,974	1,119,468
World Fuel Services Corp.	25,569	1,084,126
WPX Energy, Inc. (A)	112,032	1,102,395
Yanzhou Coal Mining Company, Ltd., H Shares	248,010	219,225
		224,041,814
		237,103,224
Financials – 13.9%
Banks – 7.1%
1st Source Corp.	1,775	91,253
ABN AMRO Bank NV (B)	63,224	1,077,543
Absa Group, Ltd.	111,470	1,119,432
ACNB Corp.	877	30,888
Agricultural Bank of China, Ltd., H Shares	4,125,400	1,670,297
AIB Group PLC	123,485	403,534
Akbank T.A.S. (A)	192,821	260,111
Alior Bank SA (A)	8,914	67,088
Allegiance Bancshares, Inc. (A)	2,529	90,741
Alliance Bank Malaysia BHD	33,440	21,616
Amalgamated Bank, Class A	1,897	36,271
Amerant Bancorp, Inc. (A)	2,506	55,232
American National Bankshares, Inc.	1,176	44,488
Ameris Bancorp	7,786	339,859
Ames National Corp.	1,307	36,844
AMMB Holdings BHD	60,000	57,324
Aozora Bank, Ltd.	20,670	526,856
Arrow Financial Corp.	1,547	55,475
Associated Banc-Corp.	43,011	922,156
Atlantic Capital Bancshares, Inc. (A)	3,058	57,857
Atlantic Union Bankshares Corp.	10,326	390,323
Australia & New Zealand Banking Group, Ltd.	146,064	2,453,619
Banc of California, Inc.	5,840	89,702
BancFirst Corp.	2,360	139,452
Banco Bilbao Vizcaya Argentaria SA	1,100,130	5,779,450
Banco Bradesco SA	64,997	475,000
Banco de Chile	2,719,202	276,369
Banco de Credito e Inversiones SA	2,926	124,503
Banco de Sabadell SA	929,509	1,029,379
Banco do Brasil SA	46,294	521,036
Banco Espirito Santo SA (A)	322,715	484
Banco Santander Brasil SA	22,126	230,892
Banco Santander Chile	3,958,147	211,167
Banco Santander SA	2,773,312	10,801,811

84

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bancolombia SA	22,540	$262,758
BancorpSouth Bank	36,873	1,146,750
Bangkok Bank PCL, Foreign Quota Shares	47,657	279,911
Bangkok Bank PCL, NVDR	800	4,672
Bank Central Asia Tbk PT	308,330	686,177
Bank First Corp.	753	51,136
Bank Hapoalim BM	160,743	1,296,300
Bank Leumi Le-Israel BM	210,235	1,523,655
Bank Mandiri Persero Tbk PT	591,156	291,959
Bank Millennium SA (A)	58,085	81,714
Bank Negara Indonesia Persero Tbk PT	240,153	127,548
Bank of America Corp.	913,123	30,425,258
Bank of China, Ltd., H Shares	11,198,122	4,491,070
Bank of Commerce Holdings	2,801	32,071
Bank of Communications Company, Ltd., H Shares	1,219,976	800,828
Bank of Hawaii Corp.	10,775	970,935
Bank of Ireland Group PLC	146,820	736,270
Bank of Marin Bancorp	1,635	73,788
Bank of Montreal	100,600	7,736,422
Bank of Queensland, Ltd.	19,491	103,299
Bank of the Philippine Islands	108,797	184,006
Bank OZK	32,062	951,600
Bank Polska Kasa Opieki SA	16,405	438,686
Bank Rakyat Indonesia Persero Tbk PT	1,771,910	513,357
Bank Tabungan Negara Persero Tbk PT	132,900	20,050
BankFinancial Corp.	2,222	30,330
Bankia SA	202,640	391,967
Bankinter SA	109,580	765,321
Bankwell Financial Group, Inc.	952	27,875
Banner Corp.	4,319	235,947
Bar Harbor Bankshares	2,014	51,639
Barclays PLC	1,765,595	3,902,368
Baycom Corp. (A)	1,690	37,112
BB&T Corp.	83,510	4,569,667
BCB Bancorp, Inc.	2,223	30,099
BDO Unibank, Inc.	240,780	719,072
Bendigo & Adelaide Bank, Ltd.	24,027	163,125
Berkshire Hills Bancorp, Inc.	5,899	186,113
BNK Financial Group, Inc.	62,782	370,685
BNP Paribas SA	228,594	12,815,365
BOC Hong Kong Holdings, Ltd.	139,500	473,892
Boston Private Financial Holdings, Inc.	10,609	124,550
Bridge Bancorp, Inc.	2,159	70,556
Brookline Bancorp, Inc.	10,234	164,256
Bryn Mawr Bank Corp.	2,568	100,845
Business First Bancshares, Inc.	1,413	34,760
Byline Bancorp, Inc. (A)	3,175	58,388
C&F Financial Corp.	475	26,743
Cadence BanCorp	16,052	265,019
CaixaBank SA	592,000	1,744,413
Cambridge Bancorp	442	34,432
Camden National Corp.	1,982	86,098
Canadian Imperial Bank of Commerce	70,279	6,104,109
Capital City Bank Group, Inc.	1,833	53,029
Capitec Bank Holdings, Ltd.	7,117	688,113
Capstar Financial Holdings, Inc.	2,197	36,910
Carolina Financial Corp.	2,665	112,703
Carter Bank & Trust (A)	2,950	62,304
Cathay General Bancorp	29,792	1,096,941
CBTX, Inc.	2,428	71,675
CenterState Bank Corp.	15,774	401,133
Central Pacific Financial Corp.	3,540	102,872
Central Valley Community Bancorp	1,540	32,494
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Century Bancorp, Inc., Class A	379	$33,068
Chang Hwa Commercial Bank, Ltd.	716,746	539,047
Chemung Financial Corp.	578	26,455
China CITIC Bank Corp., Ltd., H Shares	1,251,400	684,112
China Construction Bank Corp., H Shares	13,561,296	10,788,162
China Everbright Bank Company, Ltd., H Shares	434,595	187,621
China Merchants Bank Company, Ltd., H Shares	551,174	2,604,388
China Minsheng Banking Corp., Ltd., H Shares	978,200	680,884
Chongqing Rural Commercial Bank Company, Ltd., H Shares	337,800	167,849
CIMB Group Holdings BHD	167,800	208,089
Citigroup, Inc.	246,232	18,496,948
Citizens & Northern Corp.	1,607	42,264
Citizens Financial Group, Inc.	48,732	1,874,233
City Holding Company	1,955	155,383
Civista Bancshares, Inc.	2,168	47,002
CNB Financial Corp.	1,861	58,919
Coastal Financial Corp. (A)	1,335	22,682
Codorus Valley Bancorp, Inc.	1,440	30,965
Colony Bankcorp, Inc.	1,360	22,046
Columbia Banking System, Inc.	9,317	364,108
Comerica, Inc.	16,280	1,146,275
Commerce Bancshares, Inc.	26,197	1,755,985
Commerzbank AG	169,992	981,970
Commonwealth Bank of Australia	91,066	4,982,306
Community Bank System, Inc.	6,386	433,290
Community Bankers Trust Corp.	3,182	27,652
Community Trust Bancorp, Inc.	1,999	89,835
Concordia Financial Group, Ltd.	190,700	774,376
ConnectOne Bancorp, Inc.	4,256	107,209
Credicorp, Ltd.	9,600	2,027,424
Credit Agricole SA	233,000	3,179,604
CTBC Financial Holding Company, Ltd.	2,512,090	1,798,687
Cullen/Frost Bankers, Inc.	15,123	1,414,908
Customers Bancorp, Inc. (A)	3,643	85,173
CVB Financial Corp.	16,947	361,988
Danske Bank A/S	100,462	1,356,391
DBS Group Holdings, Ltd.	270,672	4,995,243
DNB ASA	57,985	972,752
DNB Financial Corp.	499	23,049
E.Sun Financial Holding Company, Ltd.	1,406,646	1,246,966
Eagle Bancorp, Inc.	4,306	191,273
East West Bancorp, Inc.	38,603	1,768,789
Enterprise Bancorp, Inc.	1,277	40,724
Enterprise Financial Services Corp.	3,089	139,623
Equity Bancshares, Inc., Class A (A)	2,034	59,901
Erste Group Bank AG (A)	49,389	1,766,826
Esquire Financial Holdings, Inc. (A)	1,074	25,712
Evans Bancorp, Inc.	777	31,616
Farmers & Merchants Bancorp, Inc.	1,123	29,142
Farmers National Banc Corp.	3,321	50,944
FB Financial Corp.	2,095	80,658
Fidelity D&D Bancorp, Inc.	366	24,002
Fifth Third Bancorp	79,622	2,403,788
Financial Institutions, Inc.	1,949	63,498
FinecoBank Banca Fineco SpA	130,038	1,609,574
First Bancorp (NC)	3,685	144,084
First Bancorp (PR)	27,311	286,766
First Bancorp, Inc.	1,408	40,100
First Bank	2,501	27,086
First Busey Corp.	6,584	175,134

85

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Business Financial Services, Inc.	1,233	$30,800
First Choice Bancorp	1,304	29,679
First Commonwealth Financial Corp.	12,350	175,494
First Community Bankshares, Inc.	2,045	62,352
First Financial Bancorp	12,430	302,298
First Financial Bankshares, Inc.	52,502	1,814,994
First Financial Corp.	1,725	76,280
First Financial Holding Company, Ltd.	1,322,439	994,666
First Foundation, Inc.	5,134	84,146
First Horizon National Corp.	82,878	1,332,678
First Internet Bancorp	1,361	30,895
First Interstate BancSystem, Inc., Class A	4,794	201,827
First Merchants Corp.	6,955	281,608
First Mid Bancshares, Inc.	1,882	65,832
First Midwest Bancorp, Inc.	13,599	293,194
First Northwest Bancorp	1,503	26,498
First Republic Bank	18,335	2,015,017
Flushing Financial Corp.	3,701	78,461
FNB Corp.	86,166	1,070,182
FNCB Bancorp, Inc.	2,863	23,248
Franklin Financial Network, Inc.	1,725	58,892
Franklin Financial Services Corp.	687	25,749
Fukuoka Financial Group, Inc.	31,100	593,040
Fulton Financial Corp.	64,586	1,108,296
FVCBankcorp, Inc. (A)	1,761	30,166
German American Bancorp, Inc.	3,182	107,233
Glacier Bancorp, Inc.	10,988	481,824
Great Southern Bancorp, Inc.	1,406	85,808
Great Western Bancorp, Inc.	7,274	250,007
Grupo Financiero Banorte SAB de CV, Series O	352,050	1,861,292
Grupo Financiero Inbursa SAB de CV, Series O	314,900	371,814
Guaranty Bancshares, Inc.	1,151	38,041
Hana Financial Group, Inc.	68,515	2,077,403
Hancock Whitney Corp.	35,517	1,442,345
Hang Seng Bank, Ltd.	28,595	582,912
Hanmi Financial Corp.	3,921	76,969
HarborOne Bancorp, Inc. (A)	3,620	38,408
Hawthorn Bancshares, Inc.	838	20,389
Heartland Financial USA, Inc.	4,455	210,365
Heritage Commerce Corp.	5,592	69,900
Heritage Financial Corp.	4,670	128,799
Hilltop Holdings, Inc.	9,044	222,754
Home BancShares, Inc.	61,056	1,149,074
HomeTrust Bancshares, Inc.	2,126	55,552
Hong Leong Bank BHD	20,900	84,560
Hong Leong Financial Group BHD	7,500	29,273
Hope Bancorp, Inc.	15,484	224,673
Horizon Bancorp, Inc.	4,854	91,352
Howard Bancorp, Inc. (A)	1,803	30,038
HSBC Holdings PLC	2,070,190	15,423,113
Hua Nan Financial Holdings Company, Ltd.	1,039,108	739,002
Huntington Bancshares, Inc.	113,122	1,684,387
IBERIABANK Corp.	6,619	483,121
Independent Bank Corp. (MA)	4,223	355,577
Independent Bank Corp. (MI)	2,844	63,563
Independent Bank Group, Inc.	4,553	262,389
Industrial & Commercial Bank of China, Ltd., H Shares	9,177,623	6,540,792
Industrial Bank of Korea	59,576	593,076
ING Groep NV	580,847	6,679,622
International Bancshares Corp.	22,388	949,699
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Intesa Sanpaolo SpA	3,190,063	$8,071,534
Investar Holding Corp.	1,481	37,055
Investors Bancorp, Inc.	29,162	351,694
Israel Discount Bank, Ltd., Class A	169,103	777,759
Itau CorpBanca	7,880,009	38,530
Japan Post Bank Company, Ltd.	72,400	701,542
JPMorgan Chase & Co.	348,518	45,920,732
Kasikornbank PCL	53,200	272,813
Kasikornbank PCL, Foreign Quota Shares	144,759	743,079
Kasikornbank PCL, NVDR	3,200	16,410
KB Financial Group, Inc.	90,528	3,537,046
KBC Group NV	75,506	5,496,161
KeyCorp	109,353	2,120,355
Komercni banka AS	9,971	341,050
Krung Thai Bank PCL, Foreign Quota Shares	339,100	184,004
Krung Thai Bank PCL, NVDR	8,800	4,775
Lakeland Bancorp, Inc.	6,274	104,650
Lakeland Financial Corp.	3,080	145,130
LCNB Corp.	1,846	34,133
Level One Bancorp, Inc.	887	21,723
Live Oak Bancshares, Inc.	3,367	61,448
Lloyds Banking Group PLC	7,260,509	5,723,852
M&T Bank Corp.	14,569	2,400,097
Macatawa Bank Corp.	3,711	39,745
MainStreet Bancshares, Inc. (A)	1,126	24,693
Malayan Banking BHD	129,733	264,948
Malvern Bancorp, Inc. (A)	1,108	25,440
mBank SA (A)	1,418	134,767
Mebuki Financial Group, Inc.	157,600	407,899
Mediobanca Banca di Credito Finanziario SpA	131,495	1,468,292
Mega Financial Holding Company, Ltd.	1,466,275	1,456,121
Mercantile Bank Corp.	2,050	72,263
Metropolitan Bank & Trust Company	216,064	281,763
Metropolitan Bank Holding Corp. (A)	952	42,926
Mid Penn Bancorp, Inc.	1,134	30,584
Midland States Bancorp, Inc.	2,882	80,927
MidWestOne Financial Group, Inc.	1,616	54,944
Mitsubishi UFJ Financial Group, Inc.	2,210,700	11,718,455
Mizrahi Tefahot Bank, Ltd.	20,799	555,700
Mizuho Financial Group, Inc.	4,331,400	6,707,046
Moneta Money Bank AS (B)	63,414	210,010
MutualFirst Financial, Inc.	847	33,584
MVB Financial Corp.	1,457	31,034
National Australia Bank, Ltd.	144,655	2,535,184
National Bank Holdings Corp., Class A	3,699	132,572
National Bank of Canada	53,791	2,870,770
National Bankshares, Inc.	914	39,192
NBT Bancorp, Inc.	5,413	216,520
Nedbank Group, Ltd.	57,700	861,926
Nicolet Bankshares, Inc. (A)	1,025	74,272
Nordea Bank ABP	569,969	4,037,133
Northeast Bank	1,053	22,745
Northrim BanCorp, Inc.	985	36,908
Norwood Financial Corp.	860	30,100
OFG Bancorp	6,447	138,288
Old National Bancorp	21,666	391,721
Old Second Bancorp, Inc.	4,053	50,055
Opus Bank	2,825	72,631
Origin Bancorp, Inc.	2,441	87,070
Orrstown Financial Services, Inc.	1,575	34,524
OTP Bank Nyrt	33,729	1,586,322
Oversea-Chinese Banking Corp., Ltd.	481,878	3,796,945

86

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pacific Mercantile Bancorp (A)	2,622	$18,774
Pacific Premier Bancorp, Inc.	7,535	241,421
PacWest Bancorp	31,352	1,167,548
Park National Corp.	1,621	162,635
Parke Bancorp, Inc.	1,267	30,319
PCB Bancorp	1,882	32,220
Peapack Gladstone Financial Corp.	2,480	74,152
Penns Woods Bancorp, Inc.	1,026	32,493
Peoples Bancorp of North Carolina, Inc.	747	23,531
Peoples Bancorp, Inc.	2,328	76,149
Peoples Financial Services Corp.	915	44,945
People's United Financial, Inc.	48,343	797,660
People's Utah Bancorp	1,832	53,769
Pinnacle Financial Partners, Inc.	19,185	1,178,343
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,112,300	721,720
Powszechna Kasa Oszczednosci Bank Polski SA	84,844	782,463
Preferred Bank	1,794	98,939
Premier Financial Bancorp, Inc.	1,776	32,234
Prosperity Bancshares, Inc.	25,154	1,767,069
Public Bank BHD	103,262	485,057
QCR Holdings, Inc.	1,916	80,089
Raiffeisen Bank International AG	24,392	572,184
RBB Bancorp	2,273	45,505
Regions Financial Corp.	108,755	1,809,683
Reliant Bancorp, Inc.	1,417	31,656
Renasant Corp.	7,273	257,464
Republic Bancorp, Inc., Class A	1,242	57,380
Republic First Bancorp, Inc. (A)	6,939	27,478
Resona Holdings, Inc.	376,200	1,596,583
RHB Bank BHD	54,941	74,448
Richmond Mutual Bancorporation, Inc. (A)	1,977	28,686
Royal Bank of Canada	224,133	18,318,060
S&T Bancorp, Inc.	4,208	158,726
Sandy Spring Bancorp, Inc.	4,392	155,301
Santander Bank Polska SA	3,454	242,322
SB One Bancorp	1,309	30,945
Seacoast Banking Corp. of Florida (A)	6,431	191,322
Security Bank Corp.	26,980	108,842
Select Bancorp, Inc. (A)	2,733	32,605
ServisFirst Bancshares, Inc.	6,113	222,269
Seven Bank, Ltd.	101,400	314,271
Shinhan Financial Group Company, Ltd.	102,535	3,787,482
Shinsei Bank, Ltd.	34,900	552,825
Shore Bancshares, Inc.	2,072	34,685
Sierra Bancorp	1,979	53,037
Signature Bank	14,517	1,790,817
Simmons First National Corp., Class A	11,584	300,141
SinoPac Financial Holdings Company, Ltd.	1,419,772	597,856
Skandinaviska Enskilda Banken AB, A Shares	285,471	2,447,997
SmartFinancial, Inc.	1,852	42,226
Societe Generale SA	156,002	4,902,551
South State Corp.	4,272	355,772
Southern First Bancshares, Inc. (A)	990	42,402
Southern National Bancorp of Virginia, Inc.	2,812	44,795
Southside Bancshares, Inc.	4,008	140,721
Spirit of Texas Bancshares, Inc. (A)	1,883	43,008
Standard Bank Group, Ltd.	201,227	2,271,890
Standard Chartered PLC	285,731	2,570,725
Sterling Bancorp	54,425	1,111,359
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Stock Yards Bancorp, Inc.	2,547	$105,420
Sumitomo Mitsui Financial Group, Inc.	238,879	8,746,874
Sumitomo Mitsui Trust Holdings, Inc.	59,538	2,281,569
Summit Financial Group, Inc.	1,494	40,263
SunTrust Banks, Inc.	48,388	3,427,806
SVB Financial Group (A)	5,617	1,301,627
Svenska Handelsbanken AB, A Shares	268,761	2,638,117
Swedbank AB, A Shares	159,315	2,074,546
Synovus Financial Corp.	40,930	1,559,024
Taishin Financial Holding Company, Ltd.	1,258,296	587,685
Taiwan Business Bank	677,307	277,499
Taiwan Cooperative Financial Holding Company, Ltd.	1,202,569	817,823
TCF Financial Corp.	40,708	1,729,683
Texas Capital Bancshares, Inc. (A)	13,342	771,168
The Bancorp, Inc. (A)	6,583	73,005
The Bank of East Asia, Ltd.	44,693	100,819
The Bank of Kyoto, Ltd.	9,400	388,082
The Bank of Nova Scotia	191,639	10,751,290
The Bank of NT Butterfield & Son, Ltd.	6,990	241,505
The Bank of Princeton	870	24,934
The Chiba Bank, Ltd.	98,200	560,269
The Community Financial Corp.	790	27,231
The First Bancshares, Inc.	2,194	73,631
The First of Long Island Corp.	3,097	75,040
The PNC Financial Services Group, Inc.	48,532	7,435,588
The Royal Bank of Scotland Group PLC	496,405	1,451,725
The Shanghai Commercial & Savings Bank, Ltd.	449,000	734,040
The Shizuoka Bank, Ltd.	81,500	620,775
The Siam Commercial Bank PCL, Foreign Quota Shares	84,909	339,867
The Siam Commercial Bank PCL, NVDR	2,900	11,608
The Toronto-Dominion Bank	285,796	16,513,471
TMB Bank PCL, Foreign Quota Shares	1,246,400	65,987
TMB Bank PCL, NVDR	638,000	33,777
Tompkins Financial Corp.	1,778	154,242
Towne Bank	8,405	236,601
TriCo Bancshares	3,336	128,936
TriState Capital Holdings, Inc. (A)	3,231	78,287
Triumph Bancorp, Inc. (A)	3,080	110,449
Trustmark Corp.	25,155	864,326
Turkiye Garanti Bankasi AS (A)	155,994	273,497
Turkiye Is Bankasi AS, Class C (A)	106,864	114,070
U.S. Bancorp	156,303	9,382,869
UMB Financial Corp.	17,034	1,145,877
Umpqua Holdings Corp.	58,403	956,057
UniCredit SpA	431,715	5,959,133
United Bankshares, Inc.	39,323	1,489,162
United Community Banks, Inc.	10,007	310,217
United Overseas Bank, Ltd.	190,257	3,590,349
Unity Bancorp, Inc.	1,116	24,719
Univest Financial Corp.	3,712	96,920
Valley National Bancorp	129,238	1,496,576
Veritex Holdings, Inc.	6,635	172,576
Washington Trust Bancorp, Inc.	1,920	100,205
Webster Financial Corp.	24,444	1,190,178
Wells Fargo & Company	437,032	23,800,763
WesBanco, Inc.	8,258	301,241
Westamerica Bancorporation	3,302	214,630
Westpac Banking Corp.	177,499	2,961,460
Wintrust Financial Corp.	15,036	1,021,095
Woori Financial Group, Inc.	109,032	1,082,170

87

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Zions Bancorp NA	19,288	$960,157
		542,154,808
Capital markets – 2.3%
3i Group PLC	100,000	1,384,361
Affiliated Managers Group, Inc.	7,083	604,676
Ameriprise Financial, Inc.	18,305	2,999,640
Amundi SA (B)	12,327	933,145
Ares Management Corp., Class A	8,540	282,589
Artisan Partners Asset Management, Inc., Class A	6,425	190,630
Assetmark Financial Holdings, Inc. (A)	1,822	45,605
ASX, Ltd.	10,011	553,702
B. Riley Financial, Inc.	2,663	77,786
B3 SA - Brasil Bolsa Balcao	111,176	1,248,915
Banco BTG Pactual SA	12,100	198,518
BlackRock, Inc.	16,431	8,131,866
Blucora, Inc. (A)	6,190	145,713
Brightsphere Investment Group, Inc.	8,938	86,073
Brookfield Asset Management, Inc., Class A	140,165	8,181,128
Cboe Global Markets, Inc.	15,621	1,857,337
China Cinda Asset Management Company, Ltd., H Shares	1,260,100	262,373
China Ding Yi Feng Holdings, Ltd. (D)	152,000	1,472
China Everbright, Ltd.	132,984	213,720
China Galaxy Securities Company, Ltd., H Shares	500,100	254,100
China Huarong Asset Management Company, Ltd., H Shares (B)	1,432,200	208,638
China International Capital Corp., Ltd., H Shares (B)	188,600	324,533
CI Financial Corp.	38,973	613,217
CITIC Securities Company, Ltd., H Shares	291,100	540,182
CME Group, Inc.	50,086	10,153,935
Cohen & Steers, Inc.	2,900	194,677
Cowen, Inc., Class A (A)	3,744	57,358
Credit Suisse Group AG (A)	406,933	5,326,984
Daiwa Securities Group, Inc.	274,418	1,392,209
Deutsche Bank AG	331,627	2,381,733
Deutsche Boerse AG	31,967	4,892,310
Diamond Hill Investment Group, Inc.	426	58,170
Donnelley Financial Solutions, Inc. (A)	4,153	41,696
E*TRADE Financial Corp.	31,722	1,405,285
Eaton Vance Corp.	29,982	1,414,251
Evercore, Inc., Class A	10,575	818,294
FactSet Research Systems, Inc.	10,147	2,634,669
Federated Investors, Inc., Class B	37,714	1,264,173
Focus Financial Partners, Inc., Class A (A)	3,903	109,713
Franklin Resources, Inc.	39,451	1,084,508
GF Securities Company, Ltd., H Shares	194,200	207,754
Greenhill & Company, Inc.	2,157	36,691
Guotai Junan Securities Company, Ltd., H Shares (B)	108,500	164,924
Haitong Securities Company, Ltd., H Shares	409,900	408,967
Hamilton Lane, Inc., Class A	2,781	161,298
Hargreaves Lansdown PLC	29,211	699,975
Hong Kong Exchanges & Clearing, Ltd.	45,277	1,433,943
Houlihan Lokey, Inc.	5,229	249,266
Huatai Securities Company, Ltd., H Shares (B)	231,700	347,362
IGM Financial, Inc.	15,874	457,111
Interactive Brokers Group, Inc., Class A	20,356	985,638
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Intercontinental Exchange, Inc.	78,385	$7,381,515
INTL. FCStone, Inc. (A)	2,081	83,240
Invesco, Ltd.	53,883	946,185
Investec PLC	70,171	397,710
Investec, Ltd.	44,507	255,206
Janus Henderson Group PLC	42,189	1,071,601
Japan Exchange Group, Inc.	91,398	1,555,883
Julius Baer Group, Ltd. (A)	35,629	1,678,282
Korea Investment Holdings Company, Ltd.	9,669	588,607
Ladenburg Thalmann Financial Services, Inc.	15,891	55,460
Legg Mason, Inc.	21,628	845,222
London Stock Exchange Group PLC	32,221	2,865,145
Macquarie Group, Ltd.	16,789	1,568,845
Magellan Financial Group, Ltd.	6,647	235,896
MarketAxess Holdings, Inc.	5,281	2,132,573
Meritz Securities Company, Ltd.	71,544	257,810
Mirae Asset Daewoo Company, Ltd.	91,293	560,384
Moelis & Company, Class A	6,082	200,463
Moody's Corp.	22,758	5,158,556
Morgan Stanley	175,690	8,693,141
MSCI, Inc.	11,847	3,070,624
Nasdaq, Inc.	16,124	1,689,795
Natixis SA	193,048	805,955
NH Investment & Securities Company, Ltd.	32,834	345,503
Noah Holdings, Ltd., ADR (A)(C)	4,800	139,872
Nomura Holdings, Inc.	596,700	3,058,377
Northern Trust Corp.	30,057	3,223,313
Oppenheimer Holdings, Inc., Class A	1,295	36,920
Partners Group Holding AG	2,954	2,491,234
Piper Jaffray Companies	1,736	140,408
PJT Partners, Inc., Class A	2,903	123,726
Pzena Investment Management, Inc., Class A	2,673	23,763
Raymond James Financial, Inc.	17,284	1,552,449
Reinet Investments SCA	22,723	441,593
S&P Global, Inc.	34,450	9,117,193
Safeguard Scientifics, Inc. (A)	2,857	32,913
Samsung Securities Company, Ltd.	14,553	445,915
SBI Holdings, Inc.	42,664	886,777
Schroders PLC	12,745	543,413
Sculptor Capital Management, Inc.	2,132	41,318
SEI Investments Company	33,647	2,171,241
Singapore Exchange, Ltd.	120,900	782,167
St. James's Place PLC	54,368	764,331
Standard Life Aberdeen PLC	249,133	1,020,467
State Street Corp.	52,112	3,913,611
Stifel Financial Corp.	27,069	1,692,354
T. Rowe Price Group, Inc.	32,948	4,071,055
The Bank of New York Mellon Corp.	119,983	5,875,568
The Charles Schwab Corp.	162,723	8,054,789
The Goldman Sachs Group, Inc.	45,263	10,018,965
UBS Group AG (A)	613,460	7,427,646
Virtus Investment Partners, Inc.	863	101,661
Waddell & Reed Financial, Inc., Class A	9,209	148,725
Westwood Holdings Group, Inc.	1,116	34,440
WisdomTree Investments, Inc.	17,624	85,653
Yuanta Financial Holding Company, Ltd.	1,362,187	881,787
		179,510,058
Consumer finance – 0.4%
Acom Company, Ltd.	71,400	296,509
AEON Financial Service Company, Ltd.	20,400	308,590
American Express Company	95,157	11,430,259

88

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Capital One Financial Corp.	65,785	$6,579,158
Credit Saison Company, Ltd.	28,600	473,113
Curo Group Holdings Corp. (A)	2,252	30,650
Discover Financial Services	44,512	3,777,733
Elevate Credit, Inc. (A)	3,355	13,923
Encore Capital Group, Inc. (A)(C)	3,926	143,181
Enova International, Inc. (A)	4,178	96,219
EZCORP, Inc., Class A (A)	6,832	34,980
FirstCash, Inc.	16,785	1,356,899
Green Dot Corp., Class A (A)	18,859	448,090
LendingClub Corp. (A)	8,422	116,308
Medallion Financial Corp. (A)	2,942	18,741
Muangthai Capital PCL, Foreign Quota Shares	75,800	150,998
Muangthai Capital PCL, NVDR	2,000	3,984
Navient Corp.	53,798	772,001
Nelnet, Inc., Class A	2,257	142,191
PRA Group, Inc. (A)	5,765	211,230
Regional Management Corp. (A)	1,139	37,018
Samsung Card Company, Ltd.	6,602	207,641
SLM Corp.	113,146	965,135
Synchrony Financial	85,371	3,193,729
World Acceptance Corp. (A)	794	75,422
		30,883,702
Diversified financial services – 1.2%
AMP, Ltd.	172,852	228,756
Banco Latinoamericano de Comercio Exterior SA, Class E	3,922	84,598
Berkshire Hathaway, Inc., Class B (A)	274,262	60,419,919
Cannae Holdings, Inc. (A)	8,596	322,264
Chailease Holding Company, Ltd.	164,784	736,393
Challenger, Ltd.	28,557	157,521
Eurazeo SE	8,134	554,299
EXOR NV	23,402	1,785,915
Far East Horizon, Ltd.	301,300	273,560
FGL Holdings	18,662	170,384
First Eagle Private Credit LLC (A)(D)	5,608	1,354
FirstRand, Ltd.	524,011	2,236,685
Groupe Bruxelles Lambert SA	24,337	2,469,060
Grupo de Inversiones Suramericana SA	22,755	210,530
Haci Omer Sabanci Holding AS	64,012	101,133
Industrivarden AB, C Shares	29,661	687,914
Investor AB, B Shares	80,338	4,246,618
Jefferies Financial Group, Inc.	66,838	1,396,914
Kinnevik AB (A)	42,506	258,329
Kinnevik AB, B Shares	42,506	973,394
L E Lundbergforetagen AB, B Shares	13,539	536,677
M&G PLC (A)	263,008	802,750
Marlin Business Services Corp.	1,196	25,642
Metro Pacific Investments Corp.	1,718,900	145,500
Mitsubishi UFJ Lease & Finance Company, Ltd.	73,900	475,268
Neoplux Company, Ltd. (A)	255	725
On Deck Capital, Inc. (A)	8,982	36,916
Onex Corp.	13,954	835,370
ORIX Corp.	239,000	3,917,720
Pargesa Holding SA, Bearer Shares	5,972	471,334
PSG Group, Ltd.	23,346	372,404
Remgro, Ltd.	82,290	1,078,733
RMB Holdings, Ltd.	120,525	663,652
Tokyo Century Corp.	7,800	416,540
Wendel SA	5,420	730,426
		87,825,197
Insurance – 2.8%
Admiral Group PLC	20,721	572,865
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Aegon NV	282,177	$1,270,756
Aflac, Inc.	34,413	1,887,209
Ageas	55,392	3,323,503
AIA Group, Ltd.	461,309	4,616,412
Alleghany Corp. (A)	3,827	2,985,213
Allianz SE	71,972	17,213,448
Ambac Financial Group, Inc. (A)	5,781	120,360
American Equity Investment Life Holding Company	11,537	342,880
American Financial Group, Inc.	19,800	2,172,258
American International Group, Inc.	40,434	2,129,254
AMERISAFE, Inc.	2,418	163,457
Aon PLC	10,962	2,231,973
Argo Group International Holdings, Ltd.	4,160	273,645
Arthur J. Gallagher & Company	8,649	806,692
Assicurazioni Generali SpA	239,299	4,880,262
Assurant, Inc.	2,841	377,484
Aviva PLC	519,229	2,708,173
AXA SA	397,264	10,808,442
Baloise Holding AG	8,141	1,415,087
BB Seguridade Participacoes SA	41,308	335,054
Brighthouse Financial, Inc. (A)	29,549	1,216,237
Brown & Brown, Inc.	61,920	2,336,861
Cathay Financial Holding Company, Ltd.	1,129,890	1,544,011
China Development Financial Holding Corp.	1,942,000	617,902
China Life Insurance Company, Ltd. (A)	424,703	352,840
China Life Insurance Company, Ltd., H Shares	1,062,076	2,679,832
China Pacific Insurance Group Company, Ltd., H Shares	378,179	1,337,465
China Reinsurance Group Corp., H Shares	954,300	151,155
China Taiping Insurance Holdings Company, Ltd.	237,200	548,377
Chubb, Ltd.	21,183	3,208,801
Cincinnati Financial Corp.	7,061	755,880
Citizens, Inc. (A)	6,643	45,305
CNO Financial Group, Inc.	61,340	1,111,481
CNP Assurances	37,902	748,379
Crawford & Company, Class A	2,175	23,838
Dai-ichi Life Holdings, Inc.	196,800	3,173,632
DB Insurance Company, Ltd.	11,929	563,821
Direct Line Insurance Group PLC	152,070	600,319
Discovery, Ltd.	63,766	513,399
eHealth, Inc. (A)	2,849	262,849
Employers Holdings, Inc.	3,961	170,204
Enstar Group, Ltd. (A)	1,452	296,513
Everest Re Group, Ltd.	1,894	513,766
Fairfax Financial Holdings, Ltd.	4,628	2,105,857
FBL Financial Group, Inc., Class A	1,271	73,171
FedNat Holding Company	1,591	23,722
First American Financial Corp.	29,732	1,891,550
Fubon Financial Holding Company, Ltd.	970,659	1,425,002
Genworth Financial, Inc., Class A (A)	198,158	784,706
Gjensidige Forsikring ASA	14,440	271,566
Global Indemnity, Ltd.	1,068	30,726
Globe Life, Inc.	4,665	479,375
Goosehead Insurance, Inc., Class A (C)	1,433	58,065
Great-West Lifeco, Inc. (C)	51,236	1,288,711
Greenlight Capital Re, Ltd., Class A (A)	3,873	40,434
Hallmark Financial Services, Inc. (A)	1,689	32,209
Hannover Rueck SE	10,569	1,961,080
Hanwha Life Insurance Company, Ltd.	21,011	40,806
HCI Group, Inc.	845	39,124

89

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Health Insurance Innovations, Inc., Class A (A)(C)	1,298	$23,325
Heritage Insurance Holdings, Inc.	3,393	46,450
Horace Mann Educators Corp.	5,262	228,423
Hyundai Marine & Fire Insurance Company, Ltd.	15,232	361,990
iA Financial Corp., Inc.	19,624	1,007,423
Independence Holding Company	631	26,666
Insurance Australia Group, Ltd.	128,148	685,101
Intact Financial Corp.	23,241	2,395,137
Investors Title Company	197	31,569
IRB Brasil Resseguros SA	39,300	345,315
James River Group Holdings, Ltd.	3,831	151,554
Japan Post Holdings Company, Ltd.	291,600	2,742,930
Kemper Corp.	16,609	1,227,737
Kinsale Capital Group, Inc.	2,582	261,453
Legal & General Group PLC	625,120	2,268,544
Liberty Holdings, Ltd.	23,531	179,046
Lincoln National Corp.	9,305	549,460
Loews Corp.	12,087	615,228
Mapfre SA	200,838	566,060
Marsh & McLennan Companies, Inc.	23,534	2,543,319
MBIA, Inc. (A)	10,297	96,071
Medibank Private, Ltd.	157,726	348,275
Mercury General Corp.	7,194	352,362
MetLife, Inc.	36,998	1,846,570
Momentum Metropolitan Holdings	154,696	214,385
MS&AD Insurance Group Holdings, Inc.	87,768	2,841,248
Muenchener Rueckversicherungs-Gesellschaft AG	24,629	7,067,096
National General Holdings Corp.	8,691	185,031
National Western Life Group, Inc., Class A	291	73,399
New China Life Insurance Company, Ltd., H Shares	119,100	458,647
NI Holdings, Inc. (A)	1,301	21,779
NN Group NV	47,607	1,826,140
Old Mutual, Ltd.	773,395	978,643
Old Republic International Corp.	75,593	1,705,378
Orange Life Insurance, Ltd. (B)	8,246	199,518
Palomar Holdings, Inc. (A)	741	40,436
PICC Property & Casualty Company, Ltd., H Shares	989,848	1,145,342
Ping An Insurance Group Company of China, Ltd., H Shares	791,610	8,988,972
Porto Seguro SA	6,523	90,765
Poste Italiane SpA (B)	116,302	1,355,754
Power Corp. of Canada	53,405	1,293,814
Power Financial Corp.	49,286	1,203,301
Powszechny Zaklad Ubezpieczen SA	62,843	621,250
Primerica, Inc.	11,108	1,486,695
Principal Financial Group, Inc.	12,052	664,065
ProAssurance Corp.	6,809	256,018
ProSight Global, Inc. (A)	1,238	21,256
Protective Insurance Corp., Class B	1,505	25,389
Prudential Financial, Inc.	18,685	1,749,290
Prudential PLC	264,584	4,695,867
QBE Insurance Group, Ltd.	74,037	635,990
Rand Merchant Investment Holdings, Ltd.	133,506	275,016
Reinsurance Group of America, Inc.	16,646	2,754,247
RenaissanceRe Holdings, Ltd.	11,713	2,205,909
RLI Corp.	5,060	462,332
RSA Insurance Group PLC	112,110	798,729
Safety Insurance Group, Inc.	1,858	181,434
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Sampo OYJ, A Shares	19,235	$777,787
Samsung Fire & Marine Insurance Company, Ltd.	7,207	1,420,498
Samsung Life Insurance Company, Ltd.	16,625	1,009,678
Sanlam, Ltd.	297,253	1,547,257
SCOR SE	33,214	1,426,672
Selective Insurance Group, Inc.	23,180	1,534,980
Shin Kong Financial Holding Company, Ltd. (A)	1,599,694	526,799
Sompo Holdings, Inc.	61,560	2,428,679
Sony Financial Holdings, Inc.	28,900	671,095
State Auto Financial Corp.	2,213	72,542
Stewart Information Services Corp.	2,945	125,958
Sul America SA	13,894	173,277
Sun Life Financial, Inc.	96,707	4,416,721
Suncorp Group, Ltd.	70,753	640,969
Swiss Life Holding AG	5,585	2,769,913
Swiss Re AG	49,045	5,312,365
T&D Holdings, Inc.	103,300	1,216,863
The Allstate Corp.	15,301	1,703,766
The Hanover Insurance Group, Inc.	10,491	1,426,042
The Hartford Financial Services Group, Inc.	16,807	1,039,681
The People's Insurance Company Group of China, Ltd., H Shares	1,249,900	501,328
The Progressive Corp.	27,174	1,985,061
The Travelers Companies, Inc.	12,103	1,654,722
Third Point Reinsurance, Ltd. (A)	9,609	91,766
Tiptree, Inc.	3,395	26,447
Tokio Marine Holdings, Inc.	116,314	6,327,973
Trupanion, Inc. (A)	3,675	125,244
Tryg A/S	19,727	567,248
United Fire Group, Inc.	2,675	117,540
United Insurance Holdings Corp.	2,717	34,479
Universal Insurance Holdings, Inc.	3,930	114,363
Unum Group	9,697	298,086
W.R. Berkley Corp.	38,381	2,609,908
Watford Holdings, Ltd. (A)	2,558	69,194
Willis Towers Watson PLC	5,996	1,177,854
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	45,700	157,884
Zurich Insurance Group AG	24,225	9,507,222
		214,984,402
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	4,161	64,787
Anworth Mortgage Asset Corp.	13,537	47,650
Apollo Commercial Real Estate Finance, Inc.	19,495	356,174
Ares Commercial Real Estate Corp.	3,577	55,944
Arlington Asset Investment Corp., Class A	5,216	30,514
ARMOUR Residential REIT, Inc.	7,437	128,363
Blackstone Mortgage Trust, Inc., Class A	15,776	577,875
Capstead Mortgage Corp.	12,150	94,527
Cherry Hill Mortgage Investment Corp.	2,187	32,761
Colony Credit Real Estate, Inc.	10,537	139,615
Dynex Capital, Inc.	3,251	54,909
Ellington Financial, Inc.	3,746	67,840
Exantas Capital Corp.	4,142	49,870
Granite Point Mortgage Trust, Inc.	6,868	124,792
Great Ajax Corp.	2,230	33,963
Invesco Mortgage Capital, Inc.	18,165	295,000
KKR Real Estate Finance Trust, Inc.	2,972	60,005
Ladder Capital Corp.	13,105	226,585
New York Mortgage Trust, Inc.	29,678	184,894

90

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Orchid Island Capital, Inc.	8,123	$46,139
PennyMac Mortgage Investment Trust	10,795	249,257
Ready Capital Corp.	3,985	62,843
Redwood Trust, Inc.	12,122	196,134
TPG RE Finance Trust, Inc.	6,102	123,566
Western Asset Mortgage Capital Corp.	6,608	67,930
		3,371,937
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	7,396	217,812
Bridgewater Bancshares, Inc. (A)	3,161	40,398
Capitol Federal Financial, Inc.	15,623	221,534
Columbia Financial, Inc. (A)	6,806	113,388
Dime Community Bancshares, Inc.	4,229	85,257
Entegra Financial Corp. (A)	961	28,868
ESSA Bancorp, Inc.	1,698	29,257
Essent Group, Ltd.	12,239	668,861
Federal Agricultural Mortgage Corp., Class C	1,145	95,092
First Defiance Financial Corp.	2,520	75,978
Flagstar Bancorp, Inc.	3,522	131,230
FS Bancorp, Inc.	574	34,314
Hingham Institution for Savings	197	37,777
Home Bancorp, Inc.	1,050	40,509
HomeStreet, Inc. (A)	2,953	94,260
Kearny Financial Corp.	10,660	150,306
LendingTree, Inc. (A)	2,033	732,957
Luther Burbank Corp.	2,797	32,333
Merchants Bancorp	1,147	20,623
Meridian Bancorp, Inc.	6,268	126,175
Meta Financial Group, Inc.	4,526	160,990
MMA Capital Holdings, Inc. (A)	713	22,795
Mr. Cooper Group, Inc. (A)	9,684	130,153
New York Community Bancorp, Inc.	123,958	1,477,579
NMI Holdings, Inc., Class A (A)	8,318	279,235
Northfield Bancorp, Inc.	5,866	99,135
Northwest Bancshares, Inc.	12,778	212,626
OceanFirst Financial Corp.	6,546	156,973
Ocwen Financial Corp. (A)	18,847	29,401
OP Bancorp	2,017	19,726
Oritani Financial Corp.	5,197	96,664
PCSB Financial Corp.	2,241	45,716
PennyMac Financial Services, Inc.	3,102	106,430
Pioneer Bancorp, Inc. (A)	1,554	20,637
Provident Bancorp, Inc. (A)	1,405	16,579
Provident Financial Services, Inc.	7,799	189,672
Radian Group, Inc.	25,983	671,401
Riverview Bancorp, Inc.	3,210	23,208
Southern Missouri Bancorp, Inc.	947	35,399
Sterling Bancorp, Inc.	2,603	25,223
Territorial Bancorp, Inc.	1,162	36,824
Timberland Bancorp, Inc.	937	27,768
TrustCo Bank Corp.	12,894	113,209
United Community Financial Corp.	6,274	69,704
Walker & Dunlop, Inc.	3,508	230,265
Washington Federal, Inc.	30,938	1,138,828
Waterstone Financial, Inc.	3,256	61,441
Western New England Bancorp, Inc.	3,527	34,600
WSFS Financial Corp.	6,703	298,887
		8,807,997
		1,067,538,101
Health care – 11.7%
Biotechnology – 1.5%
3SBio, Inc. (A)(B)	178,300	257,352
AbbVie, Inc.	203,826	17,881,655
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Abeona Therapeutics, Inc. (A)	4,737	$15,964
ACADIA Pharmaceuticals, Inc. (A)	13,449	609,105
Acceleron Pharma, Inc. (A)	5,788	283,380
Achillion Pharmaceuticals, Inc. (A)	17,622	109,433
Adamas Pharmaceuticals, Inc. (A)	3,212	19,111
ADMA Biologics, Inc. (A)	7,000	33,250
Adverum Biotechnologies, Inc. (A)	7,010	76,479
Aeglea BioTherapeutics, Inc. (A)	3,657	31,267
Affimed NV (A)	8,475	21,866
Agenus, Inc. (A)	14,218	59,573
Aimmune Therapeutics, Inc. (A)(C)	5,725	159,842
Akcea Therapeutics, Inc. (A)(C)	1,607	31,288
Akebia Therapeutics, Inc. (A)	15,598	98,111
Albireo Pharma, Inc. (A)	1,452	32,844
Alder Biopharmaceuticals, Inc. (A)(C)(D)	9,683	8,521
Aldeyra Therapeutics, Inc. (A)	2,994	23,892
Alector, Inc. (A)(C)	3,906	72,808
Alexion Pharmaceuticals, Inc. (A)	30,912	3,522,113
Allakos, Inc. (A)	2,482	235,790
Allogene Therapeutics, Inc. (A)(C)	4,975	140,196
AMAG Pharmaceuticals, Inc. (A)(C)	4,356	46,391
Amgen, Inc.	82,676	19,405,711
Amicus Therapeutics, Inc. (A)	32,806	343,807
AnaptysBio, Inc. (A)	3,305	44,584
Anavex Life Sciences Corp. (A)	6,271	15,050
Anika Therapeutics, Inc. (A)	1,698	98,144
Apellis Pharmaceuticals, Inc. (A)	6,222	167,247
Arcus Biosciences, Inc. (A)	4,383	36,247
Ardelyx, Inc. (A)	6,329	47,024
Arena Pharmaceuticals, Inc. (A)	6,393	302,900
ArQule, Inc. (A)	14,355	137,664
Arrowhead Pharmaceuticals, Inc. (A)	11,907	869,330
Assembly Biosciences, Inc. (A)	2,939	47,671
Atara Biotherapeutics, Inc. (A)	6,683	94,965
Athenex, Inc. (A)(C)	8,764	136,543
Athersys, Inc. (A)	19,116	25,233
Audentes Therapeutics, Inc. (A)	5,820	168,955
Avid Bioservices, Inc. (A)	7,520	41,435
Avrobio, Inc. (A)	2,674	42,891
Baudax Bio, Inc. (A)	1,050	5,639
BeiGene, Ltd., ADR (A)(C)	1,400	284,606
Beyondspring, Inc. (A)(C)	1,687	21,003
BioCryst Pharmaceuticals, Inc. (A)	14,979	42,690
Biogen, Inc. (A)	25,428	7,623,569
Biohaven Pharmaceutical Holding Company, Ltd. (A)	5,005	286,887
BioSpecifics Technologies Corp. (A)	802	44,110
Blueprint Medicines Corp. (A)	6,239	511,848
Bridgebio Pharma, Inc. (A)	2,920	84,680
Calithera Biosciences, Inc. (A)	6,459	31,778
CareDx, Inc. (A)	5,226	107,238
CASI Pharmaceuticals, Inc. (A)	6,656	22,031
Castle Biosciences, Inc. (A)	521	14,031
Catalyst Pharmaceuticals, Inc. (A)	12,543	58,200
Celltrion, Inc. (A)	20,440	3,015,733
Cellular Biomedicine Group, Inc. (A)	1,587	28,661
CEL-SCI Corp. (A)(C)	3,607	27,485
ChemoCentryx, Inc. (A)	5,439	164,965
Chimerix, Inc. (A)	7,022	15,448
Clovis Oncology, Inc. (A)(C)	6,585	98,314
Coherus Biosciences, Inc. (A)	7,918	142,445
Concert Pharmaceuticals, Inc. (A)	3,127	23,578
Constellation Pharmaceuticals, Inc. (A)	2,004	93,306
Corbus Pharmaceuticals Holdings, Inc. (A)(C)	8,135	38,235

91

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Crinetics Pharmaceuticals, Inc. (A)	1,543	$30,181
CSL, Ltd.	23,356	4,481,897
Cue Biopharma, Inc. (A)	2,848	33,720
Cytokinetics, Inc. (A)	7,165	69,286
CytomX Therapeutics, Inc. (A)	5,884	36,834
Deciphera Pharmaceuticals, Inc. (A)	2,429	114,867
Denali Therapeutics, Inc. (A)	6,145	109,320
Dicerna Pharmaceuticals, Inc. (A)	6,661	160,264
Dynavax Technologies Corp. (A)(C)	10,794	60,986
Eagle Pharmaceuticals, Inc. (A)	1,163	68,012
Editas Medicine, Inc. (A)	6,415	194,246
Eidos Therapeutics, Inc. (A)(C)	1,410	79,425
Eiger BioPharmaceuticals, Inc. (A)	3,130	41,160
Emergent BioSolutions, Inc. (A)	5,835	320,108
Enanta Pharmaceuticals, Inc. (A)	2,202	140,179
Epizyme, Inc. (A)	10,006	165,299
Esperion Therapeutics, Inc. (A)(C)	3,205	164,609
Exelixis, Inc. (A)	80,340	1,336,054
Fate Therapeutics, Inc. (A)	6,760	105,591
FibroGen, Inc. (A)	9,934	420,904
Five Prime Therapeutics, Inc. (A)	5,001	19,604
Flexion Therapeutics, Inc. (A)	4,400	78,012
Forty Seven, Inc. (A)	3,037	38,388
G1 Therapeutics, Inc. (A)(C)	4,383	94,673
Galectin Therapeutics, Inc. (A)(C)	6,017	19,435
Genmab A/S (A)	10,131	2,360,407
Geron Corp. (A)	23,935	34,227
Gilead Sciences, Inc.	174,596	11,739,835
Global Blood Therapeutics, Inc. (A)	7,397	491,901
GlycoMimetics, Inc. (A)	4,658	27,389
Gossamer Bio, Inc. (A)	5,512	140,556
Grifols SA	48,991	1,673,438
Gritstone Oncology, Inc. (A)	3,450	30,050
Halozyme Therapeutics, Inc. (A)	18,362	356,039
Harpoon Therapeutics, Inc. (A)	1,090	20,383
Helixmith Company, Ltd. (A)	4,358	335,935
Heron Therapeutics, Inc. (A)	9,487	242,488
Homology Medicines, Inc. (A)	3,249	51,984
ImmunoGen, Inc. (A)	19,118	69,016
Immunomedics, Inc. (A)	22,361	419,940
Incyte Corp. (A)	24,609	2,317,183
Inovio Pharmaceuticals, Inc. (A)(C)	12,668	31,923
Insmed, Inc. (A)	11,420	263,231
Intellia Therapeutics, Inc. (A)(C)	5,080	88,036
Intercept Pharmaceuticals, Inc. (A)	3,225	349,493
Intrexon Corp. (A)(C)	9,373	52,208
Invitae Corp. (A)(C)	11,099	220,870
Iovance Biotherapeutics, Inc. (A)	14,656	334,596
Ironwood Pharmaceuticals, Inc. (A)	19,790	237,876
Kadmon Holdings, Inc. (A)	17,105	75,604
KalVista Pharmaceuticals, Inc. (A)	1,652	23,921
Karuna Therapeutics, Inc. (A)	609	43,775
Karyopharm Therapeutics, Inc. (A)	7,585	132,889
Kindred Biosciences, Inc. (A)	4,948	38,941
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,986	21,151
Kodiak Sciences, Inc. (A)(C)	3,036	89,866
Krystal Biotech, Inc. (A)	1,353	76,458
Kura Oncology, Inc. (A)	4,447	70,885
Lexicon Pharmaceuticals, Inc. (A)(C)	5,893	20,802
Ligand Pharmaceuticals, Inc. (A)	7,410	837,330
Lineage Cell Therapeutics, Inc. (A)	17,302	15,572
MacroGenics, Inc. (A)	6,201	58,723
Madrigal Pharmaceuticals, Inc. (A)(C)	1,011	111,908
Magenta Therapeutics, Inc. (A)	2,555	33,828
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
MannKind Corp. (A)(C)	25,913	$31,873
MediciNova, Inc. (A)(C)	5,698	40,570
Medy-Tox, Inc.	998	255,750
MEI Pharma, Inc. (A)	10,287	20,163
MeiraGTx Holdings PLC (A)	2,229	42,953
Mersana Therapeutics, Inc. (A)	5,492	21,144
Minerva Neurosciences, Inc. (A)	3,985	24,906
Mirati Therapeutics, Inc. (A)	3,476	350,277
Molecular Templates, Inc. (A)	2,201	28,679
Momenta Pharmaceuticals, Inc. (A)	12,709	213,511
Myriad Genetics, Inc. (A)	8,976	231,042
Natera, Inc. (A)	7,160	261,268
NextCure, Inc. (A)	415	19,841
OPKO Health, Inc. (A)(C)	46,282	73,588
Palatin Technologies, Inc. (A)	27,913	23,028
PDL BioPharma, Inc. (A)	14,701	45,573
PeptiDream, Inc. (A)	16,700	768,318
Pfenex, Inc. (A)	3,830	39,755
Pieris Pharmaceuticals, Inc. (A)	6,022	24,510
Portola Pharmaceuticals, Inc. (A)	9,582	273,566
Precision BioSciences, Inc. (A)	1,307	23,225
Prevail Therapeutics, Inc. (A)	1,104	15,887
Principia Biopharma, Inc. (A)	1,731	62,022
Progenics Pharmaceuticals, Inc. (A)(C)	11,444	59,738
Protagonist Therapeutics, Inc. (A)	2,422	21,071
Prothena Corp. PLC (A)	5,345	68,523
PTC Therapeutics, Inc. (A)	7,323	343,888
Puma Biotechnology, Inc. (A)	4,116	39,061
Ra Pharmaceuticals, Inc. (A)	4,454	208,135
Radius Health, Inc. (A)	5,788	129,651
Recro Pharma, Inc. (A)	2,457	40,639
Regeneron Pharmaceuticals, Inc. (A)	11,016	4,064,904
REGENXBIO, Inc. (A)	4,288	179,496
Repligen Corp. (A)	18,902	1,677,553
Replimune Group, Inc. (A)	1,649	22,921
Retrophin, Inc. (A)	5,444	75,508
Rhythm Pharmaceuticals, Inc. (A)(C)	2,975	66,789
Rigel Pharmaceuticals, Inc. (A)	22,148	49,612
Rocket Pharmaceuticals, Inc. (A)(C)	3,811	67,035
Rubius Therapeutics, Inc. (A)(C)	4,775	36,768
Sangamo Therapeutics, Inc. (A)	14,834	160,207
Scholar Rock Holding Corp. (A)	2,523	21,471
Seres Therapeutics, Inc. (A)	4,941	19,517
SillaJen, Inc. (A)	13,663	168,270
Sorrento Therapeutics, Inc. (A)(C)	16,491	48,154
Spark Therapeutics, Inc. (A)(C)	4,384	487,238
Spectrum Pharmaceuticals, Inc. (A)	14,446	129,725
Spero Therapeutics, Inc. (A)	1,678	20,069
Stemline Therapeutics, Inc. (A)	5,865	62,697
Stoke Therapeutics, Inc. (A)	1,222	29,939
Sutro Biopharma, Inc. (A)	1,486	16,465
Syndax Pharmaceuticals, Inc. (A)	2,661	19,399
Synthorx, Inc. (A)	1,261	22,572
Syros Pharmaceuticals, Inc. (A)	4,826	24,613
TaiMed Biologics, Inc. (A)	23,000	102,900
TCR2 Therapeutics, Inc. (A)	1,558	26,408
TG Therapeutics, Inc. (A)(C)	10,695	87,592
The Medicines Company (A)(C)	9,634	811,183
Translate Bio, Inc. (A)	3,770	37,889
Turning Point Therapeutics, Inc. (A)	855	48,068
Twist Bioscience Corp. (A)	2,779	66,224
Ultragenyx Pharmaceutical, Inc. (A)	7,012	278,026
United Therapeutics Corp. (A)	11,630	1,072,984
UNITY Biotechnology, Inc. (A)	3,620	27,946
UroGen Pharma, Ltd. (A)	2,491	78,815

92

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vanda Pharmaceuticals, Inc. (A)	6,740	$112,760
Veracyte, Inc. (A)	6,021	172,923
Vericel Corp. (A)	5,671	105,821
Vertex Pharmaceuticals, Inc. (A)	35,435	7,857,711
Viking Therapeutics, Inc. (A)(C)	8,407	61,539
Voyager Therapeutics, Inc. (A)	3,083	42,052
X4 Pharmaceuticals, Inc. (A)	1,657	17,614
XBiotech, Inc. (A)(C)	2,467	28,346
Xencor, Inc. (A)	6,067	239,040
Y-mAbs Therapeutics, Inc. (A)	2,641	89,134
ZIOPHARM Oncology, Inc. (A)(C)	20,683	107,758
		113,251,633
Health care equipment and supplies – 2.7%
Abbott Laboratories	268,336	22,929,311
ABIOMED, Inc. (A)	6,889	1,351,484
Accuray, Inc. (A)	11,478	35,352
Alcon, Inc. (A)	65,628	3,625,188
Align Technology, Inc. (A)	11,035	3,060,447
Alphatec Holdings, Inc. (A)	4,820	33,981
AngioDynamics, Inc. (A)	4,769	73,300
Antares Pharma, Inc. (A)	20,811	98,436
Apyx Medical Corp. (A)	4,290	34,234
Asahi Intecc Company, Ltd.	35,000	1,020,726
AtriCure, Inc. (A)	4,744	141,134
Atrion Corp.	179	126,141
Avanos Medical, Inc. (A)	18,708	648,419
Axogen, Inc. (A)	4,426	76,703
Axonics Modulation Technologies, Inc. (A)	1,977	48,219
Baxter International, Inc.	77,516	6,353,987
Becton, Dickinson and Company	40,986	10,594,881
BioLife Solutions, Inc. (A)(C)	921	15,427
BioMerieux	8,367	756,476
BioSig Technologies, Inc. (A)	2,251	15,284
Boston Scientific Corp. (A)	211,489	9,146,899
Cantel Medical Corp.	9,748	749,621
Cardiovascular Systems, Inc. (A)	4,369	199,052
Carl Zeiss Meditec AG, Bearer Shares	6,761	826,159
Cerus Corp. (A)	17,927	77,803
Cochlear, Ltd.	2,967	470,166
Coloplast A/S, B Shares	18,458	2,180,736
Conformis, Inc. (A)	8,995	16,731
CONMED Corp.	3,455	391,348
CryoLife, Inc. (A)	4,680	115,736
CryoPort, Inc. (A)	3,998	62,969
Cutera, Inc. (A)	1,790	68,557
CytoSorbents Corp. (A)(C)	4,400	17,556
Danaher Corp.	96,934	14,150,425
Demant A/S (A)	17,001	520,200
DENTSPLY SIRONA, Inc.	34,037	1,924,452
Edwards Lifesciences Corp. (A)	31,575	7,733,981
Fisher & Paykel Healthcare Corp., Ltd.	55,073	783,257
GenMark Diagnostics, Inc. (A)	7,384	41,203
Glaukos Corp. (A)	4,957	317,900
Globus Medical, Inc., Class A (A)	29,991	1,677,996
Haemonetics Corp. (A)	19,980	2,409,588
Hartalega Holdings BHD	50,700	63,743
Heska Corp. (A)	877	83,754
Hill-Rom Holdings, Inc.	17,721	1,899,868
Hologic, Inc. (A)	40,584	2,082,771
Hoya Corp.	68,500	6,258,424
ICU Medical, Inc. (A)	5,098	955,773
IDEXX Laboratories, Inc. (A)	13,071	3,288,402
Inogen, Inc. (A)	2,347	172,763
Integer Holdings Corp. (A)	4,133	313,488
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Integra LifeSciences Holdings Corp. (A)	18,829	$1,148,381
IntriCon Corp. (A)	1,135	21,361
Intuitive Surgical, Inc. (A)	17,498	10,374,564
Invacare Corp.	4,357	38,037
iRadimed Corp. (A)	637	14,001
iRhythm Technologies, Inc. (A)	3,167	228,309
Koninklijke Philips NV	138,090	6,411,507
Lantheus Holdings, Inc. (A)	4,877	101,929
LeMaitre Vascular, Inc.	2,080	73,986
LivaNova PLC (A)	19,027	1,593,702
Masimo Corp. (A)	13,012	2,017,771
Medtronic PLC	203,700	22,690,143
Meridian Bioscience, Inc.	5,692	52,082
Merit Medical Systems, Inc. (A)	6,885	192,780
Mesa Laboratories, Inc.	479	112,143
Misonix, Inc. (A)	945	19,439
Natus Medical, Inc. (A)	4,305	137,717
Neogen Corp. (A)	6,538	435,235
Nevro Corp. (A)	3,801	424,876
Novocure, Ltd. (A)	11,070	1,020,433
NuVasive, Inc. (A)	20,411	1,474,491
Olympus Corp.	209,224	3,107,305
OraSure Technologies, Inc. (A)	8,100	65,610
Orthofix Medical, Inc. (A)	2,330	105,782
OrthoPediatrics Corp. (A)	1,134	44,612
Penumbra, Inc. (A)	8,490	1,502,051
Pulse Biosciences, Inc. (A)(C)	1,547	22,462
Quidel Corp. (A)	4,522	310,300
ResMed, Inc.	21,813	3,263,225
Rockwell Medical, Inc. (A)	8,917	20,331
RTI Surgical Holdings, Inc. (A)	8,402	15,544
SeaSpine Holdings Corp. (A)	2,237	29,596
Senseonics Holdings, Inc. (A)(C)	17,913	18,630
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	285,200	344,198
Shockwave Medical, Inc. (A)	868	33,991
SI-BONE, Inc. (A)	2,063	36,701
Siemens Healthineers AG (B)	25,141	1,219,202
Sientra, Inc. (A)	5,035	43,100
Silk Road Medical, Inc. (A)	1,487	53,562
Smith & Nephew PLC	89,235	1,991,796
Sonova Holding AG	8,769	2,003,603
STAAR Surgical Company (A)	5,695	209,918
STERIS PLC	22,461	3,394,756
Straumann Holding AG	1,635	1,573,605
Stryker Corp.	48,716	9,979,960
Surmodics, Inc. (A)	1,671	68,578
Sysmex Corp.	30,100	2,087,230
Tactile Systems Technology, Inc. (A)	2,322	149,096
Tandem Diabetes Care, Inc. (A)	7,137	492,667
Teleflex, Inc.	7,019	2,480,093
Terumo Corp.	115,946	4,072,465
The Cooper Companies, Inc.	7,527	2,356,628
Top Glove Corp. BHD	50,600	54,514
TransMedics Group, Inc. (A)	933	17,494
Utah Medical Products, Inc.	454	48,496
Vapotherm, Inc. (A)	2,051	22,684
Varex Imaging Corp. (A)	4,824	144,431
Varian Medical Systems, Inc. (A)	13,825	1,848,817
ViewRay, Inc. (A)	9,043	30,023
West Pharmaceutical Services, Inc.	19,560	2,875,907
Wright Medical Group NV (A)	16,100	479,297
Zimmer Biomet Holdings, Inc.	31,172	4,528,668
Zynex, Inc.	2,028	21,294
		209,791,560

93

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services – 1.9%
Acadia Healthcare Company, Inc. (A)	23,479	$755,085
Addus HomeCare Corp. (A)	1,316	122,664
Alfresa Holdings Corp.	33,800	698,920
Amedisys, Inc. (A)	12,523	2,040,748
American Renal Associates Holdings, Inc. (A)	2,583	24,435
AmerisourceBergen Corp.	23,089	2,029,754
AMN Healthcare Services, Inc. (A)	5,844	347,543
Anthem, Inc.	38,840	11,211,554
Apollo Medical Holdings, Inc. (A)	821	15,000
Bangkok Dusit Medical Services PCL, Foreign Quota Shares	935,712	761,637
Bangkok Dusit Medical Services PCL, NVDR	18,100	14,733
BioTelemetry, Inc. (A)	4,256	197,095
Brookdale Senior Living, Inc. (A)	23,687	169,125
Bumrungrad Hospital PCL, Foreign Quota Shares	19,500	87,432
Bumrungrad Hospital PCL, NVDR	3,100	13,900
Cardinal Health, Inc.	45,265	2,490,933
Catasys, Inc. (A)(C)	1,005	15,477
Celltrion Healthcare Company, Ltd. (A)	11,501	480,538
Centene Corp. (A)	62,796	3,797,274
Chemed Corp.	4,223	1,815,974
Cigna Corp.	57,331	11,461,614
Community Health Systems, Inc. (A)	11,365	36,368
CorVel Corp. (A)	1,139	93,979
Cross Country Healthcare, Inc. (A)	4,656	56,198
CVS Health Corp.	197,449	14,861,986
DaVita, Inc. (A)	13,784	989,278
Diplomat Pharmacy, Inc. (A)	7,878	40,572
Encompass Health Corp.	26,164	1,850,056
Enzo Biochem, Inc. (A)	6,321	16,751
Fresenius Medical Care AG & Company KGaA	36,362	2,662,089
Fresenius SE & Company KGaA	70,377	3,850,069
Genesis Healthcare, Inc. (A)	11,407	19,164
Hanger, Inc. (A)	4,605	120,651
HCA Healthcare, Inc.	40,381	5,599,229
HealthEquity, Inc. (A)	27,566	1,733,626
Henry Schein, Inc. (A)	22,509	1,550,870
Humana, Inc.	20,510	6,998,627
IHH Healthcare BHD	73,109	94,032
Laboratory Corp. of America Holdings (A)	14,833	2,555,578
LHC Group, Inc. (A)	3,823	509,988
Life Healthcare Group Holdings, Ltd.	214,023	360,484
Magellan Health, Inc. (A)	2,800	217,644
McKesson Corp.	28,073	4,060,479
Medipal Holdings Corp.	32,800	704,276
MEDNAX, Inc. (A)	22,336	583,416
Molina Healthcare, Inc. (A)	16,633	2,253,772
National HealthCare Corp.	1,518	129,030
National Research Corp.	1,523	98,249
Netcare, Ltd.	177,625	242,224
NMC Health PLC (C)	9,721	315,293
Notre Dame Intermedica Participacoes SA	18,500	246,407
Option Care Health, Inc. (A)	15,984	49,710
Owens & Minor, Inc.	7,880	52,166
Patterson Companies, Inc.	33,514	652,182
PetIQ, Inc. (A)	2,497	57,431
Quest Diagnostics, Inc.	20,446	2,178,521
R1 RCM, Inc. (A)	13,271	171,063
RadNet, Inc. (A)	5,405	103,560
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Ramsay Health Care, Ltd.	8,261	$408,258
Ryman Healthcare, Ltd.	38,533	373,557
Select Medical Holdings Corp. (A)	14,011	309,783
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	115,500	207,144
Sinopharm Group Company, Ltd., H Shares	167,500	553,210
Sonic Healthcare, Ltd.	23,076	470,665
Surgery Partners, Inc. (A)	3,229	44,496
Suzuken Company, Ltd.	12,900	564,545
Tenet Healthcare Corp. (A)	40,559	1,306,000
The Ensign Group, Inc.	6,431	279,298
The Joint Corp. (A)	1,647	31,540
The Pennant Group, Inc. (A)	3,275	76,701
The Providence Service Corp. (A)	1,482	88,461
Tivity Health, Inc. (A)(C)	6,034	136,670
Triple-S Management Corp., Class B (A)	2,915	55,822
UnitedHealth Group, Inc.	143,882	40,268,255
Universal Health Services, Inc., Class B	12,333	1,720,330
US Physical Therapy, Inc.	1,585	185,223
WellCare Health Plans, Inc. (A)	7,639	2,460,293
		144,206,704
Health care technology – 0.1%
Alibaba Health Information Technology, Ltd. (A)	497,100	562,601
Allscripts Healthcare Solutions, Inc. (A)	65,441	705,454
Castlight Health, Inc., B Shares (A)	14,720	20,461
Cerner Corp.	48,340	3,460,661
Computer Programs & Systems, Inc.	1,624	43,182
Evolent Health, Inc., Class A (A)	9,586	69,115
Health Catalyst, Inc. (A)	1,027	40,803
HealthStream, Inc. (A)	3,317	96,624
HMS Holdings Corp. (A)	11,076	334,495
Inovalon Holdings, Inc., Class A (A)	9,080	163,440
Inspire Medical Systems, Inc. (A)	1,691	119,993
Livongo Health, Inc. (A)(C)	1,843	52,636
M3, Inc.	79,300	2,182,505
NextGen Healthcare, Inc. (A)	6,990	128,756
Omnicell, Inc. (A)	5,283	422,587
OptimizeRx Corp. (A)	1,888	20,202
Phreesia, Inc. (A)	1,285	36,134
Simulations Plus, Inc.	1,485	49,629
Tabula Rasa HealthCare, Inc. (A)(C)	2,488	110,990
Teladoc Health, Inc. (A)(C)	9,098	761,867
Vocera Communications, Inc. (A)(C)	3,979	86,344
		9,468,479
Life sciences tools and services – 0.7%
Accelerate Diagnostics, Inc. (A)(C)	3,518	52,559
Agilent Technologies, Inc.	40,072	3,236,615
Bio-Rad Laboratories, Inc., Class A (A)	5,701	2,105,835
Bio-Techne Corp.	10,096	2,203,452
Cambrex Corp. (A)	4,308	258,351
Charles River Laboratories International, Inc. (A)	12,945	1,880,261
ChromaDex Corp. (A)(C)	5,653	20,577
Codexis, Inc. (A)	6,682	103,838
Eurofins Scientific SE (C)	2,332	1,224,491
Fluidigm Corp. (A)	9,583	24,149
Genscript Biotech Corp. (A)	131,400	317,222
Illumina, Inc. (A)	19,034	6,105,346
IQVIA Holdings, Inc. (A)	23,590	3,443,668
Lonza Group AG (A)	11,812	4,012,639
Luminex Corp.	5,366	113,384
Medpace Holdings, Inc. (A)	3,525	270,262
Mettler-Toledo International, Inc. (A)	3,187	2,292,760

94

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
NanoString Technologies, Inc. (A)	4,244	$114,248
NeoGenomics, Inc. (A)	12,165	313,979
Pacific Biosciences of California, Inc. (A)	18,278	93,949
PerkinElmer, Inc.	14,383	1,336,181
PRA Health Sciences, Inc. (A)	16,655	1,812,231
QIAGEN NV (A)	38,257	1,638,050
Quanterix Corp. (A)	1,664	42,149
Samsung Biologics Company, Ltd. (A)(B)	3,773	1,259,796
Sartorius Stedim Biotech	5,624	892,868
Syneos Health, Inc. (A)	24,400	1,339,804
Thermo Fisher Scientific, Inc.	51,856	16,280,191
Waters Corp. (A)	8,644	1,919,573
WuXi AppTec Company, Ltd., H Shares (B)	21,280	246,977
Wuxi Biologics Cayman, Inc. (A)(B)	78,200	883,642
		55,839,047
Pharmaceuticals – 4.8%
AcelRx Pharmaceuticals, Inc. (A)(C)	11,219	20,867
Aerie Pharmaceuticals, Inc. (A)(C)	5,392	102,394
Akorn, Inc. (A)	12,350	45,078
Allergan PLC	45,140	8,348,192
Amneal Pharmaceuticals, Inc. (A)	12,520	47,075
Amphastar Pharmaceuticals, Inc. (A)	4,663	90,975
ANI Pharmaceuticals, Inc. (A)	1,180	72,712
Arvinas, Inc. (A)(C)	2,401	92,198
Aspen Pharmacare Holdings, Ltd. (A)	60,601	484,824
Astellas Pharma, Inc.	339,400	5,794,495
AstraZeneca PLC	134,295	12,973,937
Aurora Cannabis, Inc. (A)(C)	112,087	280,154
Axsome Therapeutics, Inc. (A)(C)	3,230	127,165
Bausch Health Companies, Inc. (A)	49,855	1,408,236
Bayer AG	157,346	11,883,484
BioDelivery Sciences International, Inc. (A)	10,821	73,799
Bristol-Myers Squibb Company	322,626	18,370,324
Canopy Growth Corp. (A)(C)	32,576	605,757
Cara Therapeutics, Inc. (A)(C)	5,088	132,186
Catalent, Inc. (A)	38,730	2,013,573
Celltrion Pharm, Inc. (A)	3,529	106,150
Chiasma, Inc. (A)	4,828	25,830
China Medical System Holdings, Ltd.	192,500	273,902
China Resources Pharmaceutical Group, Ltd. (B)	218,500	190,870
China Traditional Chinese Medicine Holdings Company, Ltd.	322,400	143,743
Chugai Pharmaceutical Company, Ltd.	40,200	3,511,748
Collegium Pharmaceutical, Inc. (A)	4,174	90,701
Corcept Therapeutics, Inc. (A)	12,287	157,642
Corium International, Inc. (A)(D)	3,584	645
CorMedix, Inc. (A)(C)	3,196	19,591
Cronos Group, Inc. (A)(C)	29,114	199,237
CSPC Pharmaceutical Group, Ltd.	661,100	1,504,563
Cymabay Therapeutics, Inc. (A)	10,358	18,230
Daiichi Sankyo Company, Ltd.	101,900	6,393,789
Dermira, Inc. (A)	6,284	51,152
Eisai Company, Ltd.	45,254	3,355,263
Elanco Animal Health, Inc. (A)(D)	6,772	171
Eli Lilly & Company	116,910	13,719,389
Eloxx Pharmaceuticals, Inc. (A)(C)	3,741	19,528
Endo International PLC (A)	28,932	146,975
Evolus, Inc. (A)(C)	1,966	27,504
EyePoint Pharmaceuticals, Inc. (A)	9,572	14,741
GlaxoSmithKline PLC	510,492	11,598,135
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
H Lundbeck A/S	10,759	$412,182
Hanmi Pharm Company, Ltd.	1,462	396,275
Hanmi Science Company, Ltd.	3,006	99,311
Hisamitsu Pharmaceutical Company, Inc.	9,400	461,573
Hutchison China MediTech, Ltd., ADR (A)	8,500	204,935
Hypera SA	19,979	157,238
Innoviva, Inc. (A)	8,142	109,754
Intersect ENT, Inc. (A)	3,986	86,416
Intra-Cellular Therapies, Inc. (A)(C)	5,894	57,231
Ipsen SA	7,660	865,161
Johnson & Johnson	363,173	49,932,656
Kala Pharmaceuticals, Inc. (A)	3,458	14,420
Kalbe Farma Tbk PT	639,210	69,043
Kyowa Kirin Company, Ltd.	43,528	924,566
Lannett Company, Inc. (A)(C)	4,114	36,285
Luye Pharma Group, Ltd. (B)	161,600	118,679
Mallinckrodt PLC (A)(C)	11,195	42,205
Merck & Company, Inc.	352,331	30,716,217
Merck KGaA	21,767	2,540,680
Mitsubishi Tanabe Pharma Corp.	39,800	728,776
Mylan NV (A)	70,988	1,333,155
MyoKardia, Inc. (A)	5,681	370,117
Nektar Therapeutics (A)	46,488	943,242
NGM Biopharmaceuticals, Inc. (A)	981	16,167
Novartis AG	340,738	31,411,232
Novo Nordisk A/S, B Shares	276,743	15,556,324
Ocular Therapeutix, Inc. (A)(C)	5,892	23,509
Odonate Therapeutics, Inc. (A)	1,516	52,120
Omeros Corp. (A)(C)	6,057	89,644
Ono Pharmaceutical Company, Ltd.	68,200	1,530,935
Optinose, Inc. (A)(C)	3,339	31,186
Orion OYJ, Class B	4,065	176,913
Otsuka Holdings Company, Ltd.	70,200	3,064,116
Pacira BioSciences, Inc. (A)	5,200	240,344
Perrigo Company PLC	18,722	959,128
Pfizer, Inc.	761,124	29,318,496
Phibro Animal Health Corp., Class A	2,668	64,726
Prestige Consumer Healthcare, Inc. (A)	19,780	747,091
Reata Pharmaceuticals, Inc., Class A (A)	2,816	549,486
Recordati SpA	22,228	931,801
Revance Therapeutics, Inc. (A)	5,746	102,853
Richter Gedeon Nyrt	21,026	402,637
Roche Holding AG	111,419	34,349,675
Sanofi	228,575	21,307,460
Santen Pharmaceutical Company, Ltd.	64,600	1,210,824
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	73,500	206,543
Shionogi & Company, Ltd.	48,363	2,846,867
SIGA Technologies, Inc. (A)	6,946	34,035
Sihuan Pharmaceutical Holdings Group, Ltd.	546,000	62,060
Sino Biopharmaceutical, Ltd.	978,350	1,262,340
SSY Group, Ltd.	213,300	167,819
Sumitomo Dainippon Pharma Company, Ltd.	28,600	540,309
Supernus Pharmaceuticals, Inc. (A)	6,376	149,071
Taisho Pharmaceutical Holdings Company, Ltd.	6,400	472,722
Takeda Pharmaceutical Company, Ltd.	267,028	10,879,537
Teva Pharmaceutical Industries, Ltd., ADR (A)(C)	150,236	1,565,459
TherapeuticsMD, Inc. (A)	25,319	63,551
Theravance Biopharma, Inc. (A)	5,670	123,379

95

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Tong Ren Tang Technologies Company, Ltd., H Shares	77,300	$66,646
Tricida, Inc. (A)	2,809	112,248
UCB SA	38,204	3,095,162
Verrica Pharmaceuticals, Inc. (A)	1,689	25,453
Vifor Pharma AG	7,222	1,287,974
WaVe Life Sciences, Ltd. (A)	2,926	96,997
Xeris Pharmaceuticals, Inc. (A)	3,526	31,487
Yuhan Corp.	2,040	373,538
Zoetis, Inc.	65,716	7,920,092
Zogenix, Inc. (A)	5,458	260,783
Zynerba Pharmaceuticals, Inc. (A)	3,167	20,047
		368,957,827
		901,515,250
Industrials – 10.7%
Aerospace and defense – 2.0%
AAR Corp.	4,264	190,558
Aerojet Rocketdyne Holdings, Inc. (A)	9,294	410,795
AeroVironment, Inc. (A)	2,744	168,317
Airbus SE	118,620	17,430,575
Arconic, Inc.	56,003	1,733,853
Aselsan Elektronik Sanayi Ve Ticaret AS	23,799	77,186
Astronics Corp. (A)	3,165	92,260
AviChina Industry & Technology Company, Ltd., H Shares	348,300	158,819
Axon Enterprise, Inc. (A)	23,154	1,708,765
BAE Systems PLC	327,716	2,426,887
Bombardier, Inc., Class B (A)	336,035	503,433
CAE, Inc.	42,769	1,152,055
Cubic Corp.	3,975	236,711
Curtiss-Wright Corp.	11,333	1,556,134
Dassault Aviation SA	508	691,228
Ducommun, Inc. (A)	1,386	67,748
Embraer SA	37,108	158,207
General Dynamics Corp.	33,825	6,147,356
Huntington Ingalls Industries, Inc.	5,976	1,503,980
Korea Aerospace Industries, Ltd.	16,663	526,703
Kratos Defense & Security Solutions, Inc. (A)	11,516	207,979
L3Harris Technologies, Inc.	32,280	6,491,185
Leonardo SpA	87,006	1,015,859
Lockheed Martin Corp.	35,928	14,048,926
Maxar Technologies, Inc. (C)	7,755	80,652
Meggitt PLC	79,121	657,489
Mercury Systems, Inc. (A)	21,613	1,583,152
Moog, Inc., Class A	4,089	351,122
MTU Aero Engines AG	8,765	2,372,805
National Presto Industries, Inc.	647	57,570
Northrop Grumman Corp.	22,749	8,002,416
Park Aerospace Corp.	2,451	39,976
Parsons Corp. (A)	2,452	98,154
Raytheon Company	40,263	8,753,981
Rolls-Royce Holdings PLC (A)	175,287	1,610,693
Safran SA	66,529	10,877,394
Singapore Technologies Engineering, Ltd.	236,400	714,143
Teledyne Technologies, Inc. (A)	9,649	3,299,862
Textron, Inc.	33,270	1,538,405
Thales SA	21,605	2,116,438
The Boeing Company	77,285	28,300,221
TransDigm Group, Inc.	7,176	4,069,510
Triumph Group, Inc.	6,363	176,319
United Technologies Corp.	117,269	17,395,683
Vectrus, Inc. (A)	1,437	73,201
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Wesco Aircraft Holdings, Inc. (A)	6,727	$73,728
		150,948,433
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	7,492	184,378
Atlas Air Worldwide Holdings, Inc. (A)	2,965	77,357
Bollore SA	177,034	756,693
C.H. Robinson Worldwide, Inc.	10,500	806,925
Deutsche Post AG	166,950	6,224,079
DSV Panalpina A/S	34,057	3,708,306
Echo Global Logistics, Inc. (A)	3,496	70,025
Expeditors International of Washington, Inc.	13,242	989,972
FedEx Corp.	18,615	2,979,331
Forward Air Corp.	3,609	252,738
Hub Group, Inc., Class A (A)	4,142	211,532
Hyundai Glovis Company, Ltd.	4,301	548,586
Radiant Logistics, Inc. (A)	5,370	28,730
SG Holdings Company, Ltd.	25,600	614,646
Sinotrans, Ltd., H Shares	287,200	89,479
United Parcel Service, Inc., Class B	54,165	6,485,175
XPO Logistics, Inc. (A)	24,449	2,021,688
Yamato Holdings Company, Ltd.	55,300	946,769
ZTO Express Cayman, Inc., ADR	45,000	957,600
		27,954,009
Airlines – 0.2%
Air Canada (A)	21,477	806,822
Air China, Ltd., H Shares	258,966	235,615
AirAsia Group BHD	66,746	27,025
Alaska Air Group, Inc. (C)	9,561	659,805
Allegiant Travel Company	1,648	279,715
American Airlines Group, Inc.	30,738	883,410
ANA Holdings, Inc.	20,400	695,050
China Airlines, Ltd.	311,000	91,829
China Eastern Airlines Corp., Ltd., H Shares (A)	262,400	133,243
China Southern Airlines Company, Ltd., H Shares (C)	240,900	150,570
Delta Air Lines, Inc.	44,884	2,572,302
Deutsche Lufthansa AG	40,442	766,970
easyJet PLC	16,277	280,633
Eva Airways Corp.	302,066	138,584
Hawaiian Holdings, Inc.	6,003	181,831
Japan Airlines Company, Ltd.	20,600	640,370
JetBlue Airways Corp. (A)	78,579	1,514,217
Korean Air Lines Company, Ltd.	10,886	228,580
Latam Airlines Group SA	19,571	206,436
Mesa Air Group, Inc. (A)	2,958	21,505
Singapore Airlines, Ltd.	82,640	555,582
SkyWest, Inc.	6,364	398,641
Southwest Airlines Company	37,522	2,162,768
Spirit Airlines, Inc. (A)	8,724	340,847
Turk Hava Yollari AO (A)	37,345	88,568
United Airlines Holdings, Inc. (A)	17,138	1,590,406
		15,651,324
Building products – 0.5%
AAON, Inc.	5,221	257,761
Advanced Drainage Systems, Inc.	4,634	176,833
AGC, Inc.	32,784	1,198,840
Allegion PLC	12,887	1,546,827
American Woodmark Corp. (A)	2,156	221,852
AO Smith Corp.	19,094	924,150
Apogee Enterprises, Inc.	3,353	128,219
Assa Abloy AB, B Shares	176,414	4,189,127
Builders FirstSource, Inc. (A)	14,543	369,538

96

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Caesarstone, Ltd.	3,117	$48,812
Cie de Saint-Gobain	100,141	4,054,535
Continental Building Products, Inc. (A)	4,452	163,789
Cornerstone Building Brands, Inc. (A)	6,119	42,221
CSW Industrials, Inc.	1,868	137,914
Daikin Industries, Ltd.	44,800	6,453,939
Fortune Brands Home & Security, Inc.	19,305	1,221,234
Geberit AG	5,840	3,135,451
Gibraltar Industries, Inc. (A)	4,130	215,669
Griffon Corp.	4,674	99,182
Insteel Industries, Inc.	2,495	58,208
JELD-WEN Holding, Inc. (A)	8,698	197,880
Johnson Controls International PLC	109,815	4,703,376
KCC Corp.	1,343	247,087
Kingspan Group PLC	23,127	1,245,436
Lennox International, Inc.	9,347	2,391,430
LIXIL Group Corp.	47,800	808,100
Masco Corp.	39,947	1,859,533
Masonite International Corp. (A)	3,191	229,114
Owens Corning	28,855	1,935,016
Patrick Industries, Inc. (A)	2,903	143,757
PGT Innovations, Inc. (A)	7,357	105,794
Quanex Building Products Corp.	4,295	83,581
Resideo Technologies, Inc. (A)	32,565	318,486
Simpson Manufacturing Company, Inc.	5,672	460,566
TOTO, Ltd.	25,400	1,112,396
Trex Company, Inc. (A)	22,967	1,976,540
Universal Forest Products, Inc.	7,592	376,563
		42,838,756
Commercial services and supplies – 0.6%
ABM Industries, Inc.	8,457	321,281
ACCO Brands Corp.	12,284	112,399
Advanced Disposal Services, Inc. (A)	9,186	302,679
Brady Corp., Class A	6,037	344,109
Brambles, Ltd.	82,148	698,323
BrightView Holdings, Inc. (A)	4,049	64,946
Casella Waste Systems, Inc., Class A (A)	5,683	265,453
CECO Environmental Corp. (A)	4,103	32,291
China Everbright International, Ltd.	515,500	389,908
Cimpress NV (A)(C)	2,762	353,923
Cintas Corp.	12,098	3,109,912
Clean Harbors, Inc. (A)	13,631	1,126,602
Copart, Inc. (A)	29,383	2,615,087
Country Garden Services Holdings Company, Ltd.	169,400	548,109
Covanta Holding Corp.	15,114	222,327
Dai Nippon Printing Company, Ltd.	43,600	1,167,106
Deluxe Corp.	16,896	863,048
Edenred	48,532	2,409,242
Ennis, Inc.	3,409	70,362
G4S PLC	158,170	427,553
Greentown Service Group Company, Ltd.	157,000	172,021
Healthcare Services Group, Inc.	29,210	734,632
Heritage-Crystal Clean, Inc. (A)	1,969	60,901
Herman Miller, Inc.	23,171	1,107,110
HNI Corp.	16,858	662,351
Interface, Inc.	7,477	125,539
ISS A/S	24,168	554,712
KAR Auction Services, Inc.	35,402	747,690
Kimball International, Inc., Class B	4,678	100,016
Knoll, Inc.	6,289	173,325
Matthews International Corp., Class A	3,981	152,671
McGrath RentCorp	3,085	226,254
Mobile Mini, Inc.	5,733	217,625
MSA Safety, Inc.	13,927	1,725,973
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Park24 Company, Ltd.	20,700	$501,212
PICO Holdings, Inc. (A)	2,771	30,426
Pitney Bowes, Inc. (C)	21,801	102,683
Quad/Graphics, Inc.	4,595	20,632
Rentokil Initial PLC	187,784	1,079,734
Republic Services, Inc.	30,852	2,735,030
Rollins, Inc.	20,522	735,714
RR Donnelley & Sons Company	9,400	37,318
S-1 Corp.	3,852	305,587
Secom Company, Ltd.	37,594	3,192,650
Securitas AB, B Shares	54,659	906,384
Societe BIC SA	5,085	350,154
Sohgo Security Services Company, Ltd.	12,700	660,748
SP Plus Corp. (A)	2,900	127,165
Steelcase, Inc., Class A	11,106	201,241
Stericycle, Inc. (A)	24,168	1,518,234
Team, Inc. (A)(C)	3,879	62,723
Tetra Tech, Inc.	21,439	1,892,849
The Brink's Company	19,611	1,823,823
Toppan Printing Company, Ltd.	50,400	1,003,579
UniFirst Corp.	1,913	394,556
US Ecology, Inc.	3,103	170,634
Viad Corp.	2,543	159,955
VSE Corp.	1,137	46,378
Waste Management, Inc.	56,880	6,422,321
		46,687,210
Construction and engineering – 0.6%
ACS Actividades de Construccion y Servicios SA	43,251	1,681,295
AECOM (A)	41,834	1,812,667
Aegion Corp. (A)	3,979	86,185
Ameresco, Inc., Class A (A)	2,918	47,709
Arcosa, Inc.	6,134	240,514
Argan, Inc.	1,881	68,920
Bouygues SA	45,343	1,852,248
China Communications Construction Company, Ltd., H Shares	624,865	486,261
China Communications Services Corp., Ltd., H Shares	335,200	225,649
China Railway Construction Corp., Ltd., H Shares	275,100	283,978
China Railway Group, Ltd., H Shares	535,200	313,301
China State Construction International Holdings, Ltd.	287,900	227,196
CIMIC Group, Ltd.	5,233	119,340
Comfort Systems USA, Inc.	4,649	237,564
Construction Partners, Inc., Class A (A)	1,657	32,809
Daelim Industrial Company, Ltd.	6,447	490,535
Daewoo Engineering & Construction Company, Ltd. (A)	44,289	167,340
Dycom Industries, Inc. (A)	12,251	637,665
Eiffage SA	15,854	1,730,511
EMCOR Group, Inc.	21,972	1,953,970
Ferrovial SA	80,707	2,394,611
Fluor Corp.	37,113	647,251
Gamuda BHD	62,500	56,251
Granite Construction, Inc.	18,453	475,349
Great Lakes Dredge & Dock Corp. (A)	7,856	83,902
GS Engineering & Construction Corp.	13,917	354,251
HDC Hyundai Development Co-Engineering & Construction, Series E	6,168	144,429
HOCHTIEF AG	4,165	511,520
Hyundai Engineering & Construction Company, Ltd.	17,877	622,042

97

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
IES Holdings, Inc. (A)	1,085	$23,534
IJM Corp. BHD	96,700	48,410
Jacobs Engineering Group, Inc.	24,648	2,269,834
JGC Holdings Corp.	39,700	577,697
Kajima Corp.	81,400	1,074,357
MasTec, Inc. (A)	23,603	1,565,823
Metallurgical Corp. of China, Ltd., H Shares	410,800	85,552
MYR Group, Inc. (A)	2,119	72,809
Northwest Pipe Company (A)	1,232	42,295
NV5 Global, Inc. (A)	1,318	63,383
Obayashi Corp.	117,400	1,245,084
Primoris Services Corp.	5,711	125,756
Quanta Services, Inc.	25,864	1,076,977
Samsung Engineering Company, Ltd. (A)	35,980	574,034
Shimizu Corp.	106,600	1,021,687
Sinopec Engineering Group Company, Ltd., H Shares	198,100	116,052
Skanska AB, B Shares	59,924	1,324,087
SNC-Lavalin Group, Inc.	27,918	511,364
Sterling Construction Company, Inc. (A)	3,396	49,480
Taisei Corp.	36,500	1,433,020
Tutor Perini Corp. (A)	5,152	82,071
Valmont Industries, Inc.	5,738	821,337
Vinci SA	103,690	11,303,439
WillScot Corp. (A)	6,641	117,944
WSP Global, Inc.	17,248	1,121,776
		44,733,065
Electrical equipment – 0.9%
ABB, Ltd.	292,426	6,388,838
Acuity Brands, Inc.	10,582	1,383,914
Allied Motion Technologies, Inc.	930	41,664
American Superconductor Corp. (A)	2,942	24,566
AMETEK, Inc.	32,844	3,251,884
Atkore International Group, Inc. (A)	5,954	248,401
AZZ, Inc.	3,321	126,430
Bloom Energy Corp., Class A (A)(C)	7,319	47,720
Eaton Corp. PLC	60,411	5,588,018
Emerson Electric Company	88,474	6,534,690
Encore Wire Corp.	2,610	152,267
EnerSys	16,707	1,172,330
Fuji Electric Company, Ltd.	22,900	705,393
Generac Holdings, Inc. (A)	7,774	765,739
Hubbell, Inc.	14,431	2,121,646
Legrand SA	54,137	4,274,406
Melrose Industries PLC	500,036	1,483,031
Mitsubishi Electric Corp.	328,718	4,544,250
Nidec Corp.	40,200	5,950,064
nVent Electric PLC	41,266	1,019,683
Plug Power, Inc. (A)(C)	30,396	118,544
Powell Industries, Inc.	1,172	48,743
Preformed Line Products Company	432	31,061
Prysmian SpA	51,739	1,178,143
Regal Beloit Corp.	11,122	909,001
Rockwell Automation, Inc.	16,830	3,295,987
Schneider Electric SE	110,363	10,646,364
Schneider Electric SE (Euronext London Exchange)	1,474	142,350
Shanghai Electric Group Company, Ltd., H Shares	363,436	111,879
Siemens Gamesa Renewable Energy SA	39,481	629,580
Sunrun, Inc. (A)	14,426	200,233
Thermon Group Holdings, Inc. (A)	4,196	110,103
TPI Composites, Inc. (A)(C)	3,766	67,976
Vestas Wind Systems A/S	29,469	2,804,606
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Vicor Corp. (A)	2,293	$94,174
Vivint Solar, Inc. (A)(C)	5,548	40,778
WEG SA	45,198	317,177
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	109,000	121,267
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	76,700	262,017
		66,954,917
Industrial conglomerates – 1.2%
3M Company	83,831	14,231,989
Aboitiz Equity Ventures, Inc.	244,570	235,563
Alfa SAB de CV, Class A	411,500	321,673
Alliance Global Group, Inc.	503,400	109,533
Ayala Corp.	34,835	552,634
Carlisle Companies, Inc.	15,014	2,341,884
CITIC, Ltd.	819,333	1,025,682
CJ Corp.	3,426	267,722
CK Hutchison Holdings, Ltd.	102,472	930,615
DCC PLC	10,017	855,332
DMCI Holdings, Inc.	500,800	64,077
Far Eastern New Century Corp.	439,133	428,198
Fosun International, Ltd.	365,500	492,079
General Electric Company	1,271,736	14,332,465
Grupo Carso SAB de CV, Series A1	62,500	211,968
GT Capital Holdings, Inc.	11,858	208,695
HAP Seng Consolidated BHD	19,400	45,991
Honeywell International, Inc.	104,849	18,720,789
Jardine Matheson Holdings, Ltd.	8,432	473,997
Jardine Strategic Holdings, Ltd.	8,400	266,715
JG Summit Holdings, Inc.	356,050	538,829
Keihan Holdings Company, Ltd.	17,000	831,557
Keppel Corp., Ltd.	220,531	1,083,469
KOC Holding AS	51,627	179,564
LG Corp.	21,837	1,314,438
Lotte Corp.	6,314	190,923
NWS Holdings, Ltd.	59,230	79,472
Raven Industries, Inc.	4,622	158,858
Roper Technologies, Inc.	15,155	5,461,407
Samsung C&T Corp.	19,554	1,639,801
Sembcorp Industries, Ltd.	152,000	243,537
Shanghai Industrial Holdings, Ltd.	67,270	121,167
Siemens AG	129,081	16,633,968
Sime Darby BHD	101,300	54,573
SK Holdings Company, Ltd.	8,051	1,759,162
SM Investments Corp.	29,755	621,118
Smiths Group PLC	40,259	863,870
The Bidvest Group, Ltd.	44,598	617,160
Toshiba Corp.	92,600	3,326,181
Turkiye Sise ve Cam Fabrikalari AS	47,891	41,503
		91,878,158
Machinery – 1.7%
Actuant Corp., Class A	7,122	174,916
AGCO Corp.	16,783	1,311,256
Airtac International Group	17,000	245,510
Alamo Group, Inc.	1,235	141,778
Albany International Corp., Class A	3,899	326,268
Alfa Laval AB	55,425	1,363,581
Alstom SA	38,476	1,677,894
Altra Industrial Motion Corp.	8,241	270,882
Amada Holdings Company, Ltd.	59,900	668,307
ANDRITZ AG	11,868	462,633
Astec Industries, Inc.	2,928	109,683
Atlas Copco AB, A Shares	118,170	4,330,027
Atlas Copco AB, B Shares	68,976	2,229,970
Barnes Group, Inc.	6,007	355,554

98

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Blue Bird Corp. (A)	1,939	$39,459
Briggs & Stratton Corp.	5,548	29,682
Caterpillar, Inc.	42,578	6,162,314
Chart Industries, Inc. (A)	4,594	253,589
China Conch Venture Holdings, Ltd.	228,900	890,441
CIRCOR International, Inc. (A)	2,480	110,013
CNH Industrial NV	218,574	2,335,884
Colfax Corp. (A)	22,158	746,725
Columbus McKinnon Corp.	2,968	121,925
Commercial Vehicle Group, Inc. (A)	4,128	29,474
Crane Company	13,515	1,122,691
CRRC Corp., Ltd., H Shares	611,700	402,373
Cummins, Inc.	11,942	2,183,714
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	8,601	192,539
Daifuku Company, Ltd.	18,300	1,065,885
Deere & Company	23,830	4,004,632
Donaldson Company, Inc.	33,824	1,896,850
Doosan Bobcat, Inc.	11,498	304,918
Douglas Dynamics, Inc.	2,884	156,053
Dover Corp.	11,007	1,227,060
Energy Recovery, Inc. (A)	4,707	40,998
EnPro Industries, Inc.	2,617	173,743
Epiroc AB, A Shares	114,867	1,341,026
Epiroc AB, B Shares	69,987	786,740
ESCO Technologies, Inc.	3,237	285,083
Evoqua Water Technologies Corp. (A)	9,631	182,411
FANUC Corp.	34,800	6,644,802
Federal Signal Corp.	7,600	250,344
Flowserve Corp.	9,927	483,445
Fortive Corp.	22,346	1,612,711
Franklin Electric Company, Inc.	5,894	326,940
GEA Group AG	25,872	830,623
Graco, Inc.	44,242	2,137,331
Graham Corp.	1,326	28,164
Haitian International Holdings, Ltd.	90,200	201,587
Harsco Corp. (A)	10,191	226,750
Helios Technologies, Inc.	3,785	169,492
Hillenbrand, Inc.	9,336	295,189
Hino Motors, Ltd.	52,000	509,097
Hitachi Construction Machinery Company, Ltd.	19,600	517,270
Hiwin Technologies Corp.	32,169	274,540
Hoshizaki Corp.	9,700	848,763
Hurco Companies, Inc.	895	32,023
Hyster-Yale Materials Handling, Inc.	1,320	78,184
Hyundai Heavy Industries Holdings Company, Ltd.	2,248	660,060
IDEX Corp.	5,740	934,128
IHI Corp.	26,600	621,120
Illinois Tool Works, Inc.	22,278	3,883,724
Ingersoll-Rand PLC	18,283	2,397,084
ITT, Inc.	23,340	1,628,665
John Bean Technologies Corp.	3,973	435,242
JTEKT Corp.	37,500	466,497
Kadant, Inc.	1,384	134,802
Kawasaki Heavy Industries, Ltd.	25,600	575,454
Kennametal, Inc.	32,333	1,126,158
KION Group AG	10,975	726,218
Knorr-Bremse AG	8,113	788,520
Komatsu, Ltd.	166,400	3,911,593
Kone OYJ, B Shares	13,454	842,278
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	8,887	905,112
Kubota Corp.	188,500	2,910,409
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Kurita Water Industries, Ltd.	17,689	$494,997
LB Foster Company, Class A (A)	1,318	24,963
Lincoln Electric Holdings, Inc.	16,386	1,511,772
Lindsay Corp. (C)	1,370	123,601
Luxfer Holdings PLC	3,400	59,398
Lydall, Inc. (A)	2,230	41,523
Makita Corp.	40,300	1,334,290
Meritor, Inc. (A)	10,096	254,924
Metso OYJ	4,259	163,301
Miller Industries, Inc.	1,407	51,567
MINEBEA MITSUMI, Inc.	65,500	1,270,942
MISUMI Group, Inc.	51,100	1,267,245
Mitsubishi Heavy Industries, Ltd.	57,540	2,203,255
Mueller Industries, Inc.	7,099	222,838
Mueller Water Products, Inc., Class A	19,969	225,250
Nabtesco Corp.	20,400	627,124
Navistar International Corp. (A)	6,346	207,197
NGK Insulators, Ltd.	47,200	778,344
NN, Inc.	5,666	49,351
Nordson Corp.	13,571	2,250,479
NSK, Ltd.	64,900	627,898
Omega Flex, Inc.	355	34,013
Oshkosh Corp.	18,140	1,640,944
PACCAR, Inc.	26,214	2,133,033
Parker-Hannifin Corp.	9,721	1,932,438
Park-Ohio Holdings Corp.	1,160	36,691
Pentair PLC	12,718	564,043
Proto Labs, Inc. (A)	3,439	333,205
RBC Bearings, Inc. (A)	3,078	510,579
REV Group, Inc.	3,509	45,617
Rexnord Corp. (A)	13,366	422,232
Samsung Heavy Industries Company, Ltd. (A)	100,675	594,500
Sandvik AB	199,119	3,621,064
Schindler Holding AG	3,173	758,623
Schindler Holding AG, Participation Certificates	6,456	1,608,848
Sinotruk Hong Kong, Ltd.	98,100	165,651
SKF AB, B Shares	67,285	1,285,085
SMC Corp.	10,296	4,671,807
Snap-on, Inc.	4,178	670,402
Spartan Motors, Inc.	4,333	76,911
Spirax-Sarco Engineering PLC	7,508	865,427
SPX Corp. (A)	5,551	265,227
SPX FLOW, Inc. (A)	5,349	253,543
Standex International Corp.	1,595	123,102
Stanley Black & Decker, Inc.	11,484	1,811,486
Sumitomo Heavy Industries, Ltd.	20,100	575,237
Techtronic Industries Company, Ltd.	52,500	394,583
Tennant Company	2,286	170,216
Terex Corp.	25,471	714,971
The Eastern Company	728	20,005
The Gorman-Rupp Company	2,261	83,680
The Greenbrier Companies, Inc.	4,117	115,852
The Manitowoc Company, Inc. (A)	4,614	73,824
The Timken Company	18,152	954,614
The Toro Company	28,274	2,210,461
The Weir Group PLC	26,841	483,651
THK Company, Ltd.	21,900	615,922
Titan International, Inc.	7,197	21,087
TriMas Corp. (A)	5,794	179,498
Trinity Industries, Inc.	27,133	570,878
Twin Disc, Inc. (A)	1,619	16,481
Volvo AB, B Shares	262,313	4,055,349
Wabash National Corp.	6,853	107,935

99

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Wabtec Corp.	13,783	$1,082,930
Wartsila OYJ ABP	17,770	178,874
Watts Water Technologies, Inc., Class A	3,481	337,518
Weichai Power Company, Ltd., H Shares	272,980	466,498
Welbilt, Inc. (A)	16,542	276,086
Woodward, Inc.	14,927	1,743,324
Xylem, Inc.	13,625	1,056,074
Yangzijiang Shipbuilding Holdings, Ltd.	373,500	281,233
		133,170,311
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	595	772,545
A.P. Moller - Maersk A/S, Series B	1,017	1,421,396
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	360,300	132,995
Costamare, Inc.	6,231	51,281
Eagle Bulk Shipping, Inc. (A)	6,079	28,997
Evergreen Marine Corp. Taiwan, Ltd. (A)	313,748	127,504
Genco Shipping & Trading, Ltd.	2,094	21,987
Kirby Corp. (A)	15,888	1,340,471
Kuehne + Nagel International AG	8,508	1,382,828
Matson, Inc.	5,452	205,758
MISC BHD	41,300	80,622
Mitsui OSK Lines, Ltd.	20,800	545,804
Nippon Yusen KK	27,300	468,888
Pan Ocean Company, Ltd. (A)	61,962	220,726
Scorpio Bulkers, Inc.	7,247	44,352
		6,846,154
Professional services – 0.7%
51job, Inc., ADR (A)	3,500	275,170
Acacia Research Corp. (A)	7,621	22,634
Adecco Group AG	25,060	1,551,222
ASGN, Inc. (A)	20,545	1,376,720
Barrett Business Services, Inc.	914	80,761
BG Staffing, Inc.	1,286	27,778
Bureau Veritas SA	58,003	1,518,626
CBIZ, Inc. (A)	6,517	175,047
CRA International, Inc.	1,015	52,039
Equifax, Inc.	17,617	2,460,038
Experian PLC	92,941	3,082,959
Exponent, Inc.	6,576	417,905
Forrester Research, Inc.	1,408	56,221
Franklin Covey Company (A)	1,253	46,248
FTI Consulting, Inc. (A)	14,671	1,598,992
GP Strategies Corp. (A)	1,739	22,085
Heidrick & Struggles International, Inc.	2,454	76,123
Huron Consulting Group, Inc. (A)	2,845	190,757
ICF International, Inc.	2,315	207,725
IHS Markit, Ltd. (A)	58,455	4,246,756
InnerWorkings, Inc. (A)	6,234	29,362
Insperity, Inc.	15,184	1,180,860
Intertek Group PLC	16,404	1,168,815
Kelly Services, Inc., Class A	4,226	92,592
Kforce, Inc.	2,754	108,838
Korn Ferry	7,192	282,502
ManpowerGroup, Inc.	15,871	1,470,289
Mistras Group, Inc. (A)	2,608	34,530
Nielsen Holdings PLC	51,835	1,013,374
Persol Holdings Company, Ltd.	32,100	590,954
Randstad NV	17,929	1,043,811
Recruit Holdings Company, Ltd.	243,900	8,840,973
RELX PLC	199,380	4,826,741
Resources Connection, Inc.	3,959	61,167
Robert Half International, Inc.	17,133	997,141
SEEK, Ltd.	17,082	268,339
SGS SA	839	2,183,997
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Teleperformance	11,879	$2,814,267
Thomson Reuters Corp.	32,350	2,281,767
TriNet Group, Inc. (A)	5,703	312,239
TrueBlue, Inc. (A)	5,049	117,692
Upwork, Inc. (A)	7,373	85,895
Verisk Analytics, Inc.	23,829	3,514,301
Willdan Group, Inc. (A)	1,337	38,118
Wolters Kluwer NV	41,645	2,991,044
		53,835,414
Road and rail – 1.0%
ArcBest Corp.	3,331	95,866
Aurizon Holdings, Ltd.	101,798	398,320
Avis Budget Group, Inc. (A)	23,070	686,333
BTS Group Holdings PCL, Foreign Quota Shares	637,200	288,956
BTS Group Holdings PCL, NVDR	24,100	10,929
Canadian National Railway Company	113,113	10,302,199
Canadian Pacific Railway, Ltd.	22,031	5,247,601
Central Japan Railway Company	25,888	5,231,515
CJ Logistics Corp. (A)	2,088	278,758
ComfortDelGro Corp., Ltd.	326,800	561,910
Covenant Transportation Group, Inc., Class A (A)	1,836	24,657
CSX Corp.	61,909	4,428,970
Daseke, Inc. (A)	6,697	19,756
East Japan Railway Company	54,800	5,043,177
Genesee & Wyoming, Inc., Class A (A)	15,015	1,673,422
Hankyu Hanshin Holdings, Inc.	40,900	1,758,163
Heartland Express, Inc.	5,908	126,490
Hertz Global Holdings, Inc. (A)	12,958	200,849
J.B. Hunt Transport Services, Inc.	6,625	765,983
Kansas City Southern	7,802	1,189,181
Keikyu Corp.	39,100	805,039
Keio Corp.	18,320	1,175,986
Keisei Electric Railway Company, Ltd.	22,935	946,237
Kintetsu Group Holdings Company, Ltd.	30,400	1,720,510
Knight-Swift Transportation Holdings, Inc. (C)	32,562	1,204,468
Kyushu Railway Company	28,500	971,070
Landstar System, Inc.	10,511	1,171,031
Localiza Rent a Car SA	30,996	324,844
Marten Transport, Ltd.	5,115	108,080
MTR Corp., Ltd.	57,868	324,718
Nagoya Railroad Company, Ltd.	32,900	1,049,056
Nippon Express Company, Ltd.	14,080	893,608
Norfolk Southern Corp.	20,431	3,953,399
Odakyu Electric Railway Company, Ltd.	52,300	1,286,755
Old Dominion Freight Line, Inc.	16,976	3,252,432
Rumo SA (A)	58,400	334,644
Ryder System, Inc.	14,146	742,524
Saia, Inc. (A)	3,305	313,645
Seibu Holdings, Inc.	35,300	622,677
Tobu Railway Company, Ltd.	33,900	1,241,656
Tokyu Corp.	89,293	1,763,077
Union Pacific Corp.	54,645	9,616,974
Universal Logistics Holdings, Inc.	1,150	22,931
Werner Enterprises, Inc.	17,479	642,528
West Japan Railway Company	29,200	2,572,844
YRC Worldwide, Inc. (A)	4,897	17,091
		75,410,859
Trading companies and distributors – 0.6%
AerCap Holdings NV (A)	18,900	1,168,209
Aircastle, Ltd.	6,641	212,446
Applied Industrial Technologies, Inc.	4,893	312,418
Ashtead Group PLC	48,072	1,459,414

100

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Beacon Roofing Supply, Inc. (A)	8,692	$257,718
BMC Stock Holdings, Inc. (A)	8,499	251,655
BOC Aviation, Ltd. (B)	28,900	272,970
Brenntag AG	25,988	1,384,972
Bunzl PLC	34,094	935,649
CAI International, Inc. (A)	2,126	51,237
DXP Enterprises, Inc. (A)	2,123	81,799
EVI Industries, Inc. (C)	628	19,198
Fastenal Company	76,702	2,724,455
Ferguson PLC	23,755	2,068,298
Foundation Building Materials, Inc. (A)	1,903	38,897
GATX Corp.	13,989	1,130,731
General Finance Corp. (A)	1,770	19,134
GMS, Inc. (A)	4,058	125,636
H&E Equipment Services, Inc.	4,095	135,135
Herc Holdings, Inc. (A)	3,085	144,255
ITOCHU Corp.	242,537	5,295,623
Kaman Corp.	3,522	223,999
Lawson Products, Inc. (A)	558	28,770
Marubeni Corp.	283,200	2,094,329
Mitsubishi Corp.	243,600	6,385,092
Mitsui & Company, Ltd.	298,400	5,292,793
MonotaRO Company, Ltd.	22,600	636,541
MRC Global, Inc. (A)	10,206	136,148
MSC Industrial Direct Company, Inc., Class A	11,937	876,295
NOW, Inc. (A)	42,695	478,611
Posco International Corp.	11,570	178,993
Rush Enterprises, Inc., Class A	3,443	157,758
Rush Enterprises, Inc., Class B	666	30,383
SiteOne Landscape Supply, Inc. (A)	5,204	461,907
Sumitomo Corp.	214,455	3,234,560
Systemax, Inc.	1,567	36,292
Textainer Group Holdings, Ltd. (A)	3,746	34,201
Titan Machinery, Inc. (A)	2,425	32,665
Toyota Tsusho Corp.	38,493	1,346,461
Transcat, Inc. (A)	906	29,708
Triton International, Ltd.	7,049	267,016
United Rentals, Inc. (A)	10,321	1,579,629
Veritiv Corp. (A)	1,715	31,453
W.W. Grainger, Inc.	5,913	1,874,125
Watsco, Inc.	8,650	1,539,441
Willis Lease Finance Corp. (A)	393	23,580
		45,100,599
Transportation infrastructure – 0.2%
Aena SME SA (B)	11,091	2,035,126
Aeroports de Paris	5,974	1,168,362
Airports of Thailand PCL, Foreign Quota Shares	431,500	1,077,808
Atlantia SpA	106,250	2,352,774
Auckland International Airport, Ltd.	93,654	543,125
Bangkok Expressway & Metro PCL, Foreign Quota Shares	742,900	265,452
Bangkok Expressway & Metro PCL, NVDR	18,100	6,467
Beijing Capital International Airport Company, Ltd., H Shares	236,211	223,324
CCR SA	65,315	265,660
China Merchants Port Holdings Company, Ltd.	186,031	289,391
COSCO SHIPPING Ports, Ltd.	237,108	192,887
Fraport AG Frankfurt Airport Services Worldwide	6,920	588,402
Getlink SE	88,455	1,491,941
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure (continued)
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	48,500	$490,340
Grupo Aeroportuario del Sureste SAB de CV, B Shares	28,250	483,725
International Container Terminal Services, Inc.	123,850	301,262
Japan Airport Terminal Company, Ltd.	9,100	473,490
Jasa Marga Persero Tbk PT	61,954	21,678
Jiangsu Expressway Company, Ltd., H Shares	164,055	218,773
Kamigumi Company, Ltd.	19,000	421,455
Malaysia Airports Holdings BHD	33,422	66,387
Promotora y Operadora de Infraestructura SAB de CV	30,750	293,462
SATS, Ltd.	100,400	365,536
Shenzhen International Holdings, Ltd.	132,500	279,943
Sydney Airport	56,247	349,685
Taiwan High Speed Rail Corp.	262,632	309,502
TAV Havalimanlari Holding AS	11,836	55,318
Transurban Group	137,647	1,431,037
Westports Holdings BHD	26,500	26,451
Zhejiang Expressway Company, Ltd., H Shares	198,982	174,057
		16,262,820
		818,272,029
Information technology – 18.0%
Communications equipment – 0.7%
Acacia Communications, Inc. (A)	4,822	321,338
ADTRAN, Inc.	6,214	57,107
Applied Optoelectronics, Inc. (A)(C)	2,588	27,692
Arista Networks, Inc. (A)	9,229	1,800,855
BYD Electronic International Company, Ltd. (C)	95,800	171,314
CalAmp Corp. (A)	4,457	46,754
Calix, Inc. (A)	6,170	47,818
Casa Systems, Inc. (A)	4,626	17,024
Ciena Corp. (A)	41,141	1,561,712
Cisco Systems, Inc.	719,973	32,621,977
Clearfield, Inc. (A)	1,566	21,251
Comtech Telecommunications Corp.	3,007	113,635
Digi International, Inc. (A)	3,670	65,473
Extreme Networks, Inc. (A)	15,046	105,773
F5 Networks, Inc. (A)	10,198	1,485,951
Harmonic, Inc. (A)	11,176	92,314
Infinera Corp. (A)	22,522	143,690
Inseego Corp. (A)(C)	5,939	37,713
InterDigital, Inc.	12,259	696,311
Juniper Networks, Inc.	58,648	1,469,719
KVH Industries, Inc. (A)	2,370	27,137
Lumentum Holdings, Inc. (A)	30,143	2,220,333
Motorola Solutions, Inc.	28,077	4,697,282
NETGEAR, Inc. (A)	3,977	99,862
NetScout Systems, Inc. (A)	27,047	681,584
Nokia OYJ (A)	226,064	799,912
Plantronics, Inc.	12,875	326,253
Ribbon Communications, Inc. (A)	8,414	24,653
Telefonaktiebolaget LM Ericsson, B Shares	540,007	4,866,427
ViaSat, Inc. (A)	15,282	1,123,227
Viavi Solutions, Inc. (A)	29,312	440,266
ZTE Corp., H Shares (A)	106,515	283,570
		56,495,927
Electronic equipment, instruments and components – 1.5%
AAC Technologies Holdings, Inc.	102,600	723,792

101

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Akoustis Technologies, Inc. (A)(C)	3,374	$25,744
Alps Alpine Company, Ltd.	37,500	845,540
Amphenol Corp., Class A	50,445	5,246,280
Anixter International, Inc. (A)	3,885	333,488
Arlo Technologies, Inc. (A)	10,454	36,171
Arrow Electronics, Inc. (A)	22,051	1,756,142
AU Optronics Corp.	1,159,851	334,566
Avnet, Inc.	27,483	1,117,184
AVX Corp.	6,041	122,934
Badger Meter, Inc.	3,644	225,928
Bel Fuse, Inc., Class B	1,421	23,546
Belden, Inc.	15,229	818,406
Benchmark Electronics, Inc.	4,747	163,629
CDW Corp.	24,543	3,314,532
China Railway Signal & Communication Corp., Ltd., H Shares (B)	199,500	107,025
Cognex Corp.	45,264	2,271,348
Coherent, Inc. (A)	6,361	959,620
Corning, Inc.	132,429	3,845,738
CTS Corp.	4,189	114,695
Daktronics, Inc.	4,815	29,660
Delta Electronics, Inc.	265,898	1,219,843
ePlus, Inc. (A)	1,702	142,236
Fabrinet (A)	4,636	280,432
FARO Technologies, Inc. (A)	2,195	106,940
Fitbit, Inc., Class A (A)(C)	28,834	200,685
FLIR Systems, Inc.	22,997	1,231,719
Foxconn Technology Company, Ltd.	125,180	273,252
Halma PLC	38,620	1,050,711
Hamamatsu Photonics KK	25,000	1,014,281
Hexagon AB, B Shares	45,839	2,591,513
Hirose Electric Company, Ltd.	5,830	718,449
Hitachi High-Technologies Corp.	12,400	809,958
Hitachi, Ltd.	174,000	6,852,820
Hon Hai Precision Industry Company, Ltd.	1,702,172	4,935,681
II-VI, Inc. (A)	34,367	1,003,173
Ingenico Group SA	12,180	1,299,980
Innolux Corp.	1,159,300	300,034
Insight Enterprises, Inc. (A)	4,519	296,401
IPG Photonics Corp. (A)	6,045	858,934
Iteris, Inc. (A)	5,330	27,556
Itron, Inc. (A)	4,368	349,789
Jabil, Inc.	36,910	1,433,584
KEMET Corp.	7,267	194,174
Keyence Corp.	32,806	11,232,734
Keysight Technologies, Inc. (A)	31,812	3,404,838
Kimball Electronics, Inc. (A)	3,248	56,970
Kingboard Holdings, Ltd.	92,600	254,914
Kingboard Laminates Holdings, Ltd.	154,500	174,253
Knowles Corp. (A)	10,351	226,687
Kyocera Corp.	57,700	3,931,269
Largan Precision Company, Ltd.	13,590	1,974,896
LG Display Company, Ltd. (A)	53,144	663,621
LG Innotek Company, Ltd.	3,261	337,807
Littelfuse, Inc.	6,521	1,182,975
Methode Electronics, Inc.	4,656	173,250
MTS Systems Corp.	2,283	103,694
Murata Manufacturing Company, Ltd.	103,197	5,986,383
Napco Security Technologies, Inc. (A)	1,497	46,781
National Instruments Corp.	31,482	1,326,022
Nippon Electric Glass Company, Ltd.	14,400	305,570
nLight, Inc. (A)	4,303	85,759
Novanta, Inc. (A)	4,290	399,742
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Omron Corp.	34,667	$2,037,809
OSI Systems, Inc. (A)	2,114	210,322
PAR Technology Corp. (A)	1,444	43,450
PC Connection, Inc.	1,423	70,182
Plexus Corp. (A)	3,690	280,071
Rogers Corp. (A)	2,361	306,977
Samsung Electro-Mechanics Company, Ltd.	12,794	1,204,483
Samsung SDI Company, Ltd.	12,537	2,458,721
Sanmina Corp. (A)	8,640	274,838
ScanSource, Inc. (A)	3,355	118,834
Shimadzu Corp.	39,900	1,202,544
Sunny Optical Technology Group Company, Ltd.	100,750	1,649,356
SYNNEX Corp.	10,837	1,330,892
Synnex Technology International Corp.	177,544	214,410
TDK Corp.	23,300	2,450,414
TE Connectivity, Ltd.	56,972	5,281,874
Tech Data Corp. (A)	14,072	2,038,892
Trimble, Inc. (A)	66,782	2,706,674
TTM Technologies, Inc. (A)	12,726	170,656
Venture Corp., Ltd.	41,700	483,572
Vishay Intertechnology, Inc.	51,990	1,034,081
Vishay Precision Group, Inc. (A)	1,378	47,417
Walsin Technology Corp.	44,000	245,086
WPG Holdings, Ltd.	200,360	249,122
Yageo Corp.	35,726	386,403
Yaskawa Electric Corp.	43,200	1,589,200
Yokogawa Electric Corp.	40,900	749,668
Zebra Technologies Corp., Class A (A)	14,353	3,601,742
Zhen Ding Technology Holding, Ltd.	73,817	325,140
		114,239,108
IT services – 3.9%
Accenture PLC, Class A	109,218	21,970,293
Adyen NV (A)(B)	1,547	1,186,331
Akamai Technologies, Inc. (A)	28,281	2,463,841
Alliance Data Systems Corp.	7,023	750,829
Amadeus IT Group SA	72,178	5,742,837
Atos SE	19,949	1,694,530
Automatic Data Processing, Inc.	74,386	12,703,641
Brightcove, Inc. (A)	4,933	44,101
Broadridge Financial Solutions, Inc.	19,590	2,423,479
CACI International, Inc., Class A (A)	6,599	1,579,273
Capgemini SE	32,240	3,813,789
Carbonite, Inc. (A)(C)	4,276	98,348
Cardtronics PLC, Class A (A)	4,775	201,601
Cass Information Systems, Inc.	1,798	101,533
CGI, Inc. (A)	39,084	3,249,301
Cielo SA	65,424	119,916
Cognizant Technology Solutions Corp., Class A	94,673	6,069,486
Computershare, Ltd.	24,662	295,822
Conduent, Inc. (A)	22,384	151,540
CoreLogic, Inc. (A)	21,254	880,553
CSG Systems International, Inc.	4,196	239,969
DXC Technology Company	44,905	1,676,304
Endurance International Group Holdings, Inc. (A)	9,711	39,330
EVERTEC, Inc.	7,729	250,574
Evo Payments, Inc., Class A (A)	4,517	126,792
ExlService Holdings, Inc. (A)	4,279	298,717
Fidelity National Information Services, Inc.	105,349	14,553,964
Fiserv, Inc. (A)	97,848	11,373,852

102

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
FleetCor Technologies, Inc. (A)	14,839	$4,554,386
Fujitsu, Ltd.	35,300	3,212,069
Gartner, Inc. (A)	15,451	2,479,267
GDS Holdings, Ltd., ADR (A)(C)	8,300	388,606
Global Payments, Inc.	51,432	9,314,335
GMO Payment Gateway, Inc.	7,300	517,952
GTT Communications, Inc. (A)(C)	4,571	40,545
I3 Verticals, Inc., Class A (A)	1,874	51,198
IBM Corp.	151,856	20,417,039
International Money Express, Inc. (A)	1,695	23,035
Itochu Techno-Solutions Corp.	16,900	451,691
Jack Henry & Associates, Inc.	13,199	2,005,456
KBR, Inc.	55,594	1,655,033
Leidos Holdings, Inc.	23,172	2,104,944
Limelight Networks, Inc. (A)	14,887	63,567
LiveRamp Holdings, Inc. (A)	26,495	1,327,135
ManTech International Corp., Class A	3,410	264,548
Mastercard, Inc., Class A	153,037	44,722,003
MAXIMUS, Inc.	24,994	1,865,802
NIC, Inc.	8,388	190,324
Nomura Research Institute, Ltd.	60,900	1,285,512
NTT Data Corp.	112,800	1,538,780
Obic Company, Ltd.	11,600	1,541,013
Otsuka Corp.	18,700	749,780
Paychex, Inc.	54,823	4,721,357
PayPal Holdings, Inc. (A)	201,704	21,786,049
Paysign, Inc. (A)(C)	3,842	39,419
Perficient, Inc. (A)	4,115	173,982
Perspecta, Inc.	54,607	1,506,061
Presidio, Inc.	5,899	97,392
Sabre Corp.	72,587	1,628,126
Samsung SDS Company, Ltd.	7,944	1,317,966
Science Applications International Corp.	20,560	1,754,796
Shopify, Inc., Class A (A)	15,501	5,224,688
StarTek, Inc. (A)	2,404	19,088
Sykes Enterprises, Inc. (A)	4,886	171,694
The Hackett Group, Inc.	3,268	50,098
The Western Union Company	72,663	1,953,181
TravelSky Technology, Ltd., H Shares	128,900	313,822
TTEC Holdings, Inc.	1,819	83,547
Tucows, Inc., Class A (A)(C)	1,217	69,065
Unisys Corp. (A)	6,586	74,949
VeriSign, Inc. (A)	17,856	3,405,853
Verra Mobility Corp. (A)	14,721	220,373
Virtusa Corp. (A)	3,743	167,275
Visa, Inc., Class A	296,035	54,621,418
WEX, Inc. (A)	11,478	2,308,570
Wirecard AG (C)	19,797	2,605,818
Wix.com, Ltd. (A)	6,500	785,785
Worldline SA (A)(B)	20,347	1,316,971
		301,281,909
Semiconductors and semiconductor equipment – 4.1%
Adesto Technologies Corp. (A)(C)	3,607	25,970
Advanced Energy Industries, Inc. (A)	4,856	311,804
Advanced Micro Devices, Inc. (A)	196,004	7,673,557
Advantest Corp.	35,900	1,758,429
Alpha & Omega Semiconductor, Ltd. (A)	2,570	30,557
Ambarella, Inc. (A)	4,023	220,219
Amkor Technology, Inc. (A)	12,576	152,044
Analog Devices, Inc.	66,699	7,533,652
Applied Materials, Inc.	166,791	9,657,199
ASE Technology Holding Company, Ltd.	469,422	1,162,191
ASM Pacific Technology, Ltd.	11,300	147,507
ASML Holding NV	63,362	17,176,457
Axcelis Technologies, Inc. (A)	4,172	89,448
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
AXT, Inc. (A)	5,704	$18,025
Broadcom, Inc.	71,875	22,727,594
Brooks Automation, Inc.	9,054	405,348
Cabot Microelectronics Corp.	3,684	491,482
CEVA, Inc. (A)	2,814	72,939
Cirrus Logic, Inc. (A)	22,833	1,637,126
Cohu, Inc.	5,160	91,538
Cree, Inc. (A)	28,373	1,254,370
Cypress Semiconductor Corp.	97,953	2,296,998
Diodes, Inc. (A)	5,227	241,174
Disco Corp.	4,800	1,037,649
DSP Group, Inc. (A)	2,809	39,804
Enphase Energy, Inc. (A)(C)	11,698	255,835
First Solar, Inc. (A)	20,127	1,111,815
FormFactor, Inc. (A)	9,471	219,159
Globalwafers Company, Ltd.	30,000	325,054
GSI Technology, Inc. (A)	2,103	15,394
Hua Hong Semiconductor, Ltd. (B)	63,100	111,875
Ichor Holdings, Ltd. (A)	2,829	89,255
Impinj, Inc. (A)(C)	1,908	60,216
Infineon Technologies AG	210,864	4,493,853
Inphi Corp. (A)	5,713	397,796
Intel Corp.	799,870	46,432,454
KLA Corp.	28,755	4,711,794
Lam Research Corp.	26,097	6,963,463
Lattice Semiconductor Corp. (A)	15,868	299,747
MACOM Technology Solutions Holdings, Inc. (A)(C)	5,863	144,640
Maxim Integrated Products, Inc.	48,980	2,775,697
MaxLinear, Inc. (A)	8,338	165,676
MediaTek, Inc.	205,752	2,842,592
Microchip Technology, Inc.	42,981	4,063,424
Micron Technology, Inc. (A)	199,300	9,468,743
MKS Instruments, Inc.	14,451	1,535,852
Monolithic Power Systems, Inc.	10,667	1,713,974
Nanya Technology Corp.	167,196	390,391
NeoPhotonics Corp. (A)	4,906	40,229
Novatek Microelectronics Corp.	78,900	578,025
NVE Corp.	646	41,079
NVIDIA Corp.	109,959	23,832,514
NXP Semiconductors NV	42,500	4,912,150
Onto Innovation, Inc. (A)	6,150	206,394
PDF Solutions, Inc. (A)	3,703	58,656
Phison Electronics Corp.	19,884	185,286
Photronics, Inc. (A)	8,306	97,679
Power Integrations, Inc.	3,599	329,273
Powertech Technology, Inc.	99,199	305,868
Qorvo, Inc. (A)	21,267	2,216,234
QUALCOMM, Inc.	206,169	17,225,420
Rambus, Inc. (A)	14,045	183,287
Realtek Semiconductor Corp.	65,584	495,311
Renesas Electronics Corp. (A)	136,900	893,020
Rohm Company, Ltd.	16,800	1,414,242
Semiconductor Manufacturing International Corp. (A)	424,899	541,493
Semtech Corp. (A)	26,047	1,262,238
Silicon Laboratories, Inc. (A)	16,961	1,796,679
SK Hynix, Inc.	124,207	8,547,394
Skyworks Solutions, Inc.	31,002	3,047,497
SMART Global Holdings, Inc. (A)	1,678	51,682
SolarEdge Technologies, Inc. (A)	12,723	1,038,324
STMicroelectronics NV	138,831	3,393,774
SUMCO Corp.	44,900	695,373
SunPower Corp. (A)(C)	7,946	59,516
Synaptics, Inc. (A)	13,013	743,823

103

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Taiwan Semiconductor Manufacturing Company, Ltd.	3,352,915	$33,725,823
Teradyne, Inc.	45,075	2,821,244
Texas Instruments, Inc.	168,572	20,264,040
Tokyo Electron, Ltd.	28,215	5,836,451
Ultra Clean Holdings, Inc. (A)	4,997	111,133
United Microelectronics Corp.	1,554,774	762,239
Universal Display Corp.	11,245	2,184,004
Vanguard International Semiconductor Corp.	120,302	282,106
Veeco Instruments, Inc. (A)	6,168	84,440
Win Semiconductors Corp.	46,000	455,688
Winbond Electronics Corp.	406,000	232,163
Xilinx, Inc.	45,610	4,231,696
Xinyi Solar Holdings, Ltd.	451,000	277,185
Xperi Corp.	6,223	123,153
		310,425,605
Software – 4.2%
8x8, Inc. (A)	11,936	244,927
A10 Networks, Inc. (A)	7,240	48,291
ACI Worldwide, Inc. (A)	45,623	1,710,863
Adobe, Inc. (A)	65,394	20,241,405
Agilysys, Inc. (A)	2,660	67,378
Alarm.com Holdings, Inc. (A)	4,685	204,360
Altair Engineering, Inc., Class A (A)	5,030	166,845
American Software, Inc., Class A	3,732	59,003
ANSYS, Inc. (A)	11,329	2,885,383
Appfolio, Inc., Class A (A)	2,002	226,066
Appian Corp. (A)(C)	3,981	171,501
Autodesk, Inc. (A)	29,581	5,351,203
Avaya Holdings Corp. (A)	14,176	181,028
Benefitfocus, Inc. (A)(C)	3,838	92,035
Blackbaud, Inc.	19,268	1,596,932
BlackBerry, Ltd. (A)	83,223	463,638
Blackline, Inc. (A)	5,463	294,019
Bottomline Technologies DE, Inc. (A)	5,502	272,294
Box, Inc., Class A (A)	18,287	333,555
Cadence Design Systems, Inc. (A)	37,740	2,651,235
CDK Global, Inc.	32,146	1,721,418
Ceridian HCM Holding, Inc. (A)	23,636	1,426,669
ChannelAdvisor Corp. (A)	3,459	32,826
Check Point Software Technologies, Ltd. (A)	16,800	1,980,384
Cision, Ltd. (A)	11,843	117,719
Citrix Systems, Inc.	16,576	1,869,939
Cloudera, Inc. (A)(C)	30,203	298,406
CommVault Systems, Inc. (A)	16,190	819,538
Constellation Software, Inc.	3,180	3,397,163
Cornerstone OnDemand, Inc. (A)	7,252	447,231
CyberArk Software, Ltd. (A)	5,200	637,260
Dassault Systemes SE	26,641	4,196,826
Digimarc Corp. (A)(C)	1,488	48,181
Digital Turbine, Inc. (A)	9,995	88,756
Domo, Inc., Class B (A)	2,237	42,056
Ebix, Inc. (C)	2,963	103,053
eGain Corp. (A)	2,669	20,364
Envestnet, Inc. (A)	6,086	433,384
Everbridge, Inc. (A)	4,236	372,514
Fair Isaac Corp. (A)	7,664	2,818,436
Five9, Inc. (A)	7,615	519,115
ForeScout Technologies, Inc. (A)	5,329	190,938
Fortinet, Inc. (A)	19,119	2,009,598
GTY Technology Holdings, Inc. (A)(C)	5,177	25,523
Instructure, Inc. (A)	4,339	231,008
Intelligent Systems Corp. (A)	825	35,921
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Intuit, Inc.	35,035	$9,070,211
j2 Global, Inc.	18,241	1,769,742
Kingdee International Software Group Company, Ltd.	325,800	322,914
Kingsoft Corp., Ltd. (A)	116,000	256,617
LivePerson, Inc. (A)	7,836	311,011
LogMeIn, Inc.	13,112	1,022,474
Manhattan Associates, Inc. (A)	17,061	1,424,764
Micro Focus International PLC	35,201	515,857
Microsoft Corp.	1,028,578	155,706,138
MicroStrategy, Inc., Class A (A)	1,046	157,245
Mitek Systems, Inc. (A)	4,789	34,146
MobileIron, Inc. (A)	12,617	60,940
Model N, Inc. (A)	4,103	124,813
Nice, Ltd. (A)	8,625	1,306,315
NortonLifeLock, Inc.	76,597	1,907,265
OneSpan, Inc. (A)	4,189	78,125
Open Text Corp.	42,938	1,870,355
Oracle Corp.	296,586	16,650,338
Oracle Corp. Japan	6,800	626,186
Progress Software Corp.	5,666	238,029
PROS Holdings, Inc. (A)	4,196	261,369
PTC, Inc. (A)	27,494	2,106,040
Q2 Holdings, Inc. (A)	5,499	464,281
QAD, Inc., Class A	1,425	72,832
Qualys, Inc. (A)	4,330	378,918
Rapid7, Inc. (A)	6,225	349,036
SailPoint Technologies Holding, Inc. (A)	10,965	274,454
salesforce.com, Inc. (A)	118,142	19,244,150
SAP SE	165,736	22,516,333
ServiceNow, Inc. (A)	25,253	7,147,609
Sharpspring, Inc. (A)	1,472	18,518
ShotSpotter, Inc. (A)	1,048	25,697
SPS Commerce, Inc. (A)	4,460	251,232
SVMK, Inc. (A)	10,984	187,497
Synchronoss Technologies, Inc. (A)	5,340	24,244
Synopsys, Inc. (A)	20,245	2,855,355
Telaria, Inc. (A)	5,479	45,695
Telenav, Inc. (A)	4,524	25,877
Temenos AG (A)	10,299	1,562,566
Tenable Holdings, Inc. (A)	4,792	130,103
Teradata Corp. (A)	30,263	803,785
The Sage Group PLC	109,763	1,068,762
TiVo Corp.	15,858	123,851
Trend Micro, Inc.	22,600	1,221,201
Tyler Technologies, Inc. (A)	10,233	2,969,310
Upland Software, Inc. (A)	2,900	112,259
Varonis Systems, Inc. (A)	3,785	295,646
Verint Systems, Inc. (A)	8,342	405,505
VirnetX Holding Corp. (A)(C)	8,211	28,985
Workiva, Inc. (A)	4,693	203,535
Yext, Inc. (A)	11,912	205,601
Zix Corp. (A)	6,872	51,815
Zuora, Inc., Class A (A)	11,171	178,066
		320,209,799
Technology hardware, storage and peripherals – 3.6%
3D Systems Corp. (A)	14,865	126,204
Acer, Inc.	394,008	231,750
Advantech Company, Ltd.	47,764	468,855
Apple, Inc.	720,438	192,537,056
Asustek Computer, Inc.	96,354	727,621
Avid Technology, Inc. (A)	3,796	29,875
Brother Industries, Ltd.	40,200	798,042
Canon, Inc.	179,596	4,975,091
Catcher Technology Company, Ltd.	89,475	731,599

104

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Chicony Electronics Company, Ltd.	79,224	$229,821
Compal Electronics, Inc.	562,148	346,375
Diebold Nixdorf, Inc. (A)(C)	9,805	71,282
FUJIFILM Holdings Corp.	64,715	3,060,070
Hewlett Packard Enterprise Company	221,422	3,505,110
HP, Inc.	251,323	5,046,566
Immersion Corp. (A)	4,313	29,113
Inventec Corp.	336,495	252,017
Konica Minolta, Inc.	81,300	533,200
Legend Holdings Corp., H Shares (B)	53,400	109,779
Lenovo Group, Ltd.	1,015,764	670,740
Lite-On Technology Corp.	288,018	456,881
Meitu, Inc. (A)(B)	301,300	55,421
Micro-Star International Company, Ltd.	92,300	253,726
NCR Corp. (A)	33,786	1,109,194
NEC Corp.	44,400	1,776,512
NetApp, Inc.	40,348	2,444,685
Pegatron Corp.	267,500	596,151
Quanta Computer, Inc.	367,000	725,325
Ricoh Company, Ltd.	120,200	1,238,798
Samsung Electronics Company, Ltd.	1,085,558	46,406,352
Seagate Technology PLC	40,152	2,396,271
Seiko Epson Corp.	50,169	764,401
Stratasys, Ltd. (A)(C)	6,588	121,483
Western Digital Corp.	50,200	2,526,566
Wistron Corp.	386,580	350,937
Xerox Holdings Corp.	32,275	1,256,466
Xiaomi Corp., Class B (A)(B)	1,099,700	1,257,427
		278,216,762
		1,380,869,110
Materials – 4.3%
Chemicals – 2.4%
A. Schulman, Inc. (A)(D)	3,214	1,392
Advanced Emissions Solutions, Inc.	2,204	22,415
AdvanSix, Inc. (A)	3,578	72,383
Air Liquide SA	95,960	13,010,384
Air Products & Chemicals, Inc.	31,215	7,377,041
Air Water, Inc.	26,900	432,433
Akzo Nobel NV	33,983	3,254,329
Albemarle Corp.	15,014	981,615
American Vanguard Corp.	3,850	61,985
Amyris, Inc. (A)(C)	5,149	20,699
Arkema SA	14,035	1,454,477
Asahi Kasei Corp.	227,400	2,556,644
Ashland Global Holdings, Inc.	16,052	1,150,928
Balchem Corp.	4,116	410,077
Barito Pacific Tbk PT	886,100	85,426
BASF SE	154,995	11,634,332
Cabot Corp.	15,326	720,169
Celanese Corp.	17,529	2,201,117
CF Industries Holdings, Inc.	30,927	1,429,137
Chase Corp.	931	109,532
Chr. Hansen Holding A/S	16,402	1,245,608
Clariant AG (A)	31,088	642,613
Corteva, Inc.	106,085	2,760,332
Covestro AG (B)	29,422	1,376,507
Croda International PLC	12,995	836,609
Daicel Corp.	44,900	441,725
Dow, Inc.	105,281	5,618,847
DuPont de Nemours, Inc.	105,602	6,844,066
Eastman Chemical Company	19,406	1,520,848
Ecolab, Inc.	35,463	6,619,878
EMS-Chemie Holding AG	1,287	798,970
Evonik Industries AG	31,551	914,991
Ferro Corp. (A)	10,494	151,323
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Flotek Industries, Inc. (A)	8,112	$14,358
FMC Corp.	18,477	1,810,007
Formosa Chemicals & Fibre Corp.	479,471	1,371,790
Formosa Plastics Corp.	609,040	1,940,354
FutureFuel Corp.	3,394	38,081
GCP Applied Technologies, Inc. (A)	6,944	155,337
Givaudan SA	1,457	4,284,980
Hawkins, Inc.	1,272	52,559
HB Fuller Company	6,473	322,873
Hitachi Chemical Company, Ltd.	18,800	676,826
Incitec Pivot, Ltd.	84,115	183,926
Indorama Ventures PCL, Foreign Quota Shares	99,000	113,815
Ingevity Corp. (A)	16,460	1,486,503
Innophos Holdings, Inc.	2,501	79,782
Innospec, Inc.	3,090	304,056
International Flavors & Fragrances, Inc. (C)	15,125	2,136,104
Intrepid Potash, Inc. (A)	13,168	30,023
Israel Chemicals, Ltd.	102,787	481,665
Johnson Matthey PLC	19,847	737,179
JSR Corp.	34,700	614,764
Kaneka Corp.	8,700	281,953
Kansai Paint Company, Ltd.	31,900	804,725
Koninklijke DSM NV	27,122	3,475,370
Koppers Holdings, Inc. (A)	2,423	89,772
Kraton Corp. (A)	4,036	90,931
Kronos Worldwide, Inc.	2,895	39,864
Kumho Petrochemical Company, Ltd.	4,245	263,342
Kuraray Company, Ltd.	57,800	699,399
LANXESS AG	14,736	981,892
LG Chem, Ltd.	10,461	2,721,102
Linde PLC	76,578	15,791,149
Livent Corp. (A)	18,848	147,014
Lotte Chemical Corp.	3,933	734,448
LyondellBasell Industries NV, Class A	36,567	3,383,910
Methanex Corp.	10,825	404,134
Minerals Technologies, Inc.	13,810	745,740
Mitsubishi Chemical Holdings Corp.	231,450	1,717,641
Mitsubishi Gas Chemical Company, Inc.	29,300	458,598
Mitsui Chemicals, Inc.	33,400	800,938
Nan Ya Plastics Corp.	700,610	1,641,579
NewMarket Corp.	1,958	967,193
Nippon Paint Holdings Company, Ltd.	26,400	1,409,175
Nissan Chemical Corp.	22,600	895,819
Nitto Denko Corp.	28,644	1,608,050
Novozymes A/S, B Shares	33,201	1,586,257
Nutrien, Ltd.	91,956	4,360,693
OCI Company, Ltd.	4,401	231,068
Olin Corp.	43,577	763,469
OMNOVA Solutions, Inc. (A)	5,537	56,034
Orbia Advance Corp. SAB de CV	144,180	313,001
Orica, Ltd.	19,542	314,717
Orion Engineered Carbons SA	7,720	140,350
Petronas Chemicals Group BHD	87,145	147,342
PolyOne Corp.	30,176	951,449
PPG Industries, Inc.	33,472	4,312,532
PQ Group Holdings, Inc. (A)	4,861	77,095
PTT Global Chemical PCL, Foreign Quota Shares	214,011	380,541
Quaker Chemical Corp.	1,671	249,363
Rayonier Advanced Materials, Inc.	6,760	26,499
RPM International, Inc.	34,393	2,535,796
Sasol, Ltd.	87,765	1,582,241
Sensient Technologies Corp.	16,614	1,051,500

105

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Shin-Etsu Chemical Company, Ltd.	65,437	$7,033,755
Showa Denko KK	24,600	657,519
Sika AG	20,243	3,522,406
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	476,199	131,972
Solvay SA	22,464	2,574,277
Stepan Company	2,594	251,359
Sumitomo Chemical Company, Ltd.	270,400	1,220,967
Symrise AG	21,637	2,097,774
Taiyo Nippon Sanso Corp.	23,500	523,721
Teijin, Ltd.	32,000	602,291
The Chemours Company	43,360	684,654
The Mosaic Company	50,287	957,967
The Scotts Miracle-Gro Company	10,451	1,056,387
The Sherwin-Williams Company	11,631	6,782,385
Toray Industries, Inc.	249,600	1,652,220
Tosoh Corp.	47,300	704,880
Trecora Resources (A)	3,209	24,709
Tredegar Corp.	3,387	72,922
Trinseo SA	5,146	195,497
Tronox Holdings PLC, Class A	11,651	134,919
Umicore SA (C)	59,710	2,563,778
Valvoline, Inc.	49,914	1,130,552
Yara International ASA	10,869	409,459
		187,813,869
Construction materials – 0.3%
Anhui Conch Cement Company, Ltd., H Shares	173,110	1,107,466
Asia Cement Corp.	300,687	447,831
BBMG Corp., H Shares	303,000	83,578
Boral, Ltd.	61,514	214,201
Cementos Argos SA	43,117	77,847
Cemex SAB de CV	2,066,288	764,334
China National Building Material Company, Ltd., H Shares	548,900	530,722
China Resources Cement Holdings, Ltd.	345,900	414,417
CRH PLC	121,883	4,663,065
Eagle Materials, Inc.	11,146	1,025,766
Fletcher Building, Ltd.	82,038	275,728
Forterra, Inc. (A)	2,440	27,108
Grupo Argos SA	27,810	138,691
HeidelbergCement AG	25,110	1,850,299
Imerys SA	7,299	289,560
Indocement Tunggal Prakarsa Tbk PT	57,320	78,770
James Hardie Industries PLC, CHESS Depositary Interest	22,755	446,175
LafargeHolcim, Ltd. (A)	77,070	3,972,084
Martin Marietta Materials, Inc.	8,845	2,373,998
POSCO Chemical Company, Ltd.	5,582	227,802
Semen Indonesia Persero Tbk PT	94,792	76,927
Summit Materials, Inc., Class A (A)	14,331	342,081
Taiheiyo Cement Corp.	21,800	630,891
Taiwan Cement Corp.	671,367	910,847
The Siam Cement PCL, Foreign Quota Shares	76,563	965,518
The Siam Cement PCL, NVDR	3,000	37,832
U.S. Concrete, Inc. (A)	2,049	83,866
United States Lime & Minerals, Inc.	290	29,832
Vulcan Materials Company	18,739	2,658,502
		24,745,738
Containers and packaging – 0.3%
Amcor PLC (C)	230,120	2,361,031
AptarGroup, Inc.	16,986	1,904,470
Avery Dennison Corp.	11,926	1,554,793
Ball Corp.	47,030	3,106,802
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
CCL Industries, Inc., Class B	24,025	$1,033,131
Greif, Inc., Class A	10,232	441,511
Greif, Inc., Class B	817	44,257
International Paper Company	55,647	2,578,682
Klabin SA	35,942	150,349
Myers Industries, Inc.	4,637	76,742
Owens-Illinois, Inc.	41,232	407,372
Packaging Corp. of America	13,410	1,500,579
Sealed Air Corp.	21,890	825,910
Silgan Holdings, Inc.	20,641	635,949
Smurfit Kappa Group PLC	34,116	1,210,204
Sonoco Products Company	26,543	1,606,648
Toyo Seikan Group Holdings, Ltd.	25,400	442,970
UFP Technologies, Inc. (A)	907	42,039
Westrock Company	36,455	1,470,230
		21,393,669
Metals and mining – 1.2%
1911 Gold Corp. (A)	2,060	398
Agnico Eagle Mines, Ltd.	36,754	2,191,184
AK Steel Holding Corp. (A)(C)	40,668	112,244
Allegheny Technologies, Inc. (A)	49,497	1,141,401
Alumina, Ltd.	127,415	199,100
Aluminum Corp. of China, Ltd., H Shares (A)	558,880	171,295
Angang Steel Company, Ltd., H Shares	210,900	80,010
Anglo American Platinum, Ltd.	8,349	690,946
Anglo American PLC	107,909	2,823,530
AngloGold Ashanti, Ltd.	64,004	1,208,697
Antofagasta PLC	40,049	448,716
ArcelorMittal	135,933	2,321,273
Barrick Gold Corp.	277,131	4,658,839
BHP Group PLC	215,977	4,784,791
BHP Group, Ltd.	152,159	3,923,447
BlueScope Steel, Ltd.	27,551	271,111
Boliden AB	48,156	1,242,074
Carpenter Technology Corp.	18,655	980,693
Century Aluminum Company (A)	6,518	45,952
China Hongqiao Group, Ltd.	242,300	127,186
China Molybdenum Company, Ltd., H Shares	538,500	184,309
China Oriental Group Company, Ltd.	174,600	72,050
China Steel Corp.	1,574,958	1,207,631
China Zhongwang Holdings, Ltd.	228,600	91,423
Cia de Minas Buenaventura SAA, ADR (C)	29,200	448,804
Cia Siderurgica Nacional SA	34,866	104,589
Cleveland-Cliffs, Inc. (C)	34,297	274,033
Coeur Mining, Inc. (A)	28,245	185,287
Commercial Metals Company	46,302	989,011
Compass Minerals International, Inc.	13,339	737,247
Eregli Demir ve Celik Fabrikalari TAS	96,353	134,217
Evraz PLC	53,007	253,844
First Quantum Minerals, Ltd.	108,891	1,008,326
Fortescue Metals Group, Ltd.	73,052	481,072
Franco-Nevada Corp.	29,288	2,877,646
Freeport-McMoRan, Inc.	205,527	2,338,897
Fresnillo PLC	21,970	164,137
Glencore PLC (A)	1,124,123	3,548,371
Gold Fields, Ltd.	127,734	681,553
Gold Resource Corp.	7,864	35,073
Grupo Mexico SAB de CV, Series B	476,400	1,248,169
Haynes International, Inc.	1,636	60,074
Hecla Mining Company	61,960	153,041
Hitachi Metals, Ltd.	38,400	537,969
Hyundai Steel Company	18,500	498,380

106

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Industrias Penoles SAB de CV	18,515	$197,159
Jastrzebska Spolka Weglowa SA	5,917	31,589
JFE Holdings, Inc.	88,800	1,132,587
Jiangxi Copper Company, Ltd., H Shares	156,825	180,856
Kaiser Aluminum Corp.	2,038	223,324
KGHM Polska Miedz SA (A)	13,620	312,665
Kinross Gold Corp. (A)	197,427	854,630
Kirkland Lake Gold, Ltd.	31,298	1,311,957
Kobe Steel, Ltd.	56,300	287,730
Korea Zinc Company, Ltd.	1,922	661,442
Kumba Iron Ore, Ltd.	10,162	260,763
Lundin Mining Corp.	107,407	581,387
Maanshan Iron & Steel Company, Ltd., H Shares (C)	228,500	86,678
Maruichi Steel Tube, Ltd.	9,700	279,365
Materion Corp.	2,582	151,977
Mitsubishi Materials Corp.	19,700	526,781
MMG, Ltd. (A)	348,700	76,145
Newcrest Mining, Ltd.	39,169	815,683
Newmont Goldcorp Corp.	116,143	4,459,891
Nippon Steel Corp.	145,478	2,135,565
Norsk Hydro ASA	80,602	284,971
Novagold Resources, Inc. (A)	29,411	204,701
Nucor Corp.	42,944	2,420,324
Olympic Steel, Inc.	1,308	21,922
POSCO	17,939	3,492,208
Press Metal Aluminium Holdings BHD	41,200	46,382
Reliance Steel & Aluminum Company	17,679	2,085,768
Rio Tinto PLC	116,158	6,323,506
Rio Tinto, Ltd.	19,189	1,258,070
Royal Gold, Inc.	17,388	2,039,091
Ryerson Holding Corp. (A)	2,185	23,292
Schnitzer Steel Industries, Inc., Class A	3,340	71,977
South32, Ltd.	261,180	475,983
Southern Copper Corp.	12,400	471,572
Steel Dynamics, Inc.	58,248	1,964,705
Sumitomo Metal Mining Company, Ltd.	41,700	1,264,900
SunCoke Energy, Inc.	9,826	50,309
Synalloy Corp. (A)	1,228	15,890
Teck Resources, Ltd., Class B	79,976	1,254,762
thyssenkrupp AG	68,201	853,047
TimkenSteel Corp. (A)	5,538	32,231
United States Steel Corp. (C)	45,286	594,152
Vale SA (A)	170,971	2,015,129
voestalpine AG	19,075	504,756
Warrior Met Coal, Inc.	6,497	133,383
Wheaton Precious Metals Corp.	69,815	1,929,991
Worthington Industries, Inc.	14,796	566,687
Zhaojin Mining Industry Company, Ltd., H Shares	135,100	139,976
Zijin Mining Group Company, Ltd., H Shares	794,329	297,496
		91,143,395
Paper and forest products – 0.1%
Boise Cascade Company	4,970	188,462
Clearwater Paper Corp. (A)	2,077	45,466
Domtar Corp.	16,599	619,475
Empresas CMPC SA	73,737	159,978
Indah Kiat Pulp & Paper Corp. Tbk PT	89,700	43,191
Lee & Man Paper Manufacturing, Ltd.	187,500	126,931
Louisiana-Pacific Corp.	48,515	1,438,955
Mondi PLC	49,541	1,072,525
Neenah, Inc.	2,149	156,404
Nine Dragons Paper Holdings, Ltd.	232,200	236,405
Oji Holdings Corp.	155,300	887,687
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Pabrik Kertas Tjiwi Kimia Tbk PT	45,600	$29,704
PH Glatfelter Company	5,613	100,192
Sappi, Ltd.	83,084	225,863
Schweitzer-Mauduit International, Inc.	3,952	173,335
Stora Enso OYJ, R Shares	23,389	314,394
Suzano SA	29,267	263,588
UPM-Kymmene OYJ	21,387	714,466
Verso Corp., Class A (A)	4,507	83,199
West Fraser Timber Company, Ltd.	8,717	380,364
		7,260,584
		332,357,255
Real estate – 3.7%
Equity real estate investment trusts – 2.9%
Acadia Realty Trust	10,628	285,681
Agree Realty Corp.	5,106	381,827
Alexander & Baldwin, Inc.	26,892	583,019
Alexander's, Inc.	270	88,117
Alexandria Real Estate Equities, Inc.	18,691	3,037,661
American Assets Trust, Inc.	6,088	289,363
American Campus Communities, Inc.	36,443	1,750,722
American Finance Trust, Inc.	13,691	202,490
American Tower Corp.	72,951	15,613,703
Apartment Investment & Management Company, A Shares	24,535	1,319,247
Armada Hoffler Properties, Inc.	6,623	119,611
Ascendas Real Estate Investment Trust	371,500	809,217
Ashford Hospitality Trust, Inc.	12,577	34,587
AvalonBay Communities, Inc.	23,014	4,934,432
Bluerock Residential Growth REIT, Inc.	3,119	38,239
Boston Properties, Inc.	23,689	3,281,874
Braemar Hotels & Resorts, Inc.	4,201	41,212
Brixmor Property Group, Inc.	78,998	1,733,216
BRT Apartments Corp.	1,374	25,227
Camden Property Trust	25,681	2,864,716
CapitaLand Commercial Trust	391,200	574,652
CapitaLand Mall Trust	384,400	707,966
CareTrust REIT, Inc.	12,180	254,318
CatchMark Timber Trust, Inc., Class A	6,571	77,998
CBL & Associates Properties, Inc.	23,928	34,456
Cedar Realty Trust, Inc.	12,664	33,813
Chatham Lodging Trust	6,042	110,569
City Office REIT, Inc.	4,991	67,029
Clipper Realty, Inc.	2,375	21,256
Community Healthcare Trust, Inc.	2,327	110,765
CoreCivic, Inc.	46,884	710,293
CorEnergy Infrastructure Trust, Inc.	1,652	73,084
CorePoint Lodging, Inc.	5,608	56,697
CoreSite Realty Corp.	9,785	1,109,521
Corporate Office Properties Trust	29,692	866,413
Cousins Properties, Inc.	38,926	1,576,114
Covivio	9,012	996,957
Crown Castle International Corp.	68,514	9,157,581
CyrusOne, Inc.	30,022	1,870,371
Daiwa House REIT Investment Corp.	328	897,004
Dexus	55,990	462,650
DiamondRock Hospitality Company	25,693	264,638
Digital Realty Trust, Inc.	34,333	4,152,576
Douglas Emmett, Inc.	43,693	1,925,551
Duke Realty Corp.	59,563	2,095,426
Easterly Government Properties, Inc.	10,013	232,902
EastGroup Properties, Inc.	14,633	1,992,868
EPR Properties	20,570	1,458,824
Equinix, Inc.	13,978	7,923,429
Equity Residential	57,447	4,888,740
Essential Properties Realty Trust, Inc.	9,535	248,768

107

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Essex Property Trust, Inc.	10,832	$3,381,534
Extra Space Storage, Inc.	21,179	2,246,033
Farmland Partners, Inc.	3,730	24,879
Federal Realty Investment Trust	11,487	1,517,088
Fibra Uno Administracion SA de CV	424,900	651,271
First Industrial Realty Trust, Inc.	49,479	2,106,816
Fortress REIT, Ltd., Class A	172,931	233,489
Four Corners Property Trust, Inc.	8,632	244,458
Franklin Street Properties Corp.	13,379	116,531
Front Yard Residential Corp.	6,566	76,166
Gecina SA	9,174	1,584,928
Getty Realty Corp.	4,193	140,717
Gladstone Commercial Corp.	4,101	93,421
Gladstone Land Corp.	2,839	35,999
Global Medical REIT, Inc.	4,154	57,824
Global Net Lease, Inc.	10,829	220,803
Goodman Group	84,202	843,246
Growthpoint Properties, Ltd.	452,225	704,112
H&R Real Estate Investment Trust	26,620	433,880
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,078	237,089
Healthcare Realty Trust, Inc.	50,436	1,673,971
Healthpeak Properties, Inc.	80,932	2,822,908
Hersha Hospitality Trust	4,616	65,455
Highwoods Properties, Inc.	27,511	1,335,659
Host Hotels & Resorts, Inc.	120,284	2,103,767
ICADE	5,855	586,253
Independence Realty Trust, Inc.	11,446	171,003
Industrial Logistics Properties Trust	8,264	178,833
Innovative Industrial Properties, Inc.	1,383	107,058
Investors Real Estate Trust	1,489	115,129
Iron Mountain, Inc.	47,313	1,519,694
iStar, Inc.	7,583	98,503
Japan Prime Realty Investment Corp.	134	609,805
Japan Real Estate Investment Corp.	231	1,572,022
Japan Retail Fund Investment Corp.	455	1,035,855
JBG SMITH Properties	31,305	1,248,443
Jernigan Capital, Inc.	2,774	48,490
Kilroy Realty Corp.	24,638	2,050,867
Kimco Realty Corp.	69,560	1,503,887
Kite Realty Group Trust	10,628	205,652
Klepierre SA	40,360	1,448,520
Lamar Advertising Company, Class A	22,798	1,902,037
Land Securities Group PLC	71,452	885,127
Lexington Realty Trust	29,139	322,860
Liberty Property Trust	41,846	2,578,551
Life Storage, Inc.	12,373	1,355,091
Link REIT	78,925	805,947
LTC Properties, Inc.	4,964	232,365
Mack-Cali Realty Corp.	35,119	751,195
Medical Properties Trust, Inc.	131,632	2,732,680
Mid-America Apartment Communities, Inc.	18,794	2,558,051
Mirvac Group	201,131	457,938
Monmouth Real Estate Investment Corp.	11,857	181,768
National Health Investors, Inc.	5,220	422,768
National Retail Properties, Inc.	45,523	2,537,452
National Storage Affiliates Trust	7,513	251,686
New Senior Investment Group, Inc.	10,991	86,279
NexPoint Residential Trust, Inc.	2,381	113,931
Nippon Building Fund, Inc.	237	1,778,158
Nippon Prologis REIT, Inc.	348	933,489
Nomura Real Estate Master Fund, Inc.	723	1,319,265
Office Properties Income Trust	6,185	206,332
Omega Healthcare Investors, Inc.	57,436	2,414,035
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
One Liberty Properties, Inc.	2,101	$57,378
Park Hotels & Resorts, Inc.	63,586	1,503,809
Pebblebrook Hotel Trust	51,259	1,342,986
Pennsylvania Real Estate Investment Trust	9,575	55,152
Physicians Realty Trust	23,540	451,733
Piedmont Office Realty Trust, Inc., Class A	15,897	351,642
PotlatchDeltic Corp.	26,294	1,141,948
Preferred Apartment Communities, Inc., Class A	5,872	80,857
Prologis, Inc.	104,006	9,521,749
PS Business Parks, Inc.	7,799	1,377,225
Public Storage	24,744	5,213,066
QTS Realty Trust, Inc., Class A	6,937	368,147
Rayonier, Inc.	34,382	1,053,121
Realty Income Corp.	52,442	4,018,630
Redefine Properties, Ltd.	830,459	465,629
Regency Centers Corp.	27,612	1,795,884
Retail Opportunity Investments Corp.	14,465	263,842
Retail Value, Inc.	1,975	70,132
Rexford Industrial Realty, Inc.	13,871	663,866
RioCan Real Estate Investment Trust	27,257	559,586
RLJ Lodging Trust	22,036	376,595
RPT Realty	9,894	146,233
Ryman Hospitality Properties, Inc.	5,831	520,300
Sabra Health Care REIT, Inc.	74,359	1,656,719
Safehold, Inc.	1,335	54,535
Saul Centers, Inc.	1,546	82,154
SBA Communications Corp.	18,639	4,407,564
Scentre Group	271,912	723,819
Segro PLC	110,367	1,274,752
Senior Housing Properties Trust	93,768	686,382
Seritage Growth Properties, Class A	4,319	182,607
Service Properties Trust	43,617	1,015,840
Simon Property Group, Inc.	50,759	7,675,268
SL Green Realty Corp.	13,582	1,158,952
SmartCentres Real Estate Investment Trust	14,388	348,029
Spirit Realty Capital, Inc.	23,899	1,252,308
STAG Industrial, Inc.	16,223	502,751
Stockland	123,072	420,261
Summit Hotel Properties, Inc.	13,272	160,857
Sunstone Hotel Investors, Inc.	28,569	399,966
Suntec Real Estate Investment Trust	285,000	383,380
Tanger Factory Outlet Centers, Inc.	36,586	556,839
Taubman Centers, Inc.	16,234	527,280
Terreno Realty Corp.	8,161	471,053
The British Land Company PLC	91,291	679,316
The GEO Group, Inc.	47,454	657,712
The GPT Group	98,064	407,391
The Macerich Company	18,158	488,995
UDR, Inc.	48,259	2,318,845
UMH Properties, Inc.	4,681	73,070
Unibail-Rodamco-Westfield	10,007	1,564,387
Unibail-Rodamco-Westfield, Stapled Shares	18,036	2,819,845
United Urban Investment Corp.	507	986,285
Uniti Group, Inc.	75,233	505,566
Universal Health Realty Income Trust	1,626	193,819
Urban Edge Properties	45,252	938,074
Urstadt Biddle Properties, Inc., Class A	3,814	92,947
Ventas, Inc.	61,400	3,580,234
Vicinity Centres	161,184	291,874
Vornado Realty Trust	26,099	1,685,212

108

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Washington Prime Group, Inc.	24,391	$101,467
Washington Real Estate Investment Trust	10,268	319,027
Weingarten Realty Investors	32,079	1,021,395
Welltower, Inc.	66,782	5,647,754
Weyerhaeuser Company	122,759	3,622,618
Whitestone REIT	5,089	71,450
Xenia Hotels & Resorts, Inc.	14,509	305,560
		226,380,122
Real estate management and development – 0.8%
Aeon Mall Company, Ltd.	18,000	289,572
Agile Group Holdings, Ltd.	194,600	273,047
Altisource Portfolio Solutions SA (A)	858	15,461
Aroundtown SA	151,605	1,315,570
Ayala Land, Inc.	910,270	814,865
Azrieli Group, Ltd.	6,316	492,661
BR Malls Participacoes SA	40,619	151,013
Bumi Serpong Damai Tbk PT (A)	241,000	21,350
CapitaLand, Ltd.	391,800	1,054,463
CBRE Group, Inc., Class A (A)	55,425	3,160,334
Central Pattana PCL, Foreign Quota Shares	210,600	433,930
Central Pattana PCL, NVDR	19,100	39,354
China Aoyuan Group, Ltd.	173,000	247,435
China Evergrande Group (A)(C)	260,035	620,588
China Jinmao Holdings Group, Ltd.	738,400	491,103
China Overseas Land & Investment, Ltd.	541,297	1,816,698
China Resources Land, Ltd.	390,705	1,691,442
China Vanke Company, Ltd., H Shares	210,900	789,353
CIFI Holdings Group Company, Ltd.	390,700	284,641
City Developments, Ltd.	69,100	522,798
CK Asset Holdings, Ltd.	98,698	656,285
Consolidated-Tomoka Land Company	669	41,940
Country Garden Holdings Company, Ltd.	1,073,167	1,496,385
Cushman & Wakefield PLC (A)(C)	13,135	254,688
Daito Trust Construction Company, Ltd.	12,900	1,580,645
Daiwa House Industry Company, Ltd.	101,800	3,116,639
Dalian Wanda Commercial Properties Company, Ltd., H Shares (A)(B)	37,400	252,257
Deutsche Wohnen SE	59,881	2,339,004
eXp World Holdings, Inc. (A)(C)	2,146	23,499
First Capital Realty, Inc.	32,375	527,925
Forestar Group, Inc. (A)	1,395	28,458
FRP Holdings, Inc. (A)	945	47,156
Guangzhou R&F Properties Company, Ltd., H Shares	146,600	246,395
Hang Lung Properties, Ltd.	75,000	153,559
Henderson Land Development Company, Ltd.	55,376	266,526
Highwealth Construction Corp.	94,687	144,402
Hongkong Land Holdings, Ltd.	43,500	239,172
Hulic Company, Ltd.	53,500	601,776
Hysan Development Company, Ltd.	22,557	85,018
Jones Lang LaSalle, Inc.	13,665	2,272,899
Kaisa Group Holdings, Ltd. (A)	349,800	137,687
Kennedy-Wilson Holdings, Inc.	15,740	355,881
Kerry Properties, Ltd.	25,268	81,526
KWG Group Holdings, Ltd. (A)	182,500	200,670
Land & Houses PCL, Foreign Quota Shares	815,100	264,231
Land & Houses PCL, NVDR	34,700	11,249
Lendlease Group	29,279	383,648
Logan Property Holdings Company, Ltd.	196,500	288,140
Longfor Group Holdings, Ltd. (B)	252,800	1,034,799
Marcus & Millichap, Inc. (A)	2,962	108,883
Megaworld Corp.	1,392,700	121,424
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Mitsubishi Estate Company, Ltd.	212,100	$3,890,035
Mitsui Fudosan Company, Ltd.	160,104	3,986,641
Multiplan Empreendimentos Imobiliarios SA	14,001	95,474
NEPI Rockcastle PLC	58,491	495,396
New World Development Company, Ltd.	234,257	305,669
Newmark Group, Inc., Class A	18,472	241,060
Nomura Real Estate Holdings, Inc.	22,300	539,443
Pakuwon Jati Tbk PT	531,700	21,301
Rafael Holdings, Inc., Class B (A)	1,406	23,790
RE/MAX Holdings, Inc., Class A	2,329	89,317
Realogy Holdings Corp. (C)	14,623	153,103
Redfin Corp. (A)(C)	11,396	219,715
Robinsons Land Corp.	250,200	129,063
Ruentex Development Company, Ltd. (A)	76,080	113,660
Seazen Group, Ltd. (A)	252,800	269,346
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	143,351	131,246
Shenzhen Investment, Ltd.	408,900	160,882
Shimao Property Holdings, Ltd.	164,200	594,928
Shui On Land, Ltd.	509,400	106,630
Sime Darby Property BHD	86,300	16,229
Sino Land Company, Ltd.	118,075	177,219
Sino-Ocean Group Holding, Ltd.	435,858	161,744
SM Prime Holdings, Inc.	1,248,000	957,484
SOHO China, Ltd.	291,000	100,431
SP Setia BHD Group	61,700	19,202
Sumitomo Realty & Development Company, Ltd.	59,583	2,077,535
Sun Hung Kai Properties, Ltd.	60,500	881,392
Sunac China Holdings, Ltd.	345,700	1,686,784
Swire Pacific, Ltd., Class A	19,000	171,550
Swire Properties, Ltd.	44,400	138,250
Swiss Prime Site AG (A)	11,698	1,234,939
Tejon Ranch Company (A)	2,845	46,772
The RMR Group, Inc., Class A	1,935	90,887
The St. Joe Company (A)	4,489	85,291
The Wharf Holdings, Ltd.	47,125	114,103
Tokyu Fudosan Holdings Corp.	109,400	751,397
UOL Group, Ltd.	71,400	405,143
Vonovia SE	85,329	4,441,568
Wharf Real Estate Investment Company, Ltd.	46,125	256,137
Wheelock & Company, Ltd.	32,000	198,960
Yuexiu Property Company, Ltd.	977,500	208,657
Yuzhou Properties Company, Ltd.	246,600	113,553
		57,790,370
		284,170,492
Utilities – 3.6%
Electric utilities – 2.0%
ALLETE, Inc.	20,249	1,622,147
Alliant Energy Corp.	40,656	2,154,768
American Electric Power Company, Inc.	84,523	7,721,176
AusNet Services	83,682	98,505
Centrais Eletricas Brasileiras SA	12,100	99,602
CEZ AS	20,973	464,034
Chubu Electric Power Company, Inc.	115,600	1,611,901
CK Infrastructure Holdings, Ltd.	24,000	162,443
CLP Holdings, Ltd.	61,000	628,541
Duke Energy Corp.	124,715	10,996,122
Edison International	61,294	4,235,415
EDP - Energias de Portugal SA	387,064	1,566,046
El Paso Electric Company	5,175	350,969

109

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Electricite de France SA (C)	122,721	$1,260,538
Emera, Inc.	38,980	1,606,681
Endesa SA	51,942	1,412,030
Enel Americas SA	2,467,327	474,279
Enel Chile SA	1,880,620	138,540
Enel SpA	1,745,543	13,192,950
Energisa SA	8,800	95,323
Entergy Corp.	34,034	3,961,217
Equatorial Energia SA	44,890	219,695
Evergy, Inc.	40,305	2,550,097
Eversource Energy	55,391	4,577,512
Exelon Corp.	166,306	7,383,986
FirstEnergy Corp.	92,430	4,407,987
Fortis, Inc.	69,110	2,708,625
Fortum OYJ	17,508	412,620
Genie Energy, Ltd., B Shares	1,958	15,840
Hawaiian Electric Industries, Inc.	28,903	1,262,194
HK Electric Investments & HK Electric Investments, Ltd.	73,000	71,508
Hydro One, Ltd. (B)(C)	55,503	1,046,714
Iberdrola SA	989,819	9,737,575
IDACORP, Inc.	13,367	1,404,203
Interconexion Electrica SA ESP	44,919	238,320
Korea Electric Power Corp. (A)	58,598	1,383,994
Kyushu Electric Power Company, Inc.	67,100	590,937
Manila Electric Company	27,060	169,801
MGE Energy, Inc.	4,496	348,530
NextEra Energy, Inc.	83,659	19,561,147
OGE Energy Corp.	53,093	2,233,092
Orsted A/S (B)	29,428	2,712,178
Otter Tail Corp.	4,754	233,707
PGE Polska Grupa Energetyczna SA (A)	83,420	185,611
Pinnacle West Capital Corp.	19,223	1,679,898
PNM Resources, Inc.	31,216	1,512,415
Portland General Electric Company	11,323	628,540
Power Assets Holdings, Ltd.	50,000	347,610
PPL Corp.	123,628	4,207,061
Red Electrica Corp. SA	70,320	1,371,871
Spark Energy, Inc., Class A	1,718	18,950
SSE PLC	105,324	1,770,796
Tenaga Nasional BHD	107,936	340,117
Terna Rete Elettrica Nazionale SpA	297,834	1,911,483
The Chugoku Electric Power Company, Inc.	48,300	638,515
The Kansai Electric Power Company, Inc.	126,600	1,444,321
The Southern Company	178,912	11,090,755
Tohoku Electric Power Company, Inc.	76,300	756,666
Tokyo Electric Power Company Holdings, Inc. (A)	275,000	1,206,404
Verbund AG	11,175	580,966
Xcel Energy, Inc.	89,756	5,519,096
		152,334,564
Gas utilities – 0.4%
AltaGas, Ltd.	44,214	654,739
APA Group	60,371	449,747
Atmos Energy Corp.	20,232	2,164,015
Beijing Enterprises Holdings, Ltd.	70,714	312,548
Chesapeake Utilities Corp.	2,024	184,467
China Gas Holdings, Ltd.	256,600	953,771
China Resources Gas Group, Ltd.	124,100	690,997
Enagas SA	37,053	922,433
ENN Energy Holdings, Ltd.	110,800	1,204,216
Hong Kong & China Gas Company, Ltd.	377,989	719,990
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Infraestructura Energetica Nova SAB de CV	72,535	$295,773
Korea Gas Corp.	6,449	204,458
Kunlun Energy Company, Ltd.	454,490	384,909
National Fuel Gas Company	22,893	1,030,643
Naturgy Energy Group SA	49,158	1,277,074
New Jersey Resources Corp.	35,176	1,496,387
Northwest Natural Holding Company	3,876	266,553
ONE Gas, Inc.	20,595	1,830,278
Osaka Gas Company, Ltd.	66,700	1,250,496
Perusahaan Gas Negara Tbk PT	357,469	48,646
Petronas Gas BHD	21,399	79,412
RGC Resources, Inc.	1,068	31,378
Snam SpA	433,225	2,152,436
South Jersey Industries, Inc.	11,858	370,444
Southwest Gas Holdings, Inc.	21,282	1,612,324
Spire, Inc.	19,738	1,528,116
Toho Gas Company, Ltd.	13,145	496,592
Tokyo Gas Company, Ltd.	68,400	1,652,187
Towngas China Company, Ltd. (A)	134,900	95,336
UGI Corp.	55,422	2,413,628
		26,773,993
Independent power and renewable electricity producers – 0.1%
Aboitiz Power Corp.	181,000	122,694
AES Corp.	113,632	2,148,781
Atlantic Power Corp. (A)	15,039	35,492
CGN Power Company, Ltd., H Shares (B)	1,479,700	370,595
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	1,136,000	170,076
China Longyuan Power Group Corp., Ltd., H Shares	447,300	242,322
China Power International Development, Ltd.	600,900	124,410
China Resources Power Holdings Company, Ltd.	270,332	351,532
Clearway Energy, Inc., Class A	4,907	93,135
Clearway Energy, Inc., Class C	9,060	179,660
Colbun SA	518,908	73,922
Datang International Power Generation Company, Ltd., H Shares	401,200	74,332
Electric Power Development Company, Ltd.	26,200	628,458
Electricity Generating PCL, Foreign Quota Shares	42,100	480,704
Energy Absolute PCL	171,270	242,359
Engie Brasil Energia SA	10,883	121,613
Gulf Energy Development PCL, Foreign Quota Shares	99,200	548,152
Gulf Energy Development PCL, NVDR	5,900	32,607
Huadian Power International Corp., Ltd., H Shares	221,100	80,485
Huaneng Power International, Inc., H Shares	517,864	256,671
Huaneng Renewables Corp., Ltd., H Shares	679,300	259,644
Meridian Energy, Ltd.	127,216	384,619
NRG Energy, Inc.	43,304	1,720,468
Ormat Technologies, Inc.	5,034	386,863
Pattern Energy Group, Inc., Class A	11,318	311,471
Ratch Group PCL, Foreign Quota Shares	70,800	165,768
Ratch Group PCL, NVDR	2,300	5,383
Sunnova Energy International, Inc. (A)	1,978	20,334
TerraForm Power, Inc., Class A	9,320	144,553

110

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers (continued)
Uniper SE	33,869	$1,092,883
		10,869,986
Multi-utilities – 1.0%
AGL Energy, Ltd.	33,894	467,810
Ameren Corp.	42,074	3,127,360
Atco, Ltd., Class I	13,299	503,406
Avista Corp.	8,396	396,963
Black Hills Corp.	23,933	1,832,550
Canadian Utilities, Ltd., Class A (C)	22,294	657,088
CenterPoint Energy, Inc.	85,965	2,111,300
Centrica PLC	585,341	607,295
CMS Energy Corp.	48,576	2,977,709
Consolidated Edison, Inc.	56,853	4,939,957
Dominion Energy, Inc.	140,687	11,692,497
DTE Energy Company	31,376	3,920,117
E.ON SE	370,436	3,876,217
Engie SA	371,059	5,869,323
MDU Resources Group, Inc.	52,796	1,533,196
National Grid PLC	348,442	4,006,529
NiSource, Inc.	63,906	1,690,314
NorthWestern Corp.	19,777	1,415,440
Public Service Enterprise Group, Inc.	86,550	5,133,281
RWE AG	92,264	2,733,526
Sempra Energy	46,995	6,920,954
Suez	68,843	1,019,157
Unitil Corp.	1,880	114,755
Veolia Environnement SA	108,820	2,786,337
WEC Energy Group, Inc.	53,993	4,786,479
YTL Corp. BHD	100,297	20,054
		75,139,614
Water utilities – 0.1%
Aguas Andinas SA, Class A	156,383	63,040
American States Water Company	4,604	392,675
American Water Works Company, Inc.	30,922	3,742,490
Aqua America, Inc.	57,230	2,533,572
AquaVenture Holdings, Ltd. (A)	1,903	42,361
Artesian Resources Corp., Class A	1,138	42,334
Beijing Enterprises Water Group, Ltd. (A)	773,700	379,647
Cadiz, Inc. (A)(C)	2,071	23,734
California Water Service Group	6,118	314,465
Cia de Saneamento Basico do Estado de Sao Paulo	18,498	248,434
Consolidated Water Company, Ltd.	2,127	35,478
Guangdong Investment, Ltd.	409,980	847,783
Middlesex Water Company	2,075	130,331
Pure Cycle Corp. (A)	2,682	33,310
Severn Trent PLC	23,853	691,941
SJW Group	3,357	237,743
The York Water Company	1,747	77,445
United Utilities Group PLC	68,771	758,943
		10,595,726
		275,713,883
TOTAL COMMON STOCKS (Cost $6,603,104,507)		$7,379,308,403
PREFERRED SECURITIES – 0.4%
Communication services – 0.0%
Diversified telecommunication services – 0.0%
GCI Liberty, Inc., 7.000% (C)	974	25,499
Telefonica Brasil SA	24,054	317,997
		343,496
Consumer discretionary – 0.1%
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Automobiles – 0.1%
Bayerische Motoren Werke AG	9,698	$597,414
Hyundai Motor Company	5,432	332,075
Hyundai Motor Company, 2nd Preferred	8,418	579,944
Porsche Automobil Holding SE	25,952	1,916,830
Volkswagen AG	31,310	6,040,707
		9,466,970
Multiline retail – 0.0%
Lojas Americanas SA	38,526	201,561
		9,668,531
Consumer staples – 0.1%
Beverages – 0.0%
Embotelladora Andina SA, B Shares	20,461	51,296
Food and staples retailing – 0.0%
Cia Brasileira de Distribuicao	8,400	157,972
Household products – 0.1%
Henkel AG & Company KGaA	30,033	3,170,015
Personal products – 0.0%
Amorepacific Corp.	2,060	153,271
LG Household & Health Care, Ltd.	484	304,999
		458,270
		3,837,553
Energy – 0.0%
Oil, gas and consumable fuels – 0.0%
Petroleo Brasileiro SA	226,033	1,554,688
Financials – 0.1%
Banks – 0.1%
Banco Bradesco SA	216,886	1,711,031
Bancolombia SA	45,560	553,134
Grupo Aval Acciones y Valores SA	377,287	150,182
Itau Unibanco Holding SA	260,567	2,131,336
Itausa - Investimentos Itau SA	237,459	739,798
		5,285,481
Diversified financial services – 0.0%
Grupo de Inversiones Suramericana SA	12,369	96,432
		5,381,913
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	6,003	1,263,857
Industrials – 0.0%
Aerospace and defense – 0.0%
Rolls-Royce Holdings PLC (A)	10,168,070	13,150
Information technology – 0.1%
Technology hardware, storage and peripherals – 0.1%
Samsung Electronics Company, Ltd.	187,296	6,493,730
Materials – 0.0%
Chemicals – 0.0%
Braskem SA, A Shares	10,383	68,767
FUCHS PETROLUB SE	11,688	504,535
LG Chem, Ltd.	1,767	250,153
Sociedad Quimica y Minera de Chile SA, B Shares	7,433	174,850
		998,305
Metals and mining – 0.0%
Gerdau SA	58,583	234,266
		1,232,571
Utilities – 0.0%

111

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA, B Shares	12,579	$106,308
Cia Energetica de Minas Gerais	48,548	148,727
		255,035
TOTAL PREFERRED SECURITIES (Cost $29,609,511)		$30,044,524
EXCHANGE-TRADED FUNDS – 1.1%
iShares MSCI India ETF	1,021,736	35,209,023
iShares MSCI Russia ETF	91,488	3,804,071
KraneShares Bosera MSCI China A ETF (C)	380,783	11,644,344
VanEck Vectors Russia ETF (C)	1,005,137	24,384,624
Xtrackers Harvest CSI 300 China A-Shares ETF (C)	290,715	8,017,920
TOTAL EXCHANGE-TRADED FUNDS (Cost $77,425,724)		$83,059,982
RIGHTS – 0.0%
Centrais Eletricas Brasileiras SA (Expiration Date: 12-17-19; Strike Price: BRL 37.50) (A)	2,575	36
Centrais Eletricas Brasileiras SA (Expiration Date: 12-18-19; Strike Price: BRL 35.72) (A)	2,477	59
DISH Network Corp. (Expiration Date: 12-9-19; Strike Price: $33.52) (A)	2,053	1,396
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)(E)	37,553	9,681
TOTAL RIGHTS (Cost $11,142)		$11,172
WARRANTS – 0.0%
Minor International PCL (Expiration Date: 10-1-21; Strike Price: THB 48.00) (A)	1,847	213
TOTAL WARRANTS (Cost $0)		$213
SHORT-TERM INVESTMENTS – 3.1%
U.S. Government Agency – 1.4%
Federal Home Loan Bank Discount Note
1.550%, 01/31/2020 *	$25,000,000	24,933,750
1.555%, 01/16/2020 *	10,000,000	9,980,125
1.560%, 01/23/2020 *	15,000,000	14,965,550
1.590%, 02/10/2020 *	30,000,000	29,906,667
1.590%, 03/02/2020 *	10,000,000	9,959,556
1.720%, 12/03/2019 *	20,000,000	19,999,122
		109,744,770
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds – 1.2%
John Hancock Collateral Trust, 1.7887% (F)(G)	9,452,961	$94,589,167
Repurchase agreement – 0.5%
Repurchase Agreement with State Street Corp. dated 11-29-19 at 0.550% to be repurchased at $37,246,707 on 12-2-19, collateralized by $37,055,000 U.S. Treasury Notes, 2.875% due 10-15-21 (maturity value of $38,002,496)	$37,245,000	37,245,000
TOTAL SHORT-TERM INVESTMENTS (Cost $241,570,658)		$241,578,937
Total Investments (Strategic Equity Allocation Fund) (Cost $6,951,721,542) – 100.8%		$7,734,003,231
Other assets and liabilities, net – (0.8%)		(64,362,236)
TOTAL NET ASSETS – 100.0%		$7,669,640,995
Currency Abbreviations
BRL	Brazilian Real
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $89,627,202.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 11-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	66	Long	Dec 2019	$4,982,838	$4,969,140	$(13,698)
MSCI EAFE Index Futures	543	Long	Dec 2019	52,737,665	53,683,695	946,030
MSCI Emerging Markets Index Futures	322	Long	Dec 2019	16,854,745	16,711,800	(142,945)
Russell 2000 E-Mini Index Futures	118	Long	Dec 2019	9,482,590	9,580,420	97,830
S&P 500 Index E-Mini Futures	479	Long	Dec 2019	72,371,263	75,250,900	2,879,637
S&P Mid 400 Index E-Mini Futures	73	Long	Dec 2019	14,149,341	14,673,000	523,659
S&P/TSX 60 Index Futures	30	Long	Dec 2019	4,521,522	4,597,004	75,482
						$4,365,995

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
112

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund
	Shares or Principal Amount	Value
CORPORATE BONDS – 89.9%
Communication services – 15.9%
CCO Holdings LLC
4.000%, 03/01/2023 (A)	$50,000	$50,938
5.000%, 02/01/2028 (A)	125,000	131,563
5.125%, 02/15/2023	20,000	20,325
5.125%, 05/01/2023 to 05/01/2027 (A)	1,250,000	1,288,750
5.250%, 09/30/2022	310,000	314,263
5.375%, 05/01/2025 (A)	2,350,000	2,432,250
5.750%, 02/15/2026 (A)	2,700,000	2,851,767
5.875%, 04/01/2024 (A)	470,000	489,975
Cinemark USA, Inc. 5.125%, 12/15/2022	700,000	707,000
CSC Holdings LLC
5.375%, 07/15/2023 to 02/01/2028 (A)	1,105,000	1,145,726
5.500%, 05/15/2026 (A)	1,125,000	1,188,461
7.500%, 04/01/2028 (A)	550,000	619,438
7.750%, 07/15/2025 (A)	1,125,000	1,206,574
Gray Television, Inc.
5.125%, 10/15/2024 (A)(B)	975,000	1,011,563
5.875%, 07/15/2026 (A)(B)	2,000,000	2,120,710
7.000%, 05/15/2027 (A)	200,000	221,500
Intelsat Connect Finance SA 9.500%, 02/15/2023 (A)(B)	275,000	160,875
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	3,400,000	2,701,980
8.500%, 10/15/2024 (A)	1,100,000	904,750
Intelsat Luxembourg SA 8.125%, 06/01/2023 (B)	300,000	136,500
Lamar Media Corp.
5.375%, 01/15/2024	320,000	327,200
5.750%, 02/01/2026	50,000	53,173
Level 3 Financing, Inc.
5.125%, 05/01/2023	665,000	669,988
5.375%, 08/15/2022 to 01/15/2024	845,000	853,481
5.625%, 02/01/2023	310,000	311,163
Live Nation Entertainment, Inc.
4.750%, 10/15/2027 (A)	25,000	25,750
4.875%, 11/01/2024 (A)	925,000	957,375
5.625%, 03/15/2026 (A)	150,000	159,750
National CineMedia LLC 5.875%, 04/15/2028 (A)	1,275,000	1,329,188
Nexstar Broadcasting, Inc. 5.625%, 07/15/2027 (A)	1,270,000	1,337,793
Nielsen Finance LLC 5.000%, 04/15/2022 (A)	2,825,000	2,842,656
Outfront Media Capital LLC
4.625%, 03/15/2030 (A)	75,000	75,704
5.625%, 02/15/2024	375,000	384,746
Salem Media Group, Inc. 6.750%, 06/01/2024 (A)(B)	1,675,000	1,465,625
Scripps Escrow, Inc. 5.875%, 07/15/2027 (A)	125,000	128,398
Sprint Capital Corp.
6.875%, 11/15/2028	140,000	149,278
8.750%, 03/15/2032	650,000	775,125
The EW Scripps Company 5.125%, 05/15/2025 (A)	2,000,000	2,027,500
The Nielsen Company Luxembourg Sarl 5.000%, 02/01/2025 (A)(B)	400,000	401,500
T-Mobile USA, Inc.
4.000%, 04/15/2022 (B)	375,000	386,250
4.500%, 02/01/2026	75,000	76,969
4.750%, 02/01/2028	325,000	340,031
5.125%, 04/15/2025	250,000	258,438
5.375%, 04/15/2027	875,000	935,156
6.375%, 03/01/2025	1,550,000	1,608,125
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Zayo Group LLC
5.750%, 01/15/2027 (A)	$400,000	$408,000
6.375%, 05/15/2025	1,418,000	1,458,727
		39,451,997
Consumer discretionary – 14.1%
Asbury Automotive Group, Inc. 6.000%, 12/15/2024 (B)	2,445,000	2,521,406
Carriage Services, Inc. 6.625%, 06/01/2026 (A)	900,000	942,750
CCM Merger, Inc. 6.000%, 03/15/2022 (A)	3,050,000	3,111,000
Connect Finco Sarl 6.750%, 10/01/2026 (A)	350,000	359,188
Cooper Tire & Rubber Company 7.625%, 03/15/2027	2,410,000	2,771,500
Diamond Sports Group LLC
5.375%, 08/15/2026 (A)	125,000	126,875
6.625%, 08/15/2027 (A)(B)	125,000	121,839
ESH Hospitality, Inc.
4.625%, 10/01/2027 (A)	125,000	125,625
5.250%, 05/01/2025 (A)	2,975,000	3,071,688
GLP Capital LP
4.375%, 04/15/2021	75,000	76,469
5.375%, 11/01/2023	625,000	682,656
Group 1 Automotive, Inc.
5.000%, 06/01/2022	925,000	936,563
5.250%, 12/15/2023 (A)	500,000	512,085
Hilton Domestic Operating Company, Inc.
4.875%, 01/15/2030	125,000	132,813
5.125%, 05/01/2026	225,000	236,813
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (A)	650,000	674,375
5.250%, 06/01/2026 (A)	650,000	689,065
Levi Strauss & Company 5.000%, 05/01/2025	175,000	180,250
Lithia Motors, Inc. 5.250%, 08/01/2025 (A)	1,025,000	1,058,313
LKQ Corp. 4.750%, 05/15/2023	2,550,000	2,591,438
Panther BF Aggregator 2 LP 6.250%, 05/15/2026 (A)	100,000	106,313
Penske Automotive Group, Inc.
3.750%, 08/15/2020	415,000	416,556
5.375%, 12/01/2024	1,125,000	1,155,938
5.750%, 10/01/2022	2,000,000	2,021,752
Service Corp. International
4.625%, 12/15/2027	425,000	440,938
5.125%, 06/01/2029	1,175,000	1,254,313
7.500%, 04/01/2027	450,000	549,000
8.000%, 11/15/2021	2,145,000	2,354,138
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,468,125
6.125%, 03/15/2027	350,000	365,313
Telesat Canada 6.500%, 10/15/2027 (A)	125,000	128,900
The William Carter Company 5.625%, 03/15/2027 (A)	1,000,000	1,077,500
Wolverine World Wide, Inc. 5.000%, 09/01/2026 (A)	1,200,000	1,227,000
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026 (A)	1,270,000	1,339,850

113

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Yum! Brands, Inc. 4.750%, 01/15/2030 (A)	$150,000	$155,250
		34,983,597
Consumer staples – 1.4%
Central Garden & Pet Company 5.125%, 02/01/2028	150,000	155,625
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)	375,000	392,813
Darling Ingredients, Inc. 5.250%, 04/15/2027 (A)(B)	500,000	528,125
Lamb Weston Holdings, Inc. 4.625%, 11/01/2024 (A)	25,000	26,406
Pilgrim's Pride Corp.
5.750%, 03/15/2025 (A)	940,000	975,250
5.875%, 09/30/2027 (A)	125,000	135,000
Prestige Brands, Inc.
5.125%, 01/15/2028 (A)	125,000	127,969
6.375%, 03/01/2024 (A)(B)	725,000	754,906
Spectrum Brands, Inc. 5.750%, 07/15/2025	275,000	287,975
		3,384,069
Energy – 15.9%
Antero Midstream Partners LP 5.750%, 01/15/2028 (A)	1,225,000	946,313
Archrock Partners LP
6.000%, 10/01/2022	300,000	300,750
6.875%, 04/01/2027 (A)	450,000	463,322
Baytex Energy Corp.
5.125%, 06/01/2021 (A)(B)	950,000	939,313
5.625%, 06/01/2024 (A)	1,160,000	1,034,674
Buckeye Partners LP 5.850%, 11/15/2043	1,075,000	917,769
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023 (B)	225,000	216,563
8.250%, 07/15/2025	850,000	833,000
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/2027	75,000	82,484
Cheniere Energy Partners LP
4.500%, 10/01/2029 (A)	350,000	351,855
5.250%, 10/01/2025	3,175,000	3,270,250
5.625%, 10/01/2026	400,000	420,992
Continental Resources, Inc. 3.800%, 06/01/2024	325,000	332,559
Denbury Resources, Inc.
7.750%, 02/15/2024 (A)	743,000	552,606
9.000%, 05/15/2021 (A)	1,300,000	1,140,750
9.250%, 03/31/2022 (A)	451,000	373,203
Diamond Offshore Drilling, Inc. 4.875%, 11/01/2043	1,086,000	553,860
EnLink Midstream LLC 5.375%, 06/01/2029	1,350,000	1,143,720
EnLink Midstream Partners LP
4.150%, 06/01/2025	75,000	66,189
4.400%, 04/01/2024	700,000	644,000
4.850%, 07/15/2026	725,000	640,936
Enviva Partners LP 6.500%, 01/15/2026 (A)	650,000	675,480
Era Group, Inc. 7.750%, 12/15/2022 (B)	1,600,000	1,616,000
Gulfport Energy Corp. 6.000%, 10/15/2024	1,250,000	855,875
Hilcorp Energy I LP
5.000%, 12/01/2024 (A)	1,250,000	1,112,988
5.750%, 10/01/2025 (A)	1,325,000	1,150,988
6.250%, 11/01/2028 (A)	225,000	189,277
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Indigo Natural Resources LLC 6.875%, 02/15/2026 (A)	$525,000	$476,438
MPLX LP
5.250%, 01/15/2025 (A)	425,000	446,185
6.375%, 05/01/2024 (A)	275,000	287,664
Murphy Oil Corp.
5.750%, 08/15/2025	125,000	127,966
5.875%, 12/01/2027	125,000	125,651
6.875%, 08/15/2024	585,000	612,290
Murphy Oil USA, Inc. 4.750%, 09/15/2029	75,000	79,193
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	225,000	232,992
7.768%, 12/15/2037 (A)	750,000	958,244
Oceaneering International, Inc. 6.000%, 02/01/2028	1,350,000	1,213,117
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (A)(B)	2,250,000	2,281,510
6.875%, 04/15/2040 (A)	1,207,000	1,252,987
7.500%, 07/15/2038 (A)	201,000	210,045
Rowan Companies, Inc. 4.875%, 06/01/2022	725,000	445,875
SemGroup Corp.
5.625%, 07/15/2022 to 11/15/2023	1,625,000	1,648,751
6.375%, 03/15/2025	1,925,000	2,006,813
7.250%, 03/15/2026	910,000	998,725
Southwestern Energy Company
6.200%, 01/23/2025	15,000	13,050
7.500%, 04/01/2026 (B)	250,000	219,063
7.750%, 10/01/2027 (B)	250,000	217,188
Summit Midstream Holdings LLC 5.750%, 04/15/2025	125,000	94,375
Tallgrass Energy Partners LP 5.500%, 09/15/2024 (A)	2,500,000	2,434,375
Ultra Resources, Inc. 7.125%, 04/15/2025 (A)	2,675,000	234,063
USA Compression Partners LP
6.875%, 04/01/2026	800,000	822,000
6.875%, 09/01/2027 (A)	100,000	102,280
Valaris PLC 5.750%, 10/01/2044	2,575,000	978,500
		39,345,056
Financials – 4.1%
Alliant Holdings Intermediate LLC 6.750%, 10/15/2027 (A)	150,000	158,625
Ally Financial, Inc. 8.000%, 03/15/2020	200,000	202,518
AmWINS Group, Inc. 7.750%, 07/01/2026 (A)	700,000	756,875
CIT Group, Inc.
4.125%, 03/09/2021	40,000	40,750
6.125%, 03/09/2028	50,000	58,750
FirstCash, Inc. 5.375%, 06/01/2024 (A)	1,175,000	1,217,594
HUB International, Ltd. 7.000%, 05/01/2026 (A)	925,000	948,125
Jefferies Finance LLC 6.250%, 06/03/2026 (A)	725,000	752,188
LPL Holdings, Inc. 5.750%, 09/15/2025 (A)	2,425,000	2,562,522
Springleaf Finance Corp.
5.375%, 11/15/2029	625,000	643,750
6.125%, 03/15/2024	400,000	438,004
6.625%, 01/15/2028	400,000	442,000
7.125%, 03/15/2026	600,000	691,500

114

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Springleaf Finance Corp. (continued)
8.250%, 10/01/2023	$225,000	$262,688
USI, Inc. 6.875%, 05/01/2025 (A)	875,000	879,375
		10,055,264
Health care – 8.2%
Bausch Health Americas, Inc. 8.500%, 01/31/2027 (A)	300,000	339,750
Bausch Health Companies, Inc.
5.500%, 03/01/2023 to 11/01/2025 (A)	1,034,000	1,053,005
5.750%, 08/15/2027 (A)	50,000	54,188
5.875%, 05/15/2023 (A)	959,000	970,988
6.125%, 04/15/2025 (A)	1,265,000	1,315,562
6.500%, 03/15/2022 (A)	175,000	179,594
7.000%, 03/15/2024 to 01/15/2028 (A)	425,000	449,597
7.250%, 05/30/2029 (A)(B)	50,000	56,018
Centene Corp.
5.375%, 06/01/2026 (A)	450,000	477,563
6.125%, 02/15/2024	200,000	207,875
Change Healthcare Holdings LLC 5.750%, 03/01/2025 (A)	2,150,000	2,219,875
Charles River Laboratories International, Inc.
4.250%, 05/01/2028 (A)	75,000	75,563
5.500%, 04/01/2026 (A)	250,000	266,250
Community Health Systems, Inc. 5.125%, 08/01/2021 (B)	1,575,000	1,563,188
DaVita, Inc. 5.000%, 05/01/2025 (B)	675,000	696,384
Encompass Health Corp.
4.500%, 02/01/2028	125,000	128,125
4.750%, 02/01/2030	125,000	129,060
5.125%, 03/15/2023	245,000	250,206
5.750%, 11/01/2024 to 09/15/2025	65,000	67,706
Hill-Rom Holdings, Inc.
4.375%, 09/15/2027 (A)	50,000	51,250
5.000%, 02/15/2025 (A)	50,000	52,125
Hologic, Inc.
4.375%, 10/15/2025 (A)	1,300,000	1,339,000
4.625%, 02/01/2028 (A)	150,000	158,250
IQVIA, Inc. 5.000%, 10/15/2026 to 05/15/2027 (A)	700,000	735,000
MEDNAX, Inc.
5.250%, 12/01/2023 (A)	175,000	178,938
6.250%, 01/15/2027 (A)	325,000	330,688
MPH Acquisition Holdings LLC 7.125%, 06/01/2024 (A)	2,225,000	2,019,188
NVA Holdings, Inc. 6.875%, 04/01/2026 (A)	150,000	162,000
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)(B)	400,000	331,900
Select Medical Corp. 6.250%, 08/15/2026 (A)	625,000	670,313
Surgery Center Holdings, Inc. 6.750%, 07/01/2025 (A)(B)	325,000	312,813
Tenet Healthcare Corp.
4.625%, 07/15/2024	775,000	802,125
4.875%, 01/01/2026 (A)	400,000	415,500
5.125%, 11/01/2027 (A)	100,000	104,500
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	500,000	363,750
6.750%, 03/01/2028 (B)	1,500,000	1,473,300
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Vizient, Inc. 6.250%, 05/15/2027 (A)	$125,000	$135,313
WellCare Health Plans, Inc. 5.375%, 08/15/2026 (A)	100,000	106,500
		20,242,950
Industrials – 9.6%
ACCO Brands Corp. 5.250%, 12/15/2024 (A)(B)	25,000	25,938
Advanced Disposal Services, Inc. 5.625%, 11/15/2024 (A)	1,925,000	2,009,219
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	575,000	590,813
5.000%, 10/01/2024 (A)	2,625,000	2,687,344
5.875%, 06/01/2029 (A)(B)	350,000	377,563
BBA US Holdings, Inc.
4.000%, 03/01/2028 (A)	525,000	528,439
5.375%, 05/01/2026 (A)	1,375,000	1,445,785
Covanta Holding Corp.
5.875%, 03/01/2024 to 07/01/2025	1,250,000	1,295,000
6.000%, 01/01/2027 (B)	475,000	497,563
Fortress Transportation & Infrastructure Investors LLC 6.500%, 10/01/2025 (A)	950,000	977,712
Harsco Corp. 5.750%, 07/31/2027 (A)	50,000	52,625
IAA, Inc. 5.500%, 06/15/2027 (A)	1,125,000	1,183,056
KAR Auction Services, Inc. 5.125%, 06/01/2025 (A)(B)	3,250,000	3,302,813
RBS Global, Inc. 4.875%, 12/15/2025 (A)	1,250,000	1,284,375
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025 (A)	2,650,000	2,759,074
Sensata Technologies BV 5.625%, 11/01/2024 (A)	1,600,000	1,760,000
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (A)	250,000	268,593
Stevens Holding Company, Inc. 6.125%, 10/01/2026 (A)	1,250,000	1,353,125
TriMas Corp. 4.875%, 10/15/2025 (A)	1,325,000	1,354,813
		23,753,850
Information technology – 5.3%
Cardtronics, Inc. 5.500%, 05/01/2025 (A)	1,800,000	1,862,046
CDK Global, Inc.
4.875%, 06/01/2027	150,000	157,142
5.000%, 10/15/2024 (B)	600,000	648,750
5.250%, 05/15/2029 (A)	100,000	106,015
5.875%, 06/15/2026	125,000	133,594
CommScope Technologies LLC 6.000%, 06/15/2025 (A)	525,000	506,625
CommScope, Inc. 8.250%, 03/01/2027 (A)	50,000	50,248
Dell International LLC
5.875%, 06/15/2021 (A)	1,207,000	1,225,105
7.125%, 06/15/2024 (A)(B)	2,275,000	2,405,813
Fair Isaac Corp. 5.250%, 05/15/2026 (A)	725,000	790,250
Gartner, Inc. 5.125%, 04/01/2025 (A)	615,000	644,797
Infor US, Inc. 6.500%, 05/15/2022	355,000	361,674

115

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
NCR Corp.
5.000%, 07/15/2022	$1,510,000	$1,524,723
5.875%, 12/15/2021	900,000	900,563
6.375%, 12/15/2023	750,000	768,113
NortonLifeLock, Inc. 5.000%, 04/15/2025 (A)	125,000	126,246
Qorvo, Inc. 4.375%, 10/15/2029 (A)	200,000	203,250
SS&C Technologies, Inc. 5.500%, 09/30/2027 (A)	700,000	748,965
		13,163,919
Materials – 5.4%
Ardagh Packaging Finance PLC
4.125%, 08/15/2026 (A)	600,000	609,000
4.250%, 09/15/2022 (A)	200,000	202,500
Ball Corp.
4.375%, 12/15/2020	750,000	765,000
4.875%, 03/15/2026	250,000	273,443
5.000%, 03/15/2022	175,000	184,188
5.250%, 07/01/2025	75,000	83,804
Berry Global, Inc.
5.125%, 07/15/2023	250,000	256,563
5.625%, 07/15/2027 (A)(B)	100,000	106,500
6.000%, 10/15/2022	640,000	651,200
Crown Americas LLC
4.250%, 09/30/2026 (B)	775,000	802,125
4.750%, 02/01/2026	800,000	839,000
Flex Acquisition Company, Inc.
6.875%, 01/15/2025 (A)(B)	1,350,000	1,285,875
7.875%, 07/15/2026 (A)(B)	250,000	238,750
Kaiser Aluminum Corp. 4.625%, 03/01/2028 (A)	275,000	282,260
Novelis Corp.
5.875%, 09/30/2026 (A)	250,000	261,875
6.250%, 08/15/2024 (A)	125,000	131,443
OI European Group BV 4.000%, 03/15/2023 (A)	350,000	349,125
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (A)	175,000	181,125
5.375%, 01/15/2025 (A)	850,000	860,625
5.875%, 08/15/2023 (A)	913,000	966,639
6.375%, 08/15/2025 (A)(B)	800,000	846,000
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023 (A)	450,000	460,125
Sealed Air Corp. 5.125%, 12/01/2024 (A)	1,165,000	1,256,744
Silgan Holdings, Inc.
4.125%, 02/01/2028 (A)	650,000	651,222
4.750%, 03/15/2025	125,000	127,813
Trivium Packaging Finance BV
5.500%, 08/15/2026 (A)(B)	250,000	262,504
8.500%, 08/15/2027 (A)	150,000	163,125
Valvoline, Inc. 5.500%, 07/15/2024	250,000	260,268
		13,358,841
Real estate – 3.3%
CoreCivic, Inc.
4.625%, 05/01/2023	300,000	292,875
5.000%, 10/15/2022	800,000	799,000
Iron Mountain, Inc.
4.375%, 06/01/2021 (A)	975,000	981,094
6.000%, 08/15/2023	250,000	256,445
MPT Operating Partnership LP
4.625%, 08/01/2029	275,000	288,398
5.000%, 10/15/2027	725,000	761,250
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
MPT Operating Partnership LP (continued)
5.250%, 08/01/2026	$800,000	$850,168
5.500%, 05/01/2024	715,000	734,663
6.375%, 03/01/2024	60,000	62,756
SBA Communications Corp.
4.000%, 10/01/2022	525,000	534,844
4.875%, 07/15/2022	100,000	101,375
The GEO Group, Inc.
5.125%, 04/01/2023	210,000	185,850
5.875%, 01/15/2022 to 10/15/2024	1,665,000	1,541,588
6.000%, 04/15/2026	975,000	772,688
		8,162,994
Utilities – 6.7%
AmeriGas Partners LP 5.750%, 05/20/2027	100,000	109,000
NextEra Energy Operating Partners LP
4.250%, 07/15/2024 to 09/15/2024 (A)	825,000	847,566
4.500%, 09/15/2027 (A)	725,000	739,500
NSG Holdings LLC 7.750%, 12/15/2025 (A)(B)	2,548,003	2,764,583
Pattern Energy Group, Inc. 5.875%, 02/01/2024 (A)	3,800,000	3,914,000
Rockpoint Gas Storage Canada, Ltd. 7.000%, 03/31/2023 (A)	987,000	988,234
Southern Star Central Corp. 5.125%, 07/15/2022 (A)	1,900,000	1,919,000
Suburban Propane Partners LP 5.875%, 03/01/2027	175,000	179,463
TerraForm Global Operating LLC 6.125%, 03/01/2026 (A)	950,000	988,000
TerraForm Power Operating LLC
4.250%, 01/31/2023 (A)	2,250,000	2,288,441
4.750%, 01/15/2030 (A)	325,000	326,609
5.000%, 01/31/2028 (A)	1,525,000	1,585,055
		16,649,451
TOTAL CORPORATE BONDS (Cost $220,693,701)		$222,551,988
CONVERTIBLE BONDS – 0.5%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	575,000	542,297
Energy – 0.3%
Denbury Resources, Inc. 6.375%, 12/31/2024 (A)	531,000	289,781
Whiting Petroleum Corp. 1.250%, 04/01/2020	545,000	518,606
		808,387
TOTAL CONVERTIBLE BONDS (Cost $1,469,084)		$1,350,684
TERM LOANS (C) – 4.1%
Communication services – 1.8%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan (1 month LIBOR + 3.250%) 4.952%, 07/23/2021	918,575	865,068
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.250%) 5.960%, 08/27/2026	3,708,749	3,554,836
		4,419,904

116

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (C) (continued)
Consumer discretionary – 0.4%
CCM Merger, Inc., New Term Loan B (1 month LIBOR + 2.250%) 3.952%, 08/08/2021	$288,010	$287,578
Montreign Operating Company LLC, Term Loan B (3 month LIBOR + 8.250%) 10.159%, 01/24/2023	723,164	629,927
		917,505
Consumer staples – 0.1%
Atkins Nutritionals Holdings, Inc., 2017 Term Loan B 07/07/2024 TBD (D)	150,000	150,750
Energy – 0.5%
EPIC Crude Services LP, Term Loan B (6 month LIBOR + 5.000%) 7.040%, 03/02/2026	600,000	564,750
Hornbeck Offshore Services, Inc., 2nd Lien Term Loan (3 month LIBOR + 9.500%) 9.500%, 02/05/2025	497,250	338,130
Ultra Resources, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750% Cash or 0.250% PIK) 5.702%, 04/12/2024	672,365	396,359
		1,299,239
Financials – 1.0%
Capital Automotive LP, 2017 2nd Lien Term Loan (1 month LIBOR + 6.000%) 7.710%, 03/24/2025	329,268	329,475
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 5.903%, 04/25/2025	150,000	150,306
Nexus Buyer LLC, Term Loan B (1 month LIBOR + 3.750%) 5.505%, 11/09/2026	475,000	477,375
USI, Inc., 2019 Term Loan B 12/02/2026 TBD (D)	150,000	149,750
Victory Capital Holdings, Inc., 2019 Term Loan B (3 month LIBOR + 3.250%) 5.349%, 07/01/2026	1,369,636	1,375,348
		2,482,254
Information technology – 0.3%
Emerald TopCo, Inc., Term Loan (1 month LIBOR + 3.500%) 5.202%, 07/24/2026	675,000	671,504
Materials – 0.0%
Clearwater Paper Corp., Term Loan B (1 week LIBOR + 3.250%) 4.875%, 07/26/2026	150,000	149,625
TOTAL TERM LOANS (Cost $10,565,940)		$10,090,781
RIGHTS – 0.1%
DISH Network Corp. (Expiration Date: 12-9-19; Strike Price: $33.52) (E)	477	325
Texas Competitive Electric Holdings Company LLC (E)(F)	215,025	189,222
TOTAL RIGHTS (Cost $1,079,996)		$189,547
ESCROW CERTIFICATES – 0.0%
Texas Competitive Electric Holdings Company LLC 11.500%, 10/01/2020 (E)(G)	$13,200,000	19,800
TOTAL ESCROW CERTIFICATES (Cost $6,477)		$19,800
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 12.4%
Short-term funds – 12.4%
John Hancock Collateral Trust, 1.7887% (H)(I)	1,968,026	$19,692,654
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (H)	10,944,818	10,944,818
TOTAL SHORT-TERM INVESTMENTS (Cost $30,636,674)		$30,637,472
Total Investments (U.S. High Yield Bond Fund) (Cost $264,451,872) – 107.0%		$264,840,272
Other assets and liabilities, net – (7.0%)		(17,317,390)
TOTAL NET ASSETS – 100.0%		$247,522,882
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $141,814,198 or 57.3% of the fund's net assets as of 11-30-19.
(B)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $19,269,999.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	Non-income producing security.
(F)	Strike price and/or expiration date not available.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	The rate shown is the annualized seven-day yield as of 11-30-19.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Communication services – 11.2%
Diversified telecommunication services – 2.1%
AT&T, Inc.	386,445	$14,445,314
CenturyLink, Inc.	51,919	752,306
Verizon Communications, Inc.	218,740	13,176,898
		28,374,518
Entertainment – 2.1%
Activision Blizzard, Inc.	41,923	2,298,638
Electronic Arts, Inc. (A)	16,108	1,627,069
Netflix, Inc. (A)	23,931	7,530,128
Take-Two Interactive Software, Inc. (A)	6,186	750,671
The Walt Disney Company	98,458	14,924,264
Viacom, Inc., Class B	19,347	465,682
		27,596,452
Interactive media and services – 5.4%
Alphabet, Inc., Class A (A)	16,372	21,350,561
Alphabet, Inc., Class C (A)	16,517	21,554,024
Facebook, Inc., Class A (A)	131,490	26,513,644
TripAdvisor, Inc.	5,739	162,988

117

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Twitter, Inc. (A)	42,251	$1,305,978
		70,887,195
Media – 1.5%
CBS Corp., Class B	17,886	722,237
Charter Communications, Inc., Class A (A)	8,837	4,153,478
Comcast Corp., Class A	247,899	10,944,741
Discovery, Inc., Series A (A)(B)	8,638	284,536
Discovery, Inc., Series C (A)	18,963	578,751
DISH Network Corp., Class A (A)	13,862	473,665
Fox Corp., Class A	19,372	692,743
Fox Corp., Class B	8,874	310,413
Media General, Inc. (A)(C)	7,175	689
News Corp., Class A	21,076	271,459
News Corp., Class B	6,659	87,699
Omnicom Group, Inc.	11,889	944,938
The Interpublic Group of Companies, Inc.	21,165	474,096
		19,939,445
Wireless telecommunication services – 0.1%
T-Mobile US, Inc. (A)	16,720	1,313,356
		148,110,966
Consumer discretionary – 9.5%
Auto components – 0.1%
Aptiv PLC	5,398	506,764
BorgWarner, Inc.	4,351	182,960
		689,724
Automobiles – 0.1%
Ford Motor Company	82,571	748,093
General Motors Company	26,472	952,992
Harley-Davidson, Inc.	3,302	120,127
		1,821,212
Distributors – 0.1%
Genuine Parts Company	9,892	1,032,428
LKQ Corp. (A)	20,870	736,294
		1,768,722
Diversified consumer services – 0.0%
H&R Block, Inc.	10,435	254,405
Hotels, restaurants and leisure – 1.9%
Carnival Corp.	20,817	938,430
Chipotle Mexican Grill, Inc. (A)	1,326	1,079,258
Darden Restaurants, Inc.	6,385	756,239
Hilton Worldwide Holdings, Inc.	14,913	1,565,865
Las Vegas Sands Corp.	17,609	1,104,965
Marriott International, Inc., Class A	14,212	1,994,796
McDonald's Corp.	39,483	7,678,654
MGM Resorts International	27,108	866,101
Norwegian Cruise Line Holdings, Ltd. (A)	11,209	601,251
Royal Caribbean Cruises, Ltd.	8,934	1,072,259
Starbucks Corp.	62,230	5,316,309
Wynn Resorts, Ltd.	5,035	608,480
Yum! Brands, Inc.	15,819	1,592,499
		25,175,106
Household durables – 0.4%
D.R. Horton, Inc.	15,946	882,611
Garmin, Ltd.	6,846	668,786
Hamilton Beach Brands Holding Company, Class B	294	5,780
Leggett & Platt, Inc.	6,229	325,901
Lennar Corp., A Shares	13,475	803,784
Mohawk Industries, Inc. (A)	2,838	395,532
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Newell Brands, Inc.	18,055	$347,017
NVR, Inc. (A)	163	618,078
PulteGroup, Inc.	12,213	484,245
Whirlpool Corp.	3,010	430,731
		4,962,465
Internet and direct marketing retail – 2.5%
Amazon.com, Inc. (A)	15,958	28,737,166
Booking Holdings, Inc. (A)	1,633	3,109,281
eBay, Inc.	30,281	1,075,581
Expedia Group, Inc.	5,371	546,016
		33,468,044
Leisure products – 0.0%
Hasbro, Inc.	5,967	606,844
Multiline retail – 0.5%
Dollar General Corp.	12,831	2,019,086
Dollar Tree, Inc. (A)	11,811	1,080,234
Kohl's Corp.	7,943	373,400
Macy's, Inc.	15,419	236,219
Nordstrom, Inc. (B)	5,335	203,637
Target Corp.	25,502	3,188,005
		7,100,581
Specialty retail – 3.2%
Advance Auto Parts, Inc.	4,942	776,289
AutoZone, Inc. (A)	1,698	2,000,108
Best Buy Company, Inc.	16,058	1,294,917
CarMax, Inc. (A)	11,464	1,114,989
L Brands, Inc.	16,074	307,656
Lowe's Companies, Inc.	53,433	6,268,225
O'Reilly Automotive, Inc. (A)	5,297	2,342,757
Ross Stores, Inc.	25,248	2,932,555
The Gap, Inc.	14,829	246,310
The Home Depot, Inc.	75,819	16,718,848
The TJX Companies, Inc.	83,696	5,116,336
Tiffany & Company	7,527	1,007,113
Tractor Supply Company	8,257	779,791
Ulta Beauty, Inc. (A)	4,074	952,746
		41,858,640
Textiles, apparel and luxury goods – 0.7%
Capri Holdings, Ltd. (A)	7,182	266,739
Hanesbrands, Inc.	17,131	258,164
NIKE, Inc., Class B	59,315	5,545,359
PVH Corp.	3,513	340,620
Ralph Lauren Corp.	2,456	263,627
Tapestry, Inc.	13,591	365,462
Under Armour, Inc., Class A (A)(B)	8,914	168,385
Under Armour, Inc., Class C (A)	9,209	159,316
VF Corp.	15,470	1,369,714
		8,737,386
		126,443,129
Consumer staples – 8.0%
Beverages – 1.9%
Brown-Forman Corp., Class B	9,781	663,347
Constellation Brands, Inc., Class A	8,987	1,672,121
Molson Coors Brewing Company, Class B	10,095	509,596
Monster Beverage Corp. (A)	20,789	1,243,598
PepsiCo, Inc.	75,135	10,205,587
The Coca-Cola Company	206,806	11,043,440
		25,337,689
Food and staples retailing – 1.7%
Costco Wholesale Corp.	24,066	7,215,227
Sysco Corp.	28,082	2,262,005

118

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
The Kroger Company	43,712	$1,195,086
Walgreens Boots Alliance, Inc.	41,514	2,474,234
Walmart, Inc.	77,823	9,267,941
		22,414,493
Food products – 1.2%
Archer-Daniels-Midland Company	29,931	1,284,938
Campbell Soup Company	9,063	422,064
Conagra Brands, Inc.	26,149	754,922
General Mills, Inc.	32,430	1,729,168
Hormel Foods Corp.	14,921	664,432
Kellogg Company	13,362	870,133
Lamb Weston Holdings, Inc.	7,828	657,395
McCormick & Company, Inc.	6,612	1,119,081
Mondelez International, Inc., Class A	77,498	4,071,745
The Hershey Company	8,005	1,186,021
The J.M. Smucker Company	6,129	644,097
The Kraft Heinz Company	33,436	1,019,798
Tyson Foods, Inc., Class A	15,835	1,423,408
		15,847,202
Household products – 2.1%
Church & Dwight Company, Inc.	15,308	1,075,234
Colgate-Palmolive Company	53,155	3,604,972
Kimberly-Clark Corp.	21,324	2,907,314
The Clorox Company	7,790	1,154,712
The Procter & Gamble Company	155,044	18,924,671
		27,666,903
Personal products – 0.2%
Coty, Inc., Class A	18,223	210,293
The Estee Lauder Companies, Inc., Class A	13,705	2,678,916
		2,889,209
Tobacco – 0.9%
Altria Group, Inc.	100,387	4,989,234
Philip Morris International, Inc.	83,608	6,933,611
		11,922,845
		106,078,341
Energy – 1.8%
Energy equipment and services – 0.2%
Baker Hughes Company	14,362	321,996
Halliburton Company	19,380	406,786
Helmerich & Payne, Inc.	2,421	95,702
National Oilwell Varco, Inc.	8,538	192,532
Schlumberger, Ltd.	30,599	1,107,684
TechnipFMC PLC	9,286	174,948
		2,299,648
Oil, gas and consumable fuels – 1.6%
Apache Corp.	8,318	185,325
Cabot Oil & Gas Corp.	9,257	147,557
Chevron Corp.	42,002	4,919,694
Cimarex Energy Company	2,245	103,203
Concho Resources, Inc.	4,449	322,819
ConocoPhillips	24,562	1,472,246
Devon Energy Corp.	8,943	195,762
Diamondback Energy, Inc.	3,607	278,965
EOG Resources, Inc.	12,840	910,356
Exxon Mobil Corp.	93,613	6,377,854
Hess Corp.	5,726	355,527
HollyFrontier Corp.	3,350	172,693
Kinder Morgan, Inc.	43,075	844,701
Marathon Oil Corp.	17,789	207,242
Marathon Petroleum Corp.	14,565	883,222
Noble Energy, Inc.	10,581	219,662
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	19,791	$763,339
ONEOK, Inc.	9,137	649,184
Phillips 66	9,924	1,138,481
Pioneer Natural Resources Company	3,698	472,752
The Williams Companies, Inc.	26,816	609,260
Valero Energy Corp.	9,169	875,548
		22,105,392
		24,405,040
Financials – 10.1%
Banks – 4.3%
Bank of America Corp.	322,999	10,762,327
BB&T Corp.	29,540	1,616,429
Citigroup, Inc.	87,099	6,542,877
Citizens Financial Group, Inc.	17,238	662,973
Comerica, Inc.	5,759	405,491
Fifth Third Bancorp	28,164	850,271
First Republic Bank	6,486	712,811
Huntington Bancshares, Inc.	40,014	595,808
JPMorgan Chase & Co.	123,281	16,243,505
KeyCorp	38,681	750,025
M&T Bank Corp.	5,154	849,070
People's United Financial, Inc.	17,100	282,150
Regions Financial Corp.	38,470	640,141
SunTrust Banks, Inc.	17,116	1,212,497
SVB Financial Group (A)	1,987	460,448
The PNC Financial Services Group, Inc.	17,167	2,630,156
U.S. Bancorp	55,289	3,318,999
Wells Fargo & Company	154,591	8,419,026
Zions Bancorp NA	6,823	339,649
		57,294,653
Capital markets – 2.7%
Affiliated Managers Group, Inc.	2,505	213,852
Ameriprise Financial, Inc.	6,475	1,061,058
BlackRock, Inc.	5,812	2,876,417
Cboe Global Markets, Inc.	5,525	656,923
CME Group, Inc.	17,717	3,591,767
E*TRADE Financial Corp.	11,221	497,090
Franklin Resources, Inc.	13,955	383,623
Intercontinental Exchange, Inc.	27,727	2,611,052
Invesco, Ltd.	19,060	334,694
MarketAxess Holdings, Inc.	1,868	754,336
Moody's Corp.	8,050	1,824,694
Morgan Stanley	62,147	3,075,034
MSCI, Inc.	4,191	1,086,265
Nasdaq, Inc.	5,704	597,779
Northern Trust Corp.	10,632	1,140,176
Raymond James Financial, Inc.	6,114	549,159
S&P Global, Inc.	12,186	3,225,025
State Street Corp.	18,434	1,384,393
T. Rowe Price Group, Inc.	11,655	1,440,092
The Bank of New York Mellon Corp.	42,441	2,078,336
The Charles Schwab Corp.	57,560	2,849,220
The Goldman Sachs Group, Inc.	16,011	3,544,035
		35,775,020
Consumer finance – 0.7%
American Express Company	33,660	4,043,239
Capital One Financial Corp.	23,270	2,327,233
Discover Financial Services	15,745	1,336,278
Synchrony Financial	30,198	1,129,707
		8,836,457
Diversified financial services – 1.6%
Berkshire Hathaway, Inc., Class B (A)	97,015	21,372,405

119

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
First Eagle Private Credit LLC (A)(C)	2,317	$560
		21,372,965
Insurance – 0.8%
Aflac, Inc.	12,173	667,567
American International Group, Inc.	14,303	753,196
Aon PLC	3,878	789,600
Arthur J. Gallagher & Company	3,059	285,313
Assurant, Inc.	1,005	133,534
Chubb, Ltd.	7,493	1,135,040
Cincinnati Financial Corp.	2,498	267,411
Everest Re Group, Ltd.	670	181,744
Globe Life, Inc.	1,650	169,554
Lincoln National Corp.	3,291	194,334
Loews Corp.	4,276	217,648
Marsh & McLennan Companies, Inc.	8,325	899,683
MetLife, Inc.	13,087	653,172
Principal Financial Group, Inc.	4,263	234,891
Prudential Financial, Inc.	6,610	618,828
The Allstate Corp.	5,412	602,626
The Hartford Financial Services Group, Inc.	5,945	367,758
The Progressive Corp.	9,612	702,157
The Travelers Companies, Inc.	4,281	585,298
Unum Group	3,430	105,438
Willis Towers Watson PLC	2,121	416,649
		9,981,441
		133,260,536
Health care – 14.1%
Biotechnology – 2.0%
AbbVie, Inc.	72,099	6,325,245
Alexion Pharmaceuticals, Inc. (A)	10,935	1,245,934
Amgen, Inc.	29,245	6,864,386
Biogen, Inc. (A)	8,995	2,696,791
Gilead Sciences, Inc.	61,760	4,152,742
Incyte Corp. (A)	8,705	819,663
Regeneron Pharmaceuticals, Inc. (A)	3,897	1,437,993
Vertex Pharmaceuticals, Inc. (A)	12,534	2,779,415
		26,322,169
Health care equipment and supplies – 3.7%
Abbott Laboratories	94,918	8,110,743
ABIOMED, Inc. (A)	2,437	478,091
Align Technology, Inc. (A)	3,903	1,082,458
Baxter International, Inc.	27,420	2,247,617
Becton, Dickinson and Company	14,498	3,747,733
Boston Scientific Corp. (A)	74,810	3,235,533
Danaher Corp.	34,289	5,005,508
DENTSPLY SIRONA, Inc.	12,040	680,742
Edwards Lifesciences Corp. (A)	11,169	2,735,735
Hologic, Inc. (A)	14,356	736,750
IDEXX Laboratories, Inc. (A)	4,623	1,163,054
Intuitive Surgical, Inc. (A)	6,190	3,670,051
Medtronic PLC	72,055	8,026,206
ResMed, Inc.	7,716	1,154,314
Stryker Corp.	17,232	3,530,148
Teleflex, Inc.	2,483	877,343
The Cooper Companies, Inc.	2,662	833,446
Varian Medical Systems, Inc. (A)	4,890	653,940
Zimmer Biomet Holdings, Inc.	11,027	1,602,003
		49,571,415
Health care providers and services – 3.1%
AmerisourceBergen Corp.	8,167	717,961
Anthem, Inc.	13,739	3,965,900
Cardinal Health, Inc.	16,011	881,085
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Centene Corp. (A)	22,213	$1,343,220
Cigna Corp.	20,279	4,054,178
CVS Health Corp.	69,843	5,257,083
DaVita, Inc. (A)	4,876	349,951
HCA Healthcare, Inc.	14,284	1,980,619
Henry Schein, Inc. (A)	7,962	548,582
Humana, Inc.	7,255	2,475,624
Laboratory Corp. of America Holdings (A)	5,247	904,006
McKesson Corp.	9,930	1,436,275
Quest Diagnostics, Inc.	7,233	770,676
UnitedHealth Group, Inc.	50,895	14,243,984
Universal Health Services, Inc., Class B	4,363	608,595
WellCare Health Plans, Inc. (A)	2,702	870,233
		40,407,972
Health care technology – 0.1%
Cerner Corp.	17,099	1,224,117
Life sciences tools and services – 0.9%
Agilent Technologies, Inc.	14,175	1,144,915
Illumina, Inc. (A)	6,733	2,159,677
IQVIA Holdings, Inc. (A)	8,345	1,218,203
Mettler-Toledo International, Inc. (A)	1,127	810,775
PerkinElmer, Inc.	5,088	472,675
Thermo Fisher Scientific, Inc.	18,343	5,758,785
Waters Corp. (A)	3,058	679,090
		12,244,120
Pharmaceuticals – 4.3%
Allergan PLC	15,968	2,953,122
Bristol-Myers Squibb Company	114,122	6,498,107
Corium International, Inc. (A)(C)	1,251	225
Elanco Animal Health, Inc. (A)(C)	2,471	63
Eli Lilly & Company	41,355	4,853,009
Johnson & Johnson	128,465	17,662,653
Merck & Company, Inc.	124,630	10,865,243
Mylan NV (A)	25,111	471,585
Perrigo Company PLC	6,623	339,296
Pfizer, Inc.	269,232	10,370,817
Zoetis, Inc.	23,246	2,801,608
		56,815,728
		186,585,521
Industrials – 7.7%
Aerospace and defense – 2.6%
Arconic, Inc.	19,810	613,318
General Dynamics Corp.	11,965	2,174,519
Huntington Ingalls Industries, Inc.	2,114	532,030
L3Harris Technologies, Inc.	11,418	2,296,046
Lockheed Martin Corp.	12,709	4,969,600
Northrop Grumman Corp.	8,047	2,830,693
Raytheon Company	14,242	3,096,496
Textron, Inc.	11,768	544,152
The Boeing Company	27,338	10,010,629
TransDigm Group, Inc.	2,539	1,439,867
United Technologies Corp.	41,481	6,153,292
		34,660,642
Air freight and logistics – 0.3%
C.H. Robinson Worldwide, Inc.	3,714	285,421
Expeditors International of Washington, Inc.	4,684	350,176
FedEx Corp.	6,585	1,053,929
United Parcel Service, Inc., Class B	19,160	2,294,027
		3,983,553
Airlines – 0.2%
Alaska Air Group, Inc. (B)	3,382	233,392

120

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
American Airlines Group, Inc.	10,873	$312,490
Delta Air Lines, Inc.	15,877	909,911
Southwest Airlines Company	13,273	765,056
United Airlines Holdings, Inc. (A)	6,062	562,554
		2,783,403
Building products – 0.3%
Allegion PLC	4,558	547,097
AO Smith Corp.	6,754	326,894
Fortune Brands Home & Security, Inc.	6,829	432,003
Johnson Controls International PLC	38,845	1,663,731
Masco Corp.	14,131	657,798
		3,627,523
Commercial services and supplies – 0.4%
Cintas Corp.	4,279	1,099,960
Copart, Inc. (A)	10,394	925,066
Republic Services, Inc.	10,913	967,437
Rollins, Inc.	7,259	260,235
Waste Management, Inc.	20,120	2,271,749
		5,524,447
Construction and engineering – 0.1%
Jacobs Engineering Group, Inc.	8,719	802,933
Quanta Services, Inc.	9,149	380,964
		1,183,897
Electrical equipment – 0.5%
AMETEK, Inc.	11,618	1,150,298
Eaton Corp. PLC	21,369	1,976,633
Emerson Electric Company	31,296	2,311,523
Rockwell Automation, Inc.	5,953	1,165,836
		6,604,290
Industrial conglomerates – 1.4%
3M Company	29,654	5,034,360
General Electric Company	449,851	5,069,821
Honeywell International, Inc.	37,088	6,622,062
Roper Technologies, Inc.	5,361	1,931,944
		18,658,187
Machinery – 0.9%
Caterpillar, Inc.	15,061	2,179,779
Cummins, Inc.	4,224	772,401
Deere & Company	8,429	1,416,493
Dover Corp.	3,893	433,992
Flowserve Corp.	3,512	171,034
Fortive Corp.	7,905	570,504
IDEX Corp.	2,031	330,525
Illinois Tool Works, Inc.	7,880	1,373,720
Ingersoll-Rand PLC	6,467	847,888
PACCAR, Inc.	9,273	754,544
Parker-Hannifin Corp.	3,438	683,440
Pentair PLC	4,499	199,531
Snap-on, Inc.	1,478	237,160
Stanley Black & Decker, Inc.	4,062	640,740
Wabtec Corp.	4,875	383,029
Xylem, Inc.	4,819	373,521
		11,368,301
Professional services – 0.3%
Equifax, Inc.	6,232	870,236
IHS Markit, Ltd. (A)	20,677	1,502,184
Nielsen Holdings PLC	18,336	358,469
Robert Half International, Inc.	6,060	352,692
Verisk Analytics, Inc.	8,429	1,243,109
		4,326,690
Road and rail – 0.5%
CSX Corp.	21,899	1,566,654
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
J.B. Hunt Transport Services, Inc.	2,343	$270,898
Kansas City Southern	2,760	420,679
Norfolk Southern Corp.	7,227	1,398,425
Union Pacific Corp.	19,330	3,401,887
		7,058,543
Trading companies and distributors – 0.2%
Fastenal Company	27,132	963,729
United Rentals, Inc. (A)	3,651	558,786
W.W. Grainger, Inc.	2,091	662,742
		2,185,257
		101,964,733
Information technology – 25.7%
Communications equipment – 1.1%
Arista Networks, Inc. (A)	3,264	636,904
Cisco Systems, Inc.	254,676	11,539,370
F5 Networks, Inc. (A)	3,607	525,576
Juniper Networks, Inc.	20,745	519,870
Motorola Solutions, Inc.	9,932	1,661,624
		14,883,344
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	17,844	1,855,776
CDW Corp.	8,682	1,172,504
Corning, Inc.	46,844	1,360,350
FLIR Systems, Inc.	8,135	435,711
IPG Photonics Corp. (A)	2,138	303,788
Keysight Technologies, Inc. (A)	11,253	1,204,409
TE Connectivity, Ltd.	20,153	1,868,385
		8,200,923
IT services – 6.6%
Accenture PLC, Class A	38,634	7,771,615
Akamai Technologies, Inc. (A)	10,004	871,548
Alliance Data Systems Corp.	2,484	265,564
Automatic Data Processing, Inc.	26,312	4,493,563
Broadridge Financial Solutions, Inc.	6,930	857,310
Cognizant Technology Solutions Corp., Class A	33,489	2,146,980
DXC Technology Company	15,884	592,950
Fidelity National Information Services, Inc.	37,197	5,138,766
Fiserv, Inc. (A)	34,612	4,023,299
FleetCor Technologies, Inc. (A)	5,249	1,611,023
Gartner, Inc. (A)	5,465	876,914
Global Payments, Inc.	18,193	3,294,752
IBM Corp.	53,716	7,222,116
Jack Henry & Associates, Inc.	4,669	709,408
Leidos Holdings, Inc.	8,197	744,615
Mastercard, Inc., Class A	54,134	15,819,579
Paychex, Inc.	19,392	1,670,039
PayPal Holdings, Inc. (A)	71,349	7,706,405
The Western Union Company	25,703	690,897
VeriSign, Inc. (A)	6,316	1,204,714
Visa, Inc., Class A	104,716	19,321,149
		87,033,206
Semiconductors and semiconductor equipment – 5.2%
Advanced Micro Devices, Inc. (A)	69,332	2,714,348
Analog Devices, Inc.	23,593	2,664,829
Applied Materials, Inc.	58,999	3,416,042
Broadcom, Inc.	25,424	8,039,323
Intel Corp.	282,937	16,424,493
KLA Corp.	10,171	1,666,620
Lam Research Corp.	9,231	2,463,108
Maxim Integrated Products, Inc.	17,326	981,864
Microchip Technology, Inc.	15,203	1,437,292

121

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc. (A)	70,498	$3,349,360
NVIDIA Corp.	38,896	8,430,319
Qorvo, Inc. (A)	7,523	783,972
QUALCOMM, Inc.	72,928	6,093,134
Skyworks Solutions, Inc.	10,966	1,077,958
Texas Instruments, Inc.	59,629	7,168,002
Xilinx, Inc.	16,133	1,496,820
		68,207,484
Software – 6.6%
Adobe, Inc. (A)	23,132	7,160,048
ANSYS, Inc. (A)	4,008	1,020,798
Autodesk, Inc. (A)	10,464	1,892,938
Cadence Design Systems, Inc. (A)	13,350	937,838
Citrix Systems, Inc.	5,863	661,405
Fortinet, Inc. (A)	6,763	710,859
Intuit, Inc.	12,393	3,208,424
Microsoft Corp.	363,838	55,077,796
NortonLifeLock, Inc.	27,094	674,641
Oracle Corp.	104,911	5,889,704
salesforce.com, Inc. (A)	41,790	6,807,173
ServiceNow, Inc. (A)	8,933	2,528,396
Synopsys, Inc. (A)	7,161	1,009,987
		87,580,007
Technology hardware, storage and peripherals – 5.6%
Apple, Inc.	254,840	68,105,980
Hewlett Packard Enterprise Company	78,323	1,239,853
HP, Inc.	88,901	1,785,132
NetApp, Inc.	14,272	864,740
Seagate Technology PLC	14,203	847,635
Western Digital Corp.	17,757	893,710
Xerox Holdings Corp.	11,417	444,464
		74,181,514
		340,086,478
Materials – 2.6%
Chemicals – 1.9%
A. Schulman, Inc. (A)(C)	1,188	514
Air Products & Chemicals, Inc.	11,042	2,609,556
Albemarle Corp.	5,311	347,233
Celanese Corp.	6,200	778,534
CF Industries Holdings, Inc.	10,940	505,537
Corteva, Inc.	37,525	976,401
Dow, Inc.	37,241	1,987,552
DuPont de Nemours, Inc.	37,355	2,420,978
Eastman Chemical Company	6,865	538,010
Ecolab, Inc.	12,544	2,341,588
FMC Corp.	6,536	640,267
International Flavors & Fragrances, Inc. (B)	5,350	755,581
Linde PLC	27,088	5,585,816
LyondellBasell Industries NV, Class A	12,935	1,197,005
PPG Industries, Inc.	11,840	1,525,466
The Mosaic Company	17,788	338,861
The Sherwin-Williams Company	4,114	2,398,997
		24,947,896
Construction materials – 0.1%
Martin Marietta Materials, Inc.	3,129	839,824
Vulcan Materials Company	6,629	940,456
		1,780,280
Containers and packaging – 0.4%
Amcor PLC (B)	81,400	835,164
Avery Dennison Corp.	4,219	550,031
Ball Corp.	16,636	1,098,974
International Paper Company	19,684	912,157
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Packaging Corp. of America	4,743	$530,742
Sealed Air Corp.	7,743	292,143
Westrock Company	12,895	520,055
		4,739,266
Metals and mining – 0.2%
Freeport-McMoRan, Inc.	72,701	827,337
Newmont Goldcorp Corp.	41,083	1,577,587
Nucor Corp.	15,191	856,165
		3,261,089
		34,728,531
Real estate – 3.4%
Equity real estate investment trusts – 3.3%
Alexandria Real Estate Equities, Inc.	6,611	1,074,420
American Tower Corp.	25,805	5,523,044
Apartment Investment & Management Company, A Shares	8,679	466,670
AvalonBay Communities, Inc.	8,141	1,745,512
Boston Properties, Inc.	8,379	1,160,827
Crown Castle International Corp.	24,235	3,239,250
Digital Realty Trust, Inc.	12,145	1,468,938
Duke Realty Corp.	21,069	741,207
Equinix, Inc.	4,944	2,802,506
Equity Residential	20,321	1,729,317
Essex Property Trust, Inc.	3,831	1,195,962
Extra Space Storage, Inc.	7,492	794,527
Federal Realty Investment Trust	4,063	536,600
Healthpeak Properties, Inc.	28,628	998,545
Host Hotels & Resorts, Inc.	42,548	744,165
Iron Mountain, Inc.	16,736	537,560
Kimco Realty Corp.	24,605	531,960
Mid-America Apartment Communities, Inc.	6,648	904,859
Prologis, Inc.	36,790	3,368,125
Public Storage	8,753	1,844,082
Realty Income Corp.	18,550	1,421,487
Regency Centers Corp.	9,767	635,246
SBA Communications Corp.	6,593	1,559,047
Simon Property Group, Inc.	17,955	2,714,976
SL Green Realty Corp.	4,804	409,925
The Macerich Company	6,423	172,971
UDR, Inc.	17,070	820,214
Ventas, Inc.	21,719	1,266,435
Vornado Realty Trust	9,232	596,110
Welltower, Inc.	23,623	1,997,797
Weyerhaeuser Company	43,424	1,281,442
		44,283,726
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	19,605	1,117,877
		45,401,603
Utilities – 3.9%
Electric utilities – 2.4%
Alliant Energy Corp.	14,381	762,193
American Electric Power Company, Inc.	29,898	2,731,182
Duke Energy Corp.	44,115	3,889,620
Edison International	21,682	1,498,226
Entergy Corp.	12,039	1,401,219
Evergy, Inc.	14,257	902,040
Eversource Energy	19,593	1,619,166
Exelon Corp.	58,827	2,611,919
FirstEnergy Corp.	32,695	1,559,225
NextEra Energy, Inc.	29,593	6,919,435
Pinnacle West Capital Corp.	6,800	594,252
PPL Corp.	43,731	1,488,166

122

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
The Southern Company	63,286	$3,923,099
Xcel Energy, Inc.	31,749	1,952,246
		31,851,988
Gas utilities – 0.0%
Atmos Energy Corp.	7,157	765,513
Independent power and renewable electricity producers – 0.1%
AES Corp.	40,195	760,087
NRG Energy, Inc.	15,318	608,584
		1,368,671
Multi-utilities – 1.3%
Ameren Corp.	14,883	1,106,253
CenterPoint Energy, Inc.	30,409	746,845
CMS Energy Corp.	17,183	1,053,318
Consolidated Edison, Inc.	20,111	1,747,445
Dominion Energy, Inc.	49,765	4,135,969
DTE Energy Company	11,099	1,386,709
NiSource, Inc.	22,605	597,902
Public Service Enterprise Group, Inc.	30,615	1,815,776
Sempra Energy	16,623	2,448,069
WEC Energy Group, Inc.	19,099	1,693,126
		16,731,412
Water utilities – 0.1%
American Water Works Company, Inc.	10,938	1,323,826
		52,041,410
TOTAL COMMON STOCKS (Cost $1,151,354,606)		$1,299,106,288
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Diversified telecommunication services – 0.0%
GCI Liberty, Inc., 7.000%	361	9,451
TOTAL PREFERRED SECURITIES (Cost $2,897)		$9,451
RIGHTS – 0.0%
DISH Network Corp. (Expiration Date: 12-9-19; Strike Price: $33.52) (A)	720	490
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(C)(D)	13,589	3,503
TOTAL RIGHTS (Cost $4,020)		$3,993
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.8%
U.S. Government Agency – 1.5%
Federal Home Loan Bank Discount Note 1.720%, 12/03/2019 *	$20,000,000	$19,999,122
Short-term funds – 0.1%
John Hancock Collateral Trust, 1.7887% (E)(F)	133,813	1,338,969
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 11-29-19 at 0.550% to be repurchased at $3,499,160 on 12-2-19, collateralized by $3,480,000 U.S. Treasury Notes, 2.875% due 10-15-21 (maturity value of $3,568,984)	$3,499,000	3,499,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,836,071)		$24,837,091
Total Investments (U.S. Sector Rotation Fund) (Cost $1,176,197,594) – 99.8%		$1,323,956,823
Other assets and liabilities, net – 0.2%		2,006,116
TOTAL NET ASSETS – 100.0%		$1,325,962,939
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $1,309,175.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 11-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	171	Long	Dec 2019	$25,211,697	$26,864,100	$1,652,403
						$1,652,403

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
123

John Hancock Funds II
Portfolio of Investments — November 30, 2019 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 11-30-19:
Capital Appreciation Fund
United States	85.1%
France	4.3%
China	3.4%
Canada	2.9%
United Kingdom	1.7%
Germany	1.3%
Netherlands	1.3%
TOTAL	100.0%
Health Sciences Fund
United States	86.8%
Switzerland	3.1%
Japan	2.1%
United Kingdom	2.1%
Denmark	1.1%
Netherlands	1.1%
Other countries	3.7%
TOTAL	100.0%
High Yield Fund
United States	73.9%
Cayman Islands	6.2%
Canada	5.2%
United Kingdom	3.8%
France	2.3%
Netherlands	2.0%
Luxembourg	1.2%
United Arab Emirates	1.0%
Other countries	4.4%
TOTAL	100.0%
Mid Value Fund
United States	84.7%
Canada	7.6%
Ireland	2.5%
Switzerland	1.0%
Other countries	4.2%
TOTAL	100.0%
Science & Technology Fund
United States	81.2%
China	7.1%
South Korea	4.2%
Germany	1.6%
Russia	1.4%
Australia	1.1%
Other countries	3.4%
TOTAL	100.0%
Strategic Equity Allocation Fund
United States	59.6%
Japan	8.4%
France	4.3%
United Kingdom	3.3%
Switzerland	3.0%
Canada	3.0%
Germany	2.8%
China	2.7%
South Korea	2.0%
Netherlands	1.3%
Other countries	9.6%
TOTAL	100.0%

The following funds had the following sector composition as a percentage of net assets on 11-30-19:
International Strategic Equity Allocation Fund
Financials	20.6%
Industrials	12.2%
Consumer discretionary	11.5%
Information technology	10.0%
Consumer staples	9.2%
Health care	8.7%
Communication services	6.4%
Materials	6.2%
Energy	4.7%
Utilities	2.8%
Real estate	2.4%
Short-term investments and other	5.3%
TOTAL	100.0%
International Value Fund
Financials	19.0%
Energy	13.3%
Health care	11.9%
Communication services	9.2%
Information technology	7.4%
Materials	6.8%
Industrials	6.6%
Consumer staples	5.5%
Consumer discretionary	4.6%
Utilities	3.5%
Real estate	3.4%
Short-term investments and other	8.8%
TOTAL	100.0%

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations typically are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Asia Pacific Total Return Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$9,337,441	—	$9,337,441	—
Foreign government obligations	135,063,870	—	135,063,870	—
Corporate bonds	151,774,127	—	151,774,127	—
Total investments in securities	$296,175,438	—	$296,175,438	—
Derivatives:
Assets
Futures	$11,790	$11,790	—	—

	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$235,339,743	$235,339,743	—	—
Consumer discretionary	382,198,112	329,209,407	$52,988,705	—
Consumer staples	73,953,823	73,953,823	—	—
Financials	36,296,607	36,296,607	—	—
Health care	185,051,465	185,051,465	—	—
Industrials	116,001,786	70,831,273	45,170,513	—
Information technology	727,976,440	705,551,184	22,425,256	—
Real estate	10,909,965	10,909,965	—	—
Short-term investments	48,681,905	48,681,905	—	—
Total investments in securities	$1,816,409,846	$1,695,825,372	$120,584,474	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$59,864,428	$59,864,428	—	—
Consumer discretionary	81,887,583	81,887,583	—	—
Consumer staples	19,679,109	19,679,109	—	—
Energy	3,591,720	3,591,720	—	—
Financials	92,452,718	92,452,718	—	—
Health care	199,245,167	179,345,906	$19,899,261	—
Industrials	134,119,136	134,119,136	—	—
Information technology	258,140,501	258,140,501	—	—
Real estate	9,716,962	9,716,962	—	—
Utilities	94,177,279	94,177,279	—	—
Preferred securities
Financials	28,065,863	28,065,863	—	—
Health care	25,650,617	25,650,617	—	—
Industrials	3,792,416	—	3,792,416	—
Utilities	33,606,205	33,606,205	—	—
Corporate bonds	287,881,511	—	287,881,511	—
Term loans
Communication services	5,026,648	—	5,026,648	—
Consumer staples	5,644,929	—	5,644,929	—
Financials	36,957,236	—	36,957,236	—
Health care	5,502,843	—	2,065,780	$3,437,063
Industrials	3,736,735	—	3,736,735	—
Information technology	29,698,852	—	29,698,852	—
Materials	939,247	—	939,247	—
Short-term investments	164,671,151	164,671,151	—	—
Total investments in securities	$1,584,048,856	$1,184,969,178	$395,642,615	$3,437,063
Derivatives:
Liabilities
Written options	$(15,726,136)	—	$(15,726,136)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,563,195,004	—	$1,563,195,004	—
Foreign government obligations	17,732,651	—	17,732,651	—
Corporate bonds	756,751,790	—	756,751,790	—
Municipal bonds	13,439,214	—	13,439,214	—

	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Bond Fund (continued)
Collateralized mortgage obligations	$306,290,612	—	$306,290,612	—
Asset backed securities	321,095,083	—	321,095,083	—
Short-term investments	106,653,259	$106,653,259	—	—
Total investments in securities	$3,085,157,613	$106,653,259	$2,978,504,354	—

Global Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$20,793,920	—	$20,793,920	—
Foreign government obligations	10,099,230	—	10,099,230	—
Corporate bonds	19,804,626	—	19,804,626	—
Municipal bonds	586,170	—	586,170	—
Term loans	294,585	—	294,585	—
Collateralized mortgage obligations	8,117,766	—	8,117,766	—
Asset backed securities	1,154,128	—	1,154,128	—
Common stocks	2,747	$2,747	—	—
Escrow shares	101,160	—	101,160	—
Purchased options	51,191	2,063	49,128	—
Short-term investments	600,000	—	600,000	—
Total investments in securities	$61,605,523	$4,810	$61,600,713	—
Liabilities
Sale commitments outstanding	$(833,240)	—	$(833,240)	—
Securities sold short	(768,802)	—	(768,802)	—
Derivatives:
Assets
Futures	20,910	$20,910	—	—
Forward foreign currency contracts	159,552	—	159,552	—
Swap contracts	515,872	—	515,872	—
Assets
Liabilities
Futures	(100,705)	(100,705)	—	—
Forward foreign currency contracts	(176,242)	—	(176,242)	—
Written options	(61,833)	—	(61,833)	—
Swap contracts	(633,212)	—	(633,212)	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$295,901	—	—	$295,901
Health care	277,552,148	$258,033,060	$19,011,264	507,824
Industrials	1,234,065	1,234,065	—	—
Preferred securities
Consumer discretionary	614,986	—	—	614,986
Health care	1,817,293	657,652	1,159,641	—
Information technology	852,177	—	—	852,177
Rights	92,136	92,136	—	—
Short-term investments	1,069,007	1,069,007	—	—
Total investments in securities	$283,527,713	$261,085,920	$20,170,905	$2,270,888

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$1,770,723	—	$1,770,723	—
Corporate bonds	195,121,162	—	195,121,162	—

	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Fund (continued)
Convertible bonds	$1,933,450	—	$1,933,450	—
Term loans	16,821,748	—	16,821,748	—
Asset backed securities	10,012,833	—	10,012,833	—
Common stocks	2,137,203	$1,999,631	—	$137,572
Preferred securities	1,544,305	1,544,305	—	—
Rights	496	496	—	—
Escrow shares	42,512	—	—	42,512
Escrow certificates	1,134	—	—	1,134
Purchased options	30,778	—	30,778	—
Short-term investments	12,924,782	12,924,782	—	—
Total investments in securities	$242,341,126	$16,469,214	$225,690,694	$181,218
Derivatives:
Assets
Futures	$7,167	$7,167	—	—
Forward foreign currency contracts	42,612	—	$42,612	—
Liabilities
Futures	(13,445)	(13,445)	—	—
Forward foreign currency contracts	(1,366)	—	(1,366)	—

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$29,138,344	—	$29,138,344	—
Austria	2,819,563	—	2,819,563	—
Belgium	21,794,842	—	21,794,842	—
Brazil	7,800,078	$7,800,078	—	—
Canada	121,204,587	121,204,587	—	—
Chile	1,529,887	1,289,402	240,485	—
China	110,290,640	37,134,542	73,153,527	$2,571
Colombia	742,211	742,211	—	—
Czech Republic	546,759	—	546,759	—
Denmark	21,856,809	—	21,856,809	—
Finland	5,031,794	—	5,031,794	—
France	175,344,954	—	175,344,954	—
Germany	106,052,315	—	106,052,315	—
Hong Kong	25,573,109	199,999	25,372,258	852
Hungary	1,384,755	—	1,384,755	—
Indonesia	1,873,013	—	1,873,013	—
Ireland	9,768,121	624,281	9,143,840	—
Isle of Man	352,077	—	352,077	—
Israel	6,112,325	2,568,037	3,544,288	—
Italy	34,312,115	—	34,312,115	—
Japan	344,184,106	—	344,184,106	—
Luxembourg	4,378,763	—	4,378,763	—
Macau	335,290	—	335,290	—
Malaysia	1,957,849	—	1,957,849	—
Mexico	9,903,369	9,815,444	87,925	—
Netherlands	51,279,560	2,635,224	48,644,336	—
New Zealand	1,916,936	—	1,916,936	—
Norway	2,826,297	—	2,826,297	—
Peru	1,582,835	1,582,835	—	—
Philippines	3,905,195	—	3,904,914	281
Poland	2,804,961	—	2,804,961	—
Portugal	1,814,910	—	1,814,910	—
Romania	265,446	—	265,446	—
Russia	136,027	—	136,027	—

	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Singapore	$14,645,582	—	$14,645,582	—
South Africa	21,320,958	—	21,320,958	—
South Korea	77,479,537	—	77,479,537	—
Spain	35,891,516	—	35,891,516	—
Sweden	33,181,283	—	33,181,283	—
Switzerland	117,906,019	—	117,906,019	—
Taiwan	49,361,272	—	49,361,272	—
Thailand	8,342,068	—	8,342,068	—
Turkey	1,095,245	—	1,095,245	—
United Arab Emirates	168,916	—	168,916	—
United Kingdom	118,609,212	$950,515	117,658,697	—
United States	1,186,516	754,648	431,868	—
Preferred securities
Brazil	3,950,049	3,950,049	—	—
Chile	121,149	121,149	—	—
Colombia	428,169	428,169	—	—
Germany	7,231,228	—	7,231,228	—
South Korea	4,348,335	—	4,348,335	—
United Kingdom	6,941	—	6,941	—
Exchange-traded funds	44,556,005	44,556,005	—	—
Warrants	115	115	—	—
Rights	50	50	—	—
Short-term investments	82,189,481	—	82,189,481	—
Total investments in securities	$1,732,839,488	$236,357,340	$1,496,478,444	$3,704
Derivatives:
Assets
Futures	$1,139,684	$1,139,684	—	—
Liabilities
Futures	(137,881)	(137,881)	—	—

International Value Fund
Investments in securities:
Assets
Common stocks
Canada	$9,831,086	$9,831,086	—	—
China	9,504,453	3,513,229	$5,991,224	—
Denmark	2,770,115	—	2,770,115	—
France	24,078,221	—	24,078,221	—
Germany	15,551,988	—	15,551,988	—
Hong Kong	15,552,390	—	15,552,390	—
Ireland	2,720,198	—	2,720,198	—
Israel	518,395	518,395	—	—
Italy	4,930,778	—	4,930,778	—
Japan	40,452,265	—	40,452,265	—
Luxembourg	5,078,542	—	5,078,542	—
Netherlands	21,962,698	4,808,128	17,154,570	—
Norway	3,816,545	—	3,816,545	—
Portugal	2,961,888	—	2,961,888	—
Singapore	2,884,315	—	2,884,315	—
South Korea	26,412,429	7,434,643	18,977,786	—
Switzerland	6,142,959	—	6,142,959	—
Taiwan	5,773,674	—	5,773,674	—
Thailand	1,542,909	—	1,542,909	—
United Kingdom	28,683,528	—	28,683,528	—
Short-term investments	16,584,178	1,184,178	15,400,000	—
Total investments in securities	$247,753,554	$27,289,659	$220,463,895	—

	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Stock Fund
Investments in securities:
Assets
Common stocks
Communication services	$125,386,065	$125,386,065	—	—
Consumer discretionary	327,598,417	326,663,093	—	$935,324
Consumer staples	27,669,982	27,669,982	—	—
Financials	18,542,860	18,542,860	—	—
Health care	332,361,747	312,228,926	$20,132,821	—
Industrials	179,247,199	179,247,199	—	—
Information technology	515,133,062	508,278,862	—	6,854,200
Preferred securities	43,266,907	—	—	43,266,907
Short-term investments	130,162,488	71,162,488	59,000,000	—
Total investments in securities	$1,699,368,727	$1,569,179,475	$79,132,821	$51,056,431

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$52,104,020	$52,104,020	—	—
Consumer discretionary	60,074,376	60,074,376	—	—
Consumer staples	98,092,263	87,595,584	$10,496,679	—
Energy	137,977,612	133,538,461	4,439,151	—
Financials	245,809,572	234,488,191	11,321,381	—
Health care	194,885,563	189,737,119	5,148,444	—
Industrials	118,224,947	107,479,037	10,745,910	—
Information technology	44,528,883	44,528,883	—	—
Materials	123,520,376	117,441,866	6,078,510	—
Real estate	79,506,243	79,506,243	—	—
Utilities	41,180,358	41,180,358	—	—
Preferred securities	3,160,625	3,160,625	—	—
Rights	4,634	4,634	—	—
Short-term investments	124,797,758	124,797,758	—	—
Total investments in securities	$1,323,867,230	$1,275,637,155	$48,230,075	—

Multi-Index Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$240,256,921	$240,256,921	—	—
Unaffiliated investment companies	121,159,520	121,159,520	—	—
Short-term investments	5,198,006	5,198,006	—	—
Total investments in securities	$366,614,447	$366,614,447	—	—

Multi-Index Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$359,372,692	$359,372,692	—	—
Unaffiliated investment companies	573,643,018	573,643,018	—	—
Short-term investments	25,853,002	25,853,002	—	—
Total investments in securities	$958,868,712	$958,868,712	—	—

Multi-Index Lifestyle Conservative Portfolio
Investments in securities:
Assets

	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index Lifestyle Conservative Portfolio (continued)
Affiliated investment companies	$20,432,925	$20,432,925	—	—
Unaffiliated investment companies	170,263,830	170,263,830	—	—
Short-term investments	7,603,491	7,603,491	—	—
Total investments in securities	$198,300,246	$198,300,246	—	—

Multi-Index Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$461,554,363	$461,554,363	—	—
Unaffiliated investment companies	413,617,320	413,617,320	—	—
Short-term investments	16,441,358	16,441,358	—	—
Total investments in securities	$891,613,041	$891,613,041	—	—

Multi-Index Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$69,623,497	$69,623,497	—	—
Unaffiliated investment companies	203,981,332	203,981,332	—	—
Short-term investments	9,491,374	9,491,374	—	—
Total investments in securities	$283,096,203	$283,096,203	—	—

Real Estate Securities Fund
Investments in securities:
Assets
Common stocks	$434,183,989	$434,183,989	—	—
Short-term investments	3,072,614	3,072,614	—	—
Total investments in securities	$437,256,603	$437,256,603	—	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$60,650,139	$52,904,778	$7,745,361	—
Consumer discretionary	37,558,745	30,225,661	7,333,084	—
Health care	3,984,256	3,984,256	—	—
Industrials	550,768	550,768	—	—
Information technology	163,470,910	153,818,266	9,652,644	—
Real estate	133,210	133,210	—	—
Preferred securities	2,713,122	—	—	$2,713,122
Short-term investments	28,956,639	23,731,639	5,225,000	—
Total investments in securities	$298,017,789	$265,348,578	$29,956,089	$2,713,122

Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Communication services	$643,406,155	$459,555,269	$183,849,124	$1,762
Consumer discretionary	825,709,773	512,490,000	313,219,297	476
Consumer staples	612,653,131	342,732,238	269,916,772	4,121
Energy	237,103,224	129,976,130	107,127,094	—
Financials	1,067,538,101	598,460,142	469,075,133	2,826
Health care	901,515,250	626,597,033	274,908,880	9,337
Industrials	818,272,029	437,842,446	380,429,583	—

	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Fund (continued)
Information technology	$1,380,869,110	$1,095,300,477	$285,568,633	—
Materials	332,357,255	166,429,971	165,925,892	$1,392
Real estate	284,170,492	205,150,129	79,020,363	—
Utilities	275,713,883	187,090,418	88,453,389	170,076
Preferred securities
Communication services	343,496	343,496	—	—
Consumer discretionary	9,668,531	201,561	9,466,970	—
Consumer staples	3,837,553	209,268	3,628,285	—
Energy	1,554,688	1,554,688	—	—
Financials	5,381,913	5,381,913	—	—
Health care	1,263,857	—	1,263,857	—
Industrials	13,150	—	13,150	—
Information technology	6,493,730	—	6,493,730	—
Materials	1,232,571	477,883	754,688	—
Utilities	255,035	255,035	—	—
Exchange-traded funds	83,059,982	83,059,982	—	—
Rights	11,172	1,491	—	9,681
Warrants	213	213	—	—
Short-term investments	241,578,937	94,589,167	146,989,770	—
Total investments in securities	$7,734,003,231	$4,947,698,950	$2,786,104,610	$199,671
Derivatives:
Assets
Futures	$4,522,638	$4,522,638	—	—
Liabilities
Futures	(156,643)	(156,643)	—	—

U.S. High Yield Bond Fund
Investments in securities:
Assets
Corporate bonds	$222,551,988	—	$222,551,988	—
Convertible bonds	1,350,684	—	1,350,684	—
Term loans	10,090,781	—	10,090,781	—
Rights	189,547	$325	189,222	—
Escrow certificates	19,800	—	—	$19,800
Short-term investments	30,637,472	30,637,472	—	—
Total investments in securities	$264,840,272	$30,637,797	$234,182,675	$19,800

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$148,110,966	$148,110,277	—	$689
Consumer discretionary	126,443,129	126,437,349	$5,780	—
Consumer staples	106,078,341	106,078,341	—	—
Energy	24,405,040	24,405,040	—	—
Financials	133,260,536	133,259,976	—	560
Health care	186,585,521	186,585,233	—	288
Industrials	101,964,733	101,964,733	—	—
Information technology	340,086,478	340,086,478	—	—
Materials	34,728,531	34,728,017	—	514
Real estate	45,401,603	45,401,603	—	—
Utilities	52,041,410	52,041,410	—	—
Preferred securities	9,451	9,451	—	—
Rights	3,993	490	—	3,503
Short-term investments	24,837,091	1,338,969	23,498,122	—
Total investments in securities	$1,323,956,823	$1,300,447,367	$23,503,902	$5,554

	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Sector Rotation Fund (continued)
Derivatives:
Assets
Futures	$1,652,403	$1,652,403	—	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.
Mid Cap Stock Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-19	$7,241,730	$56,410,566	$63,652,296
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	547,794	(13,143,659)	(12,595,865)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 11-30-19	$7,789,524	$43,266,907	$51,056,431
Change in unrealized at period end[1]	$547,794	$(13,143,659)	$(12,595,865)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds' Level 3 securities are outlined in the table below.
Mid Cap Stock Fund	Fair Value at 11-30-19	Valuation technique	Significant unobservable inputs	Input/Range*
Common stocks	$7,750,625	Market Approach	EV to revenue multiple Discount	3.42x - 3.96x (weighted average 3.49x) 12.5% - 17.5% (weighted average 16.9%)
	38,899	Market Approach	Expected future value Discount	$0.10 50.0%
	$7,789,524

Preferred securities	$5,046,284	Market Approach	Pending transaction value Probability weightings	12.60x - 19.19x 30.0% - 70.0%
	24,557,617	Market Approach	EV to revenue multiple Discount	0.97x - 3.96x (weighted average 1.46x) 12.5% - 17.5% (weighted average 17.1%)
	13,578,244	Market Approach	EV to revenue multiple Discount OPM - Volatility	3.11x - 5.67x (weighted average 3.85x) 25.0% 20.0% - 45.0% (weighted average 34.8%)
	84,762	Market Approach	Expected future value Discount	$0.36 55.0%
	$43,266,907

Total	$51,056,431

* A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of a fund’s Level 3 securities as of November 30, 2019, could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Enterprise value ("EV") to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Options pricing method (OPM) - Volatility	Variable	Variable
Pending transaction value	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Probability weightings	Variable	Variable

Investment in affiliated underlying funds. John Hancock Multi-Index Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the funds' investment may represent a significant portion of each underlying funds' net assets.
Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust	4,501,877	$25,457,039	$95,281,340	$(75,686,210)	$(3,111)	$(1,921)	$112,075	—	$45,047,137
Capital Appreciation Value Fund
John Hancock Collateral Trust	1,046,334	—	$15,592,764	$(5,122,053)	$(222)	$(557)	$6,788	—	$10,469,932
Core Bond Fund
John Hancock Collateral Trust	56,717	$1,019,314	$1,647,242	$(2,099,075)	$118	$(68)	$1,176	—	$567,531
High Yield Fund
John Hancock Collateral Trust	724,324	$877,204	$10,893,971	$(4,522,758)	$(111)	$(500)	$9,809	—	$7,247,806
International Value Fund
John Hancock Collateral Trust	118,343	$937,826	$18,239,239	$(17,992,801)	$(7)	$(79)	$7,618	—	$1,184,178
Mid Cap Stock Fund
John Hancock Collateral Trust	7,111,768	$26,551,791	$176,087,397	$(131,474,879)	$(539)	$(1,282)	$169,023	—	$71,162,488
Mid Value Fund
John Hancock Collateral Trust	4,832,123	$10,825,459	$91,865,798	$(54,336,796)	$(315)	$(2,478)	$33,488	—	$48,351,668
Multi-Index Lifestyle Aggressive Portfolio
John Hancock Collateral Trust	510,043	—	$35,275,450	$(30,171,805)	$(5)	—	$6,040	—	$5,103,640
Strategic Equity Allocation	20,054,835	$226,266,576	4,873,762	(7,947,348)	(1,432,431)	$18,496,362	—	—	240,256,921
					$(1,432,436)	$18,496,362	$6,040	—	$245,360,561
Multi-Index Lifestyle Balanced Portfolio
John Hancock Collateral Trust	2,494,563	$53,581,782	$129,606,545	$(158,226,285)	$(522)	$(171)	$80,592	—	$24,961,349
Strategic Equity Allocation	29,997,721	343,540,970	11,483,448	(21,430,665)	(3,222,239)	29,001,178	—	—	359,372,692
					$(3,222,761)	$29,001,007	$80,592	—	$384,334,041
Multi-Index Lifestyle Conservative Portfolio
John Hancock Collateral Trust	734,076	$12,589,826	$53,115,986	$(58,359,200)	$(930)	$(302)	$29,238	—	$7,345,380
Strategic Equity Allocation	1,705,586	20,951,644	1,391,948	(3,408,990)	(441,982)	1,940,305	—	—	20,432,925
					$(442,912)	$1,940,003	$29,238	—	$27,778,305
Multi-Index Lifestyle Growth Portfolio
John Hancock Collateral Trust	1,642,996	$16,547,429	$109,367,370	$(109,478,160)	$3,912	$(239)	$55,963	—	$16,440,312
Strategic Equity Allocation	38,527,075	434,224,242	14,782,462	(20,187,528)	(3,862,548)	36,597,735	—	—	461,554,363
					$(3,858,636)	$36,597,496	$55,963	—	$477,994,675
Multi-Index Lifestyle Moderate Portfolio
John Hancock Collateral Trust	914,794	$12,169,739	$95,928,744	$(98,944,220)	$(428)	$(132)	$32,024	—	$9,153,703
Strategic Equity Allocation	5,811,644	66,838,092	2,926,132	(5,134,154)	(796,548)	5,789,975	—	—	69,623,497
					$(796,976)	$5,789,843	$32,024	—	$78,777,200
Real Estate Securities Fund

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	19,128	—	$15,648,500	$(15,457,038)	$(62)	—	$896	—	$191,400
Science & Technology Fund
John Hancock Collateral Trust	820,577	$9,739,733	$31,180,779	$(32,709,307)	$(239)	$(28)	$27,419	—	$8,210,938
Strategic Equity Allocation Fund
John Hancock Collateral Trust	9,452,961	$80,031,817	$281,300,681	$(266,738,562)	$(1,604)	$(3,165)	$560,750	—	$94,589,167
U.S. High Yield Bond Fund
John Hancock Collateral Trust	1,968,026	$12,857,869	$23,393,991	$(16,557,558)	$(453)	$(1,195)	$23,931	—	$19,692,654
U.S. Sector Rotation Fund
John Hancock Collateral Trust	133,813	$4,141,717	$6,719,439	$(9,521,873)	$9	$(323)	$34,228	—	$1,338,969
Direct placement securities. The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at November 30, 2019:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Health Sciences Fund
Acerta Pharma BV, Class B	2-8-16	$146,475	4,892,850	—	—	4,892,850	0.2%	$451,610
Doximity, Inc.	4-10-14	307,268	63,738	—	—	63,738	0.3%	852,177
JAND, Inc., Class A	4-23-15	194,538	16,938	—	—	16,938	0.1%	275,412
JAND, Inc., Series D	4-23-15	434,397	37,822	—	—	37,822	0.2%	614,986
								$2,194,185
High Yield Fund
New Cotai, Inc., Class B	4-12-13	—	11	—	—	11	0.0%	—
Mid Cap Stock Fund
Coupang LLC	11-20-14	$7,607,320	2,300,670	—	—	2,300,670	0.9%	$13,680,934
DraftKings, Inc.	12-4-14	3,666,693	2,294,714	—	—	2,294,714	0.4%	6,815,301
Essence Group Holdings Corp.	5-1-14	5,083,384	2,958,957	—	—	2,958,957	0.5%	8,788,102
JAND, Inc., Class A	4-23-15	635,744	57,523	—	—	57,523	0.1%	935,324
JAND, Inc., Series D	4-23-15	1,419,614	128,449	—	—	128,449	0.1%	2,088,581
Lookout, Inc., Series F	7-31-14	4,276,874	392,767	—	—	392,767	0.2%	2,568,696
MarkLogic Corp., Series F	4-27-15	6,431,120	580,011	—	—	580,011	0.4%	5,979,913
The Honest Company, Inc., Series C	8-20-14	3,966,620	142,030	—	—	142,030	0.3%	4,544,960
The Honest Company, Inc., Series D	8-3-15	490,560	12,795	—	—	12,795	0.0%*	484,675
The We Company, Inc., Series D1	12-8-14	3,335,927	184,328	—	—	184,328	0.2%	2,687,502
The We Company, Inc., Series D2	12-8-14	3,472,011	161,782	—	—	161,782	0.1%	2,358,782
								$50,932,770
Science & Technology Fund
Airbnb, Inc., Series E	7-14-15	$1,526,562	16,398	—	—	16,398	0.6%	$1,857,565
DiDi Chuxing, Inc.	10-19-15	460,705	16,798	—	—	16,798	0.3%	855,557
								$2,713,122
*	Less than 0.05%.
For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.